                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8090

                    LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                             Dennis L. Schoff, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

                              Colleen E. Tonn Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

Registrant's telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 through June 30, 2006

Item 1. Reports to Stockholders

Lincoln Variable Insurance Products Trust -- Aggressive Growth Fund
Lincoln Variable Insurance Products Trust -- Bond Fund
Lincoln Variable Insurance Products Trust -- Capital Appreciation Fund
Lincoln Variable Insurance Products Trust -- Core Fund
Lincoln Variable Insurance Products Trust -- Equity-Income Fund
Lincoln Variable Insurance Products Trust -- Global Asset Allocation Fund Lincoln Variable Insurance Products Trust -- Growth Fund
Lincoln Variable Insurance Products Trust -- Growth and Income Fund
Lincoln Variable Insurance Products Trust -- Growth Opportunities Fund
Lincoln Variable Insurance Products Trust -- International Fund
Lincoln Variable Insurance Products Trust -- Managed Fund
Lincoln Variable Insurance Products Trust -- Money Market Fund
Lincoln Variable Insurance Products Trust -- Social Awareness Fund
Lincoln Variable Insurance Products Trust -- Special Opportunities Fund
Lincoln Variable Insurance Products Trust -- Profile Funds:
                                             Conservative Profile Fund
                                             Moderate Profile Fund
                                             Moderately Aggressive Profile Fund
                                             Aggressive Profile Fund

                             AGGRESSIVE GROWTH FUND

                              (T. ROWE PRICE LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               Aggressive Growth Fund
                               Semiannual Report
                               June 30, 2006

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- AGGRESSIVE GROWTH FUND

INDEX

DISCLOSURE OF FUND EXPENSES                                     1
SECTOR ALLOCATION                                               2
STATEMENT OF NET ASSETS                                         3
STATEMENT OF OPERATIONS                                         7
STATEMENTS OF CHANGES IN NET ASSETS                             7
FINANCIAL HIGHLIGHTS                                            8
NOTES TO FINANCIAL STATEMENTS                                  10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                               Expenses
                         Beginning    Ending                  Paid During
                          Account     Account    Annualized     Period
                           Value       Value      Expense      1/1/06 to
                          1/1/06      6/30/06      Ratios      6/30/06*
-------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class           $1,000.00   $1,019.00      0.86%        $4.31
Service Class            1,000.00     1,017.70      1.11%         5.55
-------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class           $1,000.00   $1,020.53      0.86%        $4.31
Service Class            1,000.00     1,019.29      1.11%         5.56
-------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                           Aggressive Growth Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   99.98%
------------------------------------------------------------------------
Aerospace & Defense                                             1.23%
Automobiles & Automotive Parts                                  0.23%
Banking & Finance                                               9.40%
Building & Materials                                            1.72%
Business Services                                               3.63%
Cable, Media & Publishing                                       4.64%
Chemicals                                                       1.58%
Computers & Technology                                          9.79%
Consumer Services                                               2.36%
Electronics & Electrical Equipment                             11.62%
Energy                                                         10.84%
Environmental Services                                          0.31%
Farming & Agriculture                                           0.46%
Food, Beverage & Tobacco                                        0.68%
Health Care & Pharmaceuticals                                  16.07%
Industrial Machinery                                            1.57%
Insurance                                                       1.56%
Leisure, Lodging & Entertainment                                7.60%
Packaging & Containers                                          0.21%
Retail                                                          5.61%
Telecommunications                                              3.00%
Textiles, Apparel & Furniture                                   1.42%
Transportation & Shipping                                       3.87%
Utilities                                                       0.58%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                0.20%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.18%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.18%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                           Aggressive Growth Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                              MARKET
                                               NUMBER OF       VALUE
                                                SHARES       (U.S. $)
    COMMON STOCK-99.98%
    AEROSPACE & DEFENSE-1.23%
    Empresa Brasileira de Aeronautica ADR....    36,900    $   1,345,743
    Rockwell Collins.........................    39,300        2,195,691
                                                           -------------
                                                               3,541,434
                                                           -------------
    AUTOMOBILES & AUTOMOTIVE PARTS-0.23%
    ITT Industries...........................    13,600          673,200
                                                           -------------
                                                                 673,200
                                                           -------------
    BANKING & FINANCE-9.40%
  + Affiliated Managers Group................     4,800          417,072
    BlackRock................................     6,200          862,854
  + CBOT Holdings............................    22,500        2,690,775
    Chicago Mercantile Exchange..............     5,500        2,701,325
    City National............................     7,400          481,666
  + E Trade Financial........................    61,700        1,407,994
    East West Bancorp........................    10,000          379,100
    Eaton Vance..............................    32,300          806,208
    Federated Investors Class B..............    16,900          532,350
    First Horizon National...................    15,900          639,180
    Investors Financial Services.............    49,200        2,209,080
    Janus Capital Group......................    22,000          393,800
    Lazard Class A...........................    13,300          537,320
    Legg Mason...............................    12,550        1,248,976
    Mellon Financial.........................    29,200        1,005,356
    Moody's..................................    39,800        2,167,508
    Northern Trust...........................    26,200        1,448,860
    Nuveen Investments.......................    12,300          529,515
    optionsXpress Holdings...................    15,000          349,650
    Schwab (Charles).........................    25,200          402,696
    SEI Investments..........................    14,800          723,424
    State Street.............................    25,900        1,504,531
  + SVB Financial Group......................    12,500          568,250
    Synovus Financial........................    57,300        1,534,494
  + TD AmeriTrade Holding....................    65,000          962,650
    UCBH Holdings............................    27,400          453,196
                                                           -------------
                                                              26,957,830
                                                           -------------
    BUILDING & MATERIALS-1.72%
    Centex...................................    13,600          684,080
    Fastenal.................................    14,600          588,234
    KB HOME..................................     9,000          412,650
    Lennar Class A...........................    21,900          971,703
  + Meritage Homes...........................     8,500          401,625
    Pulte Homes..............................    12,000          345,480
    Thor Industries..........................    16,600          804,270
  + Toll Brothers............................    11,800          301,726
    Winnebago Industries.....................    13,600          422,144
                                                           -------------
                                                               4,931,912
                                                           -------------
    BUSINESS SERVICES-3.63%
  + Clear Channel Outdoor Holdings...........    49,200        1,031,232
    Corporate Executive Board................    16,700        1,673,340
  + Dun & Bradstreet.........................    10,400          724,672
    Fidelity National Information............    17,400          615,960
    Fluor....................................    25,000        2,323,250

                                                              MARKET
                                               NUMBER OF       VALUE
                                                SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    BUSINESS SERVICES (CONTINUED)
  + ITT Educational Services.................    12,600    $     829,206
  + LECG.....................................    30,000          554,100
    Manpower.................................     8,000          516,800
    Ritchie Bros Auctioneers.................    17,100          909,378
    Robert Half International................    29,600        1,243,200
                                                           -------------
                                                              10,421,138
                                                           -------------
    CABLE, MEDIA & PUBLISHING-4.64%
    Citadel Broadcasting.....................    23,200          206,480
  + Getty Images.............................    27,000        1,714,770
    Harte-Hanks..............................    23,900          612,796
  + Lamar Advertising........................    31,400        1,691,204
    McGraw-Hill Companies....................     9,100          457,093
    Meredith.................................    12,200          604,388
  + Monster Worldwide........................    36,100        1,540,026
    Omnicom Group............................    20,400        1,817,436
  + Radio One Class D........................    50,900          376,660
    Rogers Communications....................    34,500        1,393,800
  + Salem Communications Class A.............    26,000          338,260
    Scripps (E.W.)...........................    11,200          483,168
  + Univision Communications Class A.........    27,900          934,650
    WPP Group ADR............................    18,700        1,127,423
                                                           -------------
                                                              13,298,154
                                                           -------------
    CHEMICALS-1.58%
    Avery Dennison...........................     8,900          516,734
    Ecolab...................................    38,100        1,546,098
    Praxair..................................    10,300          556,200
    Sigma-Aldrich............................     9,000          653,760
  + Symyx Technologies.......................    21,700          524,055
    Valspar..................................    27,800          734,198
                                                           -------------
                                                               4,531,045
                                                           -------------
    COMPUTERS & TECHNOLOGY-9.79%
  + Activision...............................    55,288          629,177
  + Adobe Systems............................    45,700        1,387,452
  + Avid Technology..........................    11,100          369,963
  + Cadence Design Systems...................    36,800          631,120
    CDW......................................    11,400          623,010
  + Check Point Software Technology..........    27,200          478,176
  + CheckFree................................    19,500          966,420
  + ChoicePoint..............................    23,600          985,772
  + Citrix Systems...........................    17,000          682,380
  + Cogent...................................    49,500          745,965
  + Cognizant Technology Solutions...........    28,700        1,933,519
  + Cognos...................................    19,800          563,310
  + Digital River............................    16,000          646,240
  + DST Systems..............................     8,900          529,550
  + Electronic Arts..........................    12,200          525,088
  + F5 Networks..............................     9,800          524,104
    FactSet Research Systems.................    18,550          877,415
    Fair Isaac...............................    14,250          517,418
  + FileNet..................................    23,700          638,241
  + Fiserv...................................    12,300          557,928

                           Aggressive Growth Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                              MARKET
                                               NUMBER OF       VALUE
                                                SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    COMPUTERS & TECHNOLOGY (CONTINUED)
    Global Payments..........................    17,600    $     854,480
    Henry (Jack) & Associates................    29,000          570,140
  + Hyperion Solutions.......................    15,000          414,000
  + II-VI....................................    16,000          292,800
  + Internet Security Systems................    23,000          433,550
  + Intuit...................................    27,300        1,648,647
  + McAfee...................................    37,800          917,406
  + Mercury Interactive......................    14,800          517,556
    National Instruments.....................    15,150          415,110
  + NAVTEQ...................................    44,400        1,983,792
  + Red Hat..................................    41,700          975,780
  + salesforce.com...........................    14,700          391,902
    Satyam Computer Services ADR.............    20,000          662,800
  + Sina.....................................    14,500          362,210
  + Synopsys.................................    32,000          600,640
  + THQ......................................    30,950          668,520
  + VeriSign.................................    33,900          785,463
  + Websense.................................    18,000          369,720
  + Zebra Technologies Class A...............    11,750          401,380
                                                           -------------
                                                              28,078,144
                                                           -------------
    CONSUMER SERVICES-2.36%
  + Apollo Group Class A.....................     8,905          460,121
    Block (H&R)..............................    21,800          520,148
  + Career Education.........................    13,800          412,482
  + DeVry....................................    25,100          551,447
    Equifax..................................    21,700          745,178
  + Iron Mountain............................    47,450        1,773,681
    Paychex..................................    53,400        2,081,532
  + Universal Technical Institute............    10,000          220,200
                                                           -------------
                                                               6,764,789
                                                           -------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-11.62%
  + Advanced Micro Devices...................    22,000          537,240
  + Altera...................................   118,500        2,079,675
    American Power Conversion................    29,700          578,853
    AMETEK...................................    25,400        1,203,452
    Analog Devices...........................    65,500        2,105,170
  + Broadcom Class A.........................    59,850        1,798,493
  + Cymer....................................    10,200          473,892
  + Dolby Laboratories Class A...............    17,700          412,410
  + FLIR Systems.............................    20,400          450,024
    Garmin...................................     6,200          653,728
    Gentex...................................    20,000          280,000
  + Integrated Device Technology.............    49,400          700,492
    Intersil.................................    30,300          704,475
    Jabil Circuit............................    30,800          788,480
    KLA-Tencor...............................    13,400          557,038
  + Lam Research.............................    15,200          708,624
    Linear Technology........................    71,500        2,394,535
  + Marvell Technology Group.................    30,400        1,347,632
    Maxim Integrated Products................    67,800        2,177,058
    Microchip Technology.....................    75,500        2,533,025
    National Semiconductor...................    85,600        2,041,560

                                                              MARKET
                                               NUMBER OF       VALUE
                                                SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    ELECTRONICS & ELECTRICAL EQUIPMENT (CONTINUED)
  + QLogic...................................    23,600    $     406,864
    Roper Industries.........................    18,600          869,550
  + Semtech..................................    30,100          434,945
  + Silicon Laboratories.....................    41,200        1,448,180
    Symbol Technologies......................    94,200        1,016,418
  + Teradyne.................................    90,000        1,253,700
  + Thermo Electron..........................    12,000          434,880
  + Waters...................................    21,600          959,040
    Xilinx...................................    87,000        1,970,550
                                                           -------------
                                                              33,319,983
                                                           -------------
    ENERGY-10.84%
  + Aventine Renewable Energy................    11,700          455,130
  + Bill Barrett.............................    75,000        2,220,750
    BJ Services..............................    68,600        2,556,036
  + Cameron International....................    56,400        2,694,228
  + Compton Petroleum........................    47,500          548,150
    Consol Energy............................    32,000        1,495,040
    Diamond Offshore Drilling................    12,000        1,007,160
    Foundation Coal Holdings.................    58,600        2,750,098
  + Grant Prideco............................    54,500        2,438,875
    Hugoton Royalty Trust....................         1               30
    Murphy Oil...............................    39,100        2,184,126
  + Nabors Industries........................    34,000        1,148,860
    Smith International......................    64,400        2,863,868
  + Ultra Petroleum..........................    34,900        2,068,523
  + VeraSun Energy...........................     3,300           86,592
  + Weatherford International................    52,600        2,610,012
    Williams.................................    79,000        1,845,440
    XTO Energy...............................    47,933        2,121,994
                                                           -------------
                                                              31,094,912
                                                           -------------
    ENVIRONMENTAL SERVICES-0.31%
  + Stericycle...............................    13,600          885,360
                                                           -------------
                                                                 885,360
                                                           -------------
    FARMING & AGRICULTURE-0.46%
    Delta and Pine Land......................    20,700          608,580
    Monsanto.................................     8,300          698,777
                                                           -------------
                                                               1,307,357
                                                           -------------
    FOOD, BEVERAGE & TOBACCO-0.68%
    Hershey..................................    13,100          721,417
    McCormick & Company......................    20,400          684,420
    Wrigley (Wm) Jr. ........................    11,875          538,650
                                                           -------------
                                                               1,944,487
                                                           -------------
    HEALTH CARE & PHARMACEUTICALS-16.07%
  + Alkermes.................................    21,400          404,888
    Allergan.................................    21,707        2,328,292
  + American Medical System Holdings.........    37,500          624,375
  + Amylin Pharmaceuticals...................    20,600        1,017,022
  + ArthroCare...............................    11,200          470,512
  + AtheroGenics.............................    23,000          300,150
    Avon Products............................    19,000          589,000
    Bard (C.R.)..............................    17,400        1,274,724

                           Aggressive Growth Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                              MARKET
                                               NUMBER OF       VALUE
                                                SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    HEALTH CARE & PHARMACEUTICALS (CONTINUED)
    Becton, Dickinson........................    10,900    $     666,317
    Biomet...................................    36,100        1,129,569
  + Celgene..................................    37,700        1,788,111
  + Cephalon.................................    17,800        1,069,780
  + Charles River Laboratories
     International...........................    12,100          445,280
  + Coventry Health Care.....................    37,350        2,052,009
    Dade Behring Holdings....................    14,900          620,436
  + DaVita...................................    21,200        1,053,640
  + deCODE genetics..........................    53,000          328,070
    DENTSPLY International...................    11,900          721,140
  + Edwards Lifesciences.....................    13,000          590,590
  + Express Scripts Class A..................    15,100        1,083,274
  + Gen-Probe................................     6,600          356,268
  + Genzyme..................................     9,400          573,870
    Health Management Associates Class A.....    21,700          427,707
  + Healthways...............................    11,000          579,040
  + Hologic..................................     9,800          483,728
  + Humana...................................    30,800        1,653,960
  + Integra LifeSciences Holdings............    16,000          620,960
  + Invitrogen...............................    10,800          713,556
  + Kyphon...................................    14,900          571,564
  + Laboratory Corporation of America
     Holdings................................    21,200        1,319,276
  + LifePoint Hospitals......................    14,000          449,820
  + Lincare Holdings.........................    22,700          858,968
    Manor Care...............................    13,500          633,420
  + Martek Biosciences.......................    14,800          428,460
  + Medco Health Solutions...................    26,200        1,500,736
  + MedImmune................................    33,000          894,300
  + Millennium Pharmaceuticals...............    34,400          342,968
  + Millipore................................    11,300          711,787
  + Myogen...................................    13,300          385,700
  + Nektar Therapeutics......................    32,100          588,714
  + Neurocrine Biosciences...................     8,300           87,980
    Omnicare.................................     8,800          417,296
  + OSI Pharmaceuticals......................    22,100          728,416
  + Patterson................................    16,400          572,852
  + PDL BioPharma............................    14,400          265,104
  + QIAGEN...................................    37,000          507,640
    Quest Diagnostics........................    25,800        1,545,936
  + ResMed...................................    21,800        1,023,510
  + Respironics..............................    20,600          704,932
  + Schein (Henry)...........................    23,200        1,084,136
  + Sepracor.................................    18,600        1,062,804
  + St. Jude Medical.........................    29,100          943,422
  + Techne...................................    17,200          875,824
  + Theravance...............................    20,500          469,040
  + Varian Medical Systems...................    24,200        1,145,870
  + Ventana Medical Systems..................    15,600          736,008
  + Vertex Pharmaceuticals...................    22,200          814,962
  + Zimmer Holdings..........................     8,000          453,760
                                                           -------------
                                                              46,091,473
                                                           -------------

                                                              MARKET
                                               NUMBER OF       VALUE
                                                SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    INDUSTRIAL MACHINERY-1.57%
    Danaher..................................     7,600    $     488,832
    Graco....................................    21,800        1,002,364
    IDEX.....................................    14,050          663,160
    Pall.....................................    21,900          613,200
    Precision Castparts......................    29,000        1,733,040
                                                           -------------
                                                               4,500,596
                                                           -------------
    INSURANCE-1.56%
    Ambac Financial Group....................     9,100          738,010
  + Arch Capital Group.......................    12,800          761,088
    Axis Capital Holdings....................    14,800          423,428
    Brown & Brown............................    18,000          525,960
  + Markel...................................     1,600          555,200
    Marsh & McLennan.........................    16,000          430,240
    MBIA.....................................     8,700          509,385
    Willis Group Holdings....................    17,000          545,700
                                                           -------------
                                                               4,489,011
                                                           -------------
    LEISURE, LODGING & ENTERTAINMENT-7.60%
    Boyd Gaming..............................    24,100          972,676
    Brunswick................................    13,400          445,550
    Choice Hotels International..............    26,100        1,581,660
  + DreamWorks Animation SKG.................    14,300          327,470
    Harley-Davidson..........................    21,800        1,196,602
    Harrah's Entertainment...................    20,800        1,480,544
    Hilton Hotels............................    59,900        1,693,972
    International Game Technology............    45,100        1,711,094
  + Las Vegas Sands..........................    10,500          817,530
    Marriott International Class A...........    49,600        1,890,752
    MoneyGram International..................    75,000        2,546,250
    Royal Caribbean Cruises..................    29,200        1,116,900
  + Shuffle Master...........................    26,950          883,421
    Starwood Hotels & Resorts Worldwide......    28,400        1,713,656
    Station Casinos..........................    17,200        1,170,976
  + WMS Industries...........................    18,500          506,715
  + Wynn Resorts.............................    23,800        1,744,540
                                                           -------------
                                                              21,800,308
                                                           -------------
    PACKAGING & CONTAINERS-0.21%
    Sealed Air...............................    11,400          593,712
                                                           -------------
                                                                 593,712
                                                           -------------
    RETAIL-5.61%
    Advance Auto Parts.......................    14,000          404,600
  + Amazon.Com...............................    25,500          986,340
  + Bed Bath & Beyond........................    45,200        1,499,284
  + Cheesecake Factory.......................    15,750          424,463
  + Dick's Sporting Goods....................    22,000          871,200
    Dollar General...........................    56,200          785,676
    Family Dollar Stores.....................    33,500          818,405
    Fred's...................................    23,500          313,725
    Men's Wearhouse..........................    18,150          549,945
    Michaels Stores..........................    15,000          618,600
  + O'Reilly Automotive......................    32,200        1,004,318
    OSI Restaurant Partners..................    15,400          532,840
  + Panera Bread Company Class A.............     6,700          450,508

                           Aggressive Growth Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                              MARKET
                                               NUMBER OF       VALUE
                                                SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    RETAIL (CONTINUED)
    PETsMART.................................    35,400    $     906,240
    Ross Stores..............................    34,900          978,945
    Staples..................................    40,800          992,256
    Tiffany & Co.............................    33,700        1,112,774
  + Tim Hortons..............................    17,900          460,925
    TJX......................................    64,600        1,476,756
    Williams-Sonoma..........................    26,700          909,135
                                                           -------------
                                                              16,096,935
                                                           -------------
    TELECOMMUNICATIONS-3.00%
  + American Tower Class A...................    76,300        2,374,456
  + Crown Castle International...............    75,100        2,593,954
  + Juniper Networks.........................    50,700          810,693
  + NeuStar Class A..........................    16,100          543,375
  + NII Holdings Class B.....................    27,500        1,550,450
  + SBA Communications.......................    27,800          726,692
                                                           -------------
                                                               8,599,620
                                                           -------------
    TEXTILES, APPAREL & FURNITURE-1.42%
    Cintas...................................    31,800        1,264,368
  + Coach....................................    40,400        1,207,960
    Harman International.....................    14,000        1,195,180
    HNI......................................     9,000          408,150
                                                           -------------
                                                               4,075,658
                                                           -------------

                                                              MARKET
                                               NUMBER OF       VALUE
                                                SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    TRANSPORTATION & SHIPPING-3.87%
    Expeditors International.................    30,800    $   1,725,108
    Grainger (W.W.)..........................    20,000        1,504,600
    Landstar System..........................    23,400        1,105,182
    Robinson (C.H.) Worldwide................    27,000        1,439,100
    SkyWest..................................    92,300        2,289,040
    Southwest Airlines.......................    86,500        1,416,005
    UTi Worldwide............................    63,900        1,612,197
                                                           -------------
                                                              11,091,232
                                                           -------------
    UTILITIES-0.58%
  + AES......................................    90,000        1,660,500
                                                           -------------
                                                               1,660,500
                                                           -------------
    TOTAL COMMON STOCK
     (COST $236,180,971).....................                286,748,790
                                                           -------------
                                               PRINCIPAL
                                                AMOUNT
                                               (U.S. $)
 SS COMMERCIAL PAPER- 0.20%
    Total Capital 5.272% 7/3/06..............  $570,000          569,833
                                                           -------------
    TOTAL COMMERCIAL PAPER
     (COST $569,833).........................                    569,833
                                                           -------------

TOTAL MARKET VALUE OF SECURITIES-100.18% (COST
 $236,750,804)..............................................    287,318,623
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.18%).....       (506,525)
                                                              -------------
NET ASSETS APPLICABLE TO 26,010,413 SHARES
 OUTSTANDING-100.00%........................................  $ 286,812,098
                                                              =============
NET ASSET VALUE-AGGRESSIVE GROWTH FUND STANDARD CLASS
 ($276,610,686 / 25,078,293 SHARES).........................        $11.030
                                                              =============
NET ASSET VALUE-AGGRESSIVE GROWTH FUND SERVICE CLASS
 ($10,201,412 / 932,120 SHARES).............................        $10.944
                                                              =============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $ 441,134,898
Undistributed net investment income.........................        163,376
Accumulated net realized loss on investments................   (205,053,995)
Net unrealized appreciation of investments..................     50,567,819
                                                              -------------
Total net assets............................................  $ 286,812,098
                                                              =============

------------------
SSThe interest rate shown is the effective yield as of the time of purchase. +Non-income producing security for the period ended June 30, 2006.

ADR-American Depositary Receipts

                             See accompanying notes

                           Aggressive Growth Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends................................................  $ 1,401,564
Income from investments in affiliated companies..........        9,119
Interest.................................................        7,215
Foreign tax withheld.....................................       (5,162)
                                                           -----------
                                                             1,412,736
                                                           -----------
EXPENSES:
Management fees..........................................    1,061,078
Accounting and administration expenses...................       91,086
Reports and statements to shareholders...................       46,198
Professional fees........................................       16,413
Distribution expenses-Service Class......................       10,315
Custodian fees...........................................        8,197
Trustees' fees...........................................        4,000
Other....................................................       12,798
                                                           -----------
                                                             1,250,085
Less expense paid indirectly.............................         (725)
                                                           -----------
Total operating expenses.................................    1,249,360
                                                           -----------
NET INVESTMENT INCOME....................................      163,376
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments.........................    9,094,717
Net change in unrealized appreciation/depreciation of
 investments.............................................   (3,911,430)
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..........    5,183,287
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $ 5,346,663
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED
                                              6/30/06       YEAR ENDED
                                            (UNAUDITED)      12/31/05
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income (loss)..............  $    163,376   $   (695,587)
Net realized gain on investments..........     9,094,717     13,478,571
Net change in unrealized
 appreciation/depreciation of
 investments..............................    (3,911,430)    11,517,681
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................     5,346,663     24,300,665
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................    18,988,519     17,986,163
 Service Class............................     4,720,864      4,874,390
                                            ------------   ------------
                                              23,709,383     22,860,553
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (20,534,894)   (38,143,909)
 Service Class............................      (937,804)    (1,183,454)
                                            ------------   ------------
                                             (21,472,698)   (39,327,363)
                                            ------------   ------------
Increase (decrease) in net assets derived
 from capital share transactions..........     2,236,685    (16,466,810)
                                            ------------   ------------
NET INCREASE IN NET ASSETS................     7,583,348      7,833,855
NET ASSETS:
Beginning of period.......................   279,228,750    271,394,895
                                            ------------   ------------
End of period (including undistributed net
 investment income of $163,376 and $0,
 respectively)............................  $286,812,098   $279,228,750
                                            ============   ============

                             See accompanying notes

                           Aggressive Growth Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 AGGRESSIVE GROWTH FUND STANDARD CLASS
                                       SIX MONTHS
                                          ENDED
                                       6/30/06(1)                                      YEAR ENDED
                                       (UNAUDITED)      12/31/05       12/31/04(2)      12/31/03(3)      12/31/02       12/31/01
                                       ------------------------------------------------------------------------------------------
Net asset value, beginning of
 period..............................   $ 10.824        $  9.857         $  8.672         $  6.539       $  9.371       $ 17.644

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)(4)......      0.007          (0.026)          (0.039)          (0.029)        (0.036)        (0.043)
Net realized and unrealized gain
 (loss) on investments...............      0.199           0.993            1.224            2.162         (2.796)        (5.119)
                                        --------        --------         --------         --------       --------       --------
Total from investment operations.....      0.206           0.967            1.185            2.133         (2.832)        (5.162)
                                        --------        --------         --------         --------       --------       --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net realized gain on investments.....          -               -                -                -              -         (3.111)
                                        --------        --------         --------         --------       --------       --------
Total dividends and distributions....          -               -                -                -              -         (3.111)
                                        --------        --------         --------         --------       --------       --------

Net asset value, end of period.......   $ 11.030        $ 10.824         $  9.857         $  8.672       $  6.539       $  9.371
                                        ========        ========         ========         ========       ========       ========

Total return(5)......................      1.90%           9.81%           13.66%           32.62%        (30.22%)       (33.29%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)............................   $276,611        $272,838         $269,192         $267,451       $213,893       $352,865
Ratio of expenses to average net
 assets..............................      0.86%           0.87%            0.91%            0.90%          0.87%          0.81%
Ratio of net investment income (loss)
 to average net assets...............      0.12%          (0.26%)          (0.44%)          (0.39%)        (0.47%)        (0.40%)
Portfolio turnover...................        50%             38%             106%              94%            77%           112%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Commencing January 1, 2004, T. Rowe Price replaced Putnam Investments as the Fund's sub-adviser.

(3)Effective April 30, 2003, the Lincoln National Aggressive Growth Fund, Inc. was merged into the Aggressive Growth Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Aggressive Growth Fund, Inc.

(4)The average shares outstanding method has been applied for per share information.

(5)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                           Aggressive Growth Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                AGGRESSIVE GROWTH FUND SERVICE CLASS
                                                   SIX MONTHS
                                                      ENDED                                             5/15/03(3)
                                                   6/30/06(1)                YEAR ENDED                     TO
                                                   (UNAUDITED)       12/31/05        12/31/04(2)         12/31/03
                                                   ---------------------------------------------------------------
Net asset value, beginning of period.............   $ 10.754         $  9.817          $ 8.659            $ 7.172

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(4)...........................     (0.007)          (0.051)          (0.061)            (0.029)
Net realized and unrealized gain on
 investments.....................................      0.197            0.988            1.219              1.516
                                                    --------         --------          -------            -------
Total from investment operations.................      0.190            0.937            1.158              1.487
                                                    --------         --------          -------            -------

Net asset value, end of period...................   $ 10.944         $ 10.754          $ 9.817            $ 8.659
                                                    ========         ========          =======            =======
Total return(5)..................................      1.77%            9.54%           13.37%             20.73%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)..........   $ 10,201         $  6,391          $ 2,203            $   693
Ratio of expenses to average net assets..........      1.11%            1.12%            1.16%              1.11%
Ratio of net investment loss to average net
 assets..........................................     (0.13%)          (0.51%)          (0.69%)            (0.57%)
Portfolio turnover...............................        50%              38%             106%                94%(6)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Commencing January 1, 2004, T. Rowe Price replaced Putnam Investments as the Fund's sub-adviser.

(3)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(4)The average shares outstanding method has been applied for per share information.

(5)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(6)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                           Aggressive Growth Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Aggressive Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $704 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.65% of the average daily net assets of the Fund in excess of $400 million.

DMC has contractually agreed to waive a portion of its advisory fee through April 30, 2007. The waiver amount is 0.05% of average daily net assets of the Fund in excess of $750 million. The fee waiver will renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

T. Rowe Price (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.50% of the first $250 million of the Fund's average daily net assets, 0.45% of the next $500 million, and 0.40% of any excess of the Fund's average daily net assets over $750 million.

                           Aggressive Growth Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2006, fees for these services amounted to $68,614.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2006, fees for these support services amounted to $9,972.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2006, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $169,820
Accounting and Administration Fees Payable to DSC...........    22,760
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................     2,007

The Fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. For the six months ended June 30, 2006, the Fund received distributions from the Reserve Funds of $9,119.

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2006, the Fund made purchases of $73,313,109 and sales of $72,493,637 of investment securities other than short-term investments.

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments was $237,641,787. At June 30, 2006, net unrealized appreciation was $49,676,836, of which $62,707,335 related to unrealized appreciation of investments and $13,030,499 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $ 441,134,898
Undistributed ordinary income...........................         163,376
Capital loss carryforwards..............................    (212,853,455)
Six month period realized gains.........................       8,690,443
Unrealized appreciation of investments..................      49,676,836
                                                           -------------
Net assets..............................................   $ 286,812,098
                                                           =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $120,856,683 expires in 2009, $76,089,467 expires in 2010 and $15,907,305 expires in 2011. For the six months ended June 30, 2006, the Fund had capital gains of $8,690,443 which may reduce the capital loss carryforwards.

                           Aggressive Growth Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS      YEAR
                                                 ENDED        ENDED
                                                6/30/06      12/31/05
                                               ----------   ----------
Shares sold:
 Standard Class..............................  1,690,479     1,751,914
 Service Class...............................    420,820       486,950
                                               ----------   ----------
                                               2,111,299     2,238,864
                                               ----------   ----------
Shares repurchased:
 Standard Class..............................  (1,817,822)  (3,855,549)
 Service Class...............................    (82,999)     (117,062)
                                               ----------   ----------
                                               (1,900,821)  (3,972,611)
                                               ----------   ----------
Net increase (decrease)......................    210,478    (1,733,747)
                                               ==========   ==========

6. MARKET RISK
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

7. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2006, or at any time during the period.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                           Aggressive Growth Fund- 12

                                   BOND FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Bond Fund
                               Semiannual Report
                               June 30, 2006

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- BOND FUND

INDEX

DISCLOSURE OF FUND EXPENSES                                     1
SECTOR ALLOCATION AND CREDIT RATING BREAKDOWN                   2
STATEMENT OF NET ASSETS                                         3
STATEMENT OF OPERATIONS                                        12
STATEMENTS OF CHANGES IN NET ASSETS                            12
FINANCIAL HIGHLIGHTS                                           13
NOTES TO FINANCIAL STATEMENTS                                  15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                    Expenses
                             Beginning     Ending                  Paid During
                              Account      Account    Annualized     Period
                               Value        Value      Expense      1/1/06 to
                               1/1/06      6/30/06      Ratios      6/30/06*
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class               $1,000.00    $  991.60      0.41%        $2.02
Service Class                 1,000.00       990.30      0.66%         3.26
------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class               $1,000.00    $1,022.76      0.41%        $2.06
Service Class                 1,000.00     1,021.52      0.66%         3.31
------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                  Bond Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND

SECTOR ALLOCATION AND CREDIT RATING BREAKDOWN
AS OF JUNE 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  0.06%
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      2.94%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                              19.44%
------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              2.32%
------------------------------------------------------------------------
COLLATERALIZED DEBT OBLIGATIONS                                 0.25%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           3.52%
------------------------------------------------------------------------
CORPORATE BONDS                                                37.79%
------------------------------------------------------------------------
Banking                                                         4.65%
Basic Industry                                                  1.11%
Brokerage                                                       2.18%
Capital Goods                                                   0.69%
Communications                                                  4.59%
Consumer Cyclical                                               4.78%
Consumer Non-Cyclical                                           3.07%
Electric                                                        4.96%
Energy                                                          0.54%
Finance                                                         2.65%
Insurance                                                       4.34%
Natural Gas                                                     1.58%
Real Estate                                                     0.64%
Technology                                                      0.59%
Transportation                                                  1.42%
------------------------------------------------------------------------
FOREIGN AGENCIES                                                0.41%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 1.21%
------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              4.93%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                 13.46%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                      12.90%
------------------------------------------------------------------------
WARRANTS                                                        0.00%
------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                         2.67%
------------------------------------------------------------------------
COMMERCIAL PAPER                                               14.98%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              116.88%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS               (16.88%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

CREDIT RATING BREAKDOWN
(AS A % OF FIXED INCOME INVESTMENTS)
------------------------------------------------------------------------
AAA                                                            43.30%
AA                                                             14.48%
A                                                              17.65%
BBB                                                            19.96%
BB                                                              3.33%
B                                                               1.28%
------------------------------------------------------------------------
TOTAL                                                         100.00%
------------------------------------------------------------------------

                                  Bond Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      AGENCY ASSET-BACKED SECURITIES-0.06%
   -- Fannie Mae Grantor Trust
       Series 2004-T4 A3
       4.42% 8/25/24........................  $    780,439   $    776,902
                                                             ------------
      TOTAL AGENCY ASSET-BACKED SECURITIES
       (COST $780,244)......................                      776,902
                                                             ------------
      AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-2.94%
      Fannie Mae
       Series 2003-122 AJ
       4.50% 2/25/28........................     1,737,598      1,670,225
       Series 2005-110 MB
       5.50% 9/25/35........................     3,110,000      3,067,761
      Fannie Mae Grantor Trust
       Series 2001-T8 A2
       9.50% 7/25/41........................       932,639        997,002
      Fannie Mae Whole Loan
       Series 2004-W9 2A1
       6.50% 2/25/44........................     2,029,167      2,047,539
      Freddie Mac
       Series 2662 MA
       4.50% 10/15/31.......................     3,147,190      3,056,167
       Series 2872 GC
       5.00% 11/15/29.......................     3,005,000      2,878,689
       Series 2890 PC
       5.00% 7/15/30........................     3,780,000      3,627,177
       Series 2915 KP
       5.00% 11/15/29.......................     2,920,000      2,809,494
       Series 3022 MB
       5.00% 12/15/28.......................     5,770,000      5,591,612
       Series 3063 PC
       5.00% 2/15/29........................     3,900,000      3,770,811
    S Freddie Mac Structured Pass-Through
       Securities
       Series T-58 2A
       6.50% 9/25/43........................     1,549,133      1,560,954
        -- Series T-60 1A4C
       5.395% 3/25/44.......................     2,800,000      2,751,464
    Government National Mortgage Association
       Series 2002-61 BA
       4.648% 3/16/26.......................     1,289,326      1,260,048
       Series 2003-5 B
       4.486% 10/16/25......................     3,580,000      3,430,783
                                                             ------------
      TOTAL AGENCY COLLATERALIZED MORTGAGE
       OBLIGATIONS
       (COST $39,637,635)...................                   38,519,726
                                                             ------------
      AGENCY MORTGAGE-BACKED SECURITIES-19.44%
      Fannie Mae
       6.50% 8/1/17.........................     1,460,715      1,478,517
      Fannie Mae Relocation 15 yr
       4.00% 9/1/20.........................     6,385,217      5,860,432
      Fannie Mae Relocation 30 yr
       4.00% 3/1/35.........................     3,140,639      2,764,744
       5.00% 1/1/34.........................     1,555,625      1,469,579
       5.00% 10/1/35........................     3,745,966      3,529,402
       5.00% 2/1/36.........................     5,344,036      5,031,744
      Fannie Mae S.F. 15 yr TBA
       5.00% 7/1/21.........................     6,260,000      6,029,163
       5.50% 7/1/21.........................    10,560,000     10,365,300

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
      Fannie Mae S.F. 30 yr
       5.50% 3/1/29.........................  $  2,635,178   $  2,545,418
       5.50% 4/1/29.........................     4,677,438      4,518,113
       7.50% 4/1/32.........................        55,425         57,330
       7.50% 11/1/34........................       266,536        275,698
      Fannie Mae S.F. 30 yr TBA
       5.00% 7/1/36.........................    51,465,000     48,119,775
       5.50% 7/1/36.........................   102,625,000     98,584,140
       6.00% 7/1/36.........................    13,600,000     13,387,500
       6.50% 7/1/36.........................    33,490,000     33,667,916
       7.00% 7/1/36.........................     6,240,000      6,384,300
       7.50% 7/30/36........................     1,695,000      1,752,736
   -- Freddie Mac ARM
       3.914% 4/1/34........................     1,459,727      1,449,235
      Freddie Mac Relocation 30 yr
       5.00% 9/1/33.........................     3,061,418      2,901,650
      Freddie Mac S.F. 15 yr
       4.00% 2/1/14.........................     1,875,378      1,776,921
      Freddie Mac S.F. 30 yr TBA
       5.00% 7/1/36.........................     2,720,000      2,540,650
                                                             ------------
      TOTAL AGENCY MORTGAGE-BACKED
       SECURITIES
       (COST $256,849,991)..................                  254,490,263
                                                             ------------
      AGENCY OBLIGATIONS-2.32%
      Fannie Mae
      ##5.405% 10/9/19......................     7,605,000      3,470,808
       6.625% 9/15/09.......................     7,855,000      8,126,697
      Federal Home Loan Bank
       3.50% 9/15/06........................       785,000        781,906
       4.25% 9/14/07........................    12,195,000     12,020,880
      Freddie Mac
       4.375% 11/16/07......................     2,585,000      2,547,582
       4.75% 1/19/16........................     3,655,000      3,452,725
                                                             ------------
      TOTAL AGENCY OBLIGATIONS
       (COST $31,032,178)...................                   30,400,598
                                                             ------------
      COLLATERALIZED DEBT OBLIGATIONS-0.25%
  @=# Alliance Capital Funding CBO
       Series 1 A3 144A
       5.84% 2/15/10........................       336,459        336,459
   @= Batterson Park CBO
       Series 1A A4 CBO
       6.13% 1/2/11.........................        46,398         46,398
  @=# Juniper CBO
       Series 1999-1A A1 144A
       6.83% 4/15/11........................       989,379        996,927
  @=# Magnetite Asset Investor CDO
       Series 3 C1 144A 8.786% 1/31/08......       750,000        750,000
  @=# ML CBO
       1999-PUTNUM-1 144A
       7.515% 8/10/11.......................       584,360        586,128
  @=# Travelers Funding Limited CBO Series
       1A A2 144A
       6.35% 2/18/14........................       500,000        502,092
                                                             ------------
      TOTAL COLLATERALIZED DEBT OBLIGATIONS
       (COST $3,246,713)....................                    3,218,004
                                                             ------------

                                  Bond Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      COMMERCIAL MORTGAGE-BACKED SECURITIES-3.52%
   -- Bank of America Commercial Mortgage
       Securities
       Series 2006-2 AJ
       5.776% 5/10/45.......................  $  2,455,000   $  2,417,408
    # Bear Stearns Commercial Mortgage
       Securities
       Series 2004-ESA E 144A
       5.064% 5/14/16.......................     3,280,000      3,231,877
    S Commercial Mortgage Pass-Through
       Certificates
       #Series 2001-J1A A2 144A
       6.457% 2/14/34.......................     2,291,340      2,341,945
       Series 2006-C7 A2
       5.69% 6/10/46........................     2,145,000      2,136,819
    # Credit Suisse First Boston Mortgage
       Securities
       Series 2001-SPGA A2 144A
       6.515% 8/13/18.......................       712,000        736,269
   -- Credit Suisse Mortgage Capital
       Certificates
       Series 2006-C1 AAB
       5.681% 2/15/39.......................     1,170,000      1,149,779
    # Crown Castle Towers
       Series 2005-1A C 144A
       5.074% 6/15/35.......................     1,685,000      1,620,283
      General Electric Capital Commercial
       Mortgage
       Series 2002-1A A3
       6.269% 12/10/35......................     1,605,000      1,643,237
      Greenwhich Capital Commercial Mortgage
       Securities
       Series 2006-GG7
       6.11% 7/10/16........................     1,450,000      1,450,000
    # Hilton Hotel Pool Trust
       Series 2000-HLTA A1 144A
       7.055% 10/3/15.......................       915,696        942,518
      JPMorgan Chase Commercial Mortgage
       Securities
       Series 2002-C1 A3
       5.376% 7/12/37.......................     2,975,000      2,914,023
       Series 2003-C1 A2
       4.985% 1/12/37.......................     3,640,000      3,480,104
        -- Series 2006-LDP7 AJ
       5.876% 4/15/45.......................     1,365,000      1,354,954
      LB-UBS Commercial Mortgage Trust
       Series 2002-C1 A4
       6.462% 3/15/31.......................     3,305,000      3,410,356
      Merrill Lynch Mortgage Trust
       #Series 2002-MW1 J 144A
       5.695% 7/12/34.......................       749,500        697,965
        -- Series 2004-BPC1 A3
       4.467% 10/12/41......................     1,975,000      1,857,441
       #Series 2005-GGP1 E 144A
       4.33% 11/15/10.......................       625,000        613,971
       #Series 2005-GGP1 F 144A
       4.35% 11/15/10.......................       610,000        599,007
        -- Series 2006-C1 AJ
       5.844% 5/12/39.......................     1,830,000      1,800,957
   -- Merrill Lynch/Countrywide Commercial
       Mortgage Trust
       Series 2006-2 AJ
       5.917% 6/12/46.......................     1,345,000      1,345,220
    # Morgan Stanley Capital I
       Series 1999-FNV1 G 144A
       6.12% 3/15/31........................     1,145,000      1,143,428

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
 -- # Morgan Stanley Dean Witter Capital
       Series 2001-TOP1 E 144A
       7.551% 2/15/33.......................  $    490,000   $    507,663
 -- # STRIPs III
       Series 2003-1A AFIX 144A
       3.308% 3/24/18.......................     3,253,526      3,104,703
    # Tower 144A
       Series 2004-2A A
       4.232% 12/15/14......................     2,590,000      2,476,291
       Series 2006-1 B
       5.588% 2/15/36.......................     1,195,000      1,170,745
       Series 2006-1 C
       5.707% 2/15/36.......................     1,900,000      1,863,801
                                                             ------------
      TOTAL COMMERCIAL MORTGAGE-BACKED
       SECURITIES
       (COST $47,296,280)...................                   46,010,764
                                                             ------------
      CORPORATE BONDS-37.79%
      BANKING-4.65%
 -- # Banco Santander 144A
       5.633% 12/9/09.......................       595,000        595,553
   -- Barclays Bank
       6.278% 12/29/49......................       800,000        698,425
      Citigroup
       5.875% 2/22/33.......................     1,610,000      1,507,330
      Credit Suisse First Boston USA
       6.125% 11/15/11......................     3,795,000      3,850,107
      First Union Instutional Capital II
       7.85% 1/1/27.........................     4,095,000      4,278,173
 -- # Glitnir Banki HF 144A
       6.693% 6/15/16.......................     2,340,000      2,329,021
      HSBC Holdings
       6.50% 5/2/36.........................     2,530,000      2,495,276
      Marshall & Ilsley
       3.95% 8/14/09........................     5,325,000      5,074,528
      Popular North America
       4.25% 4/1/08.........................     3,455,000      3,361,736
        -- 5.41% 4/6/09.....................     2,000,000      2,005,304
      Popular North America Capital Trust I
       6.564% 9/15/34.......................     4,383,000      4,001,938
 -- # Rabobank Capital Funding II 144A
       5.26% 12/29/49.......................     2,130,000      2,001,529
 -- # Resona Bank 144A
       5.85% 9/29/49........................     4,390,000      4,091,739
 -- # Resona Preferred Global Securities
       Cayman 144A
       7.191% 12/29/49......................     5,590,000      5,616,384
 -- # Shinsei Finance 144A
       6.418% 1/29/49.......................     1,565,000      1,472,437
 -- # Skandinaviska Enskilda 144A
       8.125% 9/29/49.......................     2,310,000      2,320,480
      Sovereign Capital Trust VI
       7.908% 6/13/36.......................     2,085,000      2,146,716
 -- # Sumitomo Mitsui Banking 144A
       5.625% 7/29/49.......................     5,410,000      5,054,341
    # Wachovia Capital Trust I 144A
       7.64% 1/15/27........................     3,880,000      4,051,593
   -- Wachovia Capital Trust III
       5.80% 8/29/49........................     4,010,000      3,895,242
                                                             ------------
                                                               60,847,852
                                                             ------------

                                  Bond Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      CORPORATE BONDS (CONTINUED)
      BASIC INDUSTRY-1.11%
      Barrick Gold Finance
       7.50% 5/1/07.........................  $  2,815,000   $  2,854,770
      Lubrizol
       4.625% 10/1/09.......................     1,387,000      1,336,441
      Newmont Gold
       8.91% 1/5/09.........................       319,661        336,443
      Southern Copper
       7.50% 7/27/35........................       100,000         95,973
    # Southern Copper 144A
       7.50% 7/27/35........................       335,000        320,672
      Southern Peru Copper
       7.50% 7/27/35........................     4,190,000      4,021,269
      Stone Container
       9.25% 2/1/08.........................     1,465,000      1,530,925
    # Stora Enso Oyj 144A
       7.25% 4/15/36........................     1,815,000      1,777,019
      Valspar
       6.00% 5/1/07.........................        10,000         10,014
      Weyerhaeuser
       7.125% 7/15/23.......................     2,215,000      2,182,792
                                                             ------------
                                                               14,466,318
                                                             ------------
      BROKERAGE-2.18%
   -- Ameriprise Financial
       7.518% 6/1/66........................     2,385,000      2,403,593
      Amvescap
       4.50% 12/15/09.......................     2,345,000      2,243,612
      E Trade Financial
       8.00% 6/15/11........................       770,000        789,250
      Goldman Sachs
       6.345% 2/15/34.......................     2,225,000      2,080,767
      JPM Capital Trust I
       7.54% 1/15/27........................     1,170,000      1,216,062
    # Kaupthing Bank 144A
       7.125% 5/19/16.......................     3,185,000      3,191,542
      LaBranche & Company
       9.50% 5/15/09........................     1,340,000      1,433,800
      Merrill Lynch
       6.05% 5/16/16........................     4,335,000      4,314,352
      Morgan Stanley
       5.05% 1/21/11........................     1,320,000      1,281,441
       5.375% 10/15/15......................     3,395,000      3,219,658
      Nuveen Investments
       5.00% 9/15/10........................     3,615,000      3,478,939
   -- UBS Preferred Funding Trust V
       6.243% 5/29/49.......................     2,930,000      2,891,796
                                                             ------------
                                                               28,544,812
                                                             ------------
      CAPITAL GOODS-0.69%
      General Electric
       5.00% 2/1/13.........................     3,852,000      3,694,672
      Honeywell International
       5.70% 3/15/36........................     1,635,000      1,533,944
      United Technologies
       6.05% 6/1/36.........................     1,975,000      1,949,491
      York International
       6.625% 8/15/06.......................     1,850,000      1,851,240
                                                             ------------
                                                                9,029,347
                                                             ------------

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      CORPORATE BONDS (CONTINUED)
      COMMUNICATIONS-4.59%
      AT&T
       7.30% 11/15/11.......................  $  2,785,000   $  2,959,645
       8.00% 11/15/31.......................     1,650,000      1,899,914
      BellSouth
       4.20% 9/15/09........................     1,485,000      1,416,772
      British Telecommunications
       8.875% 12/15/30......................     1,815,000      2,236,900
      Citizens Communications
       9.25% 5/15/11........................     3,115,000      3,364,200
      Comcast
       6.50% 11/15/35.......................     1,485,000      1,406,225
      COX Communications
       4.625% 1/15/10.......................     1,835,000      1,751,720
      CSC Holdings
       8.125% 7/15/09.......................       765,000        782,213
      Embarq
       6.738% 6/1/13........................     1,935,000      1,931,776
      GTE California
       7.65% 3/15/07........................     5,035,000      5,097,032
   -- Liberty Media
       6.829% 9/17/06.......................     2,585,000      2,593,660
      News America Holdings
       7.75% 12/1/45........................     1,710,000      1,803,660
      Nextel Communications
       6.875% 10/31/13......................     3,860,000      3,886,896
      Sprint Capital
       7.625% 1/30/11.......................     2,910,000      3,100,454
       8.75% 3/15/32........................     3,895,000      4,710,387
      Telecom Italia Capital
       4.00% 1/15/10........................     3,680,000      3,446,427
      Telefonica Emisones
        -- 5.714% 6/19/09...................     2,025,000      2,027,549
       5.984% 6/20/11.......................     1,345,000      1,341,483
       6.421% 6/20/16.......................     1,100,000      1,099,715
       7.045% 6/20/36.......................     2,690,000      2,696,894
      Telefonos de Mexico
       4.50% 11/19/08.......................     3,090,000      2,988,305
      Time Warner Entertainment
       8.375% 3/15/23.......................       922,000      1,027,634
    # Viacom 144A
        -- 5.691% 6/16/09...................     3,095,000      3,095,981
       5.75% 4/30/11........................     2,090,000      2,054,965
    # Windstream 144A
       8.125% 8/1/13........................       450,000        461,250
       8.625% 8/1/16........................       905,000        929,888
                                                             ------------
                                                               60,111,545
                                                             ------------
      CONSUMER CYCLICAL-4.78%
      Centex
       4.875% 8/15/08.......................     5,020,000      4,907,713
        -- 5.399% 8/1/07....................     2,605,000      2,606,831
      Corrections Corporation of America
       7.50% 5/1/11.........................       767,000        776,588
   -- DaimlerChrysler Holdings
       5.74% 3/13/09........................     3,560,000      3,565,077
      Ford Motor
       7.45% 7/16/31........................     1,540,000      1,120,350
      Ford Motor Credit
       5.70% 1/15/10........................     2,210,000      1,937,306
      Fortune Brands
       5.125% 1/15/11.......................     2,140,000      2,051,605
      General Motors
       8.375% 7/15/33.......................     2,570,000      2,081,700

                                  Bond Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      CORPORATE BONDS (CONTINUED)
      CONSUMER CYCLICAL (CONTINUED)
      General Motors Acceptance Corporation
       6.875% 9/15/11.......................  $  9,295,000   $  8,878,379
       8.00% 11/1/31........................     3,450,000      3,324,717
      Home Depot
       5.40% 3/1/16.........................     1,800,000      1,728,632
      Johnson Controls
       5.00% 11/15/06.......................     1,085,000      1,081,352
      Lodgenet Entertainment
       9.50% 6/15/13........................     1,655,000      1,770,850
      Mandalay Resort
       9.50% 8/1/08.........................       845,000        897,813
      May Department Stores
       3.95% 7/15/07........................     3,987,000      3,910,015
      MGM MIRAGE
       9.75% 6/1/07.........................     1,975,000      2,039,188
    # Neiman Marcus 144A
       10.375% 10/15/15.....................     1,930,000      2,060,275
      Penney (J.C.)
       7.625% 3/1/97........................     6,485,000      6,458,625
       8.00% 3/1/10.........................     1,455,000      1,551,385
      Time Warner
       8.18% 8/15/07........................     5,845,000      5,998,132
      Visteon
       8.25% 8/1/10.........................     4,090,000      3,844,600
                                                             ------------
                                                               62,591,133
                                                             ------------
      CONSUMER NON-CYCLICAL-3.07%
    # AmerisourceBergen 144A
       5.625% 9/15/12.......................        20,000         19,200
       5.875% 9/15/15.......................     4,200,000      3,979,500
      Anheuser Busch
       5.75% 4/1/36.........................     1,545,000      1,453,854
      Baxter International
       5.196% 2/16/08.......................     1,835,000      1,819,650
      HCA
       5.50% 12/1/09........................     2,445,000      2,368,366
      Humana
       6.45% 6/1/16.........................     1,930,000      1,913,867
      Kraft Foods
       4.125% 11/12/09......................     3,055,000      2,905,959
       6.50% 11/1/31........................       135,000        135,234
      Kroger
       6.375% 3/1/08........................     2,415,000      2,433,407
      Medco Health Solutions
       7.25% 8/15/13........................     3,785,000      4,013,122
      MedPartners
       7.375% 10/1/06.......................     7,593,000      7,621,475
      Medtronic
       4.75% 9/15/15........................     1,440,000      1,318,406
    President and Fellows of Harvard College
       6.30% 10/1/37........................     3,160,000      3,189,129
      Schering-Plough
       6.75% 12/1/33........................       273,000        280,806
      US Oncology
       9.00% 8/15/12........................     1,585,000      1,656,325
      UST
       6.625% 7/15/12.......................     2,510,000      2,584,991
      Wyeth
       5.50% 2/1/14.........................     2,610,000      2,525,736
                                                             ------------
                                                               40,219,027
                                                             ------------
      ELECTRIC-4.96%
   -- Alabama Power Capital Trust IV
       4.75% 10/1/42........................     4,720,000      4,660,854

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      CORPORATE BONDS (CONTINUED)
      ELECTRIC (CONTINUED)
      Ameren
       4.263% 5/15/07.......................  $  2,456,000   $  2,423,797
      Avista
       7.75% 1/1/07.........................     2,872,000      2,896,912
       9.75% 6/1/08.........................     2,245,000      2,387,344
   -- Avista Capital Trust III
       6.50% 4/1/34.........................       990,000        973,548
    # Caithness Coso Fund 144A
       5.489% 6/15/19.......................     2,158,553      2,086,077
      CC Fund Trust I
       6.90% 2/16/07........................     2,011,000      2,022,583
      Consolidated Edison of New York
       6.20% 6/15/36........................     2,240,000      2,188,084
      Consumers Energy
       6.00% 2/15/14........................     3,910,000      3,866,552
      Dominion Resources
       5.687% 5/15/08.......................     2,995,000      2,987,015
        -- 5.79% 9/28/07....................     2,555,000      2,557,443
      Duke Capital
       4.331% 11/16/06......................     1,421,000      1,414,907
       5.668% 8/15/14.......................     2,816,000      2,726,434
      FPL Group Capital
       4.086% 2/16/07.......................     1,000,000        990,308
   -- Nisource Finance
       5.764% 11/23/09......................     1,945,000      1,948,908
      Northern States Power
       6.25% 6/1/36.........................     2,480,000      2,471,821
      NRG Energy
       7.375% 2/1/16........................     1,010,000        987,275
      Oncor Electric Delivery
       7.00% 5/1/32.........................     1,265,000      1,316,875
      Pepco Holdings
       5.50% 8/15/07........................     3,320,000      3,308,954
        -- 5.856% 6/1/10....................     2,685,000      2,694,862
    # Power Contract Financing 144A
       6.256% 2/1/10........................     4,915,000      4,917,600
   -- Progress Energy
       5.518% 1/15/10.......................     3,170,000      3,182,959
      PSEG Funding Trust I
       5.381% 11/16/07......................     5,685,000      5,645,915
      Southern Capital Funding
       5.30% 2/1/07.........................     1,621,000      1,613,701
      Tampa Electric
       6.55% 5/15/36........................     1,585,000      1,596,472
      TECO Energy
       7.20% 5/1/11.........................       210,000        212,363
      Xcel Energy
       6.50% 7/1/36.........................       925,000        910,124
                                                             ------------
                                                               64,989,687
                                                             ------------
      ENERGY-0.54%
      Apache Finance
       7.00% 3/15/09........................       220,000        227,595
    # Canadian Oil Sands 144A
       4.80% 8/10/09........................     2,745,000      2,660,201
      Nexen
       5.875% 3/10/35.......................     1,465,000      1,297,511
      USX
       9.125% 1/15/13.......................     2,507,000      2,927,156
                                                             ------------
                                                                7,112,463
                                                             ------------
      FINANCE-2.65%
      American General Finance
       4.875% 7/15/12.......................     2,400,000      2,273,474

                                  Bond Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      CORPORATE BONDS (CONTINUED)
      FINANCE (CONTINUED)
      HSBC Finance
       4.625% 9/15/10.......................  $  2,810,000   $  2,695,594
   -- HSBC Finance Capital Trust IX
       5.911% 11/30/35......................     2,300,000      2,198,802
      International Lease Finance
       4.625% 6/2/08........................       315,000        309,078
   -- MUFG Capital Finance 1
       6.346% 7/29/49.......................     2,215,000      2,140,465
 -- # Premium Asset Trust
       Series 2005-2 144A
       5.191% 2/2/07........................     2,965,000      2,963,162
      Residential Capital
       6.00% 2/22/11........................     2,670,000      2,589,729
       6.125% 11/21/08......................     2,400,000      2,373,478
       6.375% 6/30/10.......................     1,901,000      1,876,753
        -- 6.489% 11/21/08..................     1,305,000      1,311,067
       6.50% 4/17/13........................     3,085,000      3,031,540
       6.875% 6/30/15.......................     7,230,000      7,210,753
 -- # Residential Capital 144A
       6.898% 4/17/09.......................     3,720,000      3,722,582
                                                             ------------
                                                               34,696,477
                                                             ------------
      INSURANCE-4.34%
      AmerUs Group
       6.583% 5/16/11.......................     3,225,000      3,227,709
    # Farmers Exchange Capital 144A
       7.05% 7/15/28........................     1,665,000      1,597,519
    # Farmers Insurance Exchange 144A
       6.00% 8/1/14.........................     2,205,000      2,124,299
       8.625% 5/1/24........................     7,295,000      8,113,237
      Marsh & McLennan
       5.15% 9/15/10........................     3,560,000      3,439,412
        -- 5.19% 7/13/07....................     3,285,000      3,283,873
      MetLife
       5.00% 6/15/15........................     1,645,000      1,524,398
       5.70% 6/15/35........................       385,000        344,581
    # Nationwide Mutual Insurance 144A
       7.875% 4/1/33........................     2,620,000      2,913,859
    # Nippon Life Insurance 144A
       4.875% 8/9/10........................     2,805,000      2,698,228
 -- S# North Front Pass-Through Trust 144A
       5.81% 12/15/24.......................     5,270,000      5,018,600
      Safeco Capital I
       8.072% 7/15/37.......................     4,240,000      4,458,347
      St. Paul Travelers
       5.01% 8/16/07........................     2,455,000      2,427,627
 -- S# Twin Reefs Pass-Through Trust 144A
       6.17% 12/31/49.......................     5,200,000      5,200,234
      WellPoint
       4.25% 12/15/09.......................     1,375,000      1,312,539
       5.85% 1/15/36........................     1,610,000      1,443,399
      Willis Group
       5.125% 7/15/10.......................     2,440,000      2,355,715
       5.625% 7/15/15.......................     2,195,000      2,041,982
 -- # ZFS Finance USA Trust I 144A
       6.45% 12/15/65.......................     3,535,000      3,239,941
                                                             ------------
                                                               56,765,499
                                                             ------------
      NATURAL GAS-1.58%
      Atmos Energy
       4.00% 10/15/09.......................     2,715,000      2,562,737
        -- 5.443% 10/15/07..................     2,850,000      2,854,489
      Enterprise Products Operating
       4.00% 10/15/07.......................     2,510,000      2,442,923
       4.625% 10/15/09......................     2,295,000      2,200,359

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      CORPORATE BONDS (CONTINUED)
      NATURAL GAS (CONTINUED)
      Oneok
       5.51% 2/16/08........................  $  2,230,000   $  2,216,399
      Sempra Energy
       4.621% 5/17/07.......................       710,000        703,229
        -- 5.659% 5/21/08...................     2,815,000      2,817,649
      Valero Logistics Operations
       6.05% 3/15/13........................     4,860,000      4,825,489
                                                             ------------
                                                               20,623,274
                                                             ------------
      REAL ESTATE-0.64%
   -- Brandywine Operating Partnership
       5.415% 4/1/09........................     3,235,000      3,239,005
      Developers Diversified Realty
       4.625% 8/1/10........................     2,995,000      2,854,627
       5.375% 10/15/12......................       480,000        461,882
      HRPT Properties Trust
       5.75% 2/15/14........................     1,905,000      1,836,870
                                                             ------------
                                                                8,392,384
                                                             ------------
      TECHNOLOGY-0.59%
      Motorola
       4.608% 11/16/07......................     5,650,000      5,570,504
    # SunGard Data Systems 144A
       10.25% 8/15/15.......................     2,026,000      2,104,508
                                                             ------------
                                                                7,675,012
                                                             ------------
      TRANSPORTATION-1.42%
      American Airlines
       3.857% 7/9/10........................     4,001,457      3,781,377
       6.817% 5/23/11.......................     3,170,000      3,090,750
      Continental Airlines
       6.503% 6/15/11.......................     4,230,000      4,221,760
   -- CSX
       5.43% 8/3/06.........................     2,045,000      2,044,955
    # Erac USA Finance 144A
       7.35% 6/15/08........................     5,340,000      5,483,337
                                                             ------------
                                                               18,622,179
                                                             ------------
      TOTAL CORPORATE BONDS
       (COST $501,988,104)..................                  494,687,009
                                                             ------------
      FOREIGN AGENCIES-0.41%
      Pemex Project Funding Master Trust
       6.125% 8/15/08.......................     2,160,000      2,161,080
       6.625% 6/15/35.......................     3,485,000      3,158,281
                                                             ------------
      TOTAL FOREIGN AGENCIES
       (COST $5,380,413)....................                    5,319,361
                                                             ------------
      MUNICIPAL BONDS-1.21%
      California State
       5.00% 2/1/33.........................         5,000          5,039
      California State University Systemwide
       Revenue
       5.00% 11/1/30 (AMBAC)................     2,090,000      2,135,541
      Illinois State Taxable Pension
       5.10% 6/1/33.........................     2,845,000      2,555,948
      Massachusetts Health & Education
       Facilities Authority Revenue
       Series A
       5.00% 7/15/36........................     1,200,000      1,232,916
      Mississippi Single Family Mortgage
       Revenue
       Series G
       6.93% 11/1/23 (GNMA) (FNMA)..........        78,744         78,721

                                  Bond Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      MUNICIPAL BONDS (CONTINUED)
      New Jersey Economic Development
       Authority Revenue Cigarette Tax
       5.75% 6/15/29........................  $  2,060,000   $  2,170,869
      New York State Sales Tax Asset
       Receivables Corporation
       Series B
       4.66% 10/15/14 (FGIC)................       400,000        371,904
      New York State Urban Development
       Series A-1
       5.25% 3/15/34 (FGIC).................     2,185,000      2,274,694
      Oregon State Taxable Pension
       5.892% 6/1/27........................     2,915,000      2,897,510
      West Virginia Economic Development
       Authority
       5.37% 7/1/20 (MBIA)..................       690,000        661,558
      Wisconsin State General Taxable
       Revenue
       Series A
       5.70% 5/1/26 (FSA)...................     1,455,000      1,426,104
                                                             ------------
      TOTAL MUNICIPAL BONDS
       (COST $16,051,361)...................                   15,810,804
                                                             ------------
      NON-AGENCY ASSET-BACKED SECURITIES-4.93%
    # ABSC Net Interest Margin Trust
       Series 2004-HE1 A 144A
       7.00% 1/17/34........................         8,597          8,541
    # Cendant Timeshare Receivables Funding
       2004-1A A1 144A
       3.67% 5/20/16........................       619,892        596,414
      Citibank Credit Card Issuance Trust
       Series 2003-A7 A7
       4.15% 7/7/17.........................     2,140,000      1,917,384
      Countrywide Asset-Backed Certificates
       #Series 2004-BC1N 144A
       5.50% 4/25/35........................       121,211        118,771
       Series 2004-S1 A2
       3.872% 3/25/20.......................     2,795,000      2,743,575
        -- Series 2005-12 2A2
       4.898% 2/25/36.......................     4,700,000      4,638,229
        -- Series 2006-11 1AF3
       6.05% 9/25/46........................     3,843,000      3,835,314
       Series 2006-S2 A2
       5.627% 7/25/27.......................     3,540,000      3,517,423
       Series 2006-S3 A2
       6.085% 6/25/21.......................     3,680,000      3,679,632
      Credit-Based Asset Servicing and
       Securitization
       Series 2005-CB8 AF1B
       5.451% 12/25/35......................     2,949,161      2,929,547
    # Dunkin Securitization
       Series 2006-1 A2 144A
       5.779% 6/20/31.......................     2,880,000      2,861,974
    # GSAA Trust
       Series 2004-4N 144A
       6.25% 5/25/34........................        50,622         50,527
      GSAMP Trust
       Series 2006-S3 A1
       6.085% 5/25/36.......................     5,063,007      5,050,653
    # MASTR Specialized Loan Trust
       Series 2005-2 A2 144A
       5.15% 7/25/35........................     2,303,236      2,250,722
   -- Merrill Lynch Mortgage Investors
       Series 2005-NCB A1A
       5.451% 7/25/36.......................     1,201,573      1,194,211

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
      Mid-State Trust
       Series 11 A1
       4.864% 7/15/38.......................  $    906,100   $    844,307
       Series 2004-1 A
       6.005% 8/15/37.......................       569,844        566,847
       Series 2005-1 A
       5.745% 1/15/40.......................       605,235        582,160
      Nelnet Education Loan Funding
       Series 2001-A A1
       5.76% 7/1/12.........................     2,475,000      2,486,154
      Ownit Mortgage Loan Asset Backed
       Certificates
       Series 2006-2 A2B
       5.633% 1/25/37.......................     1,395,000      1,390,423
      Renaissance Home Equity Loan Trust
       Series 2004-4 AF2
       3.856% 2/25/35.......................     1,870,850      1,858,307
       Series 2005-4 A2
       5.399% 2/25/36.......................     1,820,000      1,802,433
       Series 2005-4 A3
       5.565% 2/25/36.......................     1,190,000      1,177,433
       Series 2006-1 AF3
       5.608% 5/25/36.......................     1,435,000      1,423,535
       Series 2006-2 AF3
       5.797% 8/25/36.......................     1,300,000      1,300,000
   -- Residential Asset Mortgage Products
       Series 2004-RZ2 AI3
       4.30% 1/25/31........................     2,015,000      1,988,392
      Residential Funding Mortgage
       Securities
       Series II 2006-HI2 A3
       5.79% 2/25/36........................     3,420,000      3,397,563
    # Sail Net Interest Margin
       Series 2003-10A A 144A
       7.50% 10/27/33.......................        62,451         35,499
    # Sharp Net Interest Margin Trust
       Series 2004-2N 144A
       7.00% 1/25/34........................       256,284        256,284
    # Sierra Receivables Funding Company
       144A
       Series 2003-1A
       3.09% 1/15/14........................       579,316        566,814
       Series 2003-2A A1
       3.03% 12/15/15.......................       719,090        693,568
      Structured Asset Securities
       Series 2001-SB1 A2
       3.375% 8/25/31.......................     1,928,635      1,726,942
       Series 2005-2XS 1A2A
       4.51% 2/25/35........................     7,290,000      7,083,486
                                                             ------------
      TOTAL NON-AGENCY ASSET-BACKED
       SECURITIES
        (COST $65,322,606)..................                   64,573,064
                                                             ------------
      NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-13.46%
      Bank of America Alternative Loan Trust
       Series 2003-10 2A1
       6.00% 12/25/33.......................     2,448,780      2,399,041
       Series 2004-2 1A1
       6.00% 3/25/34........................     2,300,702      2,253,970
       Series 2004-10 1CB1
       6.00% 11/25/34.......................     1,218,554      1,199,174
       Series 2004-11 1CB1
       6.00% 12/25/34.......................     4,195,108      4,128,350
       Series 2005-9 5A1
       5.50% 10/25/20.......................     3,617,985      3,530,929

                                  Bond Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
      Bank of America Mortgage Securities
        -- Series 2003-D 1A2 6.101%
       5/25/33..............................  $     73,739   $     73,908
        -- Series 2004-L 4A1 5.168%
       1/25/35..............................     2,280,131      2,217,666
       Series 2005-9 2A1 4.75% 10/25/20.....     6,628,638      6,381,295
   -- Bear Stearns Adjustable Rate Mortgage
       Trust
       Series 2005-7 1A2
       4.75% 8/25/35........................     1,455,380      1,409,594
   -- Bear Stearns Alternative A Trust
       Series 2006-3 33A1
       6.204% 5/25/36.......................     3,719,875      3,733,834
       Series 2006-3 34A1
       6.226% 5/25/36.......................     5,835,622      5,860,668
      Bear Stearns Asset Backed Securities
       Series 2005-AC8 A5
       5.50% 11/25/35.......................     5,374,478      5,294,425
      Chase Mortgage Finance
       Series 2003-S8 A2
       5.00% 9/25/18........................     3,126,039      3,020,680
      Countrywide Alternative Loan Trust
       Series 2004-28CB 6A1
       6.00% 1/25/35........................     1,748,066      1,711,467
        -- Series 2004-J7 1A2
       4.673% 8/25/34.......................     1,724,093      1,708,307
       Series 2005-57CB 4A3
       5.50% 12/25/35.......................     4,586,764      4,528,098
        -- Series 2005-63 3A1
       5.902% 11/25/35......................     4,965,110      4,920,141
       Series 2005-85CB 2A2
       5.50% 2/25/36........................     5,624,389      5,555,072
       Series 2006-2CB A3
       5.50% 3/25/36........................     5,128,054      5,095,694
    S Countrywide Home Loan Mortgage Pass-
       Through Trust
       Series 2006-1 A2
       6.00% 3/25/36........................     3,585,408      3,503,926
        -- Series 2006-HYB3 3A1A
       6.143% 5/20/36.......................     4,664,992      4,662,503
      Credit Suisse First Boston Mortgage
       Securities
       Series 2004-1 3A1
       7.00% 2/25/34........................       446,716        450,440
      First Horizon Alternative Mortgage
       Securities
       Series 2004-FA1 1A1
       6.25% 10/25/34.......................     4,071,289      4,056,651
      First Horizon Asset Securities
       Series 2003-5 1A17
       8.00% 7/25/33........................       784,326        815,306
 -- S First Horizon Mortgage Pass-Through
       Trust
       Series 2004-AR5 4A1
       5.67% 10/25/34.......................     1,821,388      1,788,253
   -- GMAC Mortgage Loan Trust
       Series 2005-AR2 4A
       5.187% 5/25/35.......................     3,730,013      3,560,707
    # GSMPS Mortgage Loan Trust 144A
       Series 1998-3 A
       7.75% 9/19/27........................       744,852        769,456
       Series 1999-3 A
       8.00% 8/19/29........................     1,379,374      1,436,113
       Series 2005-RP1 1A3
       8.00% 1/25/35........................     3,227,355      3,363,189
       Series 2005-RP1 1A4
       8.50% 1/25/35........................     2,950,581      3,105,481

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
   -- Indymac Index Mortgage Loan Trust
       Series 2006-AR7 5A1
       6.167% 5/25/36.......................  $  3,334,947   $  3,329,333
   -- JPMorgan Mortgage Trust
       Series 2005-A6 1A2
       5.151% 9/25/35.......................     4,865,000      4,689,945
       Series 2006-A2 3A3
       5.686% 4/25/36.......................     3,729,000      3,598,934
      Lehman Mortgage Trust
       Series 2005-2 2A3
       5.50% 12/25/35.......................     3,707,263      3,669,669
   -- MASTR Adjustable Rate Mortgages Trust
       Series 2003-6 1A2
       2.871% 12/25/33......................     2,078,147      2,080,407
      MASTR Alternative Loans Trust
       Series 2003-6 3A1
       8.00% 9/25/33........................       483,245        489,087
       Series 2003-9 1A1
       5.50% 12/25/18.......................     2,373,429      2,317,803
    # MASTR Reperforming Loan Trust 144A
       Series 2005-1 1A5
       8.00% 8/25/34........................     2,721,069      2,831,308
       Series 2005-2 1A4
       8.00% 5/25/35........................     3,671,029      3,808,693
      Nomura Asset Acceptance
       Series 2005-WF1 2A2
       4.786% 3/25/35.......................     4,685,000      4,566,397
        -- Series 2006-AF1 1A2
       6.159% 5/25/36.......................       105,000        104,442
      Residential Asset Mortgage Products
       Series 2004-SL4 A3
       6.50% 7/25/32........................     1,829,155      1,844,139
   -- Structured Adjustable Rate Mortgage
       Loan Trust
       Series 2004-18 5A
       5.50% 12/25/34.......................     2,026,849      1,967,945
   -- Structured Asset Securities
       Series 2002-22H 1A
       6.977% 11/25/32......................       439,110        446,460
    S Washington Mutual Alternative Mortgage
       Pass-Through Certificates
       Series 2005-9 3CB
       5.50% 10/25/20.......................     2,784,861      2,750,413
       Series 2006-2 2CB
       6.50% 3/25/36........................     3,332,444      3,330,361
        -- Series 2006-AR5 3A
       5.083% 7/25/46.......................     3,230,000      3,227,981
      Washington Mutual
        -- Series 2003-AR4 A7
       3.95% 5/25/33........................       879,874        844,339
       Series 2004-CB3 4A
       6.00% 10/25/19.......................     3,036,115      3,037,065

                                  Bond Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
      NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
      Wells Fargo Mortgage Backed Securities
       Trust
        -- Series 2004-I 1A1
       3.383% 7/25/34.......................  $  2,997,183   $  2,994,758
        -- Series 2004-T A1
       3.455% 9/25/34.......................     2,898,085      2,903,735
       Series 2005-17 1A1
       5.50% 1/25/36........................    10,179,788      9,670,803
       Series 2006-7 2A1
       6.00% 6/25/36........................     7,920,188      7,714,757
        -- Series 2006-AR4 1A1
       5.87% 4/25/36........................     2,323,368      2,292,095
        -- Series 2006-AR4 2A1
       5.793% 4/25/36.......................     9,355,100      9,173,516
                                                             ------------
      TOTAL NON-AGENCY COLLATERALIZED
       MORTGAGE OBLIGATIONS
       (COST $178,886,727)..................                  176,218,723
                                                             ------------
      U.S. TREASURY OBLIGATIONS-12.90%
      U.S. Treasury Bonds
       4.50% 2/15/36........................        30,000         26,909
       '5.375% 2/15/31......................     8,665,000      8,817,322
       6.25% 8/15/23........................     2,325,000      2,564,949
      U.S. Treasury Inflation Index Notes
       2.375% 4/15/11.......................     9,169,622      9,136,317
       3.00% 7/15/12........................    10,458,654     10,773,240
       3.875% 1/15/09.......................     9,808,055     10,162,067
      U.S. Treasury Notes
       3.75% 3/31/07........................     6,290,000      6,221,206
       4.50% 2/15/16........................     6,472,000      6,159,525
       4.875% 4/30/08.......................     7,795,000      7,755,113
       4.875% 5/31/08.......................    14,215,000     14,140,044
       4.875% 5/31/11.......................    27,515,000     27,244,170
       5.125% 6/30/08.......................     1,705,000      1,704,468
       5.125% 5/15/16.......................    41,120,000     41,084,679
   ## U.S. Treasury Strip
       4.202% 11/15/13......................    33,530,000     23,087,618
                                                             ------------
      TOTAL U.S. TREASURY OBLIGATIONS
       (COST $170,562,531)..................                  168,877,627
                                                             ------------
                                                                MARKET
                                               NUMBER OF        VALUE
                                                 SHARES        (U.S. $)
      WARRANTS-0.00%
   +# Solutia 144A, exercise price
       $7.59, expiration date 7/15/09.......         4,350              0
                                                             ------------
      TOTAL WARRANTS
       (COST $370,046)......................                            0
                                                             ------------
                                               PRINCIPAL
                                                 AMOUNT
                                                (U.S. $)
      CERTIFICATES OF DEPOSIT-2.67%
      American Express Centurion Bank
       5.29% 7/26/06........................  $ 20,000,000   $ 19,999,900
      Wells Fargo Bank
       5.30% 7/25/06........................    15,000,000     15,000,323
                                                             ------------
      TOTAL CERTIFICATES OF DEPOSIT
       (COST $35,000,000)...................                   35,000,223
                                                             ------------
   =/ COMMERCIAL PAPER-14.98%
      BMW US Capital
       5.274% 7/5/06........................    25,000,000     24,985,361
      Prudential
       5.267% 7/5/06........................    20,000,000     19,988,311
      Sanofi-Aventis
       5.281% 7/5/06........................    16,000,000     15,990,613
      Surrey Funding
       5.094% 7/18/06.......................    20,000,000     19,952,306
      Svensk Export Credit
       5.284% 8/3/06........................     9,250,000      9,205,484
      Swedish National Finance
       5.314% 8/16/06.......................    25,000,000     24,831,653
      Three Pillars
       5.252% 7/18/06.......................    25,000,000     24,938,257
      Total Capital
       5.27% 7/3/06.........................    41,940,000     41,927,721
      University of California
       5.282% 7/14/06.......................    14,300,000     14,272,786
                                                             ------------
      TOTAL COMMERCIAL PAPER
       (COST $196,092,492)..................                  196,092,492
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-116.88% (COST
 $1,548,497,321)............................................   1,529,995,560
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(16.88%)*...    (220,970,936)
                                                              --------------
NET ASSETS APPLICABLE TO 104,825,219 SHARES
 OUTSTANDING-100.00%........................................  $1,309,024,624
                                                              ==============
NET ASSET VALUE-BOND FUND STANDARD CLASS ($913,364,533 /
 73,121,408 SHARES).........................................         $12.491
                                                              ==============
NET ASSET VALUE-BOND FUND SERVICE CLASS ($395,660,091 /
 31,703,811 SHARES).........................................         $12.480
                                                              ==============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $1,322,368,239
Undistributed net investment income.........................      33,183,968
Accumulated net realized loss on investments................     (27,646,351)
Net unrealized depreciation of investments..................     (18,881,232)
                                                              --------------
Total net assets............................................  $1,309,024,624
                                                              ==============

                                 Bond Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

------------------

 -- Variable rate security. The interest rate shown is the rate as of June 30, 2006.
 ## Zero coupon security. The interest rate shown is the yield at the time of purchase.
  + Non-income producing security for the period ended June 30,
    2006.
  * Of this amount, $278,385,496 represents payable for securities purchased as of June 30, 2006.
  = Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2006, the aggregate amount of fair valued securities equaled $3,218,004, which represented 0.25% of the Fund's net assets. See Note 1 in "Notes to Financial Statements."
  @ Illiquid security. At June 30, 2006, the aggregate amount of illiquid securities equals $3,218,004, which represented
    0.25% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."
  # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2006, the aggregate amount of Rule 144A securities equaled
    $147,242,179, which represented 11.25% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."
 SS The interest rate shown is the effective yield as of the time of purchase.
  ' Fully or partially pledged as collateral for financial
    futures contracts.
  S Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

SUMMARY OF ABBREVIATIONS:
AMBAC-Insured by the AMBAC Assurance Corporation
ARM-Adjustable Rate Mortgage
CBO-Collateralized Bond Obligation
CDO-Collateralized Debt Obligation
FGIC-Insured by the Financial Guaranty Insurance Company
FNMA-Insured by Federal National Mortgage Association
FSA-Insured by Financial Security Assurance
GNMA-Insured by the Government National Mortgage Association
MBIA-Insured by the Municipal Bond Insurance Association
S.F.-Single Family
TBA-To Be Announced
yr-Year

The following futures contracts were outstanding at June 30, 2006:

FUTURES CONTRACTS(1)

                                       NOTIONAL      NOTIONAL     EXPIRATION    UNREALIZED
CONTRACTS TO BUY                         COST          VALUE         DATE      DEPRECIATION
----------------                       --------     -----------   ----------   ------------
871 U.S. Treasury 10 year Notes.....  $91,710,127   $91,332,516    9/20/06      $(377,611)
9 U.S. Treasury long Bond...........      961,766       959,906    9/20/06         (1,860)
                                                                                ---------
                                                                                $(379,471)
                                                                                =========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 6 in "Notes to Financial Statements."

                             See accompanying notes

                                 Bond Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
BOND FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest................................................  $ 35,802,328
                                                          ------------
EXPENSES:
Management fees.........................................     2,190,042
Distribution expenses-Service Class.....................       455,512
Accounting and administration expenses..................       265,712
Reports and statements to shareholders..................        68,503
Custodian fees..........................................        34,857
Professional fees.......................................        17,490
Trustees' fees..........................................         4,000
Other...................................................        23,260
                                                          ------------
                                                             3,059,376
Less expense paid indirectly............................       (22,272)
                                                          ------------
Total operating expenses................................     3,037,104
                                                          ------------
NET INVESTMENT INCOME...................................    32,765,224
                                                          ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on:
 Investments............................................   (19,788,721)
 Futures contracts......................................    (1,692,141)
                                                          ------------
Net realized loss.......................................   (21,480,862)
Net change in unrealized appreciation/depreciation of
 investments............................................   (22,590,348)
                                                          ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.........   (44,071,210)
                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $(11,305,986)
                                                          ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                        SIX MONTHS
                                          ENDED
                                         6/30/06          YEAR ENDED
                                       (UNAUDITED)         12/31/05
                                     ----------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment income..............   $   32,765,224    $   46,908,648
Net realized loss on investments...      (21,480,862)       (3,158,763)
Net change in unrealized
 appreciation/depreciation of
 investments.......................      (22,590,348)      (13,916,825)
                                      --------------    --------------
Net increase (decrease) in net
 assets resulting from
 operations........................      (11,305,986)       29,833,060
                                      --------------    --------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class....................       (1,653,119)      (38,292,596)
 Service Class.....................         (563,842)      (12,644,304)
Net realized gain on investments:
 Standard Class....................               --        (9,047,025)
 Service Class.....................               --        (2,656,439)
                                      --------------    --------------
                                          (2,216,961)      (62,640,364)
                                      --------------    --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class....................       74,323,737       134,891,560
 Service Class.....................       87,987,894       169,031,206
Net asset value of shares issued
 upon reinvestment of dividends and
 distributions:
 Standard Class....................        1,653,119        47,339,621
 Service Class.....................          563,842        15,300,743
                                      --------------    --------------
                                         164,528,592       366,563,130
                                      --------------    --------------
Cost of shares repurchased:
 Standard Class....................      (74,815,045)     (134,780,137)
 Service Class.....................      (34,266,682)      (31,423,764)
                                      --------------    --------------
                                        (109,081,727)     (166,203,901)
                                      --------------    --------------
Increase in net assets derived from
 capital share transactions........       55,446,865       200,359,229
                                      --------------    --------------
NET INCREASE IN NET ASSETS.........       41,923,918       167,551,925

NET ASSETS:
Beginning of period................    1,267,100,706     1,099,548,781
                                      --------------    --------------
End of period (including
 undistributed net investment
 income of $33,183,968 and
 $2,175,399, respectively).........   $1,309,024,624    $1,267,100,706
                                      ==============    ==============

                             See accompanying notes

                                 Bond Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         BOND FUND STANDARD CLASS
                                         SIX MONTHS
                                            ENDED
                                         6/30/06(1)                                     YEAR ENDED
                                         (UNAUDITED)      12/31/05       12/31/04       12/31/03(2)       12/31/02       12/31/01
                                         ----------------------------------------------------------------------------------------
Net asset value, beginning of period...   $ 12.620        $ 12.966       $ 13.223        $ 12.989         $ 12.382       $ 11.891

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3)...............      0.324           0.520          0.566           0.549            0.675          0.747
Net realized and unrealized gain (loss)
 on investments........................     (0.430)         (0.188)         0.103           0.382            0.560          0.349
                                          --------        --------       --------        --------         --------       --------
Total from investment operations.......     (0.106)          0.332          0.669           0.931            1.235          1.096
                                          --------        --------       --------        --------         --------       --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..................     (0.023)         (0.546)        (0.534)         (0.578)          (0.627)        (0.605)
Net realized gain on investments.......          -          (0.132)        (0.392)         (0.119)          (0.001)             -
                                          --------        --------       --------        --------         --------       --------
Total dividends and distributions......     (0.023)         (0.678)        (0.926)         (0.697)          (0.628)        (0.605)
                                          --------        --------       --------        --------         --------       --------

Net asset value, end of period.........   $ 12.491        $ 12.620       $ 12.966        $ 13.223         $ 12.989       $ 12.382
                                          ========        ========       ========        ========         ========       ========

Total return(4)........................     (0.84%)          2.64%          5.30%           7.28%           10.13%          9.18%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)..............................   $913,365        $921,661       $898,105        $855,329         $770,020       $556,894
Ratio of expenses to average net
 assets................................      0.41%           0.41%          0.42%           0.44%            0.44%          0.53%
Ratio of expenses to average net assets
 prior to fees waived and expense paid
 indirectly............................      0.41%           0.41%          0.42%           0.44%            0.46%          0.53%
Ratio of net investment income to
 average net assets....................      5.21%           4.02%          4.31%           4.13%            5.29%          5.96%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid indirectly....      5.21%           4.02%          4.31%           4.13%            5.27%          5.96%
Portfolio turnover.....................       381%            270%           329%            652%             612%           712%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Bond Fund, Inc. was merged into the Bond Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Bond Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                 Bond Fund- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         BOND FUND SERVICE CLASS
                                                        SIX MONTHS
                                                           ENDED           YEAR           YEAR         5/15/03(2)
                                                        6/30/06(1)        ENDED          ENDED             TO
                                                        (UNAUDITED)      12/31/05       12/31/04        12/31/03
                                                        ---------------------------------------------------------
Net asset value, beginning of period..................   $ 12.621        $ 12.966       $ 13.222         $13.700

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)..............................      0.309           0.488          0.534           0.323
Net realized and unrealized gain (loss) on
 investments..........................................     (0.431)         (0.188)         0.103          (0.121)
                                                         --------        --------       --------         -------
Total from investment operations......................     (0.122)          0.300          0.637           0.202
                                                         --------        --------       --------         -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.................................     (0.019)         (0.513)        (0.501)         (0.561)
Net realized gain on investments......................          -          (0.132)        (0.392)         (0.119)
                                                         --------        --------       --------         -------
Total dividends and distributions.....................     (0.019)         (0.645)        (0.893)         (0.680)
                                                         --------        --------       --------         -------

Net asset value, end of period........................   $ 12.480        $ 12.621       $ 12.966         $13.222
                                                         ========        ========       ========         =======

Total return(4).......................................     (0.97%)          2.39%          5.05%           1.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...............   $395,660        $345,440       $201,444         $41,918
Ratio of expenses to average net assets...............      0.66%           0.66%          0.67%           0.69%
Ratio of net investment income to average net
 assets...............................................      4.96%           3.77%          4.06%           3.84%
Portfolio turnover....................................       381%            270%           329%            652%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                                 Bond Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Bond Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with a prudent investment strategy.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts are valued at daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2006, fees for these services amounted to $238,121.

Pursuant to a Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2006, fees for these support services amounted to $15,091.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The

                                 Bond Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2006, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $367,859
Accounting and Administration Fees Payable to DSC...........    79,771
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................    80,315

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2006, the Fund made purchases of $1,669,447,851 and sales of $1,526,668,326 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2006, the Fund made purchases of $822,096,365 and sales of $857,883,395 of long-term U.S. government securities.

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments was $1,550,618,946. At June 30, 2006, net unrealized depreciation was $20,623,386, of which $3,454,400 related to unrealized appreciation of investments and $24,077,786 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                                                SIX MONTHS
                                                  ENDED      YEAR ENDED
                                                 6/30/06*     12/31/05
                                                ----------   -----------
Ordinary income...............................  $2,216,961   $57,081,960
Long-term capital gain........................          -      5,558,404
                                                ----------   -----------
Total.........................................  $2,216,961   $62,640,364
                                                ==========   ===========

------------------
*Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................  $1,322,368,239
Undistributed ordinary income...........................      33,183,968
Accumulated capital losses..............................     (25,904,197)
Unrealized depreciation of investments..................     (20,623,386)
                                                          --------------
Net assets..............................................  $1,309,024,624
                                                          ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market of futures contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

  UNDISTRIBUTED            ACCUMULATED
  NET INVESTMENT           NET REALIZED
      INCOME               GAIN (LOSS)
  --------------           ------------
    $ 460,306               $(460,306)

                                 Bond Fund- 16

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               SIX MONTHS           YEAR
                                                 ENDED              ENDED
                                                6/30/06           12/31/05
                                               ----------        -----------
Shares sold:
 Standard Class..............................  5,924,435          10,398,235
 Service Class...............................  7,020,523          13,041,762
Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..............................    132,845           3,767,705
 Service Class...............................     45,336           1,219,154
                                               ----------        -----------
                                               13,123,139         28,426,856
                                               ----------        -----------
Shares repurchased:
 Standard Class..............................  (5,965,083)       (10,400,542)
 Service Class...............................  (2,732,944)        (2,426,525)
                                               ----------        -----------
                                               (8,698,027)       (12,827,067)
                                               ----------        -----------
Net increase.................................  4,425,112          15,599,789
                                               ==========        ===========

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION
Financial Futures Contracts--The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the fixed income market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

7. CREDIT AND MARKET RISK
The Fund may invest in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

8. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2006, or at any time during the period.

                                 Bond Fund- 17

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                                 Bond Fund- 18

                           CAPITAL APPRECIATION FUND

                                  [JANUS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Capital Appreciation Fund
                               Semiannual Report
                               June 30, 2006

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- CAPITAL APPRECIATION FUND

INDEX

DISCLOSURE OF FUND EXPENSES                                     1
SECTOR ALLOCATION                                               2
STATEMENT OF NET ASSETS                                         3
STATEMENT OF OPERATIONS                                         5
STATEMENTS OF CHANGES IN NET ASSETS                             5
FINANCIAL HIGHLIGHTS                                            6
NOTES TO FINANCIAL STATEMENTS                                   8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/06 to
                                 1/1/06      6/30/06      Ratios      6/30/06*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,012.50      0.70%        $3.49
Service Class                    1,000.00    1,011.30      0.95%         4.74
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,021.32      0.70%        $3.51
Service Class                    1,000.00    1,020.08      0.95%         4.76
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                          Capital Appreciation Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
                         SECTOR                            OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCKG                                                  94.52%
------------------------------------------------------------------------
Aerospace & Defense                                             5.43%
Banking & Finance                                               3.80%
Cable, Media & Publishing                                       2.73%
Chemicals                                                       1.04%
Computers & Technology                                         18.37%
Consumer Products                                               3.75%
Electronics & Electrical Equipment                              3.57%
Energy                                                          3.32%
Farming & Agriculture                                           1.62%
Food, Beverage & Tobacco                                        3.02%
Health Care & Pharmaceuticals                                  32.41%
Industrial Machinery                                            1.35%
Leisure, Lodging & Entertainment                                4.38%
Retail                                                          2.51%
Telecommunications                                              4.71%
Transportation & Shipping                                       2.51%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                4.11%
------------------------------------------------------------------------
DISCOUNT NOTE                                                   0.84%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.47%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.53%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

GNarrow industries are utilized for compliance purposes for diversification, whereas broad sectors are used for financial reporting.

                          Capital Appreciation Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                               MARKET
                                              NUMBER OF        VALUE
                                               SHARES         (U.S. $)
    COMMON STOCK-94.52%G
    AEROSPACE & DEFENSE-5.43%
    Boeing.................................      339,800   $   27,833,018
                                                           --------------
                                                               27,833,018
                                                           --------------
    BANKING & FINANCE-3.80%
    American Express.......................      133,680        7,114,450
    Chicago Mercantile Exchange............       12,800        6,286,720
    Commerce Bancorp.......................       33,690        1,201,722
    Merrill Lynch..........................       69,895        4,861,896
                                                           --------------
                                                               19,464,788
                                                           --------------
    CABLE, MEDIA & PUBLISHING-2.73%
  + Lamar Advertising......................      260,195       14,014,103
                                                           --------------
                                                               14,014,103
                                                           --------------
    CHEMICALS-1.04%
    Syngenta (Switzerland).................       39,919        5,305,990
                                                           --------------
                                                                5,305,990
                                                           --------------
    COMPUTERS & TECHNOLOGY-18.37%
  + Akamai Technologies....................       84,615        3,062,217
  + Apple Computer.........................      181,990       10,395,269
  + Ceridian...............................      321,550        7,858,682
  + eBay...................................      280,295        8,209,841
  + EMC....................................      491,000        5,386,270
  + Google Class A.........................       23,535        9,868,932
  + NAVTEQ.................................      270,460       12,084,153
  + Research In Motion.....................       72,335        5,046,813
  + Yahoo..................................      977,760       32,266,079
                                                           --------------
                                                               94,178,256
                                                           --------------
    CONSUMER PRODUCTS-3.75%
    Procter & Gamble.......................      188,970       10,506,732
    Reckitt Benckiser (Great Britain)......      232,810        8,692,277
                                                           --------------
                                                               19,199,009
                                                           --------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-3.57%
  + Advanced Micro Devices.................      410,655       10,028,195
    General Electric.......................      251,560        8,291,418
                                                           --------------
                                                               18,319,613
                                                           --------------
    ENERGY-3.32%
    Exxon Mobil............................      121,250        7,438,688
    Schlumberger Limited...................       23,720        1,544,409
    Valero Energy..........................      121,055        8,052,578
                                                           --------------
                                                               17,035,675
                                                           --------------
    FARMING & AGRICULTURE-1.62%
    Monsanto...............................       98,770        8,315,446
                                                           --------------
                                                                8,315,446
                                                           --------------
    FOOD, BEVERAGE & TOBACCO-3.02%
    Sysco..................................      318,365        9,729,235
    Whole Foods Market.....................       89,010        5,753,606
                                                           --------------
                                                               15,482,841
                                                           --------------

                                                               MARKET
                                              NUMBER OF        VALUE
                                               SHARES         (U.S. $)
    COMMON STOCK (CONTINUED)
    HEALTH CARE & PHARMACEUTICALS-32.41%
    Alcon..................................       53,475   $    5,269,961
    Cardinal Health........................       75,015        4,825,715
  + Celgene................................      422,380       20,033,483
  + Coventry Health Care...................      111,190        6,108,779
    Dade Behring Holdings..................      152,610        6,354,680
  + Elan ADR...............................      175,020        2,922,834
  + Genentech..............................       68,015        5,563,627
  + Gilead Sciences........................      183,410       10,850,536
  + Intuitive Surgical.....................       74,230        8,756,913
    Merck..................................      382,850       13,947,226
  + Patterson Dental.......................      155,450        5,429,869
    Roche Holding (Switzerland)............      179,444       29,663,925
    Teva Pharmaceutical Industries ADR.....      324,530       10,251,903
    UnitedHealth Group.....................      483,335       21,643,740
  + Varian Medical Systems.................      306,805       14,527,217
                                                           --------------
                                                              166,150,408
                                                           --------------
    INDUSTRIAL MACHINERY-1.35%
    Precision Castparts....................      116,045        6,934,849
                                                           --------------
                                                                6,934,849
                                                           --------------
    LEISURE, LODGING & ENTERTAINMENT-4.38%
    Harrah's Entertainment.................      169,920       12,094,906
    Starwood Hotels & Resorts Worldwide....      171,360       10,339,862
                                                           --------------
                                                               22,434,768
                                                           --------------
    RETAIL-2.51%
    Nordstrom..............................      134,370        4,904,505
    Staples................................      328,062        7,978,468
                                                           --------------
                                                               12,882,973
                                                           --------------
    TELECOMMUNICATIONS-4.71%
  + Amdocs.................................      159,040        5,820,864
  + Crown Castle International.............      159,720        5,516,729
    QUALCOMM...............................      320,285       12,833,820
                                                           --------------
                                                               24,171,413
                                                           --------------
    TRANSPORTATION & SHIPPING-2.51%
    United Parcel Service Class B..........      156,290       12,867,356
                                                           --------------
                                                               12,867,356
                                                           --------------
    TOTAL COMMON STOCK
     (COST $441,369,442)...................                   484,590,506
                                                           --------------
                                              PRINCIPAL
                                               AMOUNT
                                              (U.S. $)
    COMMERCIAL PAPER-4.11%
 =/ Rabobank USA Financial
     5.242% 7/3/06.........................  $21,100,000       21,093,857
                                                           --------------
    TOTAL COMMERCIAL PAPER
     (COST $21,093,857)....................                    21,093,857
                                                           --------------

                          Capital Appreciation Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                              PRINCIPAL        MARKET
                                               AMOUNT          VALUE
                                              (U.S. $)        (U.S. $)
    DISCOUNT NOTE-0.84%
 ## Federal Home Loan Bank
     4.946% 7/3/06.........................  $ 4,300,000   $    4,298,818
                                                           --------------
    TOTAL DISCOUNT NOTE
     (COST $4,298,818).....................                     4,298,818
                                                           --------------

TOTAL MARKET VALUE OF SECURITIES-99.47% (COST
 $466,762,117)..............................................  $ 509,983,181
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.53%.......      2,724,708
                                                              -------------
NET ASSETS APPLICABLE TO 27,559,664 SHARES
 OUTSTANDING-100.00%........................................  $ 512,707,889
                                                              =============
NET ASSET VALUE-CAPITAL APPRECIATION FUND STANDARD CLASS
 ($498,716,810 / 26,803,418 SHARES).........................        $18.606
                                                              =============
NET ASSET VALUE-CAPITAL APPRECIATION FUND SERVICE CLASS
 ($13,991,079 / 756,246 SHARES).............................        $18.501
                                                              =============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $ 734,252,764
Undistributed net investment income.........................        837,584
Accumulated net realized loss on investments................   (265,467,228)
Net unrealized appreciation of investments and foreign
 currencies.................................................     43,084,769
                                                              -------------
Total net assets............................................  $ 512,707,889
                                                              =============

------------------

  + Non-income producing security for the period ended June 30,
    2006.
 ## Zero coupon security. The interest rate shown is the yield at the time of purchase.
 =/ The interest rate shown is the effective yield as of the time of purchase.
  G Narrow industries are utilized for compliance purposes for diversification, whereas broad sectors are used for financial reporting.

SUMMARY OF ABBREVIATIONS:
ADR-American Depositary Receipts
GBP-British Pound Sterling
USD-United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2006:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                            UNREALIZED
CONTRACTS TO DELIVER  IN EXCHANGE FOR   SETTLEMENT DATE    DEPRECIATION
--------------------  ---------------   ---------------   --------------
GBP  (250,000)          USD  459,475        1/11/07         $  (4,927)
GBP (2,170,000)        USD 3,884,539       10/19/06          (138,873)
                                                          --------------
                                                            $(143,800)
                                                          ==============

(1)See Note 6 in "Notes to Financial Statements."

                             See accompanying notes

                          Capital Appreciation Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends...............................................  $  2,448,871
Interest................................................       677,514
Foreign tax withheld....................................       (25,556)
                                                          ------------
                                                             3,100,829
                                                          ------------
EXPENSES:
Management fees.........................................     2,008,518
Accounting and administration expenses..................       137,865
Reports and statements to shareholders..................        48,887
Custodian fees..........................................        24,571
Distribution expenses-Service Class.....................        16,453
Professional fees.......................................        15,687
Trustees' fees..........................................         4,000
Other...................................................        15,413
                                                          ------------
                                                             2,271,394
Less expenses waived....................................      (355,973)
Less expense paid indirectly............................        (1,123)
                                                          ------------
Total operating expenses................................     1,914,298
                                                          ------------
NET INVESTMENT INCOME...................................     1,186,531
                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain on:
 Investments............................................    70,584,811
 Foreign currencies.....................................        26,637
                                                          ------------
Net realized gain.......................................    70,611,448
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies.....................   (64,079,912)
                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES.....................................     6,531,536
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $  7,718,067
                                                          ============

                             See accompanying notes
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS
                                              ENDED
                                             6/30/06       YEAR ENDED
                                           (UNAUDITED)      12/31/05
                                           ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income....................  $  1,186,531   $   1,241,194
Net realized gain on investments and
 foreign currencies......................    70,611,448      83,034,561
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies..................   (64,079,912)    (62,997,165)
                                           ------------   -------------
Net increase in net assets resulting from
 operations..............................     7,718,067      21,278,590
                                           ------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class..........................             -      (1,393,918)
 Service Class...........................             -          (5,276)
                                           ------------   -------------
                                                      -      (1,399,194)
                                           ------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................     2,507,159       7,273,689
 Service Class...........................     3,615,577       9,481,425
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class..........................             -       1,393,918
 Service Class...........................             -           5,276
                                           ------------   -------------
                                              6,122,736      18,154,308
                                           ------------   -------------
Cost of shares repurchased:
 Standard Class..........................   (55,685,894)   (143,038,341)
 Service Class...........................    (2,126,132)     (1,513,331)
                                           ------------   -------------
                                            (57,812,026)   (144,551,672)
                                           ------------   -------------
Decrease in net assets derived from
 capital share transactions..............   (51,689,290)   (126,397,364)
                                           ------------   -------------
NET DECREASE IN NET ASSETS...............   (43,971,223)   (106,517,968)
NET ASSETS:
Beginning of period......................   556,679,112     663,197,080
                                           ------------   -------------
End of period (including undistributed
 net investment income of $837,584 and
 $430,983, respectively).................  $512,707,889   $ 556,679,112
                                           ============   =============

                             See accompanying notes

                          Capital Appreciation Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                CAPITAL APPRECIATION FUND STANDARD CLASS
                                        SIX MONTHS
                                           ENDED                                           YEAR
                                        6/30/06(1)                                         ENDED
                                        (UNAUDITED)       12/31/05       12/31/04       12/31/03(2)       12/31/02       12/31/01
                                        -----------------------------------------------------------------------------------------
Net asset value, beginning of
 period...............................   $ 18.376         $ 17.680       $ 16.793        $ 12.678         $ 17.358       $ 25.345

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)(3).......      0.042            0.038         (0.009)         (0.014)          (0.032)        (0.035)
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies...........................      0.188            0.704          0.896           4.129           (4.648)        (6.035)
                                         --------         --------       --------        --------         --------       --------
Total from investment operations......      0.230            0.742          0.887           4.115           (4.680)        (6.070)
                                         --------         --------       --------        --------         --------       --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ................          -           (0.046)             -               -                -              -
Net realized gain on investments......          -                -              -               -                -         (1.917)
                                         --------         --------       --------        --------         --------       --------
Total dividends and distributions.....          -           (0.046)             -               -                -         (1.917)
                                         --------         --------       --------        --------         --------       --------

Net asset value, end of period........   $ 18.606         $ 18.376       $ 17.680        $ 16.793         $ 12.678       $ 17.358
                                         ========         ========       ========        ========         ========       ========

Total return(4).......................      1.25%            4.20%          5.28%          32.45%          (26.96%)       (25.88%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).............................   $498,717         $544,301       $659,385        $789,544         $678,243       $1,125,648
Ratio of expenses to average net
 assets...............................      0.70%            0.73%          0.80%           0.82%            0.80%          0.78%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly..............      0.84%            0.83%          0.81%           0.82%            0.80%          0.78%
Ratio of net investment income (loss)
 to average net assets................      0.45%            0.22%         (0.06%)         (0.10%)          (0.21%)        (0.18%)
Ratio of net investment income (loss)
 to average net assets prior to fees
 waived and expense paid indirectly...      0.31%            0.12%         (0.07%)         (0.10%)          (0.21%)        (0.18%)
Portfolio turnover....................       133%              85%            33%             21%              27%            48%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Capital Appreciation Fund, Inc. was merged into the Capital Appreciation Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Capital Appreciation Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                          Capital Appreciation Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    CAPITAL APPRECIATION FUND SERVICE CLASS
                                                           SIX MONTHS
                                                             ENDED                                        5/15/03(2)()
                                                          6/30/06(1)()            YEAR ENDED                   TO
                                                          (UNAUDITED)       12/31/05       12/31/04         12/31/03
                                                          ------------------------------------------------------------
Net asset value, beginning of period....................    $18.294         $17.608        $16.766           $14.021

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3).........................      0.019          (0.006)        (0.051)           (0.036)
Net realized and unrealized gain on investments and
 foreign currencies.....................................      0.188           0.700          0.893             2.781
                                                            -------         -------        -------           -------
Total from investment operations........................      0.207           0.694          0.842             2.745
                                                            -------         -------        -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...................................          -          (0.008)             -                 -
                                                            -------         -------        -------           -------
Total dividends and distributions.......................          -          (0.008)             -                 -
                                                            -------         -------        -------           -------

Net asset value, end of period..........................    $18.501         $18.294        $17.608           $16.766
                                                            =======         =======        =======           =======

Total return(4).........................................      1.13%           3.94%          5.02%            19.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).................    $13,991         $12,378        $ 3,812           $   458
Ratio of expenses to average net assets.................      0.95%           0.98%          1.05%             1.06%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly.....................      1.09%           1.08%          1.06%             1.06%
Ratio of net investment income (loss) to average net
 assets.................................................      0.20%          (0.03%)        (0.31%)           (0.37%)
Ratio of net investment income (loss) to average net
 assets prior to fees waived and expense paid
 indirectly.............................................      0.06%          (0.13%)        (0.32%)           (0.37%)
Portfolio turnover......................................       133%             85%            33%               21%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                          Capital Appreciation Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Capital Appreciation Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is long-term growth of capital in a manner consistent with the preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $31,048 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

                          Capital Appreciation Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

DMC has contractually agreed to waive a portion of its advisory fee through April 30, 2007. The waiver amount is 0.15% on the first $100 million of average daily net assets of the Fund, 0.10% on the next $150 million, 0.15% on the next $250 million, 0.10% on the next $250 million, 0.15% on the next $750 million and 0.20% of average daily net assets in excess of $1.5 billion. The fee waiver will renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

Janus Capital Management LLC (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.40% for the first $250 million of the Fund's average daily net assets, 0.35% of the next $500 million of the Fund's average daily net assets, 0.30% of the next $750 million of the Fund's average daily net assets and 0.25% of the excess of the Fund's average daily net assets over $1.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2006, fees for these services amounted to $115,495.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2006, fees for these support services amounted to $9,870.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2006, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $256,166
Accounting and Administration Fees Payable to DSC...........    37,255
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................     2,796

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2006, the Fund made purchases of $340,062,042 and sales of $398,664,493 of investment securities other than short-term investments.

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments was $467,527,988. At June 30, 2006, net unrealized appreciation was $42,455,193, of which $56,316,733 related to unrealized appreciation of investments and $13,861,540 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the six months ended June 30, 2006. The tax character of dividends and distributions paid during the year ended December 31, 2005 was as follows:

                                                             YEAR ENDED
                                                              12/31/05
                                                             ----------
Ordinary income............................................  $1,399,194

In addition, the Fund declared an ordinary income consent dividend of $806,567 for the year ended December 31, 2005. Such amount has been deemed paid and contributed to the Fund as additional paid in capital.

                          Capital Appreciation Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...............................  $ 734,252,764
Undistributed ordinary income...............................        693,784
Capital loss carryforwards..................................   (335,418,994)
Six month period realized gains.............................     70,717,637
Unrealized appreciation of investments and foreign
 currencies.................................................     42,462,698
                                                              -------------
Net assets..................................................  $ 512,707,889
                                                              =============

The differences between book basis and tax basis components of net assets are primarily attributable to consent dividends, tax deferral of losses on wash sales and mark-to-market of forward foreign currency contracts for tax purposes.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                           ACCUMULATED
  UNDISTRIBUTED NET        NET REALIZED        PAID-IN
  INVESTMENT INCOME        GAIN (LOSS)         CAPITAL
  -----------------        ------------        --------
      $(779,930)             $(26,637)         $806,567

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $181,549,913 expires in 2009, $123,927,079 expires in 2010 and $29,942,002 expires in 2011. For the six months ended June 30, 2006, the Fund had capital gains of $70,717,637 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                            SIX MONTHS           YEAR
                                              ENDED             ENDED
                                             6/30/06           12/31/05
                                            ----------        ----------
Shares sold:
 Standard Class...........................    132,554            415,932
 Service Class............................    193,087            546,027
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class...........................          -             77,153
 Service Class............................          -                293
                                            ----------        ----------
                                              325,641          1,039,405
                                            ----------        ----------
Shares repurchased:
 Standard Class...........................  (2,949,914)       (8,168,029)
 Service Class............................   (113,470)           (86,190)
                                            ----------        ----------
                                            (3,063,384)       (8,254,219)
                                            ----------        ----------
Net decrease..............................  (2,737,743)       (7,214,814)
                                            ==========        ==========

6. SUPPLEMENTAL FINANCIAL INSTRUMENTS INFORMATION
Foreign Currency Exchange Contracts--The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

                         Capital Appreciation Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At June 30, 2006, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2006, or at any time during the period.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                         Capital Appreciation Fund- 11

                                   CORE FUND

                            [SALOMON BROTHERS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Core Fund
                               Semiannual Report
                               June 30, 2006

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- CORE FUND

INDEX

DISCLOSURE OF FUND EXPENSES                                     1
SECTOR ALLOCATION                                               2
STATEMENT OF NET ASSETS                                         3
STATEMENT OF OPERATIONS                                         5
STATEMENTS OF CHANGES IN NET ASSETS                             5
FINANCIAL HIGHLIGHTS                                            6
NOTES TO FINANCIAL STATEMENTS                                   8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CORE FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                   Expenses
                             Beginning    Ending                  Paid During
                              Account     Account    Annualized     Period
                               Value       Value      Expense      1/1/06 to
                              1/1/06      6/30/06      Ratios      6/30/06*
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class               $1,000.00   $1,033.30      0.84%        $4.23
Service Class                1,000.00     1,032.00      1.09%         5.49
-----------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class               $1,000.00   $1,020.63      0.84%        $4.21
Service Class                1,000.00     1,019.39      1.09%         5.46
-----------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                  Core Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CORE FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
                         SECTOR                            OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   93.11%
------------------------------------------------------------------------
Communications                                                  1.14%
Consumer Non-Durables                                           8.08%
Consumer Services                                               6.37%
Electronic Technology                                           6.78%
Energy Minerals                                                 6.88%
Financials                                                     16.21%
Health Services                                                 0.54%
Health Technology                                               6.37%
Industrial Services                                             2.93%
Non-Energy Minerals                                             0.53%
Process Industries                                              4.04%
Producer Manufacturer                                          14.09%
Retail Trade                                                    5.37%
Technology Services                                             9.59%
Transportation                                                  3.48%
Utilities                                                       0.71%
------------------------------------------------------------------------
FEDERAL AGENCY (DISCOUNT NOTE)                                  9.15%
------------------------------------------------------------------------
EXCHANGE TRADED FUND                                            0.73%
------------------------------------------------------------------------
CLOSED END FUND                                                 0.40%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              103.39%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (3.39%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                  Core Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                NUMBER OF        MARKET
                                                  SHARES     VALUE (U.S. $)
    COMMON STOCK-93.11%
    COMMUNICATIONS-1.14%
    ALLTEL....................................       6,300   $      402,129
    Verizon Communications....................         350           11,722
                                                             --------------
                                                                    413,851
                                                             --------------
    CONSUMER NON-DURABLES-8.08%
    Cadbury Schweppes ADR.....................       7,040          273,293
  + Dean Foods................................       3,600          133,884
    General Mills.............................       6,300          325,458
    Heinz (H.J.)..............................       2,505          103,256
    Hershey...................................       1,100           60,577
    Kimberly-Clark............................       6,300          388,710
    PepsiCo...................................      10,950          657,438
    Procter & Gamble..........................      12,472          693,443
    Wrigley, (Wm) Jr..........................       6,575          298,242
                                                             --------------
                                                                  2,934,301
                                                             --------------
    CONSUMER SERVICES-6.37%
    CBS Class B...............................       1,662           44,957
    Disney (Walt).............................      21,900          657,000
  + eBay......................................       4,100          120,089
    Gannett...................................       5,000          279,650
  + Liberty Media -- Capital Class A..........         200           16,754
    Marcus....................................       4,400           91,872
    McDonald's................................       4,150          139,440
    Meredith..................................       2,400          118,896
    ServiceMaster.............................       5,500           56,815
  + Sirius Satellite Radio....................      16,500           78,375
    Time Warner...............................      37,600          650,480
  + Viacom Class B............................       1,662           59,566
                                                             --------------
                                                                  2,313,894
                                                             --------------
    ELECTRONIC TECHNOLOGY-6.78%
  + 3Com......................................      43,800          224,256
  + Cisco Systems.............................      31,250          610,312
  + EMC.......................................      34,450          377,917
  + Freescale Semiconductor Class B...........       5,950          174,930
    Hewlett-Packard...........................       9,400          297,792
    Intel.....................................       5,990          113,511
    Motorola..................................       6,000          120,900
    QUALCOMM..................................       2,500          100,175
    Raytheon..................................      10,000          445,700
                                                             --------------
                                                                  2,465,493
                                                             --------------
    ENERGY MINERALS-6.88%
    BP ADR....................................       3,150          219,272
    Canadian Natural Resources................       7,500          415,350
    Cimarex Energy............................       4,150          178,450
    EnCana....................................      10,650          560,616
    Exxon Mobil...............................      16,900        1,036,815
    Suncor Energy.............................       1,125           91,136
                                                             --------------
                                                                  2,501,639
                                                             --------------

                                                NUMBER OF        MARKET
                                                  SHARES     VALUE (U.S. $)
    COMMON STOCK (CONTINUED)
    FINANCIALS-16.21%
    American Express..........................       6,300   $      335,286
    Bank of America...........................      10,800          519,480
    Bank of New York..........................       6,000          193,200
  + Berkshire Hathaway Class A................           2          183,318
  + Berkshire Hathaway Class B................         550        1,673,649
    Brookline Bancorp.........................       3,850           53,015
    Forest City Enterprises...................      13,800          688,758
    Goldman Sachs Group.......................         715          107,557
    Hudson City Bancorp.......................       6,300           83,979
    JPMorgan Chase............................       6,250          262,500
    Marsh & McLennan..........................       6,300          169,407
    Merrill Lynch.............................       5,050          351,278
    St. Paul Travelers........................      12,500          557,250
    Wells Fargo...............................      10,600          711,048
                                                             --------------
                                                                  5,889,725
                                                             --------------
    HEALTH SERVICES-0.54%
    UnitedHealth Group........................       4,375          195,913
                                                             --------------
                                                                    195,913
                                                             --------------
    HEALTH TECHNOLOGY-6.37%
  + Amgen.....................................       5,675          370,180
    Bristol-Myers Squibb......................       3,000           77,580
  + Charles River Laboratories
     International............................       1,700           62,560
  + Genentech.................................       1,900          155,420
  + IDEXX Laboratories........................       1,300           97,669
    Johnson & Johnson.........................      11,550          692,076
    Medtronic.................................       4,200          197,064
    Pfizer....................................      18,750          440,063
    Wyeth.....................................       5,000          222,050
                                                             --------------
                                                                  2,314,662
                                                             --------------
    INDUSTRIAL SERVICES-2.93%
  + Covanta Holding...........................       6,220          109,783
    ENSCO International.......................       3,025          139,211
  + National Oilwell Varco....................       1,800          113,976
    Schlumberger..............................       3,150          205,097
    Waste Management..........................      13,800          495,143
                                                             --------------
                                                                  1,063,210
                                                             --------------
    NON-ENERGY MINERALS-0.53%
    Alcoa.....................................       6,000          194,160
                                                             --------------
                                                                    194,160
                                                             --------------
    PROCESS INDUSTRIES-4.04%
    Ashland...................................       1,100           73,370
    Cytec Industries..........................       5,275          283,057
    Dow Chemical..............................       2,950          115,139
    duPont (E.I.) deNemours...................       9,350          388,960
    Ecolab....................................       5,400          219,132
    PPG Industries............................       5,900          389,399
                                                             --------------
                                                                  1,469,057
                                                             --------------

                                  Core Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF        MARKET
                                                  SHARES     VALUE (U.S. $)
    COMMON STOCK (CONTINUED)
    PRODUCER MANUFACTURER-14.09%
    3M........................................      15,650   $    1,264,050
    American Power Conversion.................       7,200          140,328
    General Electric..........................      53,250        1,755,119
    Honeywell International...................       6,000          241,800
    Masco.....................................       6,000          177,840
    Pitney Bowes..............................       7,500          309,750
    Tyco International........................      18,750          515,625
    United Technologies.......................      11,275          715,061
                                                             --------------
                                                                  5,119,573
                                                             --------------
    RETAIL TRADE-5.37%
  + Amazon.com................................       3,550          137,314
    Costco Wholesale..........................       6,300          359,919
    Home Depot................................       8,100          289,899
  + Liberty Media -- Interactive Class A......       1,400           24,164
    Wal-Mart Stores...........................      15,650          753,861
    Walgreen..................................       8,600          385,624
                                                             --------------
                                                                  1,950,781
                                                             --------------
    TECHNOLOGY SERVICES-9.59%
    Automatic Data Processing.................       8,900          403,615
    First Data................................       2,950          132,868
  + Google Class A............................         515          215,955
    International Business Machines...........       7,225          555,025
    Microsoft.................................      56,300        1,311,789
  + VeriSign..................................      16,900          391,573
  + Yahoo.....................................      14,350          473,550
                                                             --------------
                                                                  3,484,375
                                                             --------------
    TRANSPORTATION-3.48%
    Florida East Coast Industries.............       7,700          402,941
    Southwest Airlines........................      11,900          194,803
    United Parcel Service Class B.............       8,100          666,873
                                                             --------------
                                                                  1,264,617
                                                             --------------

                                                NUMBER OF        MARKET
                                                  SHARES     VALUE (U.S. $)
    COMMON STOCK (CONTINUED)
    UTILITIES-0.71%
    Duke Energy...............................       8,828   $      259,278
                                                             --------------
                                                                    259,278
                                                             --------------
    TOTAL COMMON STOCK
     (COST $33,225,881).......................                   33,834,529
                                                             --------------
                                                PRINCIPAL
                                                  AMOUNT
                                                 (U.S. $)
    FEDERAL AGENCY (DISCOUNT NOTE)-9.15%
 ## Federal Home Loan Discount Notes 4.754%
     7/3/06...................................  $3,325,000        3,324,123
                                                             --------------
    TOTAL FEDERAL AGENCY (DISCOUNT NOTE)
     (COST $3,324,123)........................                    3,324,123
                                                             --------------
                                                NUMBER OF
                                                  SHARES
    EXCHANGE TRADED FUND-0.73%
    iShares MSCI Japan Index Fund.............      19,500          265,980
                                                             --------------
    TOTAL EXCHANGE TRADED FUND
     (COST $250,684)..........................                      265,980
                                                             --------------
    CLOSED END FUND-0.40%
    Streettracks Gold Trust...................       2,350          143,867
                                                             --------------
    TOTAL CLOSED END FUND
     (COST $108,282)..........................                      143,867
                                                             --------------

TOTAL MARKET VALUE OF SECURITIES-103.39% (COST
 $36,908,970)...............................................   37,568,499
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(3.39%).....   (1,230,772)
                                                              -----------
NET ASSETS APPLICABLE TO 3,379,390 SHARES
 OUTSTANDING-100.00%........................................  $36,337,727
                                                              ===========
NET ASSET VALUE-CORE FUND STANDARD CLASS ($34,063,493 /
 3,167,579 SHARES)..........................................      $10.754
                                                              ===========
NET ASSET VALUE-CORE FUND SERVICE CLASS ($2,274,234 /
 211,811 SHARES)............................................      $10.737
                                                              ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $35,448,517
Undistributed net investment income.........................      158,821
Accumulated net realized gain on investments................       70,860
Net unrealized appreciation of investments..................      659,529
                                                              -----------
Total net assets............................................  $36,337,727
                                                              ===========

---------------
##Zero coupon security. The interest rate shown is the yield at the time of purchase.
+Non-income producing security for the period ended June 30, 2006.

ADR-American Depositary Receipts

                             See accompanying notes

                                  Core Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CORE FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends..................................................  $ 201,749
Interest...................................................     64,257
Foreign tax withheld.......................................       (337)
                                                             ---------
                                                               265,669
                                                             ---------
EXPENSES:
Management fees............................................     86,300
Accounting and administration expenses.....................     55,908
Professional fees..........................................     20,440
Reports and statements to shareholders.....................      9,776
Custodian fees.............................................      4,292
Trustees' fees.............................................      4,000
Distribution expenses -- Service Class.....................      1,766
Other......................................................      3,864
                                                             ---------
                                                               186,346
Less expenses absorbed or waived...........................    (79,425)
Less expense paid indirectly...............................        (94)
                                                             ---------
Total operating expenses...................................    106,827
                                                             ---------
NET INVESTMENT INCOME......................................    158,842
                                                             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments...............................................    101,255
 Foreign currencies........................................        (21)
                                                             ---------
Net realized gain..........................................    101,234
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies........................    362,040
                                                             ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
 CURRENCIES................................................    463,274
                                                             ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 622,116
                                                             =========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                              SIX MONTHS
                                                 ENDED        5/3/05*
                                                6/30/06         TO
                                              (UNAUDITED)    12/31/05
                                              -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income.......................  $   158,842   $    56,572
Net realized gain on investments and foreign
 currencies.................................      101,234           844
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies.....................      362,040       297,489
                                              -----------   -----------
Net increase in net assets resulting from
 operations.................................      622,116       354,905
                                              -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
Net investment income:
 Standard Class.............................            -       (44,263)
 Service Class..............................            -        (1,393)
                                              -----------   -----------
                                                        -       (45,656)
                                              -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............................   18,961,427    16,397,777
 Service Class..............................    1,921,903       989,232
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class.............................            -        44,263
 Service Class..............................            -         1,393
                                              -----------   -----------
                                               20,883,330    17,432,665
                                              -----------   -----------
Cost of shares repurchased:
 Standard Class.............................      (95,830)   (2,126,597)
 Service Class..............................     (520,102)     (167,104)
                                              -----------   -----------
                                                 (615,932)   (2,293,701)
                                              -----------   -----------
Increase in net assets derived from capital
 share transactions.........................   20,267,398    15,138,964
                                              -----------   -----------
NET INCREASE IN NET ASSETS..................   20,889,514    15,448,213
NET ASSETS:
Beginning of period.........................   15,448,213             -
                                              -----------   -----------
End of period (including undistributed net
 investment income of $158,821 and $10,921,
 respectively)..............................  $36,337,727   $15,448,213
                                              ===========   ===========

------------------
*Date of commencement of operations.

                             See accompanying notes

                                  Core Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                CORE FUND STANDARD CLASS

                                                             SIX MONTHS
                                                                ENDED         5/3/05(2)
                                                             6/30/06(1)          TO
                                                             (UNAUDITED)      12/31/05
                                                             --------------------------
Net asset value, beginning of period.......................    $10.407         $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)...................................      0.068           0.078
Net realized and unrealized gain on investments and foreign
 currencies................................................      0.279           0.366
                                                               -------         -------
Total from investment operations...........................      0.347           0.444
                                                               -------         -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................................          -          (0.037)
                                                               -------         -------
Total dividends and distributions..........................          -          (0.037)
                                                               -------         -------

Net asset value, end of period.............................    $10.754         $10.407
                                                               =======         =======

Total return(4)............................................      3.33%           4.44%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $34,064         $14,612
Ratio of expenses to average net assets....................      0.84%           0.84%(5)
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................      1.48%           3.61%
Ratio of net investment income to average net assets.......      1.29%           1.14%
Ratio of net investment income (loss) to average net assets
 prior to fees waived and expense paid indirectly..........      0.65%          (1.63%)
Portfolio turnover.........................................        40%             43%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5)Ratio for the period ended December 31, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.89%.

                             See accompanying notes

                                  Core Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                               CORE FUND SERVICE CLASS

                                                             SIX MONTHS
                                                                ENDED          5/3/05(2)
                                                             6/30/06(1)           TO
                                                             (UNAUDITED)       12/31/05
                                                             ---------------------------
Net asset value, beginning of period.......................    $10.404          $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)...................................      0.055            0.061
Net realized and unrealized gain on investments and foreign
 currencies................................................      0.278            0.366
                                                               -------          -------
Total from investment operations...........................      0.333            0.427
                                                               -------          -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................................          -           (0.023)
                                                               -------          -------
Total dividends and distributions..........................          -           (0.023)
                                                               -------          -------

Net asset value, end of period.............................    $10.737          $10.404
                                                               =======          =======

Total return(4)............................................      3.20%             4.27%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $ 2,274          $   836
Ratio of expenses to average net assets....................      1.09%             1.09%(5)
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................      1.73%             3.86%
Ratio of net investment income to average net assets.......      1.04%             0.89%
Ratio of net investment income (loss) to average net assets
 prior to fees waived and expense paid indirectly..........      0.40%            (1.88%)
Portfolio turnover.........................................        40%               43%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5)Ratio for the period ended December 31, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.14%.

                             See accompanying notes

                                  Core Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Core Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. There were no commission rebates during the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.69% of the average daily net assets of the Fund.

Lincoln Life, an affiliate of DMC, has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses, exclusive of distribution fees, exceed 0.84% of average daily net assets. The Agreement will continue at least through April 30, 2007, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

Salomon Brothers Asset Management, Inc. (the "Sub-Advisor"), a wholly owned subsidiary of Legg Mason, Inc., is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.40% for the first $500 million of the Fund's average daily net assets and 0.35% of any excess of the Fund's average daily net assets over $500 million.

                                  Core Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the period ended June 30, 2006, fees for these services amounted to $32,492.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the period ended June 30, 2006, fees for these support services amounted to $10,916.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2006, the Fund had receivables from or liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $(19,183)
Accounting and Administration Fees Payable to DSC...........   (10,833)
Administration Fees Payable to Lincoln Life.................    (2,083)
Distribution Fees Payable to the Companies..................      (406)
Receivable from Lincoln Life................................    25,619

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the period ended June 30, 2006, the Fund made purchases of $24,202,851 and sales of $4,544,413 of investment securities other than short-term investments.

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments was $36,997,114. At June 30, 2006, net unrealized appreciation was $571,385, of which $1,337,768 related to unrealized appreciation of investments and $766,383 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gain (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the six months ended June 30, 2006. The tax character of dividends and distributions paid during the period December 31, 2005 was as follows:

                                                           PERIOD ENDED
                                                            12/31/05*
                                                           ------------
Ordinary income..........................................    $45,656

------------------
*Commenced operations on May 3, 2005.

In addition, the Fund declared an ordinary income consent dividend of $42,155 for the year ended December 31, 2005. Such amount has been deemed paid and contributed to the Fund as additional paid in capital.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest.............................  $35,448,517
Undistributed ordinary income.............................      309,738
Undistributed long-term capital gains.....................        8,087
Unrealized appreciation of investments and foreign
 currencies...............................................      571,385
                                                            -----------
Net assets................................................  $36,337,727
                                                            ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

                                  Core Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                               ACCUMULATED
  UNDISTRIBUTED NET            NET REALIZED           PAID-IN
  INVESTMENT INCOME            GAIN (LOSS)            CAPITAL
  -----------------            ------------           -------
      $(10,942)                  $(31,213)            $42,155

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                    SIX MONTHS    PERIOD
                                                      ENDED        ENDED
                                                     6/30/06     12/31/05*
                                                    ----------   ---------
Shares sold:
 Standard Class...................................  1,772,639    1,601,281
 Service Class....................................    179,495       96,383
Shares issued upon reinvestment of dividends and
 distributions:
 Standard Class...................................          -        4,270
 Service Class....................................          -          134
                                                    ---------    ---------
                                                    1,952,134    1,702,068
                                                    ---------    ---------
Shares repurchased:
 Standard Class...................................     (9,045)    (201,566)
 Service Class....................................    (48,090)     (16,111)
                                                    ---------    ---------
                                                      (57,135)    (217,677)
                                                    ---------    ---------
Net increase......................................  1,894,999    1,484,391
                                                    =========    =========

---------------
*Commenced operations on May 3, 2005.

6. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2006, or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                                 Core Fund- 10

                               EQUITY-INCOME FUND

                          [FIDELITY INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Equity-Income Fund
                               Semiannual Report
                               June 30, 2006

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- EQUITY-INCOME FUND

INDEX

DISCLOSURE OF FUND EXPENSES                                     1
SECTOR ALLOCATION                                               2
STATEMENT OF NET ASSETS                                         3
STATEMENT OF OPERATIONS                                         6
STATEMENTS OF CHANGES IN NET ASSETS                             6
FINANCIAL HIGHLIGHTS                                            7
NOTES TO FINANCIAL STATEMENTS                                   9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/06 to
                                 1/1/06      6/30/06      Ratios      6/30/06*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,026.20      0.77%        $3.87
Service Class                    1,000.00    1,025.00      1.02%         5.12
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,020.98      0.77%        $3.86
Service Class                    1,000.00    1,019.74      1.02%         5.11
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                             Equity-Income Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
                         SECTOR                            OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   96.49%
------------------------------------------------------------------------
Aerospace & Defense                                             0.74%
Automobiles & Automotive Parts                                  0.70%
Banking                                                        14.16%
Cable, Media & Publishing                                       4.74%
Chemicals                                                       1.36%
Commercial Services                                             0.23%
Computers & Technology                                          4.03%
Consumer Products                                               0.25%
Electronics & Electrical Equipment                              4.68%
Energy                                                         10.35%
Environmental Services                                          0.49%
Financials                                                      9.09%
Food, Beverage & Tobacco                                        2.06%
Health Care & Pharmaceuticals                                   8.48%
Home Builders                                                   0.54%
Industrial Machinery                                            1.20%
Insurance                                                       2.41%
Leisure, Lodging & Entertainment                                1.41%
Metals & Mining                                                 1.63%
Real Estate                                                     3.81%
Retail                                                          6.70%
Telecommunications                                              5.79%
Textiles, Apparel & Furniture                                   0.61%
Transportation & Shipping                                       7.33%
Utilities                                                       3.70%
------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT                                          1.34%
------------------------------------------------------------------------
CONVERTIBLE BOND                                                0.16%
------------------------------------------------------------------------
Telecommunications                                              0.16%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                3.13%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              101.12%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (1.12%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                             Equity-Income Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCK-96.49%
    AEROSPACE & DEFENSE-0.74%
    Raytheon.................................       51,700   $  2,304,269
    United Technologies......................       50,600      3,209,052
                                                             ------------
                                                                5,513,321
                                                             ------------
    AUTOMOBILES & AUTOMOTIVE PARTS-0.70%
    Johnson Controls.........................       63,900      5,253,858
                                                             ------------
                                                                5,253,858
                                                             ------------
    BANKING-14.16%
    Bank of America..........................      518,400     24,935,039
    East-West Bancorp........................      159,900      6,061,809
    Golden West Financial....................      158,900     11,790,380
  + Home Bancshares..........................          900         20,430
    Hudson City Bancorp......................      396,438      5,284,519
    Investors Financial Services.............       49,700      2,231,530
    KeyCorp..................................      119,000      4,245,920
    Northern Trust...........................      118,200      6,536,460
    People's Bank............................       63,900      2,099,115
    State Street.............................      190,000     11,037,100
    UCBH Holdings............................      160,169      2,649,195
  + Virginia Commerce Bancorp................       30,700        733,730
    Wachovia.................................      202,800     10,967,424
    Wells Fargo..............................      177,600     11,913,408
    Wilmington Trust.........................      125,800      5,306,244
                                                             ------------
                                                              105,812,303
                                                             ------------
    CABLE, MEDIA & PUBLISHING-4.74%
  + Comcast Class A..........................      329,621     10,791,792
    Disney (Walt)............................      160,800      4,824,000
    Gannett..................................      122,200      6,834,646
    New York Times...........................      280,700      6,888,378
    News Corp Class B........................      237,100      4,784,678
    Omnicom Group............................       14,400      1,282,896
                                                             ------------
                                                               35,406,390
                                                             ------------
    CHEMICALS-1.36%
    FMC......................................      157,955     10,170,722
                                                             ------------
                                                               10,170,722
                                                             ------------
    COMMERCIAL SERVICES-0.23%
    Chemed...................................       32,200      1,755,866
                                                             ------------
                                                                1,755,866
                                                             ------------
    COMPUTERS & TECHNOLOGY-4.03%
    Hewlett-Packard..........................      499,700     15,830,496
    Microsoft................................      169,100      3,940,030
  + NCR......................................      229,600      8,412,544
    SEI Investments..........................       40,100      1,960,088
                                                             ------------
                                                               30,143,158
                                                             ------------
    CONSUMER PRODUCTS-0.25%
    Whirlpool................................       22,500      1,859,625
                                                             ------------
                                                                1,859,625
                                                             ------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-4.68%
    AMETEK...................................       22,500      1,066,050
  + Avnet....................................      253,000      5,065,060

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCK (CONTINUED)
    ELECTRONICS & ELECTRICAL EQUIPMENT (CONTINUED)
    General Electric.........................      705,830   $ 23,264,157
  + MKS Instruments..........................      275,800      5,549,096
                                                             ------------
                                                               34,944,363
                                                             ------------
    ENERGY-10.35%
    ConocoPhillips...........................      332,300     21,775,619
    El Paso Energy...........................      677,100     10,156,500
    Exxon Mobil..............................      711,600     43,656,660
  + International Coal Group.................          200          1,438
    Talisman Energy..........................      101,800      1,776,302
                                                             ------------
                                                               77,366,519
                                                             ------------
    ENVIRONMENTAL SERVICES-0.49%
    Waste Management.........................      101,400      3,638,232
                                                             ------------
                                                                3,638,232
                                                             ------------
    FINANCIALS-9.09%
    Capital One Financial....................       62,800      5,366,260
    Citigroup................................      546,698     26,372,712
    Fannie Mae...............................      320,800     15,430,480
    Merrill Lynch............................       72,700      5,057,012
    Morgan Stanley...........................       68,100      4,304,601
    SLM......................................      215,300     11,393,676
                                                             ------------
                                                               67,924,741
                                                             ------------
    FOOD, BEVERAGE & TOBACCO-2.06%
    Altria Group.............................       41,800      3,069,374
    Coca-Cola Enterprises....................       36,200      1,557,324
    Corn Products International..............       83,300      2,548,980
    Diageo ADR...............................       41,400      2,796,570
    Kellogg..................................       43,600      2,111,548
    Nestle ADR...............................       24,800      1,943,509
    Unilever.................................       60,300      1,359,765
                                                             ------------
                                                               15,387,070
                                                             ------------
    HEALTH CARE & PHARMACEUTICALS-8.48%
  + Amylin Pharmaceuticals...................       18,400        908,408
    Becton, Dickinson........................       22,600      1,381,538
    Colgate-Palmolive........................       70,300      4,210,970
  + Health Net...............................      205,687      9,290,882
    Johnson & Johnson........................       74,100      4,440,072
    Merck....................................      408,300     14,874,369
    Pfizer...................................      375,200      8,805,944
    UnitedHealth Group.......................       99,600      4,460,088
    Wyeth....................................      338,400     15,028,344
                                                             ------------
                                                               63,400,615
                                                             ------------
    HOME BUILDERS-0.54%
    Monaco Coach.............................       97,300      1,235,710
    Winnebago Industries.....................       90,100      2,796,704
                                                             ------------
                                                                4,032,414
                                                             ------------
    INDUSTRIAL MACHINERY-1.20%
    Dover....................................       15,200        751,336
    Eaton....................................       27,000      2,035,800

                             Equity-Income Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCK (CONTINUED)
    INDUSTRIAL MACHINERY (CONTINUED)
    Illinois Tool Works......................      105,700   $  5,020,750
    Rockwell Automation......................       16,600      1,195,366
                                                             ------------
                                                                9,003,252
                                                             ------------
    INSURANCE-2.41%
    AFLAC....................................       64,500      2,989,575
    Allstate.................................       24,800      1,357,304
    American International Group.............      182,580     10,781,349
    Genworth Financial.......................       21,300        742,092
    Hartford Financial Services..............       25,200      2,131,920
                                                             ------------
                                                               18,002,240
                                                             ------------
    LEISURE, LODGING & ENTERTAINMENT-1.41%
    Boyd Gaming..............................       56,000      2,260,160
    Starwood Hotels & Resorts Worldwide......      127,200      7,675,248
  + WMS Industries...........................       22,500        616,275
                                                             ------------
                                                               10,551,683
                                                             ------------
    METALS & MINING-1.63%
    Alcoa....................................      199,800      6,465,528
    Newmont Mining...........................       70,000      3,705,100
    United States Steel......................       29,100      2,040,492
                                                             ------------
                                                               12,211,120
                                                             ------------
    REAL ESTATE-3.81%
    General Growth Properties................      631,700     28,464,402
                                                             ------------
                                                               28,464,402
                                                             ------------
    RETAIL-6.70%
    Dollar General...........................      388,100      5,425,638
    Federated Department Stores..............       77,400      2,832,840
  + J Crew Group.............................        1,800         49,410
    OfficeMax................................       53,700      2,188,275
    TJX Companies............................       88,100      2,013,966
    Wal-Mart Stores..........................      779,500     37,548,515
                                                             ------------
                                                               50,058,644
                                                             ------------
    TELECOMMUNICATIONS-5.79%
    AT&T.....................................      802,700     22,387,303
    BellSouth................................      293,700     10,631,940
  + Cisco Systems............................      148,600      2,902,158
    Motorola.................................      103,000      2,075,450
  + Qwest Communications International.......      650,700      5,264,163
                                                             ------------
                                                               43,261,014
                                                             ------------

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCK (CONTINUED)
    TEXTILES, APPAREL & FURNITURE-0.61%
    VF.......................................       67,400   $  4,577,808
                                                             ------------
                                                                4,577,808
                                                             ------------
    TRANSPORTATION & SHIPPING-7.33%
  + AirTran Holdings.........................      221,300      3,288,518
    Burlington Northern Santa Fe.............      188,770     14,960,023
    CSX......................................      226,600     15,961,704
    Laidlaw International....................       65,100      1,640,520
    Norfolk Southern.........................      186,860      9,944,689
  + UAL......................................      152,300      4,724,346
  + Universal Truckload Services.............       48,300      1,648,479
  + US Airways Group.........................       51,550      2,605,337
                                                             ------------
                                                               54,773,616
                                                             ------------
    UTILITIES-3.70%
    Duke Energy..............................      185,900      5,459,883
    Exelon...................................      320,700     18,225,381
  + Mirant...................................      147,300      3,947,640
                                                             ------------
                                                               27,632,904
                                                             ------------
    TOTAL COMMON STOCK
     (COST $648,851,714).....................                 721,145,880
                                                             ------------
                                                PRINCIPAL
                                                 AMOUNT
                                                 (U.S.$)
    CERTIFICATE OF DEPOSIT-1.34%
    Wells Fargo Bank 5.30% 7/25/06...........  $10,000,000     10,000,215
                                                             ------------
    TOTAL CERTIFICATE OF DEPOSIT
     (COST $10,000,000)......................                  10,000,215
                                                             ------------
    CONVERTIBLE BOND-0.16%
    TELECOMMUNICATIONS-0.16%
    Level 3 Communications 3.50% 6/15/12,
     exercise price $5.46, expiration date
     6/15/12.................................    1,170,000      1,190,475
                                                             ------------
    TOTAL CONVERTIBLE BOND
     (COST $1,170,000).......................                   1,190,475
                                                             ------------
 =/ COMMERCIAL PAPER-3.13%
    BMW US Capital 5.27% 7/5/06..............   10,000,000      9,994,144
    Total Capital 5.27% 7/3/06...............    8,410,000      8,407,538
    University of California 5.28% 7/14/06...    5,000,000      4,990,485
                                                             ------------
    TOTAL COMMERCIAL PAPER
     (COST $23,392,382)......................                  23,392,167
                                                             ------------

                             Equity-Income Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-101.12% (COST
 $683,414,096)..............................................  $755,728,737
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.12%).....    (8,390,580)
                                                              ------------
NET ASSETS APPLICABLE TO 43,981,937 SHARES
 OUTSTANDING-100.00%........................................  $747,338,157
                                                              ============
NET ASSET VALUE-EQUITY-INCOME FUND STANDARD CLASS
 ($733,184,767 / 43,147,500 SHARES).........................       $16.993
                                                              ============
NET ASSET VALUE-EQUITY-INCOME FUND SERVICE CLASS
 ($14,153,390 / 834,437 SHARES).............................       $16.962
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $644,503,077
Undistributed net investment income.........................     4,338,077
Accumulated net realized gain on investments................    26,182,341
Net unrealized appreciation of investments and foreign
 currencies.................................................    72,314,662
                                                              ------------
Total net assets............................................  $747,338,157
                                                              ============

------------------

  + Non-income producing security for the period ended June 30,
    2006.
 =/ The interest rate shown is the effective yield as of the time of purchase.

ADR-American Depositary Receipts

                             See accompanying notes

                             Equity-Income Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends...............................................  $  6,644,195
Interest................................................       236,395
Foreign tax withheld....................................       (53,036)
                                                          ------------
                                                             6,827,554
                                                          ------------
EXPENSES:
Management fees.........................................     2,821,222
Accounting and administration expenses..................       178,102
Reports and statements to shareholders..................        39,752
Custodian fees..........................................        23,166
Professional fees.......................................        16,420
Distribution expenses-Service Class.....................        12,484
Trustees' fees..........................................         4,000
Other...................................................        16,653
                                                          ------------
                                                             3,111,799
Less expenses absorbed or waived........................      (137,835)
Less expense paid indirectly............................          (572)
                                                          ------------
Total operating expenses................................     2,973,392
                                                          ------------
NET INVESTMENT INCOME...................................     3,854,162
                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments............................................    33,154,881
 Foreign currencies.....................................          (489)
                                                          ------------
Net realized gain.......................................    33,154,392
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies.....................   (16,234,207)
                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES.....................................    16,920,185
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $ 20,774,347
                                                          ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS
                                              ENDED
                                             6/30/06       YEAR ENDED
                                           (UNAUDITED)      12/31/05
                                           ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income....................  $  3,854,162   $   9,664,640
Net realized gain on investments and
 foreign currencies......................    33,154,392      65,868,519
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies..................   (16,234,207)    (42,374,528)
                                           ------------   -------------
Net increase in net assets resulting from
 operations..............................    20,774,347      33,158,631
                                           ------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class..........................    (1,617,731)     (8,704,210)
 Service Class...........................       (21,748)        (48,068)
Net realized gain on investments:
 Standard Class..........................   (59,359,429)    (25,589,460)
 Service Class...........................      (933,896)        (25,230)
                                           ------------   -------------
                                            (61,932,804)    (34,366,968)
                                           ------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................     3,027,112       9,751,013
 Service Class...........................     8,926,223       6,774,840
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class..........................    60,977,160      34,293,670
 Service Class...........................       955,644          73,298
                                           ------------   -------------
                                             73,886,139      50,892,821
                                           ------------   -------------
Cost of shares repurchased:
 Standard Class..........................   (56,311,134)   (107,199,635)
 Service Class...........................    (1,464,135)       (628,095)
                                           ------------   -------------
                                            (57,775,269)   (107,827,730)
                                           ------------   -------------
Increase (Decrease) in net assets derived
 from capital share transactions.........    16,110,870     (56,934,909)
                                           ------------   -------------
NET DECREASE IN NET ASSETS...............   (25,047,587)    (58,143,246)
NET ASSETS:
Beginning of period......................   772,385,744     830,528,990
                                           ------------   -------------
End of period (including undistributed
 net investment income of $4,338,077 and
 $975,267, respectively).................  $747,338,157   $ 772,385,744
                                           ============   =============

                             See accompanying notes

                             Equity-Income Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    EQUITY-INCOME FUND STANDARD CLASS
                                         SIX MONTHS
                                            ENDED
                                         6/30/06(1)                                     YEAR ENDED
                                         (UNAUDITED)      12/31/05       12/31/04       12/31/03(2)       12/31/02       12/31/01
                                         ----------------------------------------------------------------------------------------
Net asset value, beginning of period...   $ 17.994        $ 18.020       $ 16.595        $ 12.653         $ 15.339       $ 17.443

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3)...............      0.091           0.217          0.247           0.163            0.162          0.197
Net realized and unrealized gain (loss)
 on investments and foreign
 currencies............................      0.419           0.540          1.366           3.921           (2.544)        (1.420)
                                          --------        --------       --------        --------         --------       --------
Total from investment operations.......      0.510           0.757          1.613           4.084           (2.382)        (1.223)
                                          --------        --------       --------        --------         --------       --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..................     (0.040)         (0.204)        (0.188)         (0.142)          (0.148)        (0.177)
Net realized gain on investments.......     (1.471)         (0.579)             -               -           (0.156)        (0.704)
                                          --------        --------       --------        --------         --------       --------
Total dividends and distributions......     (1.511)         (0.783)        (0.188)         (0.142)          (0.304)        (0.881)
                                          --------        --------       --------        --------         --------       --------

Net asset value, end of period.........   $ 16.993        $ 17.994       $ 18.020        $ 16.595         $ 12.653       $ 15.339
                                          ========        ========       ========        ========         ========       ========

Total return(4)........................      2.62%           4.49%          9.77%          32.35%          (15.67%)        (7.34%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)..............................   $733,185        $765,796       $830,276        $810,728         $618,330       $799,166
Ratio of expenses to average net
 assets................................      0.77%           0.78%          0.80%           0.82%            0.82%          0.80%
Ratio of expenses to average net assets
 prior to fees waived and expense paid
 indirectly............................      0.80%           0.80%          0.80%           0.82%            0.82%          0.80%
Ratio of net investment income to
 average net assets....................      1.00%           1.23%          1.47%           1.15%            1.16%          1.23%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid indirectly....      0.97%           1.21%          1.47%           1.15%            1.16%          1.23%
Portfolio turnover.....................       149%            151%           120%            134%             130%           127%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Equity-Income Fund, Inc. was merged into the Equity-Income Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Equity Income Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                             Equity-Income Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                 EQUITY-INCOME FUND SERVICE CLASS

                                                             SIX MONTHS
                                                                ENDED            YEAR         5/19/04(2)
                                                             6/30/06(1)         ENDED             TO
                                                             (UNAUDITED)       12/31/05        12/31/04
                                                             -------------------------------------------
Net asset value, beginning of period.......................    $17.980         $18.013          $15.895

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)...................................      0.068           0.172            0.144
Net realized and unrealized gain on investments and foreign
 currencies................................................      0.419           0.539            2.141
                                                               -------         -------          -------
Total from investment operations...........................      0.487           0.711            2.285
                                                               -------         -------          -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................................     (0.034)         (0.165)          (0.167)
Net realized gain on investments...........................     (1.471)         (0.579)               -
                                                               -------         -------          -------
Total dividends and distributions..........................     (1.505)         (0.744)          (0.167)
                                                               -------         -------          -------

Net asset value, end of period.............................    $16.962         $17.980          $18.013
                                                               =======         =======          =======

Total return(4)............................................      2.50%           4.23%           14.42%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $14,153         $ 6,590          $   253
Ratio of expenses to average net assets....................      1.02%           1.03%            1.05%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly........................      1.05%           1.05%            1.05%
Ratio of net investment income to average net assets.......      0.75%           0.98%            1.40%
Ratio of net investment income to average net assets prior
 to fees waived and expense paid indirectly................      0.72%           0.96%            1.40%
Portfolio turnover.........................................       149%            151%             120%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2004.

                             See accompanying notes

                             Equity-Income Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Equity-Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to seek reasonable income by investing primarily in income-producing equity securities.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $228,750 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust

                             Equity-Income Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED) registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation
(LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

DMC has contractually agreed to waive a portion of its advisory fee through April 30, 2007. The waiver amount is 0.00% on the first $250 million of average daily net assets of the Fund, 0.05% on the next $500 million and 0.10% of average daily net assets in excess of $750 million. This waiver will renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

Fidelity Management & Research Company (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.48% on the first $250 million of the Fund's average daily net assets, 0.43% of the next $500 million and 0.38% of the average daily net assets of the Fund in excess of $750 million.

The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-advisor. The commissions paid to these affiliated firms were $8,942 for the six months ended June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2006, fees for these services amounted to $156,456.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2006, fees for these services amounted to $9,146.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2006, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $588,530
Accounting and Administration Fees Payable to DSC...........    51,277
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................     2,687

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2006, the Fund made purchases of $566,484,098 and sales of $631,109,581 of investment securities other than short-term investments.

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments was $688,418,470. At June 30, 2006, net unrealized appreciation was $67,310,267, of which $78,369,253 related to unrealized appreciation of investments and $11,058,986 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                                          SIX MONTHS
                                             ENDED           YEAR ENDED
                                           6/30/06*           12/31/05
                                          -----------        -----------
Ordinary income.........................  $14,924,918        $ 8,800,658
Long-term capital gain..................   47,007,886         25,566,310
                                          -----------        -----------
Total...................................  $61,932,804        $34,366,968
                                          ===========        ===========

------------------
*Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

In addition, the Fund declared an ordinary income consent dividend of $4,640,265 for the year ended December 31, 2005. Such amount has been deemed paid and contributed to the Fund as additional paid in capital.

                             Equity-Income Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest............................  $644,503,077
Undistributed ordinary income............................    22,288,135
Undistributed long-term capital gain.....................    13,236,657
Unrealized appreciation of investments and foreign
 currencies..............................................    67,310,288
                                                           ------------
Net assets...............................................  $747,338,157
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                      ACCUMULATED
  UNDISTRIBUTED NET   NET REALIZED    PAID-IN
  INVESTMENT INCOME   GAIN (LOSS)     CAPITAL
  -----------------   ------------   ----------
     $1,148,127       $(5,788,392)   $4,640,265

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                           SIX MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/06           12/31/05
                                           ----------        ----------
Shares sold:
 Standard Class..........................    166,282            553,286
 Service Class...........................    493,365            383,475
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class..........................  3,497,801          2,019,775
 Service Class...........................     54,900              4,223
                                           ----------        ----------
                                           4,212,348          2,960,759
                                           ----------        ----------
Shares repurchased:
 Standard Class..........................  (3,074,419)       (6,090,664)
 Service Class...........................    (80,313)           (35,259)
                                           ----------        ----------
                                           (3,154,732)       (6,125,923)
                                           ----------        ----------
Net increase (decrease)..................  1,057,616         (3,165,164)
                                           ==========        ==========

6. MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. As of June 30, 2006, the Fund did not have investments in excess of 5% of net assets in any individual foreign currency.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

                             Equity-Income Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2006, or at any time during the period.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                             Equity-Income Fund- 12

                          GLOBAL ASSET ALLOCATION FUND

                       (UBS GLOBAL ASSET MANAGEMENT LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               Global Asset Allocation Fund
                               Semiannual Report
                               June 30, 2006

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- GLOBAL ASSET ALLOCATION FUND

INDEX

DISCLOSURE OF FUND EXPENSES                                     1
SECTOR AND COUNTRY ALLOCATIONS                                  2
STATEMENT OF NET ASSETS                                         4
STATEMENT OF ASSETS AND LIABILITIES                            14
STATEMENT OF OPERATIONS                                        15
STATEMENTS OF CHANGES IN NET ASSETS                            15
FINANCIAL HIGHLIGHTS                                           16
NOTES TO FINANCIAL STATEMENTS                                  18

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/06 to
                                 1/1/06      6/30/06      Ratios      6/30/06*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,037.60     0.93%         $4.70
Service Class                    1,000.00    1,036.30     1.18%          5.96
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,020.18     0.93%         $4.66
Service Class                    1,000.00    1,018.94     1.18%          5.91
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                        Global Asset Allocation Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND

SECTOR AND COUNTRY ALLOCATIONS
AS OF JUNE 30, 2006
Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
                         SECTOR                            OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   64.32%
------------------------------------------------------------------------
Automobiles & Components                                        2.57%
Banks                                                           7.44%
Capital Goods                                                   3.52%
Commercial Services & Supplies                                  0.36%
Consumer Durables & Apparel                                     0.39%
Consumer Services                                               1.01%
Diversified Financials                                          6.51%
Energy                                                          3.74%
Food & Staples Retailing                                        2.53%
Food, Beverage & Tobacco                                        1.28%
Health Care Equipment & Services                                3.07%
Insurance                                                       4.03%
Materials                                                       1.10%
Media                                                           2.92%
Miscellaneous                                                   0.00%
Pharmaceutical & Biotechnology                                  1.12%
Pharmaceuticals, Biology & Life Sciences                        5.90%
Real Estate                                                     0.22%
Retail                                                          1.25%
Semiconductors & Semiconductor Equipment                        1.57%
Software & Services                                             4.02%
Technology Hardware & Equipment                                 1.00%
Telecommunications                                              3.27%
Transportation & Shipping                                       2.29%
Utilities                                                       3.21%
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                                 5.18%
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      0.37%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               5.41%
------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              0.70%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           1.53%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                2.81%
------------------------------------------------------------------------
CORPORATE BONDS                                                 3.64%
------------------------------------------------------------------------
Aerospace & Defense                                             0.03%
Automobiles & Automotive Parts                                  0.49%
Banks                                                           1.22%
Beverage/Bottling                                               0.04%
Brokerage                                                       0.16%
Chemicals                                                       0.02%
Consumer Products                                               0.08%
Consumer Services                                               0.02%
Energy                                                          0.11%

------------------------------------------------------------------------
                                                            PERCENTAGE
                         SECTOR                            OF NET ASSETS
Entertainment                                                   0.02%
Environmental Services                                          0.01%
Financials                                                      0.41%
Food                                                            0.05%
Gas Pipelines                                                   0.08%
Insurance                                                       0.03%
Machinery                                                       0.02%
Media                                                           0.07%
Pharmaceuticals                                                 0.14%
Real Estate                                                     0.06%
Retail                                                          0.04%
Technology/Hardware                                             0.06%
Technology/Software                                             0.02%
Telecommunications                                              0.20%
Transportation & Shipping                                       0.05%
Utilities                                                       0.21%
------------------------------------------------------------------------
FOREIGN AGENCIES                                                0.03%
------------------------------------------------------------------------
Mexico                                                          0.03%
------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              0.96%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  1.60%
------------------------------------------------------------------------
SOVEREIGN AGENCIES                                              0.14%
------------------------------------------------------------------------
SOVEREIGN DEBT                                                  5.92%
------------------------------------------------------------------------
Austria                                                         0.26%
Belgium                                                         0.18%
Canada                                                          0.23%
Finland                                                         0.15%
France                                                          0.98%
Germany                                                         2.41%
Italy                                                           0.16%
Japan                                                           0.51%
Netherlands                                                     0.20%
Sweden                                                          0.07%
United Kingdom                                                  0.77%
------------------------------------------------------------------------
SUPRANATIONAL BANKS                                             0.44%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                       6.96%
------------------------------------------------------------------------
WARRANTS                                                        0.00%
------------------------------------------------------------------------
RIGHTS                                                          0.01%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.02%
------------------------------------------------------------------------

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.02%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                        Global Asset Allocation Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND

SECTOR AND COUNTRY ALLOCATIONS (CONTINUED)

                                                            PERCENTAGE
                        COUNTRY                            OF NET ASSETS
------------------------------------------------------------------------
Australia                                                        0.44%
Austria                                                          0.35%
Belgium                                                          0.58%
Bermuda                                                          0.36%
Britain                                                          4.86%
Canada                                                           1.48%
Finland                                                          0.42%
France                                                           2.50%
Germany                                                          4.31%
Hong Kong                                                        0.30%
Ireland                                                          0.49%
Italy                                                            0.58%
Japan                                                            4.39%
Luxembourg                                                       0.03%
Netherlands                                                      1.85%
Norway                                                           0.09%
Singapore                                                        0.02%
Spain                                                            0.53%
Supranational                                                    0.44%
Sweden                                                           0.37%
Switzerland                                                      1.85%
United States                                                   73.78%
------------------------------------------------------------------------
TOTAL                                                          100.02%
------------------------------------------------------------------------

                        Global Asset Allocation Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                               MARKET
                                               NUMBER OF       VALUE
                                                 SHARES       (U.S. $)
    COMMON STOCK-64.32%V
    AUTOMOBILES & COMPONENTS-2.57%
    Bayerische Motoren Werke (Germany)..            5,181   $    258,709
    Borg Warner.........................           14,700        956,970
    Bridgestone (Japan).................           24,500        472,101
    Harley-Davidson.....................           24,000      1,317,360
    Honda Motor Limited (Japan).........           15,400        488,526
    Johnson Controls....................           31,900      2,622,818
    Magna International Class A
     (Canada)...........................            2,700        192,608
    Nissan Motor (Japan)................           47,800        522,153
    NOK (Japan).........................            8,900        258,219
    Toyota Motor (Japan)................           10,400        544,403
                                                            ------------
                                                               7,633,867
                                                            ------------
    BANKS-7.44%
    ABN AMRO Holding (Netherlands)......           65,816      1,800,652
    Banco Santander Central Hispano
     (Spain)............................           79,315      1,158,534
    Bank of Ireland (London)............           11,436        204,050
    Bank of Ireland (Ireland)...........           32,080        570,754
    Bank of Yokohama (Japan)............           41,000        317,094
    Barclays (United Kingdom)...........          107,842      1,225,478
    DEPFA Bank (Ireland)................           19,888        330,691
    Deutsche Postbank (Germany).........            7,900        567,974
    Fifth Third Bancorp.................           68,400      2,527,380
    Freddie Mac.........................           34,400      1,961,144
    IKB Deutsche Industriebank
     (Germany)..........................            2,230         81,090
    KBC Bankverzekerings (Belgium)......            5,967        640,332
    National Australia Bank
     (Australia)........................           15,942        416,551
    PNC Financial Services Group........           30,200      2,119,134
    Royal Bank of Scotland Group (United
     Kingdom)...........................           38,136      1,254,604
    Sumitomo Mitsui Financial Group
     (Japan)............................               65        687,320
    Sumitomo Trust & Banking (Japan)....           29,000        316,788
    Toronto-Dominion Bank (Canada)......           12,000        609,244
    UniCredito Italiano (Italy).........          103,571        810,732
    Wells Fargo.........................           67,500      4,527,899
                                                            ------------
                                                              22,127,445
                                                            ------------
    CAPITAL GOODS- 3.52%
    Balfour Beatty (United Kingdom).....           20,005        126,890
    Illinois Tool Works.................           62,100      2,949,750
    Lockheed Martin.....................            5,200        373,048
    MAN (Germany).......................            6,837        495,659
    Masco...............................          107,400      3,183,336
    Mitsubishi (Japan)..................           24,600        491,226
    Northrop Grumman....................           19,300      1,236,358
    NTN (Japan).........................           25,000        197,719
    Sandvik (Sweden)....................           30,400        353,771
    Siemens (Germany)...................            3,124        271,911
    SMC (Japan).........................            1,800        254,671
    Wolseley (United Kingdom)...........           24,886        549,024
                                                            ------------
                                                              10,483,363
                                                            ------------

                                                               MARKET
                                               NUMBER OF       VALUE
                                                 SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    COMMERCIAL SERVICES & SUPPLIES-0.36%
    Cendant.............................           58,500   $    952,965
    Rentokil Initial (United Kingdom)...           45,291        130,866
                                                            ------------
                                                               1,083,831
                                                            ------------
    CONSUMER DURABLES & APPAREL-0.39%
    Electrolux Series B (Sweden)........           13,000        187,863
    Funai Electric (Japan)..............            2,100        203,705
  + Husqvarna Class B (Sweden)..........           11,600        139,827
    Koninklijke KPN (Netherlands).......           15,665        489,487
    Yue Yuen Industrial Holdings (Hong
     Kong)..............................           51,000        140,203
                                                            ------------
                                                               1,161,085
                                                            ------------
    CONSUMER SERVICES-1.01%
    Block (H&R).........................           31,000        739,660
    Carnival............................           54,200      2,262,308
                                                            ------------
                                                               3,001,968
                                                            ------------
    DIVERSIFIED FINANCIALS-6.51%
    Aiful (Japan).......................            6,150        328,380
    Citigroup...........................          130,400      6,290,496
    Credit Suisse Group (Switzerland)...           26,531      1,484,373
    Fortis (Belgium)....................           10,421        354,817
    JPMorgan Chase......................           63,400      2,662,800
    Mellon Financial....................           78,000      2,685,540
    Morgan Stanley......................           78,300      4,949,343
    Nomura Holdings (Japan).............           15,100        283,051
    Takefuji (Japan)....................            5,050        300,979
                                                            ------------
                                                              19,339,779
                                                            ------------
    ENERGY-3.74%
    Baker Hughes........................           12,900      1,055,865
    BP (United Kingdom).................          141,343      1,647,992
    Ensco International.................           13,400        616,668
    Ente Nazionale Idrocarburi
     (Italy)............................           14,362        423,055
    EOG Resources.......................            4,000        277,360
    Exxon Mobil.........................           21,800      1,337,430
    GlobalSantaFe.......................           28,600      1,651,650
    Marathon Oil........................           26,900      2,240,769
    Repsol (Spain)......................           14,221        407,260
    Total (France)......................           22,207      1,461,379
                                                            ------------
                                                              11,119,428
                                                            ------------
    FOOD & STAPLES RETAILING-2.53%
    Aeon Limited (Japan)................           14,200        311,474
    Costco Wholesale....................           46,100      2,633,693
    Kroger..............................           94,100      2,057,026
    Metro (Germany).....................            5,071        287,787
    Sysco...............................           43,500      1,329,360
    Tesco (United Kingdom)..............          145,287        898,036
                                                            ------------
                                                               7,517,376
                                                            ------------
    FOOD, BEVERAGE & TOBACCO-1.28%
    Anheuser-Busch......................           23,300      1,062,247
    Asahi Breweries (Japan).............           25,500        358,110
  + Aurora Foods........................              708              6
  + Cott (Canada).......................           12,600        164,780

                        Global Asset Allocation Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                               NUMBER OF       VALUE
                                                 SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    FOOD, BEVERAGE & TOBACCO (CONTINUED)
    Diageo (United Kingdom).............           47,793   $    803,827
    Gallaher Group (United Kingdom).....           44,208        690,801
    Japan Tobacco (Japan)...............               60        218,649
    Nestle (Switzerland)................            1,614        506,954
                                                            ------------
                                                               3,805,374
                                                            ------------
    HEALTH CARE EQUIPMENT & SERVICES-3.07%
  + Boston Scientific...................           28,500        479,940
    Caremark Rx.........................           25,500      1,271,685
  + HealthSouth.........................           15,700         60,445
  + Medco Health Solutions..............           31,900      1,827,232
    Medtronic...........................           28,500      1,337,220
    Straumann Holding AG (Switzerland)..            1,035        263,925
    UnitedHealth Group..................           68,200      3,053,996
  + WellPoint...........................           11,600        844,132
                                                            ------------
                                                               9,138,575
                                                            ------------
    INSURANCE-4.03%
    Aegon (Netherlands).................           40,821        698,076
    Allianz (Germany)...................            6,759      1,067,237
    Allstate............................           26,000      1,422,980
    American International Group........           52,500      3,100,126
    AXA (France)........................           27,421        899,969
    Hannover Rueckversicherung
     (Germany)..........................            3,687        128,979
    Hartford Financial Services.........           17,900      1,514,340
    Manulife Financial (Canada).........            9,100        288,308
    Mitsui Sumitomo Insurance (Japan)...           39,000        489,758
    Prudential (United Kingdom).........           83,414        940,945
    QBE Insurance Group (Australia).....           31,607        481,519
    Sompo Japan Insurance (Japan).......           20,500        286,638
    Swiss Reinsurance (Switzerland).....            9,572        669,034
                                                            ------------
                                                              11,987,909
                                                            ------------
    MATERIALS-1.10%
    Alcan (Canada)......................            6,300        295,080
    Clariant (Switzerland)..............           12,277        174,231
    CRH (Ireland).......................           11,017        358,201
    Falconbridge (Canada)...............            4,100        215,944
    Holcim Limited (Switzerland)........            6,399        490,439
    Inco Limited (Canada)...............            3,000        197,510
    Nitto Denko (Japan).................            7,500        534,170
    Shin-Etsu Chemical (Japan)..........            5,800        315,267
    Solvay (Belgium)....................            1,769        203,524
    UPM-Kymmene (Finland)...............           22,191        478,260
                                                            ------------
                                                               3,262,626
                                                            ------------
    MEDIA-2.92%
  + DIRECTV Group.......................          107,200      1,768,800
    News Corp. Class A..................           57,200      1,097,096
    Omnicom Group.......................           34,900      3,109,241
  + Premiere AG (Germany)...............            3,949         38,438
    R.H. Donnelley......................           21,748      1,175,914
    Reed Elsevier (Netherlands).........           35,042        527,089
    Taylor Nelson Sofres (United
     Kingdom)...........................           54,078        233,259
  + Univision Communications Class A....           14,300        479,050

                                                               MARKET
                                               NUMBER OF       VALUE
                                                 SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    MEDIA (CONTINUED)
    WPP Group (United Kingdom)..........           20,388   $    246,763
                                                            ------------
                                                               8,675,650
                                                            ------------
    MISCELLANEOUS-0.00%
    Contifinancial Liquidating Trust....          165,347          2,894
                                                            ------------
                                                                   2,894
                                                            ------------
    PHARMACEUTICAL & BIOTECHNOLOGY-1.12%
    Allergan............................           31,000      3,325,060
                                                            ------------
                                                               3,325,060
                                                            ------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES-5.90%
    AstraZeneca (United Kingdom)........            3,837        231,529
    Bristol-Myers Squibb................           73,900      1,911,054
  + Cephalon............................           13,400        805,340
  + Genzyme.............................           37,800      2,307,690
    GlaxoSmithKline (United Kingdom)....           15,038        420,194
    Johnson & Johnson...................           51,500      3,085,880
    Novartis (Switzerland)..............           14,686        795,234
    Roche Holding (Switzerland).........            6,708      1,108,901
    Sanofi-Aventis (France).............           10,877      1,061,503
    Tanabe Seiyaku (Japan)..............           13,000        159,958
  + Waters..............................           29,600      1,314,240
    Wyeth...............................           97,600      4,334,416
                                                            ------------
                                                              17,535,939
                                                            ------------
    REAL ESTATE-0.22%
    Mitsui Fudosan (Japan)..............           10,000        217,163
    Sun Hung Kai Properties (Hong
     Kong)..............................           24,000        244,751
    Unibail (France)....................            1,093        190,548
                                                            ------------
                                                                 652,462
                                                            ------------
    RETAIL-1.25%
    Esprit Holdings (Hong Kong).........           32,500        265,315
  + Expedia.............................           31,600        473,052
    GUS (United Kingdom)................           13,718        245,055
    Jardine Cycle & Carriage
     (Singapore)........................            9,000         56,859
    Kesa Electricals (United Kingdom)...           42,997        229,790
    Kingfisher (United Kingdom).........           93,092        411,009
  + Kohl's..............................           34,600      2,045,553
                                                            ------------
                                                               3,726,633
                                                            ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.57%
    Analog Devices......................           36,200      1,163,468
  + ASML Holding (Netherlands)..........           19,541        395,904
    Intel...............................          103,000      1,951,850
    Rohm Limited (Japan)................            4,900        438,058
    Xilinx..............................           31,400        711,210
                                                            ------------
                                                               4,660,490
                                                            ------------
    SOFTWARE & SERVICES-4.02%
    Accenture Limited Class A...........           37,900      1,073,328
  + Mercury Interactive.................           31,000      1,084,070
    Microsoft...........................          210,300      4,899,990
  + Oracle..............................          194,400      2,816,856
  + Salesforce.com......................           14,600        389,236
  + Symantec............................          108,206      1,681,521
                                                            ------------
                                                              11,945,001
                                                            ------------

                        Global Asset Allocation Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                               NUMBER OF       VALUE
                                                 SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    TECHNOLOGY HARDWARE & EQUIPMENT-1.00%
    Canon (Japan).......................           10,950   $    536,831
  + Dell................................           64,600      1,576,886
    Ericsson LM Class B (Sweden)........           71,000        234,800
    Nokia OYJ (Finland).................           16,858        344,133
    Yokogawa Electric (Japan)...........           19,600        279,364
                                                            ------------

                                                               2,972,014

                                                            ------------

    TELECOMMUNICATIONS-3.27%
    AT&T................................           66,000      1,840,740
  + Embarq..............................            8,501        348,456
    France Telecom (France).............           40,866        878,653
  + Hutchison Telecommunication
     International (Hong Kong)..........          146,000        234,991
    KDDI (Japan)........................               33        202,735
    Koninklijke (KPN) (Netherlands).....           34,269        385,281
    NTT DoCoMo (Japan)..................              300        440,444
    Sprint Nextel.......................          170,224      3,402,779
    Telekom Austria (Austria)...........           12,740        283,698
    Telenor ASA (Norway)................           21,300        257,486
  + USA Mobility........................                4             66
    Vodafone Group (United Kingdom).....          676,822      1,442,484
                                                            ------------

                                                               9,717,813

                                                            ------------

    TRANSPORTATION & SHIPPING-2.29%
    Burlington Northern Santa Fe........           34,900      2,765,824
    Canadian Pacific Railway (Canada)...            8,600        438,397
    East Japan Railway (Japan)..........               54        401,119
    FedEx...............................           20,900      2,442,374
    Qantas Airways Limited
     (Australia)........................          182,485        401,417
    TNT Post Group (Netherlands)........            9,906        354,514
                                                            ------------

                                                               6,803,645

                                                            ------------

    UTILITIES-3.21%
    American Electric Power.............           33,200      1,137,100
    E.ON AG (Germany)...................            7,005        806,377
    Exelon..............................           67,200      3,818,976
    NiSource............................           39,600        864,864
    Northeast Utilities.................           17,200        355,524
    Pepco Holdings......................           25,900        610,722
    Scottish & Southern Energy (United
     Kingdom)...........................           13,604        289,811
    Sempra Energy.......................           31,500      1,432,620
    Tokyo Gas (Japan)...................           50,000        235,515
                                                            ------------

                                                               9,551,509

                                                            ------------

    TOTAL COMMON STOCK (COST
     $162,365,654)......................                     191,231,736
                                                            ------------

                                                               MARKET
                                               NUMBER OF       VALUE
                                                 SHARES       (U.S. $)
(.) AFFILIATED INVESTMENT COMPANIES-5.18%
    UBS Emerging Markets Equity
     Relationship Fund..................          549,922   $ 12,754,001
    UBS High Yield Relationship Fund....          133,232      2,642,514
                                                            ------------

    TOTAL AFFILIATED INVESTMENT
     COMPANIES (COST $10,968,391).......                      15,396,515
                                                            ------------

    AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-0.37%
    Fannie Mae Grantor Trust Series
     2001-T7 A1 7.50% 2/25/41...........  USD         170            175
     Series 2002-T19 A1 6.50% 7/25/42...          511,822        515,828
 -- Fannie Mae Whole Loan Series 2004-W1
     3A 5.214% 1/25/43..................          465,363        476,465
    Freddie Mac 6.00% 8/15/30...........           95,996         96,169
                                                            ------------
    TOTAL AGENCY COLLATERALIZED MORTGAGE
     OBLIGATIONS
     (COST $1,107,209)..................                       1,088,637
                                                            ------------

    AGENCY MORTGAGE-BACKED SECURITIES-5.41%
    Fannie Mae
     7.00% 1/1/34.......................          124,544        127,501
 -- Fannie Mae ARM
     4.636% 2/1/34......................          421,667        412,948
     4.886% 5/1/35......................          409,956        402,058
     4.889% 5/1/35......................          656,197        639,177
     4.929% 2/1/35......................          779,537        763,721
     5.002% 6/1/35......................          541,003        527,816
    Fannie Mae S.F. 15 yr
     5.50% 11/1/16......................          502,877        494,548
     5.50% 3/1/20.......................          283,972        279,357
    Fannie Mae S.F. 20 yr
     5.50% 12/1/23......................          426,078        414,894
     5.50% 2/1/24.......................          642,828        625,954
     5.50% 4/1/24.......................          733,867        713,686
    Fannie Mae S.F. 30 yr
     5.50% 6/1/33.......................          908,928        877,399
     5.50% 7/1/33.......................          929,815        897,272
     6.00% 1/1/33.......................          911,687        902,855
     6.50% 3/1/29.......................          748,671        756,625
     6.50% 7/1/29.......................          587,770        594,015
     6.50% 12/1/29......................          825,022        834,046
    Fannie Mae S.F. 30 yr TBA 5.00%
     7/1/36.............................        2,330,000      2,178,551
 -- Freddie Mac ARM 4.506% 1/1/35.......          387,759        378,913
    Freddie Mac S.F. 15 yr
     5.50% 12/1/18......................          343,918        338,114
     5.50% 5/1/20.......................          877,271        861,097
    Freddie Mac S.F. 20 yr 5.50%
     5/1/23.............................          957,076        933,448
    Freddie Mac S.F. 30 yr 6.50%
     11/1/28............................          842,978        852,462
 -- GNMA II ARM 5.125% 12/20/29.........          104,681        105,307
    GNMA S.F. 30 yr 6.50% 8/15/27.......          169,504        172,099
                                                            ------------

    TOTAL AGENCY MORTGAGE-BACKED
     SECURITIES (COST $16,621,848)......                      16,083,863
                                                            ------------

    AGENCY OBLIGATIONS-0.70%
    Fannie Mae
     4.125% 5/15/10.....................          560,000        534,553
     6.25% 2/1/11.......................          535,000        548,477
     6.625% 11/15/30....................          320,000        363,527

                        Global Asset Allocation Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(O)      (U.S. $)
    AGENCY OBLIGATIONS (CONTINUED)
    Federal Home Loan Bank 5.625%
     6/13/16............................  USD     320,000   $    316,654
    Freddie Mac 5.75% 6/27/16...........          320,000        320,606
                                                            ------------

    TOTAL AGENCY OBLIGATIONS
     (COST $2,120,624)..................                       2,083,817
                                                            ------------

    COMMERCIAL MORTGAGE-BACKED SECURITIES-1.53%
 U# Commercial Mortgage Structure Pass-
     Through Securities 144A
     Series 2001-FL5A E 6.699%
     11/15/13...........................           38,016         38,016
     Series 2001-FL5A F 5.862%
     11/15/13...........................           90,000         90,000
    DLJ Commercial Mortgage
     Series 1999-CG1 A1A 6.08% 3/10/32..          154,050        153,964
    First Union Commercial Mortgage
     Securities
     Series 1997-C2 A3 6.65% 11/18/29...          110,966        111,714
  # Four Times Square Trust 144A
     Series 2000-4TS A1 7.69% 4/15/15...          241,047        250,632
     Series 2004-4TS C 7.86% 4/15/15....          575,000        616,275
    GMAC Commercial Mortgage Securities
     Series 1997-C2 A3 6.566% 4/15/29...          368,686        371,781
 -- # GS Mortgage Securities II Series
     2006-CC1 A 144A 5.522% 3/21/46.....          725,000        693,923
    Lehman XS Trust
     Series 2005-8 2A3 6.00% 12/25/35...        1,000,000        956,555
  # Mach One Trust Commercial Mortgage
     Series 2004-1 A1 144A 3.89%
     5/28/40............................          337,025        328,178
 -- Merrill Lynch Mortgage Investors
     Series 1998-C1 A1 6.31% 11/15/26...           39,992         39,919
    Morgan Stanley Dean Witter Capital I
     Series 2000-LIFE A2 7.57%
     11/15/36...........................          291,578        306,203
    PNC Mortgage Acceptance Series
     2000-C1 A2 7.61% 2/15/10...........          553,752        580,586
                                                            ------------

    TOTAL COMMERCIAL MORTGAGE-BACKED
     SECURITIES
     (COST $4,765,518)..................                       4,537,746
                                                            ------------

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(O)      (U.S. $)
 =/ COMMERCIAL PAPER-2.81%
    Atlantis One Funding 5.377%
     7/28/06............................        2,410,000   $  2,400,456
    Cancara Asset Securities 5.164%
     7/5/06.............................        2,455,000      2,453,617
    KBC Financial Products 5.406%
     7/3/06.............................          916,000        915,729
    Links Finance 5.327% 7/10/06........        2,597,000      2,593,598
                                                            ------------
    TOTAL COMMERCIAL PAPER
     (COST $8,363,400)..................                       8,363,400
                                                            ------------

    CORPORATE BONDS-3.64%

    AEROSPACE & DEFENSE-0.03%
    Boeing Capital 7.375% 9/27/10.......  USD      50,000         53,172
    Lockheed Martin 8.50% 12/1/29.......           35,000         44,179
                                                            ------------

                                                                  97,351
                                                            ------------

    AUTOMOBILES & AUTOMOTIVE PARTS-0.49%
    DaimlerChrysler 4.05% 6/4/08........          210,000        203,132
    Ford Motor Credit 5.80% 1/12/09.....        1,070,000        978,070
    GMAC
     6.125% 9/15/06.....................           45,000         44,936
     6.875% 9/15/11.....................          185,000        176,708
    Johnson Controls
     5.50% 1/15/16......................           55,000         52,279
                                                            ------------

                                                               1,455,125
                                                            ------------

    BANKS-1.22%
    Abbey National (United Kingdom)
     7.95% 10/26/29.....................           30,000         35,819
    Bank of America 7.40% 1/15/11.......          180,000        191,707
    Bank One 7.875% 8/1/10..............           75,000         80,773
    Citigroup
     5.00% 9/15/14......................          186,000        174,376
     5.625% 8/27/12.....................          290,000        286,894
    Credit Suisse First Boston USA 6.50%
     1/15/12............................           85,000         87,808
    JPMorgan Chase 6.75% 2/1/11.........           75,000         78,030
    KFW (Germany)
     2.05% 2/16/26......................  JPY  37,000,000        313,249
     4.75% 12/7/10......................  GBP     110,000        200,924
    Lloyds TSB Bank (United Kingdom)
     6.625% 3/30/15.....................  GBP      20,000         40,216
    Rentenbank (Germany)
     1.375% 4/25/13.....................  JPY  90,000,000        768,342
     5.75% 1/21/15......................  AUD     515,000        371,663
    Royal Bank of Scotland (United
     Kingdom)
     9.118% 3/31/49.....................  USD      40,000         43,963
     9.625% 6/22/15.....................  GBP      20,000         47,996
    U.S. Bank National Association
     6.375% 8/1/11......................  USD      50,000         51,513
    Wachovia Bank 7.80% 8/18/10.........          120,000        128,544
    Washington Mutual
     5.50% 1/15/13......................          365,000        354,762
     5.625% 1/15/07.....................          200,000        199,853
    Wells Fargo 6.375% 8/1/11...........          175,000        179,908
                                                            ------------

                                                               3,636,340
                                                            ------------

                        Global Asset Allocation Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(O)      (U.S. $)
    CORPORATE BONDS (CONTINUED)
    BEVERAGE/BOTTLING-0.04%
    Coors Brewing 6.375% 5/15/12........           25,000   $     25,472
  # Miller Brewing 144A 5.50% 8/15/13...  USD      95,000         91,282
                                                            ------------

                                                                 116,754

                                                            ------------

    BROKERAGE-0.16%
    Goldman Sachs Group 6.875% 1/15/11..          235,000        244,421
    Morgan Stanley 6.75% 4/15/11........          220,000        228,642
                                                            ------------

                                                                 473,063

                                                            ------------

    CHEMICALS-0.02%
    ICI Wilmington 4.375% 12/1/08.......           80,000         77,248
                                                            ------------

                                                                  77,248

                                                            ------------

    CONSUMER PRODUCTS-0.08%
    Avon Products 7.15% 11/15/09........           75,000         78,378
    Fortune Brands 5.375% 1/15/16.......          165,000        152,906
                                                            ------------

                                                                 231,284

                                                            ------------

    CONSUMER SERVICES-0.02%
    Cendant 6.25% 1/15/08...............           50,000         50,467
                                                            ------------

                                                                  50,467

                                                            ------------

    ENERGY-0.11%
    Devon Financing
     6.875% 9/30/11.....................          150,000        156,126
     7.875% 9/30/31.....................           40,000         45,813
    Marathon Oil 6.125% 3/15/12.........           40,000         40,410
    Valero Energy 7.50% 4/15/32.........           70,000         76,226
                                                            ------------

                                                                 318,575

                                                            ------------

    ENTERTAINMENT-0.02%
    Time Warner 7.625% 4/15/31..........           45,000         48,593
                                                            ------------

                                                                  48,593

                                                            ------------

    ENVIRONMENTAL SERVICES-0.01%
    Waste Management 7.375% 8/1/10......           40,000         42,230
                                                            ------------

                                                                  42,230

                                                            ------------

    FINANCIALS-0.41%
    American General Finance 5.375%
     10/1/12............................           65,000         63,324
    Capital One Financial 5.50%
     6/1/15.............................          105,000         99,476
    Countrywide Home Loans 3.25%
     5/21/08............................           85,000         81,363
    General Electric Capital
     6.00% 6/15/12......................  USD     400,000        405,096
     6.75% 3/15/32......................          100,000        107,078
    HSBC Finance 6.75% 5/15/11..........          125,000        129,802
    International Lease Finance 3.50%
     4/1/09.............................          150,000        141,631
    Residential Capital 6.125%
     11/21/08...........................          185,000        182,956
                                                            ------------

                                                               1,210,726

                                                            ------------

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(O)      (U.S. $)
    CORPORATE BONDS (CONTINUED)
    FOOD-0.05%
    ConAgra Foods 6.75% 9/15/11.........           55,000   $     56,754
    Kraft Foods 5.625% 11/1/11..........           90,000         88,748
                                                            ------------

                                                                 145,502
                                                            ------------

    GAS PIPELINES-0.08%
    Kinder Morgan Energy Partners
     5.125% 11/15/14....................           90,000         82,298
     5.80% 3/15/35......................          175,000        149,813
                                                            ------------

                                                                 232,111
                                                            ------------

    INSURANCE-0.03%
    Allstate 7.20% 12/1/09..............           25,000         26,182
    Marsh & McLennan 6.25% 3/15/12......           60,000         59,999
                                                            ------------

                                                                  86,181
                                                            ------------

    MACHINERY-0.02%
    John Deere Capital 7.00% 3/15/12....           50,000         52,849
                                                            ------------

                                                                  52,849
                                                            ------------

    MEDIA-0.07%
    Comcast Cable Communication 6.75%
     1/30/11............................          165,000        170,435
    News America 6.20% 12/15/34.........           55,000         50,069
                                                            ------------

                                                                 220,504
                                                            ------------

    PHARMACEUTICALS-0.14%
    Abbott Labs 5.60% 5/15/11...........          150,000        149,327
  # Allergan 144A 5.75% 4/1/16..........          175,000        170,350
    Bristol-Myers Squibb 5.75%
     10/1/11............................           45,000         44,930
    Wyeth 5.50% 3/15/13.................           40,000         38,995
                                                            ------------

                                                                 403,602
                                                            ------------

    REAL ESTATE-0.06%
    EOP Operating 7.25% 6/15/28.........           50,000         51,246
  # Prologis 144A 5.625% 11/15/15.......          135,000        129,134
                                                            ------------

                                                                 180,380
                                                            ------------

                        Global Asset Allocation Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(O)      (U.S. $)
    CORPORATE BONDS (CONTINUED)
    RETAIL-0.04%
    Kroger 7.50% 4/1/31.................  USD      50,000   $     52,639
    Safeway 7.25% 2/1/31................           65,000         66,159
                                                            ------------

                                                                 118,798

                                                            ------------

    TECHNOLOGY/HARDWARE-0.06%
    Cisco Systems 5.50% 2/22/16.........          170,000        163,538
                                                            ------------

                                                                 163,538

                                                            ------------

    TECHNOLOGY/SOFTWARE-0.02%
    Computer Sciences 3.50% 4/15/08.....           50,000         48,046
                                                            ------------

                                                                  48,046

                                                            ------------

    TELECOMMUNICATIONS-0.20%
    AT&T 8.00% 11/15/31.................           60,000         69,088
    Cingular Wireless 8.75% 3/1/31......           55,000         67,623
    BellSouth 6.55% 6/15/34.............           45,000         42,983
    Sprint Nextel 8.75% 3/15/32.........          200,000        241,867
    Telecom Italia Capital (Luxembourg)
     5.25% 11/15/13.....................           45,000         41,663
     6.375% 11/15/33....................           45,000         40,811
    Verizon New York 6.875% 4/1/12......          105,000        106,521
                                                            ------------

                                                                 610,556

                                                            ------------

    TRANSPORTATION & SHIPPING-0.05%
  # ERAC USA Finance 144A 8.00%
     1/15/11............................           50,000         54,072
    Norfolk Southern 5.257% 9/17/14.....          105,000        101,095
                                                            ------------

                                                                 155,167

                                                            ------------

    UTILITIES-0.21%
    Dominion Resources 5.95% 6/15/35....          110,000         98,943
    Exelon Generation Company 5.35%
     1/15/14............................           50,000         47,838
    FirstEnergy 6.45% 11/15/11..........          155,000        157,894
    Pacific Gas & Electric 6.05%
     3/1/34.............................           80,000         75,750
    PPL Capital Funding 4.33% 3/1/09....           50,000         47,950
    Progress Energy 7.00% 10/30/31......           45,000         46,439
    Sempra Energy 7.95% 3/1/10..........           40,000         42,634
    TXU Energy 7.00% 3/15/13............  USD      50,000         51,105
    Xcel Energy 7.00% 12/1/10...........           55,000         57,344
                                                            ------------

                                                                 625,897

                                                            ------------
    TOTAL CORPORATE BONDS (COST
     $11,144,207).......................                      10,800,887
                                                            ------------

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(O)      (U.S. $)
    FOREIGN AGENCIES-0.03%
    MEXICO-0.03%
    Pemex Project Funding Master Trust
     8.00% 11/15/11.....................          100,000   $    105,950
                                                            ------------
    TOTAL FOREIGN AGENCIES (COST
     $111,445)..........................                         105,950
                                                            ------------

    NON-AGENCY ASSET-BACKED SECURITIES-0.96%
    Conseco Finance Securitizations
     Series 2000-5 A5 7.70% 2/1/32......        1,000,000        995,176
     Series 2002-2 A4 8.48% 12/1/30.....          154,625        155,284
 -- # Countrywide Asset-Backed
     Certificates 144A
     Series 2003-SD3 A1 5.743%
     12/25/32...........................            6,113          6,134
     Series 2004-SD1 A1 5.663%
     6/25/33............................           18,611         18,676
 -- Granite Mortgage Series 2003-1 1C
     6.53% 1/20/43......................          750,000        765,201
 -- # Paragon Mortgages
     Series 7A B1A (United Kingdom) 144A
     5.92% 5/15/43......................          170,000        170,223
 -- Permanent Financing Series 2004 2C
     (United Kingdom) 6.02% 6/10/42.....          600,000        602,522
 -- # Providian Gateway Master Trust
     Series 2004-BA D 144A 5.599%
     7/15/10............................          135,000        135,051
                                                            ------------
    TOTAL NON-AGENCY ASSET-BACKED
     SECURITIES (COST $2,861,161).......                       2,848,267
                                                            ------------

    NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-1.60%
    Countrywide Alternative Loan Trust
     Series 2006-5T2 A3 6.00% 4/25/36...          587,537        587,587
    GSR Series 2005-4F 3A1 6.50%
     4/25/20............................          381,371        385,340
 -- Indymac INDX Mortgage Loan Trust
     Series 2005-AR27 3A3 5.642%
     12/25/35...........................          575,000        575,067
    JPMorgan Alternative Loan Trust
     Series 2006-S1 1A19 6.50%
     3/25/36............................          573,841        573,558

                        Global Asset Allocation Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(O)      (U.S. $)
    NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
 -- Merrill Lynch Mortgage Investors
     Series 2006-A1 1A1 5.911%
     3/25/36............................        1,031,568   $  1,028,497
    Morgan Stanley Mortgage Loan Trust
     Series 2006-7 4A4 6.00% 6/25/36....          348,286        348,983
    Residential Asset Securitization
     Trust Series 2006-A2 A11 6.00%
     5/25/36............................  USD     625,000        609,278
 -- Structured Adjustable Rate Mortgage
     Loan Trust Series 2004-3AC A1 4.94%
     3/25/34............................          163,145        160,497
  U Washington Mutual Mortgage Pass-
     Through Certificates Series 2006-5
     1A6 6.00% 7/25/36..................          500,000        501,328
                                                            ------------
    TOTAL NON-AGENCY COLLATERALIZED
     MORTGAGE OBLIGATIONS (COST
     $4,807,878)........................                       4,770,135
                                                            ------------

    SOVEREIGN AGENCIES-0.14%
    Development Bank of Japan 1.70%
     9/20/22............................  JPY  52,000,000        424,078
                                                            ------------
    TOTAL SOVEREIGN AGENCIES (COST
     $419,955)..........................                         424,078
                                                            ------------

    SOVEREIGN DEBT-5.92%

    AUSTRIA-0.26%
    Republic of Austria 5.00% 1/15/08...  EUR     590,000        770,827
                                                            ------------

                                                                 770,827

                                                            ------------

    BELGIUM-0.18%
    Kingdom of Belgium 5.75% 3/28/08....  EUR     410,000        543,318
                                                            ------------

                                                                 543,318

                                                            ------------

    CANADA-0.23%
    Government of Canada
     3.00% 6/1/07.......................  CAD     615,000        543,788
     4.50% 9/1/07.......................  CAD     140,000        125,437
                                                            ------------

                                                                 669,225

                                                            ------------

    FINLAND-0.15%
    Republic of Finland
     5.00% 7/4/07.......................  EUR     145,000        188,384
     5.75% 2/23/11......................  EUR     180,000        248,832
                                                            ------------

                                                                 437,216

                                                            ------------

    FRANCE-0.98%
    French Treasury Notes 3.50%
     7/12/09............................  EUR     449,000        570,777
    Government of France
     3.75% 4/25/21......................  EUR     270,000        327,277
     4.75% 4/25/35......................  EUR      68,000         92,688
     5.50% 4/25/07......................  EUR     512,000        666,305
     5.50% 4/25/10......................  EUR     405,000        549,525
     5.50% 4/25/29......................  EUR     480,000        717,294
                                                            ------------

                                                               2,923,866

                                                            ------------

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(O)      (U.S. $)
    SOVEREIGN DEBT (CONTINUED)
    FRANCE (CONTINUED)

    GERMANY-2.41%
    Bundesobligation 3.50% 10/10/08.....  EUR     315,000   $    401,730
    Bundesrepublik Deutschland
     3.75% 1/4/09.......................  EUR     300,000        384,539
     4.50% 7/4/09.......................  EUR   1,206,000      1,577,541
     4.75% 7/4/34.......................  EUR     565,000        771,850
     5.00% 7/4/12.......................  EUR     235,000        317,474
     5.25% 7/4/10.......................  EUR     545,000        734,032
     6.00% 1/4/07.......................  EUR     785,000      1,017,751
     6.25% 1/4/24.......................  EUR     110,000        174,996
     6.50% 7/4/27.......................  EUR     425,000        706,362
    Bundesschatzanweisungen 2.50%
     9/22/06............................  EUR     835,000      1,066,746
                                                            ------------

                                                               7,153,021
                                                            ------------

    ITALY-0.16%
    Italy Buoni Poliennali Del Tesoro
     4.50% 5/1/09.......................  EUR     365,000        476,709
                                                            ------------

                                                                 476,709
                                                            ------------

    JAPAN-0.51%
    Japan Government 5 Year Bond 0.30%
     9/20/07............................  JPY  175,000,000     1,523,215
                                                            ------------
                                                               1,523,215
                                                            ------------

    NETHERLANDS-0.20%
    Netherlands Government
     4.00% 1/15/37......................  EUR     245,000        296,724
     5.00% 7/15/11......................  EUR     230,000        309,409
                                                            ------------

                                                                 606,133
                                                            ------------

    SWEDEN-0.07%
    Kingdom of Sweden 6.75% 5/5/14......  SEK   1,215,000        200,110
                                                            ------------

                                                                 200,110
                                                            ------------

    UNITED KINGDOM-0.77%
    U.K. Treasury
     4.75% 9/7/15.......................  GBP     445,000        824,496
     4.75% 3/7/20.......................  GBP     130,000        242,620
     5.00% 3/7/12.......................  GBP     655,000      1,226,333
                                                            ------------

                                                               2,293,449
                                                            ------------

    TOTAL SOVEREIGN DEBT (COST
     $17,381,790).......................                      17,597,089
                                                            ------------

                        Global Asset Allocation Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                               PRINCIPAL       VALUE
                                               AMOUNT(O)      (U.S. $)
    SUPRANATIONAL BANKS-0.44%
    Eurofima 6.25% 12/28/18.............  AUD     620,000   $    466,922
    International Bank for
     Reconstruction & Development 2.00%
     2/18/08............................  JPY  95,000,000        846,290
                                                            ------------
    TOTAL SUPRANATIONAL BANKS (COST
     $1,315,839)........................                       1,313,212
                                                            ------------

    U.S. TREASURY OBLIGATIONS-6.96%
    U.S. Treasury Bonds
     6.25% 8/15/23......................  USD   1,035,000      1,141,816
     8.50% 2/15/20......................        1,185,000      1,550,128
     8.75% 5/15/17......................          805,000      1,038,890
     8.875% 2/15/19.....................        1,165,000      1,548,358
    U.S. Treasury Inflation Index Notes
     2.00% 7/15/14......................  USD   1,025,933        988,303
    U.S. Treasury Notes
     3.875% 5/15/09.....................          560,000        541,516
     3.875% 2/15/13.....................        1,580,000      1,471,252
     4.50% 11/15/15.....................        2,435,000      2,320,101
     4.625% 2/29/08.....................        5,845,000      5,793,629
     4.75% 3/31/11......................        1,465,000      1,443,426
     4.875% 5/15/09.....................        2,270,000      2,255,281
     6.25% 5/15/30......................          535,000        606,138
                                                            ------------
    TOTAL U.S. TREASURY OBLIGATIONS
     (COST $20,856,423).................                      20,698,838
                                                            ------------


                                                               MARKET
                                               NUMBER OF       VALUE
                                                 SHARES       (U.S. $)
    WARRANTS-0.00%
 +# Mediq 144A, exercise price $0.01,
     expiration date 6/1/09.............               40   $          -
@+# Pliant 144A, exercise price $0.01,
     expiration date 6/1/10.............               30              -
 +# Solutia 144A, exercise price $7.59,
     expiration date 7/15/09............               20              -

                                                               MARKET
                                               NUMBER OF       VALUE
                                                 SHARES       (U.S. $)
    U.S. TREASURY OBLIGATIONS (CONTINUED)
    WARRANTS (CONTINUED)
 +# Startec Global 144A, exercise price
     $24.20, expiration date 5/15/08....               40              -
  + US Airways, exercise price $10.00,
     expiration date 1/1/10.............                8              -
                                                            ------------
    TOTAL WARRANTS (COST $3,520)........                               -
                                                            ------------
    RIGHTS-0.01%
    AXA.................................           27,421         23,148
                                                            ------------
    TOTAL RIGHTS (COST $0)..............                          23,148
                                                            ------------

TOTAL MARKET VALUE OF SECURITIES-100.02% (COST
 $265,214,862)..............................................   297,367,318
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.02%)M....       (66,773)
                                                              ------------
NET ASSETS APPLICABLE TO 20,704,255 SHARES
 OUTSTANDING-100.00%........................................  $297,300,545
                                                              ============
NET ASSET VALUE-GLOBAL ASSET ALLOCATION FUND STANDARD CLASS
 ($277,888,593 / 19,350,136 SHARES).........................       $14.361
                                                                   =======
NET ASSET VALUE-GLOBAL ASSET ALLOCATION FUND SERVICE CLASS
 ($19,411,952 / 1,354,119 SHARES)...........................       $14.335
                                                                   =======
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $253,422,442
Undistributed net investment income.........................     4,814,774
Accumulated net realized gain on investments................     7,481,871
Net unrealized appreciation of investments and foreign
 currencies.................................................    31,581,458
                                                              ------------
Total net assets............................................  $297,300,545
                                                              ============

                        Global Asset Allocation Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

()(OE)Principal amount shown is stated in the currency in which each security is denominated.

AUD-Australian Dollar
CAD-Canadian Dollar
CHF-Swiss Francs
EUR-European Monetary Unit
GBP-British Pounds Sterling
JPY-Japanese Yen
NOK-Norwegian Kroner
SEK-Swedish Krona
SGD-Singapore Dollars
THB-Thailand Baht
USD-U.S. Dollar

  + Non-income producing security for the period ended June 30,
    2006.
 =/ The interest rate shown is the effective yield as of the time of purchase.
  # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2006, the aggregate amount of Rule 144A securities equaled $2,791,946, which represented 0.94% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."
  V Securities have been classified by type of business.
    Classification by country of origin has been presented on page 3 in "Sector and Country Allocations."
 -- Variable rate security. The interest rate shown is the rate as of June 30, 2006.
  @ Illiquid security. At June 30, 2006, the aggregate amount of illiquid securities equaled $0, which represented 0.00% of the Fund's net assets. See Note 7 in "Notes to Financial
    Statements."
(.) Considered an affiliated company. See Note 2 in "Notes to
    Financial Statements."
  M Includes $985,000 cash pledged as collateral for financial future contracts.
  U Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

SUMMARY OF ABBREVIATIONS:
ARM-Adjustable Rate Mortgage
GNMA-Government National Mortgage Association
S.F.-Single Family
TBA-To Be Announced
yr-Year

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2006:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                               UNREALIZED
                                                                                                              APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)           IN EXCHANGE FOR                   SETTLEMENT DATE                   (DEPRECIATION)
------------------------------           ---------------                   ---------------                   --------------
    AUD     1,695,000                    USD  (1,291,590)                     11/27/06                         $ (34,365)
    CAD    (2,890,000)                   USD   2,591,580                      11/27/06                            (8,595)
    CHF    14,710,000                    USD (12,401,362)                     11/27/06                          (170,067)
    CHF    (1,775,000)                   USD   1,464,703                      11/27/06                           (11,201)
    EUR   (11,530,000)                   USD  14,875,341                      11/27/06                           (17,412)
   GBP     (3,710,000)                   USD   7,019,728                      11/27/06                           134,647
   JPY  1,708,500,000                    USD (15,807,516)                     11/27/06                          (552,042)
   JPY    681,800,000                    EUR  (4,723,177)                     11/27/06                           (12,799)
    NOK      (950,000)                   USD    152,549                        7/05/06                              (101)
    SEK   116,820,000                    USD (16,210,591)                     11/27/06                           223,550
    SGD    14,965,000                    USD  (9,574,536)                     11/27/06                           (49,011)
    THB   337,810,000                    USD  (8,852,463)                     11/27/06                            (6,181)
                                                                                                               ---------
                                                                                                               $(503,577)
                                                                                                               =========

                        Global Asset Allocation Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

FUTURES CONTRACTS(1)()

                                                                                                                        UNREALIZED
                                              NOTIONAL COST            NOTIONAL                                        APPRECIATION
      CONTRACTS TO BUY (SELL)                  (PROCEEDS)                VALUE              EXPIRATION DATE           (DEPRECIATION)
      -----------------------                 -------------           -----------           ---------------           --------------
27       Amsterdam Index Futures               $ 2,891,352            $ 3,043,858               7/21/06                 $ 152,506
(17)           DAX Index Futures                (2,843,377)            (3,112,904)              9/15/06                  (269,527)
(22)     NIKKEI 225 Index Futures               (3,081,488)            (2,981,911)               9/8/06                    99,577
59  The New Financial Times Stock
      Exchange 100 Index Futures                 6,261,685              6,355,410               9/15/06                    93,725
(18)        The S&P/Toronto Stock
              Exchange 60 Index                 (2,048,584)            (2,118,596)              9/15/06                   (70,012)
(13)     The SPI 200 Index Futures              (1,143,753)            (1,226,941)              9/22/06                   (83,188)
                                                                                                                        ---------
                                                                                                                        $ (76,919)
                                                                                                                        =========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

------------------
(1)See Note 6 in "Notes to Financial Statements."

                             See accompanying notes

                        Global Asset Allocation Fund- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS:
Investments in affiliated companies, at market (Cost
 $10,968,391)...........................................  $ 15,396,515
Other investments at market (Cost $254,246,471).........   281,970,803
Cash....................................................     1,163,224
Foreign currencies (Cost $914,785)......................       925,041
Receivable for securities sold..........................     6,367,419
Dividends and interest receivable.......................     1,352,907
Subscriptions receivable................................       751,909
Other assets............................................         6,394
                                                          ------------
TOTAL ASSETS............................................   307,934,212
                                                          ------------

LIABILITIES:
Payable for securities purchased........................     8,524,765
Liquidations payable....................................       884,431
Due to manager and affiliates...........................       222,028
Other accrued expenses..................................        99,148
Variation margin payable on futures contracts...........       399,718
Net unrealized depreciation on foreign currency exchange
 contracts..............................................       503,577
                                                          ------------
TOTAL LIABILITIES.......................................    10,633,667
                                                          ------------
TOTAL NET ASSETS........................................  $297,300,545
                                                          ============

                             See accompanying notes

                        Global Asset Allocation Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends................................................  $ 2,048,151
Interest.................................................    2,012,952
Foreign tax withheld.....................................      (90,115)
                                                           -----------
                                                             3,970,988
                                                           -----------
EXPENSES:
Management fees..........................................    1,066,892
Accounting and administration expenses...................      138,285
Reports and statements to shareholders...................       61,880
Custodian fees...........................................       47,257
Distribution expenses-Service Class......................       16,811
Professional fees........................................       16,458
Trustees' fees...........................................        4,000
Other....................................................       26,632
                                                           -----------
                                                             1,378,215
Less expense paid indirectly.............................       (6,227)
                                                           -----------
Total operating expenses.................................    1,371,988
                                                           -----------
NET INVESTMENT INCOME....................................    2,599,000
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain on:
 Investments.............................................    7,979,528
 Futures contracts.......................................      132,448
 Foreign currencies......................................    2,876,135
                                                           -----------
Net realized gain........................................   10,988,111
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies......................   (2,947,902)
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES......................................    8,040,209
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $10,639,209
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED
                                              6/30/06       YEAR ENDED
                                            (UNAUDITED)      12/31/05
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income.....................  $  2,599,000   $  3,604,712
Net realized gain on investments and
 foreign currencies.......................    10,988,111     13,015,511
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies...................    (2,947,902)     1,413,707
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................    10,639,209     18,033,930
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................             -     (3,322,906)
 Service Class............................             -        (81,973)
Net realized gain on investments:
 Standard Class...........................   (13,626,351)    (7,248,759)
 Service Class............................      (724,318)      (151,450)
                                            ------------   ------------
                                             (14,350,669)   (10,805,088)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................    15,863,960     23,547,319
 Service Class............................    11,571,920      8,034,664
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................    13,626,351     10,571,665
 Service Class............................       724,318        233,423
                                            ------------   ------------
                                              41,786,549     42,387,071
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (21,471,185)   (36,026,676)
 Service Class............................    (3,092,791)    (1,905,032)
                                            ------------   ------------
                                             (24,563,976)   (37,931,708)
                                            ------------   ------------
Increase in net assets derived from
 capital share transactions...............    17,222,573      4,455,363
                                            ------------   ------------
NET INCREASE IN NET ASSETS................    13,511,113     11,684,205
NET ASSETS:
Beginning of period.......................   283,789,432    272,105,227
                                            ------------   ------------
End of period (including undistributed
 (distributions in excess of) net
 investment income of $4,814,774 and
 $(879,055), respectively)................  $297,300,545   $283,789,432
                                            ============   ============

                             See accompanying notes

                        Global Asset Allocation Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              GLOBAL ASSET ALLOCATION FUND STANDARD CLASS
                                      SIX MONTHS
                                         ENDED
                                      6/30/06(1)                                        YEAR ENDED
                                      (UNAUDITED)      12/31/05       12/31/04(2)       12/31/03(3)       12/31/02       12/31/01
                                      -------------------------------------------------------------------------------------------
Net asset value, beginning of
 period.............................   $ 14.535        $ 14.186         $ 12.704         $ 10.890         $ 12.563       $ 14.782

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(4)()..........      0.132           0.187            0.190            0.134            0.221          0.316
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies.........................      0.426           0.729            1.515            2.045           (1.708)        (1.410)
                                       --------        --------         --------         --------         --------       --------
Total from investment operations....      0.558           0.916            1.705            2.179           (1.487)        (1.094)
                                       --------        --------         --------         --------         --------       --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income...............          -          (0.177)          (0.223)          (0.365)          (0.186)        (0.050)
Net realized gain on investments....     (0.732)         (0.390)               -                -                -         (1.075)
                                       --------        --------         --------         --------         --------       --------
Total dividends and distributions...     (0.732)         (0.567)          (0.223)          (0.365)          (0.186)        (1.125)
                                       --------        --------         --------         --------         --------       --------

Net asset value, end of period......   $ 14.361        $ 14.535         $ 14.186         $ 12.704         $ 10.890       $ 12.563
                                       ========        ========         ========         ========         ========       ========

Total return(5)()...................      3.76%           6.80%           13.54%           20.40%          (11.89%)        (7.88%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted)...........................   $277,889        $273,272         $268,263         $257,804         $242,101       $322,310
Ratio of expenses to average net
 assets.............................      0.93%           0.93%            1.03%            1.06%            1.00%          0.96%
Ratio of net investment income to
 average net assets.................      1.80%           1.33%            1.46%            1.16%            1.88%          2.38%
Portfolio turnover..................        90%             91%             139%             191%             133%           186%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Commencing January 1, 2004, UBS Global Asset Management (Americas), Inc. replaced Putnam Investments as the Fund's sub-advisor.

(3)Effective April 30, 2003, the Lincoln National Global Asset Allocation Fund, Inc. was merged into the Global Asset Allocation Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Global Asset Allocation Fund, Inc.

(4)The average shares outstanding method has been applied for per share information.

(5)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                        Global Asset Allocation Fund- 16

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              GLOBAL ASSET ALLOCATION FUND SERVICE CLASS
                                                     SIX MONTHS
                                                        ENDED           YEAR            YEAR           5/15/03(3)
                                                     6/30/06(1)        ENDED            ENDED              TO
                                                     (UNAUDITED)      12/31/05       12/31/04(2)        12/31/03
                                                     ------------------------------------------------------------
Net asset value, beginning of period...............    $14.528        $14.179          $12.700          $11.578

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(4)...........................      0.114          0.152            0.157            0.062
Net realized and unrealized gain on investments and
 foreign currencies................................      0.425          0.729            1.512            1.411
                                                       -------        -------          -------          -------
Total from investment operations...................      0.539          0.881            1.669            1.473
                                                       -------        -------          -------          -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..............................          -         (0.142)          (0.190)          (0.351)
Net realized gain on investments...................     (0.732)        (0.390)               -                -
                                                       -------        -------          -------          -------
Total dividends and distributions..................     (0.732)        (0.532)          (0.190)          (0.351)
                                                       -------        -------          -------          -------

Net asset value, end of period.....................    $14.335        $14.528          $14.179          $12.700
                                                       =======        =======          =======          =======

Total return(5)....................................      3.63%          6.53%           13.27%           13.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)............    $19,412        $10,517          $ 3,842          $   810
Ratio of expenses to average net assets............      1.18%          1.18%            1.28%            1.29%
Ratio of net investment income to average net
 assets............................................      1.55%          1.08%            1.21%            0.83%
Portfolio turnover.................................        90%            91%             139%             191%(6)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Commencing January 1, 2004, UBS Global Asset Management (Americas), Inc. replaced Putnam Investments as the Fund's sub-advisor.

(3)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(4)The average shares outstanding method has been applied for per share information.

(5)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(6)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                        Global Asset Allocation Fund- 17

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Global Asset Allocation Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $7,329 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

                        Global Asset Allocation Fund- 18

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.68% of the average daily net assets of the Fund in excess of $400 million.

UBS Global Asset Management (Americas) Inc. (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.47% for the first $200 million of the Fund's average daily net assets, 0.42% of the next $200 million of the Fund's average daily net assets, and 0.40% of the excess of the Fund's average daily net assets over $400 million.

The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment sub-advisor. The commissions paid to these affiliated firms were $2,589 for the six months ended June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2006, fees for these services amounted to $116,351.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2006, fees for these services amounted to $9,434.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and /or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2006, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $176,422
Accounting and Administration Fees Payable to DSC...........    39,934
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................     3,589

The Fund may invest in UBS High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund (collectively, the "UBS Relationship Funds"), open-end management investment companies managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds are offered as investment options only to mutual funds and certain other accounts managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds pay no investment management fees to UBS Global Asset Management (Americas) Inc. or the applicable sub-advisors. For the six months ended June 30, 2006, the Fund received no distributions from the UBS Relationship Funds.

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees of the Fund is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2006, the Fund made purchases of $104,751,171 and sales of $83,885,101 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2006, the Fund made purchases of $43,658,145 and sales of $35,380,061 of long-term U.S. government securities.

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments was $265,587,626. At June 30, 2006, net unrealized appreciation was $31,779,692, of which $37,353,100 related to unrealized appreciation of investments and $5,573,408 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary

                        Global Asset Allocation Fund- 19

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED) income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                                          SIX MONTHS            YEAR
                                             ENDED              ENDED
                                           6/30/06*           12/31/05
                                          -----------        -----------
Ordinary income.........................  $ 3,876,506        $ 4,664,973
Long-term capital gain..................   10,474,163          6,140,115
                                          -----------        -----------
Total...................................  $14,350,669        $10,805,088
                                          ===========        ===========

------------------
*Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $253,422,442
Undistributed ordinary income...........................      5,185,789
Undistributed long-term capital gain....................      7,002,390
Unrealized appreciation of investments and foreign
 currencies.............................................     31,689,924
                                                           ------------
Net assets..............................................   $297,300,545
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, straddle deferrals, and mark-to-market of forward foreign currency contracts and futures contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gain (loss) on mortgage- and asset-backed securities, and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

    UNDISTRIBUTED     ACCUMULATED
   NET INVESTMENT     NET REALIZED   PAID-IN
       INCOME         GAIN (LOSS)    CAPITAL
  -----------------   ------------   -------
  3,0$94,829....      $(3,188,623)   $93,794

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                           SIX MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/06           12/31/05
                                           ----------        ----------
Shares sold:
 Standard Class..........................  1,060,748          1,672,347
 Service Class...........................    794,266            571,172
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class..........................    935,041            776,824
 Service Class...........................     49,774             17,126
                                           ----------        ----------
                                           2,839,829          3,037,469
                                           ----------        ----------
Shares repurchased:
 Standard Class..........................  (1,446,378)       (2,558,876)
 Service Class...........................   (213,833)          (135,336)
                                           ----------        ----------
                                           (1,660,211)       (2,694,212)
                                           ----------        ----------
Net increase.............................  1,179,618            343,257
                                           ==========        ==========

                        Global Asset Allocation Fund- 20

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION
Foreign Currency Exchange Contracts--The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Financial Futures Contracts--The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Swap Agreements--The Fund enters into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on the maturity or termination of the swap agreement. No swap agreements were outstanding at June 30, 2006.

7. CREDIT AND MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and Baa or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

8. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the

                        Global Asset Allocation Fund- 21

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. LINE OF CREDIT (CONTINUED)
Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2006, or at any time during the period.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                        Global Asset Allocation Fund- 22

                                  GROWTH FUND

                            [MERCURY ADVISORS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Growth Fund
                               Semiannual Report
                               June 30, 2006

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- GROWTH FUND

INDEX

DISCLOSURE OF FUND EXPENSES                                     1
SECTOR ALLOCATION                                               2
STATEMENT OF NET ASSETS                                         3
STATEMENT OF OPERATIONS                                         5
STATEMENTS OF CHANGES IN NET ASSETS                             5
FINANCIAL HIGHLIGHTS                                            6
NOTES TO FINANCIAL STATEMENTS                                   8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/06 to
                                 1/1/06      6/30/06      Ratios      6/30/06*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $  993.10      0.86%        $4.25
Service Class                    1,000.00      991.80      1.11%         5.48
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,020.53      0.86%        $4.31
Service Class                    1,000.00    1,019.29      1.11%         5.56
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                 Growth Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
                         SECTOR                            OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCKG                                                  99.15%
------------------------------------------------------------------------
Commercial Services                                             3.25%
Consumer Durables                                               1.91%
Consumer Non-Durables                                           2.41%
Consumer Services                                               4.59%
Distribution Services                                           3.98%
Electronic Technology                                          26.27%
Energy Minerals                                                 3.13%
Financials                                                      6.25%
Health Services                                                 4.58%
Health Technology                                               4.08%
Industrial Services                                             1.09%
Non-Energy Minerals                                             2.96%
Producer Manufacturer                                           8.66%
Retail Trade                                                   10.36%
Technology Services                                            12.86%
Transportation                                                  2.77%
------------------------------------------------------------------------
SHORT-TERM INVESTMENT                                           2.13%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              101.28%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (1.28%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

GNarrow industries are utilized for compliance purposes for diversification, whereas broad sectors are used for financial reporting.

                                 Growth Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                               MARKET
                                                 NUMBER OF      VALUE
                                                  SHARES      (U.S. $)
    COMMON STOCK-99.15%G
    COMMERCIAL SERVICES-3.25%
    Corporate Executive Board..................     3,355    $   336,171
    Manpower...................................     5,300        342,380
    Omnicom Group..............................     4,700        418,723
                                                             -----------
                                                               1,097,274
                                                             -----------
    CONSUMER DURABLES-1.91%
  + Goodyear Tire & Rubber.....................    22,990        255,189
    Harley-Davidson............................     7,100        389,719
                                                             -----------
                                                                 644,908
                                                             -----------
    CONSUMER NON-DURABLES-2.41%
    Campbell Soup..............................     1,900         70,509
    Colgate-Palmolive..........................     1,500         89,850
    Pepsi Bottling Group.......................    10,935        351,560
    Procter & Gamble...........................     5,405        300,518
                                                             -----------
                                                                 812,437
                                                             -----------
    CONSUMER SERVICES-4.59%
    Clear Channel Communications...............     7,200        222,840
    Darden Restaurants.........................     9,660        380,604
    Disney (Walt)..............................    14,400        432,000
  + Starbucks..................................    13,600        513,536
                                                             -----------
                                                               1,548,980
                                                             -----------
    DISTRIBUTION SERVICES-3.98%
    AmerisourceBergen Class A..................     6,195        259,694
    Cardinal Health............................     6,500        418,145
    McKesson...................................     7,170        338,998
    MSC Industrial Direct Class A..............     6,885        327,519
                                                             -----------
                                                               1,344,356
                                                             -----------
    ELECTRONIC TECHNOLOGY-26.27%
  + Advanced Micro Devices.....................    10,700        261,294
  + Agilent Technologies.......................    11,055        348,896
    Analog Devices.............................    11,800        379,252
    AVX........................................    22,300        352,117
    Boeing.....................................     3,685        301,838
  + Cadence Design Systems.....................    20,360        349,174
  + Cisco Systems..............................    48,675        950,623
    Intersil Class A...........................    14,630        340,148
  + Lam Research...............................     8,215        382,983
    Lockheed Martin............................     6,620        474,919
  + LSI Logic..................................    35,385        316,696
    Microchip Technology.......................    10,120        339,526
    Motorola...................................    27,395        552,009
    National Semiconductor.....................    14,800        352,980
  + NCR........................................     6,715        246,038
  + Novellus Systems...........................     3,800         93,860
  + NVIDIA.....................................    18,510        394,078
    Raytheon...................................     8,200        365,474
    Rockwell Automation........................     5,880        423,419
  + Synopsys...................................    17,790        333,918
    Texas Instruments..........................    18,900        572,481
  + Vishay Intertechnology.....................    22,500        353,925

                                                               MARKET
                                                 NUMBER OF      VALUE
                                                  SHARES      (U.S. $)
    COMMON STOCK (CONTINUED)
    ELECTRONIC TECHNOLOGY (CONTINUED)
  + Western Digital............................    19,305    $   382,432
                                                             -----------
                                                               8,868,080
                                                             -----------
    ENERGY MINERALS-3.13%
    Anadarko Petroleum.........................     4,560        217,466
    ConocoPhillips.............................     2,192        143,642
    Sunoco.....................................     4,795        332,246
    Tesoro.....................................     4,870        362,133
                                                             -----------
                                                               1,055,487
                                                             -----------
    FINANCIALS-6.25%
    Berkley (W.R.).............................    10,012        341,710
    Goldman Sachs Group........................     2,575        387,357
    Hanover Insurance..........................     6,200        294,252
    Morgan Stanley.............................     6,200        391,901
    Prudential Financial.......................     4,295        333,722
    Ryder System...............................     6,200        362,266
                                                             -----------
                                                               2,111,208
                                                             -----------
    HEALTH SERVICES-4.58%
    Aetna......................................    10,020        400,099
    Caremark Rx................................     7,715        384,747
  + Emdeon.....................................    31,400        389,674
  + Humana.....................................     5,720        307,164
  + WellPoint..................................       900         65,493
                                                             -----------
                                                               1,547,177
                                                             -----------
    HEALTH TECHNOLOGY-4.08%
    Becton, Dickinson..........................     4,785        292,507
  + ImClone Systems............................     9,000        347,760
    Johnson & Johnson..........................     5,180        310,386
    Merck & Co.................................     6,900        251,367
    Pfizer.....................................     7,415        174,030
                                                             -----------
                                                               1,376,050
                                                             -----------
    INDUSTRIAL SERVICES-1.09%
    Waste Management...........................    10,300        369,564
                                                             -----------
                                                                 369,564
                                                             -----------
    NON-ENERGY MINERALS-2.96%
    Allegheny Technologies.....................     4,500        311,580
    Freeport-McMoRan Copper & Gold Class B.....     6,855        379,835
    Nucor......................................     5,690        308,683
                                                             -----------
                                                               1,000,098
                                                             -----------
    PRODUCER MANUFACTURER-8.66%
    Caterpillar................................     3,300        245,784
    Cummins....................................     3,150        385,088
    General Electric...........................    23,345        769,451
    Joy Global.................................     5,370        279,723
    Roper Industries...........................     7,400        345,950
    Steelcase Class A..........................    15,080        248,066
  + Thomas & Betts.............................     5,800        297,540
    Toro.......................................     7,500        350,250
                                                             -----------
                                                               2,921,852
                                                             -----------

                                 Growth Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                                 NUMBER OF      VALUE
                                                  SHARES      (U.S. $)
    COMMON STOCK (CONTINUED)
    RETAIL TRADE-10.36%
    American Eagle Outfitters..................    11,200    $   381,248
  + AnnTaylor Stores...........................     8,600        373,068
    Best Buy...................................     8,300        455,172
    Circuit City Stores........................    12,735        346,647
  + Dick's Sporting Goods......................     2,000         79,200
  + Kohl's.....................................     7,400        437,488
    Men's Wearhouse............................     9,900        299,970
    Nordstrom..................................     9,760        356,240
    Penney (J.C.)..............................     5,330        359,828
    Staples....................................    16,800        408,576
                                                             -----------
                                                               3,497,437
                                                             -----------
    TECHNOLOGY SERVICES-12.86%
  + BEA Systems................................    27,360        358,142
  + BMC Software...............................    15,430        368,777
  + Ceridian...................................    13,480        329,451
  + CheckFree..................................     7,335        363,523
  + Citrix Systems.............................     9,620        386,147
  + Compuware..................................    28,070        188,069
    Electronic Data Systems....................    13,700        329,622
    Fair Isaac.................................     8,620        312,992

                                                               MARKET
                                                 NUMBER OF      VALUE
                                                  SHARES      (U.S. $)
    COMMON STOCK (CONTINUED)
    TECHNOLOGY SERVICES (CONTINUED)
    Global Payments............................     7,200    $   349,560
  + Intuit.....................................     6,535        394,649
    Microsoft..................................    19,515        454,699
    Paychex....................................     3,800        148,124
  + Red Hat....................................    15,320        358,488
                                                             -----------
                                                               4,342,243
                                                             -----------
    TRANSPORTATION-2.77%
  + AMR........................................    14,355        364,904
    Robinson (C.H.) Worldwide..................     3,900        207,870
    Norfolk Southern...........................     6,800        361,896
                                                             -----------
                                                                 934,670
                                                             -----------
    TOTAL COMMON STOCK
     (COST $32,528,430)........................               33,471,821
                                                             -----------
    SHORT-TERM INVESTMENT-2.13%
(.) Merrill Lynch Money Market Fund............   720,381        720,381
                                                             -----------
    TOTAL SHORT-TERM INVESTMENT
     (COST $720,381)...........................                  720,381
                                                             -----------

TOTAL MARKET VALUE OF SECURITIES-101.28% (COST
 $33,248,811)...............................................   34,192,202
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.28%).....     (433,108)
                                                              -----------
NET ASSETS APPLICABLE TO 2,906,242 SHARES
 OUTSTANDING-100.00%........................................  $33,759,094
                                                              ===========
NET ASSETS VALUE-GROWTH FUND STANDARD CLASS ($27,504,701 /
 2,366,538 SHARES)..........................................      $11.622
                                                              ===========
NET ASSETS VALUE-GROWTH FUND SERVICE CLASS ($6,254,393 /
 539,704 SHARES)............................................      $11.589
                                                              ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $33,290,159
Undistributed net investment income.........................       11,057
Accumulated net realized loss on investments................     (485,513)
Net unrealized appreciation of investments..................      943,391
                                                              -----------
Total net assets............................................  $33,759,094
                                                              ===========

------------------

  + Non-income producing security for the period ended June 30,
    2006.
  G Narrow industries are utilized for compliance purposes for diversification, whereas broad sectors are used for financial reporting.
(.) Considered an affiliated company. See Note 2 in "Notes to
    Financial Statements."

                             See accompanying notes

                                 Growth Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends..................................................  $ 106,075
Income from investments in affiliated companies............     18,225
                                                             ---------
                                                               124,300
                                                             ---------
EXPENSES:
Management fees............................................     92,087
Accounting and administration expenses.....................     53,317
Professional fees..........................................     14,708
Reports and statements to shareholders.....................     10,914
Custodian fees.............................................      7,558
Distribution expenses-Service Class........................      6,223
Trustees' fees.............................................      4,000
Other......................................................      4,944
                                                             ---------
                                                               193,751
Less expenses waived or absorbed...........................    (79,941)
Less expense paid indirectly...............................       (567)
                                                             ---------
Total operating expenses...................................    113,243
                                                             ---------
NET INVESTMENT INCOME......................................     11,057
                                                             ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments...........................   (366,558)
Net change in unrealized appreciation/depreciation of
 investments...............................................   (384,360)
                                                             ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS............   (750,918)
                                                             ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.......  $(739,861)
                                                             =========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                                ENDED        5/3/05*
                                               6/30/06         TO
                                             (UNAUDITED)    12/31/05
                                             -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income (loss)...............  $    11,057   $    (4,567)
Net realized loss on investments...........     (366,558)     (118,955)
Net change in unrealized
 appreciation/depreciation of
 investments...............................     (384,360)    1,327,751
                                             -----------   -----------
Net increase (decrease) in net assets
 resulting from operations.................     (739,861)    1,204,229
                                             -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class............................   15,520,690    14,554,543
 Service Class.............................    6,483,555     2,515,541
                                             -----------   -----------
                                              22,004,245    17,070,084
                                             -----------   -----------
Cost of shares repurchased:
 Standard Class............................      (88,222)   (3,019,091)
 Service Class.............................   (2,484,034)     (188,256)
                                             -----------   -----------
                                              (2,572,256)   (3,207,347)
                                             -----------   -----------
Increase in net assets derived from capital
 share transactions........................   19,431,989    13,862,737
                                             -----------   -----------
NET INCREASE IN NET ASSETS.................   18,692,128    15,066,966
NET ASSETS:
Beginning of period........................   15,066,966            --
                                             -----------   -----------
End of period (including undistributed net
 investment income of $11,057 and $0,
 respectively).............................  $33,759,094   $15,066,966
                                             ===========   ===========

------------------
*Date of commencement of operations.

                             See accompanying notes

                                 Growth Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                            GROWTH FUND STANDARD CLASS

                                                              SIX MONTHS
                                                                 ENDED           5/3/05(2)
                                                              6/30/06(1)            TO
                                                              (UNAUDITED)        12/31/05
                                                              ----------------------------
Net asset value, beginning of period........................    $11.704           $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3).............................      0.008            (0.004)
Net realized and unrealized gain (loss) on investments......     (0.090)            1.708
                                                                -------           -------
Total from investment operations............................     (0.082)            1.704
                                                                -------           -------

Net asset value, end of period..............................    $11.622           $11.704
                                                                =======           =======

Total return(4)                                                  (0.69%).          17.04%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................    $27,505           $12,619
Ratio of expenses to average net assets.....................      0.86%             0.86%(5)
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly................................      1.50%             3.22%
Ratio of net investment income (loss) to average net
 assets.....................................................      0.14%            (0.06%)
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly....................     (0.50%)           (2.42%)
Portfolio turnover..........................................       183%              251%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5)Ratio for the period ended December 31, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.89%.

                             See accompanying notes

                                 Growth Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                            GROWTH FUND SERVICE CLASS

                                                              SIX MONTHS
                                                                 ENDED           5/3/05(2)
                                                              6/30/06(1)            TO
                                                              (UNAUDITED)        12/31/05
                                                              ----------------------------
Net asset value, beginning of period........................    $11.685           $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)......................................     (0.007)           (0.023)
Net realized and unrealized gain (loss) on investments......     (0.089)            1.708
                                                                -------           -------
Total from investment operations............................     (0.096)            1.685
                                                                -------           -------

Net asset value, end of period..............................    $11.589           $11.685
                                                                =======           =======

Total return(4).............................................     (0.82%)           16.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................    $ 6,254           $ 2,448
Ratio of expenses to average net assets.....................      1.11%             1.11%(5)
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly................................      1.75%             3.47%
Ratio of net investment loss to average net assets..........     (0.11%)           (0.31%)
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly....................     (0.75%)           (2.67%)
Portfolio turnover..........................................       183%              251%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5)Ratio for the period ended December 31, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.14%.

                             See accompanying notes

                                 Growth Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is long-term capital growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. There were no commission rebates for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.74% of the average daily net assets of the Fund.

Lincoln Life, an affiliate of DMC, has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses, exclusive of distribution fees, exceed 0.86% of average daily net assets. The Agreement will continue at least through April 30, 2007, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

Mercury Advisors (the "Sub-Advisor"), a division of Merrill Lynch Investment Managers, is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.40% for the first $500 million of the Fund's average daily net assets and 0.35% of any excess of the Fund's average daily net assets over $500 million.

                                 Growth Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
The Fund may invest uninvested cash in a money market fund advised by Merrill Lynch or its affiliates. The Merrill Lynch Money Market Fund charges no investment management fees. For the six months ended June 30, 2006, the Fund received distributions from the Merrill Lynch Money Market Fund of $18,225.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2006, fees for these services amounted to $32,498.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2006, fees for these support services amounted to $8,319.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2006, the Fund had receivables from or liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $(19,169)
Accounting and Administration Fees Payable to DSC...........   (10,833)
Administration Fees Payable to Lincoln Life.................    (2,083)
Distribution Fees Payable to the Companies..................    (1,231)
Receivable from Lincoln Life................................    15,362

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2006, the Fund made purchases of $42,727,628 and sales of $22,835,834 of investment securities other than short-term investments.

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments was $33,311,017. At June 30, 2006, net unrealized appreciation was $881,185, of which $1,978,728 related to unrealized appreciation of investments and $1,097,543 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the six months ended June 30, 2006 and the period ended December 31, 2005.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest.............................  $33,290,159
Undistributed ordinary income.............................       11,057
Capital loss carryforwards................................      (64,073)
Six month period realized losses..........................     (359,234)
Unrealized appreciation of investments....................      881,185
                                                            -----------
Net assets................................................  $33,759,094
                                                            ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire in 2013. For the six months ended June 30, 2006, the Fund had capital losses of $359,234 which may increase the capital loss carryforwards.

                                 Growth Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                            SIX MONTHS          PERIOD
                                              ENDED             ENDED
                                             6/30/06          12/31/05*
                                            ----------        ----------
Shares sold:
 Standard Class...........................  1,295,671          1,337,845
 Service Class............................    539,178            226,781
                                            ---------         ----------
                                            1,834,849          1,564,626
                                            ---------         ----------
Shares repurchased:
 Standard Class...........................     (7,263)          (259,715)
 Service Class............................   (209,019)           (17,236)
                                            ---------         ----------
                                             (216,282)          (276,951)
                                            ---------         ----------
Net increase..............................  1,618,567          1,287,675
                                            =========         ==========

------------------
*Commenced operations on May 3, 2005.

6. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2006, or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                                Growth Fund- 10

                             GROWTH AND INCOME FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Growth and Income Fund
                               Semiannual Report
                               June 30, 2006

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- GROWTH AND INCOME FUND

INDEX

DISCLOSURE OF FUND EXPENSES                                     1
SECTOR ALLOCATION                                               2
STATEMENT OF NET ASSETS                                         3
STATEMENT OF OPERATIONS                                         5
STATEMENTS OF CHANGES IN NET ASSETS                             5
FINANCIAL HIGHLIGHTS                                            6
NOTES TO FINANCIAL STATEMENTS                                   8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                Expenses
                         Beginning    Ending                  Paid During
                          Account     Account    Annualized      Period
                           Value       Value      Expense      1/1/06 to
                          1/1/06      6/30/06      Ratios       6/30/06*
--------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class           $1,000.00   $1,005.70     0.38%         $1.89
Service Class            1,000.00     1,004.50     0.63%          3.13
--------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class           $1,000.00   $1,022.91     0.38%         $1.91
Service Class            1,000.00     1,021.67     0.63%          3.16
--------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                           Growth and Income Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
                         SECTOR                            OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   97.46%
------------------------------------------------------------------------
Basic Materials                                                 3.95%
Business Services                                               0.84%
Capital Goods                                                   8.47%
Communication Services                                          2.08%
Consumer Discretionary                                          5.57%
Consumer Services                                               1.32%
Consumer Staples                                                6.99%
Credit Cyclicals                                                0.62%
Energy                                                          9.59%
Financials                                                     22.15%
Health Care                                                    10.74%
Media                                                           3.42%
Real Estate                                                     0.99%
Technology                                                     16.67%
Transportation                                                  1.32%
Utilities                                                       2.74%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                1.84%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.30%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.70%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                           Growth and Income Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                               MARKET
                                              NUMBER OF        VALUE
                                               SHARES         (U.S. $)
    COMMON STOCK-97.46%
    BASIC MATERIALS-3.95%
    Dow Chemical...........................      473,200   $   18,468,996
    duPont (E.I.) deNemours................      359,500       14,955,200
    Freeport-McMoRan Copper & Gold Class
     B.....................................      189,900       10,522,359
    Lubrizol...............................      229,600        9,149,560
    Steel Dynamics.........................      100,000        6,574,000
    United States Steel....................      244,000       17,109,280
                                                           --------------
                                                               76,779,395
                                                           --------------
    BUSINESS SERVICES-0.84%
    Manpower...............................      136,000        8,785,600
    Republic Services Class A..............      188,200        7,591,988
                                                           --------------
                                                               16,377,588
                                                           --------------
    CAPITAL GOODS-8.47%
    Caterpillar............................      300,600       22,388,688
    Cummins................................       99,500       12,163,875
    General Electric.......................    1,423,900       46,931,744
    Goodrich...............................      333,500       13,436,715
  + Grant Prideco..........................      388,000       17,363,000
    Northrop Grumman.......................      209,300       13,407,758
    Textron................................      215,800       19,892,444
    United Technologies....................      299,400       18,987,948
                                                           --------------
                                                              164,572,172
                                                           --------------
    COMMUNICATION SERVICES-2.08%
    Sprint Nextel..........................      747,500       14,942,525
    Verizon Communications.................      762,900       25,549,521
                                                           --------------
                                                               40,492,046
                                                           --------------
    CONSUMER DISCRETIONARY-5.57%
    Abercrombie & Fitch Class A............      199,800       11,074,914
    Best Buy...............................      222,500       12,201,900
  + Coach..................................      451,700       13,505,830
    Federated Department Stores............      241,100        8,824,260
    Gap....................................      627,700       10,921,980
    Home Depot.............................      632,400       22,633,596
    NIKE...................................      144,000       11,664,000
  + Urban Outfitters.......................      647,300       11,321,277
    Wal-Mart Stores........................      127,700        6,151,309
                                                           --------------
                                                              108,299,066
                                                           --------------
    CONSUMER SERVICES-1.32%
    Marriott International Class A.........      329,300       12,552,916
    McDonald's.............................      388,100       13,040,160
                                                           --------------
                                                               25,593,076
                                                           --------------
    CONSUMER STAPLES-6.99%
    Altria Group...........................      130,300        9,567,929
    CVS....................................      611,200       18,763,840
    Fortune Brands.........................      248,800       17,667,288
    Kellogg................................      157,800        7,642,254
    Kimberly-Clark.........................      193,400       11,932,780

                                                               MARKET
                                              NUMBER OF        VALUE
                                               SHARES         (U.S. $)
    COMMON STOCK (CONTINUED)
    CONSUMER STAPLES (CONTINUED)
    PepsiCo................................      501,200   $   30,092,048
    Procter & Gamble.......................      723,500       40,226,600
                                                           --------------
                                                              135,892,739
                                                           --------------
    CREDIT CYCLICALS-0.62%
    D.R. Horton............................      508,300       12,107,706
                                                           --------------
                                                               12,107,706
                                                           --------------
    ENERGY-9.59%
    ConocoPhillips.........................      303,500       19,888,355
    EOG Resources..........................      186,800       12,952,712
    Exxon Mobil............................    1,059,400       64,994,190
    Massey Energy..........................      260,600        9,381,600
  + National Oilwell Varco.................      270,200       17,109,064
  + Newfield Exploration...................      305,300       14,941,382
    Occidental Petroleum...................      196,800       20,181,840
    St. Mary Land & Exploration............      172,700        6,951,175
    Tidewater..............................      195,800        9,633,360
  + Transocean.............................      128,000       10,280,960
                                                           --------------
                                                              186,314,638
                                                           --------------
    FINANCIALS-22.15%
  + Affiliated Managers Group..............      143,400       12,460,026
    Allstate...............................      248,000       13,573,040
    American International Group...........      386,700       22,834,635
    Bank of America........................    1,039,800       50,014,380
    Berkley (W.R.).........................      292,200        9,972,786
    Capital One Financial..................      101,000        8,630,450
    CIGNA..................................      133,300       13,131,383
    CIT Group..............................      243,300       12,722,157
    Citigroup..............................    1,120,600       54,057,744
    Everest Re Group.......................      102,900        8,908,053
    Freddie Mac............................      235,700       13,437,257
    Hanover Insurance Group................       44,300        2,102,478
    JPMorgan Chase.........................      794,000       33,348,000
    Mellon Financial.......................      435,800       15,004,594
    Merrill Lynch..........................      341,400       23,747,784
    MetLife................................      220,000       11,266,200
    Morgan Stanley.........................      421,500       26,643,015
    North Fork Bancorporation..............      412,600       12,448,142
    PMI Group..............................      221,700        9,883,386
    Prudential Financial...................      192,000       14,918,400
    U.S. Bancorp...........................      649,400       20,053,472
    UnitedHealth Group.....................      521,200       23,339,336
  + WellPoint..............................      244,700       17,806,819
                                                           --------------
                                                              430,303,537
                                                           --------------
    HEALTH CARE-10.74%
    Abbott Laboratories....................      389,900       17,003,539
  + Amgen..................................      418,700       27,311,801
    Biomet.................................      193,400        6,051,486
  + Express Scripts Class A................      149,100       10,696,434
  + Gen-Probe..............................      194,000       10,472,120
  + Genentech..............................      178,700       14,617,660

                           Growth and Income Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                              NUMBER OF        VALUE
                                               SHARES         (U.S. $)
    COMMON STOCK (CONTINUED)
    HEALTH CARE (CONTINUED)
  + Gilead Sciences........................      224,100   $   13,257,756
    Johnson & Johnson......................      605,500       36,281,560
    Medtronic..............................      263,400       12,358,728
    Pfizer.................................    1,081,100       25,373,417
    Quest Diagnostics......................      160,600        9,623,152
  + Vertex Pharmaceuticals.................      180,500        6,626,155
    Wyeth..................................      425,100       18,878,691
                                                           --------------
                                                              208,552,499
                                                           --------------
    MEDIA-3.42%
    CBS Class B............................      298,100        8,063,605
  + Comcast Class A........................      247,600        8,106,424
  + Comcast Special Class A................      166,400        5,454,592
    Disney (Walt)..........................      530,700       15,921,000
    Time Warner............................    1,056,800       18,282,640
  + Viacom Class B.........................      298,100       10,683,904
                                                           --------------
                                                               66,512,165
                                                           --------------
    REAL ESTATE-0.99%
    Developers Diversified Realty..........      186,600        9,736,788
    ProLogis...............................      183,100        9,543,172
                                                           --------------
                                                               19,279,960
                                                           --------------
    TECHNOLOGY-16.67%
  + Adobe Systems..........................      293,100        8,898,516
    Applied Materials......................    1,130,100       18,398,028
  + BEA Systems............................      746,400        9,770,376
  + Cisco Systems..........................    1,378,200       26,916,246
  + Corning................................      415,400       10,048,526
  + Dell...................................      367,100        8,960,911
  + eBay...................................      370,600       10,854,874
  + EMC....................................    1,071,500       11,754,355
  + Google Class A.........................       41,200       17,276,396
    Hewlett-Packard........................      646,000       20,465,280

                                                               MARKET
                                              NUMBER OF        VALUE
                                               SHARES         (U.S. $)
    COMMON STOCK (CONTINUED)
    TECHNOLOGY (CONTINUED)
    Intel..................................    1,521,700   $   28,836,215
    International Business Machines........      348,200       26,748,724
    Microsoft..............................    1,781,100       41,499,630
    Motorola...............................      812,800       16,377,920
    National Semiconductor.................      508,100       12,118,185
  + Oracle.................................      645,100        9,347,499
    QUALCOMM...............................      446,900       17,907,283
  + Tellabs................................      739,900        9,848,069
    Texas Instruments......................      589,900       17,868,071
                                                           --------------
                                                              323,895,104
                                                           --------------
    TRANSPORTATION-1.32%
    FedEx..................................       86,300       10,085,018
    Norfolk Southern.......................      290,400       15,455,088
                                                           --------------
                                                               25,540,106
                                                           --------------
    UTILITIES-2.74%
    Dominion Resources.....................      214,700       16,057,413
    Edison International...................      300,600       11,723,400
    PPL....................................      312,900       10,106,670
    TXU....................................      257,600       15,401,904
                                                           --------------
                                                               53,289,387
                                                           --------------
    TOTAL COMMON STOCK
     (COST $1,381,914,946).................                 1,893,801,184
                                                           --------------
                                              PRINCIPAL
                                               AMOUNT
                                              (U.S. $)
 =/ COMMERCIAL PAPER-1.84%
    BMW US Capital 5.27% 7/5/06............  $18,000,000       17,989,460
    Total Capital 5.27% 7/3/06.............   17,830,000       17,824,780
                                                           --------------
    TOTAL COMMERCIAL PAPER
     (COST $35,814,240)....................                    35,814,240
                                                           --------------

TOTAL MARKET VALUE OF SECURITIES-99.30% (COST
 $1,417,729,186)............................................   1,929,615,424
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.70%.......      13,621,008
                                                              --------------
NET ASSETS APPLICABLE TO 60,999,931 SHARES
 OUTSTANDING-100.00%........................................  $1,943,236,432
                                                              ==============
NET ASSET VALUE-GROWTH AND INCOME FUND STANDARD CLASS
 ($1,934,499,005 / 60,725,119 SHARES).......................         $31.857
                                                              ==============
NET ASSET VALUE-GROWTH AND INCOME FUND SERVICE CLASS
 ($8,737,427 / 274,812 SHARES)..............................         $31.794
                                                              ==============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $1,530,432,222
Undistributed net investment income.........................      13,725,671
Accumulated net realized loss on investments................    (112,807,699)
Net unrealized appreciation of investments..................     511,886,238
                                                              --------------
Total net assets............................................  $1,943,236,432
                                                              ==============

------------------

  + Non-income producing security for the period ended June 30,
    2006.
 =/ The interest rate shown is the effective yield as of the time of purchase.

                            See accompanying notes.

                           Growth and Income Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends................................................  $16,643,953
Interest.................................................      477,519
Foreign tax withheld.....................................      (30,464)
                                                           -----------
                                                            17,091,008
                                                           -----------
EXPENSES:
Management fees..........................................    3,324,869
Accounting and administration expenses...................      378,060
Reports and statements to shareholders...................       52,127
Custodian fees...........................................       31,539
Professional fees........................................       15,668
Distribution expenses-Service Class......................        8,262
Trustees' fees...........................................        4,000
Other....................................................       27,248
                                                           -----------
                                                             3,841,773
Less expense paid indirectly.............................       (3,058)
                                                           -----------
Total operating expenses.................................    3,838,715
                                                           -----------
NET INVESTMENT INCOME....................................   13,252,293
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments.........................   87,622,785
Net change in unrealized appreciation/depreciation of
 investments.............................................  (86,440,421)
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..........    1,182,364
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $14,434,657
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                             ENDED
                                            6/30/06         YEAR ENDED
                                          (UNAUDITED)        12/31/05
                                         --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income..................  $   13,252,293   $   29,600,086
Net realized gain on investments.......      87,622,785       86,258,119
Net change in unrealized
 appreciation/depreciation of
 investments...........................     (86,440,421)      (3,338,889)
                                         --------------   --------------
Net increase in net assets resulting
 from operations.......................      14,434,657      112,519,316
                                         --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class........................               -      (27,200,609)
 Service Class.........................               -          (37,207)
                                         --------------   --------------
                                                      -      (27,237,816)
                                         --------------   --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class........................       2,791,530        7,193,903
 Service Class.........................       5,344,560        4,358,520
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class........................               -       27,200,609
 Service Class.........................               -           37,207
                                         --------------   --------------
                                              8,136,090       38,790,239
                                         --------------   --------------
Cost of shares repurchased:
 Standard Class........................    (158,960,630)    (288,876,168)
 Service Class.........................        (900,752)        (231,041)
                                         --------------   --------------
                                           (159,861,382)    (289,107,209)
                                         --------------   --------------
Decrease in net assets derived from
 capital share transactions............    (151,725,292)    (250,316,970)
                                         --------------   --------------
NET DECREASE IN NET ASSETS.............    (137,290,635)    (165,035,470)
NET ASSETS:
Beginning of period....................   2,080,527,067    2,245,562,537
                                         --------------   --------------
End of period (including undistributed
 net investment income of $13,725,671
 and $5,826,233, respectively).........  $1,943,236,432   $2,080,527,067
                                         ==============   ==============

                             See accompanying notes

                           Growth and Income Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                    GROWTH AND INCOME FUND STANDARD CLASS
                                               SIX MONTHS
                                                  ENDED
                                               6/30/06(1)                  YEAR ENDED
                                               (UNAUDITED)         12/31/05          12/31/04
                                               -----------------------------------------------
Net asset value, beginning of period.........  $   31.673         $   30.407        $   27.502

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(4).....................       0.210              0.427             0.458
Net realized and unrealized gain (loss) on
 investments.................................      (0.026)             1.253             2.821
                                               ----------         ----------        ----------
Total from investment operations.............       0.184              1.680             3.279
                                               ----------         ----------        ----------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income........................           -             (0.414)           (0.374)
Net realized gain on investments.............           -                  -                 -
                                               ----------         ----------        ----------
Total dividends and distributions............           -             (0.414)           (0.374)
                                               ----------         ----------        ----------

Net asset value, end of period...............  $   31.857         $   31.673        $   30.407
                                               ==========         ==========        ==========

Total return(5)..............................       0.57%              5.54%            11.99%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)......  $1,934,499         $2,076,169        $2,245,431
Ratio of expenses to average net assets......       0.38%              0.38%             0.37%
Ratio of expenses to average net assets prior
 to fees waived and expense paid
 indirectly..................................       0.38%              0.38%             0.37%
Ratio of net investment income to average net
 assets......................................       1.30%              1.39%             1.63%
Ratio of net investment income to average net
 assets prior to fees waived and expense paid
 indirectly..................................       1.30%              1.39%             1.63%
Portfolio turnover...........................         39%                20%               38%

                                                    GROWTH AND INCOME FUND STANDARD CLASS

                                                                  YEAR ENDED
                                               12/31/03(2)        12/31/02(3)         12/31/01
                                               ------------------------------------------------
Net asset value, beginning of period.........  $   21.438         $   27.849         $   43.249
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(4).....................       0.304              0.275              0.309
Net realized and unrealized gain (loss) on
 investments.................................       6.047             (6.422)            (3.823)
                                               ----------         ----------         ----------
Total from investment operations.............       6.351             (6.147)            (3.514)
                                               ----------         ----------         ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income........................      (0.287)            (0.264)            (0.278)
Net realized gain on investments.............           -                  -            (11.608)
                                               ----------         ----------         ----------
Total dividends and distributions............      (0.287)            (0.264)           (11.886)
                                               ----------         ----------         ----------
Net asset value, end of period...............  $   27.502         $   21.438         $   27.849
                                               ==========         ==========         ==========
Total return(5)..............................      29.71%            (22.07%)           (11.21%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)......  $2,242,161         $1,911,558         $2,916,463
Ratio of expenses to average net assets......       0.38%              0.36%              0.36%
Ratio of expenses to average net assets prior
 to fees waived and expense paid
 indirectly..................................       0.38%              0.38%              0.36%
Ratio of net investment income to average net
 assets......................................       1.28%              1.13%              0.94%
Ratio of net investment income to average net
 assets prior to fees waived and expense paid
 indirectly..................................       1.28%              1.11%              0.94%
Portfolio turnover...........................         72%                68%                78%

------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Effective April 30, 2003, the Lincoln National Growth and Income Fund, Inc. was merged into the Growth and Income Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Growth and Income Fund, Inc.

(3) Effective July 1, 2002, Delaware Management Company, the Fund's investment manager, assumed responsibility for the day-to-day management of the Fund's investment portfolio.

(4) The average shares outstanding method has been applied for per share information.

(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                           Growth and Income Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                       GROWTH AND INCOME FUND SERVICE CLASS

                                                        SIX MONTHS
                                                           ENDED             YEAR          5/19/04(2)
                                                        6/30/06(1)          ENDED              TO
                                                        (UNAUDITED)        12/31/05         12/31/04
                                                        ---------------------------------------------
Net asset value, beginning of period..................    $31.650          $30.396           $26.971

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)..............................      0.170            0.348             0.270
Net realized and unrealized gain (loss) on
 investments..........................................     (0.026)           1.252             3.495
                                                          -------          -------           -------
Total from investment operations......................      0.144            1.600             3.765
                                                          -------          -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.................................          -           (0.346)           (0.340)
                                                          -------          -------           -------
Total dividends and distributions.....................          -           (0.346)           (0.340)
                                                          -------          -------           -------

Net asset value, end of period........................    $31.794          $31.650           $30.396
                                                          =======          =======           =======

Total return(4).......................................      0.45%            5.28%            14.02%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...............    $ 8,737          $ 4,358           $   132
Ratio of expenses to average net assets...............      0.63%            0.63%             0.62%
Ratio of net investment income to average net
 assets...............................................      1.05%            1.14%             1.55%
Portfolio turnover....................................        39%              20%               38%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2004.

                             See accompanying notes

                           Growth and Income Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Growth and Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $7,165 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

                           Growth and Income Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2006, fees for these services amounted to $353,418.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2006, fees for these services amounted to $12,142.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2006, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $521,730
Accounting and Administration Fees Payable to DSC...........   114,920
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................     1,739

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2006, the Fund made purchases of $389,775,350 and sales of $555,136,939 of investment securities other than short-term investments.

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments was $1,425,216,330. At June 30, 2006, net unrealized appreciation was $504,399,094, of which $540,320,028 related to unrealized appreciation of investments and $35,920,934 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the six months ended June 30, 2006. The tax character of dividends and distributions paid during the year ended December 31, 2005 was as follows:

                                                            YEAR ENDED
                                                             12/31/05
                                                            -----------
Ordinary income..........................................   $27,237,816

In addition, the Fund declared an ordinary income consent dividend of $2,537,651 for the period ended November 30, 2005 and $2,815,204 for the year ended December 31, 2005. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest..........................   $1,530,432,222
Undistributed ordinary income..........................       13,725,671
Capital loss carryforwards.............................     (185,608,407)
Six month period realized gains........................       80,287,852
Unrealized appreciation of investments.................      504,399,094
                                                          --------------
Net assets.............................................   $1,943,236,432
                                                          ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

                           Growth and Income Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

UNDISTRIBUTED
NET INVESTMENT            PAID-IN
    INCOME                CAPITAL
--------------           ----------
 $(5,352,855).           $5,352,855

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire in 2010. For the six months ended June 30, 2006, the Fund had capital gains of $80,287,852 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                            SIX MONTHS           YEAR
                                              ENDED             ENDED
                                             6/30/06           12/31/05
                                            ----------        ----------
Shares sold:
 Standard Class...........................     86,299            234,514
 Service Class............................    165,354            139,567
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class...........................          -            869,362
 Service Class............................          -              1,194
                                            ----------        ----------
                                              251,653          1,244,637
                                            ----------        ----------
Shares repurchased:
 Standard Class...........................  (4,911,056)       (9,399,244)
 Service Class............................    (28,232)            (7,404)
                                            ----------        ----------
                                            (4,939,288)       (9,406,648)
                                            ----------        ----------
Net decrease..............................  (4,687,635)       (8,162,011)
                                            ==========        ==========

6. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2006, or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                           Growth and Income Fund- 10

                           GROWTH OPPORTUNITIES FUND

                             MERCURY ADVISORS LOGO

                               Lincoln Variable
                               Insurance Products Trust-
                               Growth Opportunities Fund
                               Semiannual Report
                               June 30, 2006

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND

INDEX

DISCLOSURE OF FUND EXPENSES                                     1
SECTOR ALLOCATION                                               2
STATEMENT OF NET ASSETS                                         3
STATEMENT OF ASSETS AND LIABILITIES                             5
STATEMENT OF OPERATIONS                                         6
STATEMENTS OF CHANGES IN NET ASSETS                             6
FINANCIAL HIGHLIGHTS                                            7
NOTES TO FINANCIAL STATEMENTS                                   9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH OPPORTUNITIES FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/06 to
                                 1/1/06      6/30/06      Ratios      6/30/06*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,073.70      1.18%        $6.07
Service Class                    1,000.00    1,072.30      1.43%         7.35
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,018.94      1.18%        $5.91
Service Class                    1,000.00    1,017.70      1.43%         7.15
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                          Growth Opportunities Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH OPPORTUNITIES FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   98.61%
------------------------------------------------------------------------
Commercial Services                                             7.84%
Communications                                                  1.93%
Consumer Durables                                               2.76%
Consumer Services                                               7.77%
Distribution Services                                           1.86%
Electronic Technology                                          13.17%
Energy Minerals                                                 1.26%
Finance                                                         8.13%
Health Services                                                 6.15%
Health Technology                                               9.13%
Industrial Services                                             7.43%
Non-Energy Minerals                                             3.91%
Producer Manufacturer                                           8.16%
Retail Trade                                                    6.84%
Technology Services                                            11.59%
Transportation                                                  0.68%
------------------------------------------------------------------------
SHORT-TERM INVESTMENT                                           4.60%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              103.21%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (3.21%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                          Growth Opportunities Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                                 MARKET
                                                  NUMBER OF      VALUE
                                                   SHARES       (U.S. $)
    COMMON STOCK-98.61%
    COMMERCIAL SERVICES-7.84%
  + American Reprographics.....................        2,480   $   89,900
  + aQuantive..................................        1,730       43,821
  + Concur Technologies........................        3,490       53,990
    Corporate Executive Board..................          720       72,144
  + CoStar Group...............................        1,590       95,130
  + H&E Equipment Services.....................        1,010       29,745
    Ritchie Bros. Auctioneers..................        1,570       83,493
  + Ultimate Software Group....................        3,490       66,868
  + VistaPrint.................................        1,810       48,399
                                                               ----------
                                                                  583,490
                                                               ----------
    COMMUNICATIONS-1.93%
  + SBA Communications.........................        5,490      143,509
                                                               ----------
                                                                  143,509
                                                               ----------
    CONSUMER DURABLES-2.76%
  + LKQ........................................        4,950       94,050
  + Scientific Games Class A...................        3,120      111,134
                                                               ----------
                                                                  205,184
                                                               ----------
    CONSUMER SERVICES-7.77%
  + BJ's Restaurants...........................        2,500       55,850
  + HealthExtras...............................        1,840       55,605
  + Life Time Fitness..........................        2,400      111,048
    Orient Express Hotels Class A..............        2,340       90,886
  + Panera Bread Class A.......................        1,160       77,998
  + Pinnacle Entertainment.....................        3,040       93,176
    Station Casinos............................          750       51,060
  + Texas Roadhouse............................        3,170       42,858
                                                               ----------
                                                                  578,481
                                                               ----------
    DISTRIBUTION SERVICES-1.86%
  + Beacon Roofing Supply......................        3,995       87,930
  + United Natural Foods.......................        1,540       50,851
                                                               ----------
                                                                  138,781
                                                               ----------
    ELECTRONIC TECHNOLOGY-13.17%
  + ATMI.......................................        2,940       72,383
  + BE Aerospace...............................        3,370       77,038
  + Diodes.....................................        2,000       82,880
  + Emulex.....................................        3,680       59,874
  + F5 Networks................................        1,120       59,898
  + Microsemi..................................        3,130       76,309
  + NovAtel....................................        2,320       79,251
  + Rackable Systems...........................        2,130       84,114
  + Redback Networks...........................        4,330       79,412
  + Silicon Laboratories.......................        1,160       40,774
  + SiRF Technology Holdings...................        2,750       88,605
  + Trident Microsystems.......................        4,380       83,132
  + VeriFone Holdings..........................        3,160       96,316
                                                               ----------
                                                                  979,986
                                                               ----------

                                                                 MARKET
                                                  NUMBER OF      VALUE
                                                   SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    ENERGY MINERALS-1.26%
    Range Resources............................        3,445   $   93,670
                                                               ----------
                                                                   93,670
                                                               ----------
    FINANCE-8.13%
    Cohen & Steers.............................        2,480       58,528
    East West Bancorp..........................        1,730       65,584
  + GFI Group..................................        1,460       78,767
  + Investment Technology Group................          690       35,093
  + Mobile Mini................................        4,050      118,503
    National Financial Partners................          940       41,651
    optionsXpress Holdings.....................          440       10,256
  + ProAssurance...............................        1,690       81,425
  + SVB Financial Group........................        1,620       73,645
    Vineyard National Bancorp..................        1,540       41,426
                                                               ----------
                                                                  604,878
                                                               ----------
    HEALTH SERVICES-6.15%
  + American Retirement........................        3,070      100,603
  + Psychiatric Solutions......................        2,630       75,376
  + Sierra Health Services.....................        2,140       96,364
  + Stericycle.................................        1,050       68,355
  + VCA Antech.................................        1,230       39,274
  + WellCare Health Plans......................        1,590       77,990
                                                               ----------
                                                                  457,962
                                                               ----------
    HEALTH TECHNOLOGY-9.13%
  + ArthroCare.................................        1,670       70,157
  + Haemonetics................................        1,680       78,137
  + Hologic....................................        1,680       82,925
  + Kyphon.....................................        2,010       77,104
  + NeuroMetrix................................        2,220       67,621
  + New River Pharmaceuticals..................        1,750       49,875
  + NuVasive...................................        2,520       45,940
  + Respironics................................        2,220       75,968
  + SonoSite...................................        1,130       44,115
  + Ventana Medical Systems....................        1,860       87,754
                                                               ----------
                                                                  679,596
                                                               ----------
    INDUSTRIAL SERVICES-7.43%
  + Atwood Oceanics............................        1,040       51,584
  + Basic Energy Services......................        1,690       51,663
  + Complete Production Services...............          750       17,730
  + Dril-Quip..................................        1,360      112,119
  + Helix Energy Solutions Group...............        2,200       88,792
  + Hornbeck Offshore Services.................        1,870       66,422
  + Pioneer Drilling...........................        4,490       69,326
    TODCO......................................        2,340       95,589
                                                               ----------
                                                                  553,225
                                                               ----------

                          Growth Opportunities Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                                 MARKET
                                                  NUMBER OF      VALUE
                                                   SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    NON-ENERGY MINERALS-3.91%
    Eagle Materials............................        2,170   $  103,075
  + NS Group...................................        1,740       95,839
  + Oregon Steel Mills.........................        1,810       91,695
                                                               ----------
                                                                  290,609
                                                               ----------
    PRODUCER MANUFACTURER-8.16%
    Actuant....................................        1,590       79,421
    Bucyrus International Class A..............        1,565       79,033
  + Gardner Denver.............................        3,450      132,824
    Manitowoc..................................        1,880       83,660
    Oshkosh Truck..............................        1,170       55,598
    Walter Industries..........................        1,670       96,276
    Watsco.....................................        1,350       80,757
                                                               ----------
                                                                  607,569
                                                               ----------
    RETAIL TRADE-6.84%
  + AnnTaylor Stores...........................        2,540      110,185
  + Children's Place...........................        1,620       97,281
  + Coldwater Creek............................        4,440      118,815
  + Hibbett Sporting Goods.....................        2,480       59,272
    Men's Wearhouse............................        2,110       63,933
  + NetFlix....................................        2,180       59,318
                                                               ----------
                                                                  508,804
                                                               ----------
    TECHNOLOGY SERVICES-11.59%
  + Blackboard.................................        2,980       86,301
  + Digitas....................................        2,850       33,117

                                                                 MARKET
                                                  NUMBER OF      VALUE
                                                   SHARES       (U.S. $)
    COMMON STOCK (CONTINUED)
    TECHNOLOGY SERVICES (CONTINUED)
  + Equinix....................................        1,640   $   89,970
  + Euronet Worldwide..........................        2,500       95,926
    Global Payments............................        1,740       84,477
  + j2 Global Communications...................        3,300      103,026
  + NeuStar Class A............................        2,370       79,988
  + salesforce.com.............................        1,750       46,655
  + SRA International..........................        2,140       56,988
    TALX.......................................        1,630       35,648
  + WebEx Communications.......................        3,370      119,770
  + WebSideStory...............................        2,520       30,744
                                                               ----------
                                                                  862,610
                                                               ----------
    TRANSPORTATION-0.68%
    UTi Worldwide..............................        2,000       50,460
                                                               ----------
                                                                   50,460
                                                               ----------
    TOTAL COMMON STOCK
     (COST $6,909,203).........................                 7,338,814
                                                               ----------
    SHORT-TERM INVESTMENT-4.60%
(.) Merrill Lynch Money Market Fund............      342,261      342,261
                                                               ----------
    TOTAL SHORT-TERM INVESTMENT
     (COST $342,261)...........................                   342,261
                                                               ----------

TOTAL MARKET VALUE OF SECURITIES-103.21% (COST
 $7,251,464)................................................   7,681,075
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(3.21%).....    (239,222)
                                                              ----------
NET ASSETS APPLICABLE TO 554,942 SHARES
 OUTSTANDING-100.00%........................................  $7,441,853
                                                              ==========
NET ASSET VALUE-GROWTH OPPORTUNITIES FUND STANDARD CLASS
 ($2,726,037 / 202,909 SHARES)..............................     $13.435
                                                              ==========
NET ASSET VALUE-GROWTH OPPORTUNITIES FUND SERVICE CLASS
 ($4,715,816 / 352,033 SHARES)..............................     $13.396
                                                              ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $7,113,133
Accumulated net realized loss on investments................    (100,891)
Net unrealized appreciation of investments..................     429,611
                                                              ----------
Total net assets............................................  $7,441,853
                                                              ==========

------------------

  + Non-income producing security for the period ended June 30,
    2006.
(.) Considered an affiliated company. See Note 2 in "Notes to
    Financial Statements."

                             See accompanying notes

                          Growth Opportunities Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS:
Other investments at market (Cost $6,909,203).............  $7,338,814
Investments in affiliated companies, at market (Cost
 $342,261)................................................     342,261
Receivable for securities sold............................     149,225
Dividends and interest receivable.........................       1,863
Subscriptions receivable..................................       2,179
Due from Lincoln Life.....................................      33,463
                                                            ----------
TOTAL ASSETS..............................................   7,867,805
                                                            ----------

LIABILITIES:
Cash overdraft............................................     195,382
Payable for securities purchased..........................     188,784
Liquidations payable......................................         215
Due to manager and affiliates.............................      19,319
Other accrued expenses....................................      22,252
                                                            ----------
TOTAL LIABILITIES.........................................     425,952
                                                            ----------
TOTAL NET ASSETS..........................................  $7,441,853
                                                            ==========

                             See accompanying notes

                          Growth Opportunities Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Income from investments in affiliated companies.............  $  6,044
Dividends...................................................     3,764
Interest....................................................       257
Foreign tax withheld........................................       (53)
                                                              --------
                                                                10,012
                                                              --------
EXPENSES:
Accounting and administration expenses......................    54,042
Management fees.............................................    24,539
Professional fees...........................................    15,107
Reports and statements to shareholders......................    10,712
Custodian fees..............................................    10,098
Trustees' fees..............................................     4,000
Distribution expenses-Service Class.........................     3,724
Other.......................................................     4,220
                                                              --------
                                                               126,442
Less expenses waived or absorbed............................   (93,468)
Less expense paid indirectly                                        (2)
                                                              --------
Total operating expenses....................................    32,972
                                                              --------
NET INVESTMENT LOSS.........................................   (22,960)
                                                              --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments............................   (67,109)
Net change in unrealized appreciation/depreciation of
 investments................................................    72,435
                                                              --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............     5,326
                                                              --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(17,634)
                                                              ========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                              SIX MONTHS
                                                 ENDED        5/3/05*
                                                6/30/06         TO
                                              (UNAUDITED)    12/31/05
                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment loss.........................  $  (22,960)   $   (17,582)
Net realized gain (loss) on investments.....     (67,109)       294,135
Net change in unrealized
 appreciation/depreciation of investments...      72,435        357,176
                                              -----------   -----------
Net increase (decrease) in net assets
 resulting from operations..................     (17,634)       633,729
                                              -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............................   1,921,415      3,137,919
 Service Class..............................   5,173,018      1,424,464
                                              -----------   -----------
                                               7,094,433      4,562,383
                                              -----------   -----------
Cost of shares repurchased:
 Standard Class.............................    (433,016)    (2,587,908)
 Service Class..............................  (1,356,547)      (453,587)
                                              -----------   -----------
                                              (1,789,563)    (3,041,495)
                                              -----------   -----------
Increase in net assets derived from capital
 share transactions.........................   5,304,870      1,520,888
                                              -----------   -----------
NET INCREASE IN NET ASSETS..................   5,287,236      2,154,617
NET ASSETS:
Beginning of period.........................   2,154,617              -
                                              -----------   -----------
End of period (there was no undistributed
 net investment income at either period
 end).......................................  $7,441,853    $ 2,154,617
                                              ===========   ===========

------------------
*Date of commencement of operations.

                             See accompanying notes

                          Growth Opportunities Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                     GROWTH OPPORTUNITIES FUND STANDARD CLASS

                                                              SIX MONTHS
                                                                 ENDED           5/3/05(2)
                                                              6/30/06(1)            TO
                                                              (UNAUDITED)        12/31/05
                                                              ----------------------------
Net asset value, beginning of period........................    $12.513           $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)......................................     (0.053)           (0.067)
Net realized and unrealized gain on investments.............      0.975             2.580
                                                                -------           -------
Total from investment operations............................      0.922             2.513
                                                                -------           -------
Net asset value, end of period..............................    $13.435           $12.513
                                                                =======           =======
Total return(4).............................................      7.37%            25.13%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................    $ 2,726           $ 1,165
Ratio of expenses to average net assets.....................      1.18%             1.18%(5)
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly................................      4.96%             6.61%
Ratio of net investment loss to average net assets..........     (0.78%)           (0.86%)
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly....................     (4.56%)           (6.29%)
Portfolio turnover..........................................       263%              376%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5)Ratio for the period ended December 31, 2005 including fees paid indirectly in accordance with Securities and Commission rules was 1.23%.

                             See accompanying notes

                          Growth Opportunities Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                     GROWTH OPPORTUNITIES FUND SERVICE CLASS

                                                              SIX MONTHS
                                                                 ENDED           5/3/05(2)
                                                              6/30/06(1)            TO
                                                              (UNAUDITED)        12/31/05
                                                              ----------------------------
Net asset value, beginning of period........................    $12.493           $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)......................................     (0.070)           (0.088)
Net realized and unrealized gain on investments.............      0.973             2.581
                                                                -------           -------
Total from investment operations............................      0.903             2.493
                                                                -------           -------

Net asset value, end of period..............................    $13.396           $12.493
                                                                =======           =======

Total return(4).............................................      7.23%            24.93%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................    $ 4,716           $   990
Ratio of expenses to average net assets.....................      1.43%             1.43%(5)
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly................................      5.21%             6.86%
Ratio of net investment loss to average net assets..........     (1.03%)           (1.11%)
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly....................     (4.81%)           (6.54%)
Portfolio turnover..........................................       263%              376%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5)Ratio for the period ended December 31, 2005 including fees paid indirectly in accordance with Securities and Commission rules was 1.48%.

                             See accompanying notes

                          Growth Opportunities Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Growth Opportunities Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is long-term capital growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $81 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.99% of the average daily net assets of the Fund.

Lincoln Life, an affiliate of DMC, has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses, exclusive of distribution fees, exceed 1.18% of average daily net assets. The Agreement will continue at least through April 30, 2007, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

Mercury Advisors (the "Sub-Advisor"), a division of Merrill Lynch Investment Managers, is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.50% for the first $100 million of the Fund's average daily net assets, 0.45% on the next $200 million, 0.40% on the next $200 million and 0.375% of any excess of the Fund's average daily net assets over $500 million.

                          Growth Opportunities Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
The Fund may invest uninvested cash in a money market fund advised by Merrill Lynch or its affiliates. The Merrill Lynch Money Market Fund charges no investment management fees. For the six months ended June 30, 2006, the Fund received distributions from the Money Market Fund of $6,044.

The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment sub-advisor. The commissions paid to these affiliated firms were $60 for the six months ended June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2006, fees for these services amounted to $32,498.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2006, fees for these support services amounted to $9,044.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2006, the Fund had receivables from or liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $ (5,514)
Accounting and Administration Fees Payable to DSC...........   (10,833)
Administration Fees Payable to Lincoln Life.................    (2,083)
Distribution Fees Payable to the Companies..................      (889)
Receivable from Lincoln Life................................    33,463

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2006, the Fund made purchases of $12,059,294 and sales of $6,576,007 of investment securities other than short-term investments.

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments was $7,338,761. At June 30, 2006, net unrealized appreciation was $342,314, of which $584,751 related to unrealized appreciation of investments and $242,437 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the six months ended June 30, 2006 and the period ended December 31, 2005. The Fund declared an ordinary income consent dividend of $310,335 for the year ended December 31, 2005. Such amount has been deemed paid and contributed to the Fund as additional paid in capital.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest..............................  $7,113,133
Accumulated capital losses.................................     (13,594)
Unrealized appreciation of investments.....................     342,314
                                                             ----------
Net assets.................................................  $7,441,853
                                                             ==========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                  ACCUMULATED     ACCUMULATED
                      NET         NET REALIZED   PAID-IN
                INVESTMENT LOSS   GAIN (LOSS)    CAPITAL
                ---------------   ------------   --------
                    $22,960        $(310,335)    $287,375

                         Growth Opportunities Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                              SIX MONTHS         PERIOD
                                                ENDED             ENDED
                                               6/30/06          12/31/05*
                                              ----------        ---------
Shares sold:
 Standard Class.............................    139,670          295,043
 Service Class..............................    376,408          116,364
                                               --------         --------
                                                516,078          411,407
                                               --------         --------
Shares repurchased:
 Standard Class.............................    (29,828)        (201,976)
 Service Class..............................   (103,622)         (37,117)
                                               --------         --------
                                               (133,450)        (239,093)
                                               --------         --------
Net increase................................    382,628          172,314
                                               ========         ========

------------------
*Commenced operations on May 3, 2005.

6. MARKET RISK
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

7. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2006, or at any time during the period.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                         Growth Opportunities Fund- 11

                               INTERNATIONAL FUND

                                (MONDRIAN LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               International Fund
                               Semiannual Report
                               June 30, 2006

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND

INDEX

DISCLOSURE OF FUND EXPENSES                                     1
COUNTRY AND SECTOR ALLOCATIONS                                  2
STATEMENT OF NET ASSETS                                         3
STATEMENT OF OPERATIONS                                         5
STATEMENTS OF CHANGES IN NET ASSETS                             5
FINANCIAL HIGHLIGHTS                                            6
NOTES TO FINANCIAL STATEMENTS                                   8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/06 to
                                 1/1/06      6/30/06      Ratios      6/30/06*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,112.40     0.86%         $4.50
Service Class                    1,000.00    1,111.00     1.11%          5.81
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,020.53     0.86%         $4.31
Service Class                    1,000.00    1,019.29     1.11%          5.56
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                             International Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND

COUNTRY AND SECTOR ALLOCATIONS
AS OF JUNE 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
COUNTRY                                                    OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   98.17%
------------------------------------------------------------------------
Australia                                                       9.81%
Belgium                                                         2.17%
Finland                                                         1.61%
France                                                         10.65%
Germany                                                         5.37%
Hong Kong                                                       2.63%
Italy                                                           5.39%
Japan                                                          15.34%
Netherlands                                                     5.10%
New Zealand                                                     0.97%
Singapore                                                       1.97%
South Africa                                                    0.90%
South Korea                                                     0.96%
Spain                                                           8.55%
Taiwan                                                          0.90%
United Kingdom                                                 25.85%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                1.68%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.85%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.15%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                                            PERCENTAGE
SECTORG                                                    OF NET ASSETS
------------------------------------------------------------------------
Automobiles & Components                                        4.99%
Banking & Finance                                              27.77%
Capital Goods                                                   2.97%
Computers & Technology                                          3.91%
Energy                                                         12.25%
Food, Beverage & Tobacco                                        8.50%
Health Care & Pharmaceuticals                                   6.22%
Insurance                                                       2.17%
Materials                                                       6.68%
Media                                                           2.15%
Other                                                           3.94%
Telecommunication Services                                      9.55%
Utilities                                                       7.07%
------------------------------------------------------------------------
TOTAL                                                          98.17%
------------------------------------------------------------------------

G Narrow industries are utilized for compliance purposes for diversification, whereas broad sectors are used for financial reporting.

                             International Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCK-98.17%P
    AUSTRALIA-9.81%
    Amcor....................................    1,502,235   $  7,457,458
    Coles Myer...............................    1,446,982     12,215,688
    Foster's Group...........................    3,866,440     15,717,197
    National Australia Bank..................      791,259     20,674,927
    Telstra..................................    4,146,034     11,338,541
    Wesfarmers...............................      281,822      7,399,375
                                                             ------------
                                                               74,803,186
                                                             ------------
    BELGIUM-2.17%
    Fortis Group.............................      484,413     16,524,424
                                                             ------------
                                                               16,524,424
                                                             ------------
    FINLAND-1.61%
    UPM-Kymmene..............................      570,344     12,292,050
                                                             ------------
                                                               12,292,050
                                                             ------------
    FRANCE-10.65%
  + Arkema...................................        4,913        191,724
    Carrefour Supermarche....................      195,252     11,447,947
    Cie de Saint-Gobain......................      213,545     15,268,232
    Renault..................................       68,071      7,313,562
    Societe Generale.........................      141,690     20,841,288
  + Suez Strip...............................       63,068            807
    Total....................................      397,896     26,184,391
                                                             ------------
                                                               81,247,951
                                                             ------------
    GERMANY-5.37%
    Bayer....................................      433,280     19,939,640
    RWE......................................      252,439     21,019,625
                                                             ------------
                                                               40,959,265
                                                             ------------
    HONG KONG-2.63%
    Hong Kong Electric Holdings..............    2,451,500     11,095,473
    Wharf Holdings...........................    2,513,000      8,930,797
                                                             ------------
                                                               20,026,270
                                                             ------------
    ITALY-5.39%
    Banca Intesa.............................    4,298,536     25,181,034
    UniCredito Italiano......................    2,038,592     15,957,662
                                                             ------------
                                                               41,138,696
                                                             ------------
    JAPAN-15.34%
    Canon....................................      461,700     22,635,130
    Hitachi..................................    1,045,000      6,903,961
    Kao......................................      277,000      7,249,981
    KDDI.....................................        2,954     18,147,887
    Millea Holdings..........................          471      8,767,197
    Nintendo.................................        1,200        201,346
    Takeda Pharmaceutical....................      372,000     23,146,385
    Toyota Motor.............................      456,300     23,885,675
    West Japan Railway.......................        1,457      6,048,023
                                                             ------------
                                                              116,985,585
                                                             ------------

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCK (CONTINUED)
    NETHERLANDS-5.10%
    ING Groep................................      572,048   $ 22,484,465
    Reed Elsevier............................    1,092,111     16,427,127
                                                             ------------
                                                               38,911,592
                                                             ------------
    NEW ZEALAND-0.97%
    Telecom Corporation of New Zealand.......    2,999,024      7,382,314
                                                             ------------
                                                                7,382,314
                                                             ------------
    SINGAPORE-1.97%
    Jardine Matheson Holdings................      336,000      5,913,600
    Oversea-Chinese Banking..................    2,192,400      9,141,637
                                                             ------------
                                                               15,055,237
                                                             ------------
    SOUTH AFRICA-0.90%
    Sasol....................................      178,520      6,842,230
                                                             ------------
                                                                6,842,230
                                                             ------------
    SOUTH KOREA-0.96%
    POSCO ADR................................      109,081      7,297,519
                                                             ------------
                                                                7,297,519
                                                             ------------
    SPAIN-8.55%
    Banco Santander Central
     Hispanoamericano........................      973,193     14,215,188
    Iberdrola................................      636,677     21,930,222
    Telefonica...............................    1,744,709     29,055,042
                                                             ------------
                                                               65,200,452
                                                             ------------
    TAIWAN-0.90%
    Chunghwa Telecom ADR.....................      373,100      6,891,157
                                                             ------------
                                                                6,891,157
                                                             ------------
    UNITED KINGDOM-25.85%
    Aviva....................................      548,995      7,776,654
    BG Group.................................    1,593,160     21,300,673
    BOC Group................................      128,009      3,744,921
    Boots Group..............................      743,122     10,581,481
    BP.......................................    1,627,899     18,980,523
    Brambles Industries......................      702,310      5,587,858
    Compass Group............................      456,826      2,217,562
    GKN......................................    1,353,169      6,837,665
    GlaxoSmithKline..........................      868,624     24,271,237
    HBOS.....................................    1,334,219     23,192,662
    Lloyds TSB Group.........................    1,712,876     16,819,616
    Royal Bank of Scotland Group.............      632,948     20,822,823
    Royal Dutch Shell Class A................      599,189     20,156,128
    Unilever.................................      661,695     14,879,456
                                                             ------------
                                                              197,169,259
                                                             ------------
    TOTAL COMMON STOCK
     (COST $533,138,363).....................                 748,727,187
                                                             ------------

                             International Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
 =/ COMMERCIAL PAPER-1.68%
Total Capital 5.272% 7/3/06..................  $12,840,000   $ 12,836,241
                                                             ------------
TOTAL COMMERCIAL PAPER
 (COST $12,836,241)..........................                  12,836,241
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-99.85% (COST
 $545,974,604)..............................................  $761,563,428
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.15%.......     1,176,597
                                                              ------------
NET ASSETS APPLICABLE TO 38,448,546 SHARES
 OUTSTANDING-100.00%........................................  $762,740,025
                                                              ============
NET ASSET VALUE-INTERNATIONAL FUND STANDARD CLASS
 ($618,901,007 / 31,189,242 SHARES).........................       $19.843
                                                              ============
NET ASSET VALUE-INTERNATIONAL FUND SERVICE CLASS
 ($143,839,018 / 7,259,304 SHARES)..........................       $19.814
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $523,556,730
Undistributed net investment income.........................    14,585,067
Accumulated net realized gain on investments................    10,131,512
Net unrealized appreciation of investments and foreign
 currencies.................................................   214,466,716
                                                              ------------
Total net assets............................................  $762,740,025
                                                              ============

------------------

 =/ The interest rate shown is the effective yield as of the time of purchase.
  P Securities have been classified by country of origin.
    Classification by type of business has been presented on page 2 in "Country and Sector Allocations."
  + Non-income producing security for the period ended June 30, 2006.

SUMMARY OF ABBREVIATIONS:
ADR-American Depositary Receipts
GBP-British Pound Sterling
EUR-European Monetary Units
JPY-Japanese Yen
USD-United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2006:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                             UNREALIZED
    CONTRACTS TO                                            APPRECIATION
 RECEIVE (DELIVER)     IN EXCHANGE FOR   SETTLEMENT DATE   (DEPRECIATION)
--------------------   ---------------   ---------------   --------------
EUR    518,323          USD  (661,380)      7/03/06         $     1,633
GBP (17,345,500  )     USD 30,988,430       7/31/06          (1,110,527)
JPY (162,006,356 )      USD 1,408,481       7/05/06              (7,999)
                                                            -----------
                                                            $(1,116,893)
                                                            ===========

(1)See Note 6 in "Notes to Financial Statements."

                             See accompanying notes

                             International Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)


INVESTMENT INCOME:
Dividends................................................  $19,987,457
Interest.................................................      322,173
Foreign tax withheld.....................................   (1,354,164)
                                                           -----------
                                                            18,955,466
                                                           -----------
EXPENSES:
Management fees..........................................    2,653,927
Accounting and administration expenses...................      261,603
Distribution expenses-Service Class......................      167,208
Custodian fees...........................................      150,276
Reports and statements to shareholders...................       46,522
Professional fees........................................       16,604
Trustees' fees...........................................        4,000
Other....................................................       18,426
                                                           -----------
                                                             3,318,566
Less expense paid indirectly.............................       (2,600)
                                                           -----------
Total operating expenses.................................    3,315,966
                                                           -----------
NET INVESTMENT INCOME....................................   15,639,500
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain on:
 Investments.............................................   24,036,455
 Foreign currencies......................................      217,831
                                                           -----------
Net realized gain........................................   24,254,286
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies......................   38,488,107
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES......................................   62,742,393
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $78,381,893
                                                           ===========

                             See accompanying notes
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED
                                              6/30/06       YEAR ENDED
                                            (UNAUDITED)      12/31/05
                                            ------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income.....................  $ 15,639,500   $ 14,593,428
Net realized gain on investments and
 foreign currencies.......................    24,254,286      9,473,616
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies...................    38,488,107     47,264,717
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................    78,381,893     71,331,761
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................    (4,461,715)   (10,654,178)
 Service Class............................      (984,453)    (2,030,651)
                                            ------------   ------------
                                              (5,446,168)   (12,684,829)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................    68,997,602     99,060,662
 Service Class............................    24,951,629     58,487,860
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................     4,461,715     10,654,178
 Service Class............................       984,453      2,030,651
                                            ------------   ------------
                                              99,395,399    170,233,351
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (65,460,901)   (42,492,315)
 Service Class............................   (17,746,131)   (12,317,966)
                                            ------------   ------------
                                             (83,207,032)   (54,810,281)
                                            ------------   ------------
Increase in net assets derived from
 capital share transactions...............    16,188,367    115,423,070
                                            ------------   ------------
NET INCREASE IN NET ASSETS................    89,124,092    174,070,002
NET ASSETS:
Beginning of period.......................   673,615,933    499,545,931
                                            ------------   ------------
End of period (including undistributed net
 investment income of $14,585,067 and
 $4,173,904, respectively)................  $762,740,025   $673,615,933
                                            ============   ============

                             See accompanying notes

                             International Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      INTERNATIONAL FUND STANDARD CLASS
                                             SIX MONTHS
                                                ENDED
                                             6/30/06(1)                                   YEAR ENDED
                                             (UNAUDITED)      12/31/05      12/31/04      12/31/03(2)      12/31/02      12/31/01
                                             ------------------------------------------------------------------------------------
Net asset value, beginning of period.......   $ 17.966        $ 16.304      $ 13.620       $  9.797        $ 11.155      $ 13.769

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)...................      0.412           0.436         0.332          0.311           0.199         0.212
Net realized and unrealized gain (loss) on
 investments and foreign currencies........      1.610           1.587         2.509          3.745          (1.403)       (1.469)
                                              --------        --------      --------       --------        --------      --------
Total from investment operations...........      2.022           2.023         2.841          4.056          (1.204)       (1.257)
                                              --------        --------      --------       --------        --------      --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................     (0.145)         (0.361)       (0.157)        (0.233)         (0.154)       (0.259)
Net realized gain on investments...........          -               -             -              -               -        (1.098)
                                              --------        --------      --------       --------        --------      --------
Total dividends and distributions..........     (0.145)         (0.361)       (0.157)        (0.233)         (0.154)       (1.357)
                                              --------        --------      --------       --------        --------      --------

Net asset value, end of period.............   $ 19.843        $ 17.966      $ 16.304       $ 13.620        $  9.797      $ 11.155
                                              ========        ========      ========       ========        ========      ========

Total return(4)............................     11.24%          12.54%        20.94%         41.62%         (10.78%)       (9.96%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....   $618,901        $550,669      $435,012       $352,183        $255,516      $320,680
Ratio of expenses to average net assets....      0.86%           0.92%         0.98%          1.04%           1.02%         0.99%
Ratio of net investment income to average
 net assets................................      4.29%           2.58%         2.33%          2.81%           1.84%         1.74%
Portfolio turnover.........................        19%              7%            9%            14%              9%           13%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National International Fund, Inc. was merged into the International Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National International Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                             International Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                        INTERNATIONAL FUND SERVICE CLASS

                                                   SIX MONTHS
                                                     ENDED                                      5/15/03(2)
                                                   6/30/06(1)             YEAR ENDED                TO
                                                  (UNAUDITED)       12/31/05      12/31/04       12/31/03
                                                  --------------------------------------------------------
Net asset value, beginning of period............    $ 17.957        $ 16.297      $13.616         $10.573

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)........................       0.388           0.394        0.296           0.154
Net realized and unrealized gain on investments
 and foreign currencies.........................       1.608           1.585        2.507           3.107
                                                    --------        --------      -------         -------
Total from investment operations................       1.996           1.979        2.803           3.261
                                                    --------        --------      -------         -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...........................      (0.139)         (0.319)      (0.122)         (0.218)
                                                    --------        --------      -------         -------
Total dividends and distributions...............      (0.139)         (0.319)      (0.122)         (0.218)
                                                    --------        --------      -------         -------

Net asset value, end of period..................    $ 19.814        $ 17.957      $16.297         $13.616
                                                    ========        ========      =======         =======
Total return(4).................................      11.10%          12.26%       20.63%          31.03%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).........    $143,839        $122,947      $64,534         $12,775
Ratio of expenses to average net assets.........       1.11%           1.17%        1.23%           1.26%
Ratio of net investment income to average net
 assets.........................................       4.04%           2.33%        2.08%           2.08%
Portfolio turnover..............................         19%              7%           9%             14%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                             International Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the International Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $10,099 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

                             International Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.90% of the first $200 million of the average daily net assets of the Fund, 0.75% of the next $200 million, and 0.60% of the average daily net assets of the Fund in excess of $400 million.

Mondrian Investment Partners Ltd. (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.20% of the Fund's average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2006, fees for these services amounted to $240,233.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2006, fees for these support services amounted to $8,870.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2006, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $437,131
Accounting and Administration Fees Payable to DSC...........    83,165
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................    28,320

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2006, the Fund made purchases of $91,199,694 and sales of $68,710,450 of investment securities other than short-term investments.

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments was $546,307,122. At June 30, 2006, net unrealized appreciation was $215,256,306, of which $227,564,020 related to unrealized appreciation of investments and $12,307,714 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                                           SIX MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/06*          12/31/05
                                           ----------        -----------
Ordinary income..........................  $5,446,168        $12,684,829

------------------
*Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $523,556,730
Undistributed ordinary income...........................     13,468,174
Capital loss carryforwards..............................    (13,572,425)
Six month period realized gain..........................     24,036,455
Unrealized appreciation of investments and foreign
 currencies.............................................    215,251,091
                                                           ------------
Net assets..............................................   $762,740,025
                                                           ============

                             International Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of forward foreign currency contracts for tax purposes.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

  UNDISTRIBUTED    ACCUMULATED
  NET INVESTMENT   NET REALIZED
      INCOME       GAIN (LOSS)
  --------------   ------------
                    $(217,831)
     $217,831

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $1,530,554 expires in 2010 and $12,041,871 expires in 2011. For the six months ended June 30, 2006, the Fund had capital gains of $24,036,455 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                            SIX MONTHS           YEAR
                                              ENDED             ENDED
                                             6/30/06           12/31/05
                                            ----------        ----------
Shares sold:
 Standard Class...........................  3,559,263          5,860,181
 Service Class............................  1,284,720          3,488,236
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class...........................    220,648            627,049
 Service Class............................     48,740            119,404
                                            ----------        ----------
                                            5,113,371         10,094,870
                                            ----------        ----------
Shares repurchased:
 Standard Class...........................  (3,241,635)       (2,517,141)
 Service Class............................   (920,887)          (720,829)
                                            ----------        ----------
                                            (4,162,522)       (3,237,970)
                                            ----------        ----------
Net increase..............................    950,849          6,856,900
                                            ==========        ==========

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION
Foreign Currency Exchange Contracts--The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

7. MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

                             International Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2006, or at any time during the period.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                             International Fund- 11

                                  MANAGED FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Managed Fund
                               Semiannual Report
                               June 30, 2006

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND

INDEX

DISCLOSURE OF FUND EXPENSES                                     1
SECTOR ALLOCATION AND CREDIT RATING BREAKDOWN                   2
STATEMENT OF NET ASSETS                                         3
STATEMENT OF OPERATIONS                                        14
STATEMENTS OF CHANGES IN NET ASSETS                            14
FINANCIAL HIGHLIGHTS                                           15
NOTES TO FINANCIAL STATEMENTS                                  17

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/06 to
                                 1/1/06      6/30/06      Ratios      6/30/06*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,013.70      0.50%        $2.50
Service Class                    1,000.00    1,012.50      0.75%         3.74
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,022.32      0.50%        $2.51
Service Class                    1,000.00    1,021.08      0.75%         3.76
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                Managed Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND

SECTOR ALLOCATION AND CREDIT RATING BREAKDOWN
AS OF JUNE 30, 2006

Sector designations may be different than the sector designations presented in other fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   65.14%
------------------------------------------------------------------------
Basic Materials                                                 2.93%
Business Services                                               1.03%
Capital Goods                                                   5.80%
Communication Services                                          1.15%
Consumer Discretionary                                          3.66%
Consumer Services                                               1.04%
Consumer Staples                                                4.03%
Credit Cyclicals                                                0.63%
Energy                                                          5.99%
Finance                                                        14.12%
Health Care                                                     7.40%
Media                                                           1.95%
Real Estate                                                     1.19%
Technology                                                     11.53%
Transportation                                                  1.03%
Utilities                                                       1.66%
------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  0.10%
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      0.97%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               6.21%
------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              0.83%
------------------------------------------------------------------------
COLLATERALIZED DEBT OBLIGATIONS                                 0.09%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           1.21%
------------------------------------------------------------------------
CORPORATE BONDS                                                12.60%
------------------------------------------------------------------------
Banking                                                         1.40%
Basic Industry                                                  0.40%
Brokerage                                                       0.63%
Capital Goods                                                   0.23%
Communications                                                  1.52%
Consumer Cyclical                                               1.62%

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
Consumer Non-Cyclical                                           1.08%
Electric                                                        1.60%
Energy                                                          0.18%
Finance                                                         0.97%
Insurance                                                       1.49%
Natural Gas                                                     0.60%
Real Estate                                                     0.21%
Technology                                                      0.19%
Transportation                                                  0.48%
------------------------------------------------------------------------
FOREIGN AGENCIES                                                0.16%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 0.59%
------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              1.48%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  4.37%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                       2.84%
------------------------------------------------------------------------
WARRANT                                                         0.00%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                6.54%
------------------------------------------------------------------------
INTEREST BEARING CERTIFICATE OF DEPOSIT                         0.96%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              104.09%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (4.09%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------
CREDIT RATING BREAKDOWN (AS A % OF FIXED INCOME INVESTMENTS)
------------------------------------------------------------------------
AAA+                                                           26.61%
AAA                                                            21.32%
AA                                                              3.28%
A                                                              26.40%
BBB                                                            18.07%
BB                                                              2.99%
B                                                               1.14%
NR                                                              0.19%
------------------------------------------------------------------------
TOTAL                                                         100.00%
------------------------------------------------------------------------

                                Managed Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S.$)
      COMMON STOCK-65.14%
      BASIC MATERIALS-2.93%
    + AK Steel Holding.......................       29,300   $    405,219
    + Century Aluminum.......................       10,000        356,900
      Chesapeake.............................       12,800        210,048
      Cytec Industries.......................        7,500        402,450
      Dow Chemical...........................       68,000      2,654,040
      duPont (E.I.) deNemours................       52,100      2,167,360
      Ferro..................................       13,000        207,480
      FMC....................................        5,800        373,462
      Freeport-McMoRan Copper & Gold Class
       B.....................................       27,600      1,529,316
      Georgia Gulf...........................        8,700        217,674
      Lubrizol...............................       32,700      1,303,095
    + NS Group...............................       10,200        561,816
    + PolyOne................................       41,600        365,248
      Steel Dynamics.........................       22,596      1,485,461
      United States Steel....................       35,600      2,496,272
      Wausau Paper...........................       17,900        222,855
      Worthington Industries.................       11,900        249,305
                                                             ------------
                                                               15,208,001
                                                             ------------
      BUSINESS SERVICES-1.03%
      Administaff............................        9,800        350,938
    + Armor Holdings.........................        7,700        422,191
      Healthcare Services Group..............       14,300        299,585
    + Kforce.................................       22,200        343,878
    + Labor Ready............................       15,100        342,015
      Manpower...............................       19,700      1,272,620
      McGrath RentCorp.......................       11,500        319,815
      Republic Services Class A..............       27,300      1,101,282
    + TeleTech Holdings......................       24,300        307,638
      UniFirst...............................        8,300        286,350
    + United Stationers......................        6,500        320,580
                                                             ------------
                                                                5,366,892
                                                             ------------
      CAPITAL GOODS-5.80%
      Acuity Brands..........................        8,400        326,844
    + AGCO...................................       13,500        355,320
      Applied Industrial Technologies........        9,300        226,083
      Barnes Group...........................       17,400        347,130
      Briggs & Stratton......................        6,200        192,882
      Caterpillar............................       44,000      3,277,120
      Crane..................................        8,300        345,280
      Cummins................................       14,700      1,797,075
      DRS Technologies.......................        6,500        316,875
      General Electric.......................      207,900      6,852,384
    + Genlyte Group..........................        5,700        412,851
      Goodrich (B.F.)........................       48,800      1,966,152
    + Grant Prideco..........................       58,700      2,626,825
    + Innovative Solutions & Support.........       17,700        248,862
    + Kadant.................................       11,900        273,700
      Lawson Products........................        7,000        275,940
      Lincoln Electric Holdings..............        6,500        407,225
      LSI Industries.........................       14,200        241,258

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S.$)
      COMMON STOCK (CONTINUED)
      CAPITAL GOODS (CONTINUED)
      Lufkin Industries......................        6,500   $    386,295
      Manitowoc..............................       11,100        493,950
      Northrop Grumman.......................       30,300      1,941,018
    + Orbital Sciences.......................       27,000        435,780
    + Rofin-Sinar Technologies...............        6,000        344,820
      Textron................................       31,400      2,894,452
      United Technologies....................       43,500      2,758,770
    + URS....................................        8,100        340,200
                                                             ------------
                                                               30,085,091
                                                             ------------
      COMMUNICATION SERVICES-1.15%
      Sprint Nextel..........................      111,100      2,220,889
      Verizon Communications.................      112,100      3,754,229
                                                             ------------
                                                                5,975,118
                                                             ------------
      CONSUMER DISCRETIONARY-3.66%
      Abercrombie & Fitch Class A............       29,000      1,607,470
      Best Buy...............................       32,200      1,765,848
    + Charming Shoppes.......................       38,800        436,112
    + Children's Place.......................        6,100        366,305
    + Coach..................................       64,000      1,913,600
      Federated Department Stores............       33,000      1,207,800
      Gap....................................       87,700      1,525,980
    + Guitar Center..........................        7,800        346,866
      Home Depot.............................       93,000      3,328,470
    + Jos A Bank Clothiers...................        9,450        226,422
      NIKE...................................       21,500      1,741,500
    + Pacific Sunwear of California..........       16,800        301,224
      Phillips-Van Heusen....................       10,000        381,600
    + Quiksilver.............................       26,400        321,552
      Stage Stores...........................       13,900        458,700
      Stride Rite............................       23,400        308,646
    + True Religion Apparel..................       13,200        233,640
    + Urban Outfitters.......................       94,100      1,645,809
      Wal-Mart Stores........................       18,700        900,779
                                                             ------------
                                                               19,018,323
                                                             ------------
      CONSUMER SERVICES-1.04%
    + Buffalo Wild Wings.....................        6,000        229,860
      CKE Restaurants........................       18,800        312,268
      IHOP...................................        7,700        370,216
      Lone Star Steakhouse & Saloon..........        8,100        212,463
      Marriott International Class A.........       46,600      1,776,392
      McDonald's.............................       56,200      1,888,320
    + Papa John's International..............        8,800        292,160
    + Shuffle Master.........................        9,800        321,244
                                                             ------------
                                                                5,402,923
                                                             ------------
      CONSUMER STAPLES-4.03%
      Altria Group...........................       18,900      1,387,827
      Casey's General Stores.................       19,800        495,198
      Chiquita Brands International..........       13,500        186,030
      CVS....................................       88,800      2,726,160
      Fortune Brands.........................       36,200      2,570,562

                                Managed Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S.$)
      COMMON STOCK (CONTINUED)
      CONSUMER STAPLES (CONTINUED)
      Kellogg................................       22,500   $  1,089,675
      Kimberly-Clark.........................       28,500      1,758,450
      Longs Drug Stores......................        5,600        255,472
      Nu Skin Enterprises Class A............       13,500        200,475
      PepsiCo................................       72,900      4,376,916
      Procter & Gamble.......................      105,600      5,871,360
                                                             ------------
                                                               20,918,125
                                                             ------------
      CREDIT CYCLICALS-0.63%
      D.R. Horton............................       73,700      1,755,534
    + Jacuzzi Brands.........................       29,000        255,200
      M/I Homes..............................        6,300        221,004
    + Meritage Homes.........................        4,600        217,350
      Thor Industries........................        9,800        474,810
    + Williams Scotsman International........       14,800        323,232
                                                             ------------
                                                                3,247,130
                                                             ------------
      ENERGY-5.99%
      ConocoPhillips.........................       43,900      2,876,767
      EOG Resources..........................       27,400      1,899,916
      Exxon Mobil............................      154,700      9,490,845
    + Grey Wolf..............................       44,400        341,880
    + Hercules Offshore......................       10,900        381,500
    + James River Coal.......................        7,000        185,430
      Massey Energy..........................       37,900      1,364,400
    + National Oilwell Varco.................       40,100      2,539,132
    + Newfield Exploration...................       44,400      2,172,936
      Occidental Petroleum...................       28,600      2,932,930
    + Oceaneering International..............        8,200        375,970
    + Oil States International...............       12,800        438,784
      Penn Virginia..........................        4,800        335,424
    + Petroquest Energy......................       32,800        402,784
      St Mary Land & Exploration.............       33,900      1,364,475
      Tidewater..............................       27,300      1,343,160
    + Transocean.............................       18,600      1,493,952
    + Universal Compression Holdings.........        6,200        390,414
    + Veritas DGC............................        7,500        386,850
      World Fuel Services....................        8,800        402,072
                                                             ------------
                                                               31,119,621
                                                             ------------
      FINANCE-14.12%
      ADVANTA................................        9,700        348,715
    + Affiliated Managers Group..............       20,200      1,755,178
      Allstate...............................       36,100      1,975,753
      American Home Mortgage Investment......       11,000        405,460
      American International Group...........       55,200      3,259,560
      AmerUs Group...........................        4,400        257,620
      Bancfirst..............................        7,300        326,675
      Bank of America........................      151,900      7,306,390
      Bankunited Financial Class A...........       12,900        393,708
      Berkley (W.R.).........................       42,500      1,450,525
      Capital One Financial..................       14,700      1,256,115
      Center Financial.......................       14,000        330,960
      Cigna..................................       19,500      1,920,945

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S.$)
      COMMON STOCK (CONTINUED)
      FINANCE (CONTINUED)
      CIT Group..............................       36,900   $  1,929,501
      Citigroup..............................      162,100      7,819,704
      City Holding...........................       11,400        411,996
      Commercial Capital Bancorp.............       24,800        390,600
    + CompuCredit............................        9,300        357,492
      Dime Community Bancshares..............       15,200        206,264
      Direct General.........................       21,100        357,012
      Everest Re Group.......................       14,800      1,281,236
      FBL Financial Group Class A............        8,700        281,880
      First Midwest Bancorp..................        6,600        244,728
      First Place Financial Ohio.............       11,900        273,819
    + FirstFed Financial.....................        7,800        449,826
      Freddie Mac............................       34,400      1,961,144
      Frontier Financial.....................       13,800        469,062
      Greater Bay Bancorp....................       16,300        468,625
      Hanover Insurance......................       10,700        507,822
      JPMorgan Chase.........................      115,300      4,842,600
      Kansas City Life Insurance.............        4,500        189,765
      MainSource Financial Group.............       12,000        209,160
    + MarketAxess Holdings...................       24,000        264,240
      Mellon Financial.......................       62,500      2,151,875
      Merrill Lynch..........................       49,400      3,436,264
      MetLife................................       32,400      1,659,204
      Morgan Stanley.........................       62,200      3,931,662
      North Fork Bancorporation..............       59,700      1,801,149
      Ohio Casualty..........................       16,900        502,437
      PFF Bancorp............................       11,600        384,656
      PMI Group..............................       32,400      1,444,392
      Presidential Life......................       13,800        339,204
      Prudential Financial...................       27,400      2,128,980
      Republic Bancorp.......................       24,260        300,581
      RLI....................................        7,500        361,350
      TierOne................................       13,200        445,764
    + Triad Guaranty.........................        5,800        283,504
      Trustmark..............................        9,400        291,118
      U.S. Bancorp...........................       94,400      2,915,072
    + United America Indemnity...............       14,200        295,928
      UnitedHealth Group.....................       76,200      3,412,236
      Waddell & Reed Financial Class A.......       14,800        304,288
    + WellPoint..............................       35,700      2,597,889
      West Coast Bancorp Oregon..............       14,200        418,474
                                                             ------------
                                                               73,310,107
                                                             ------------
      HEALTH CARE-7.40%
      Abbott Laboratories....................       57,100      2,490,131
    + Adolor.................................       16,800        420,168
    + Alkermes...............................       15,800        298,936
    + Amgen..................................       61,200      3,992,076
    + Applera Corp-Celera Genomics...........       23,400        303,030
    + Bio-Rad Laboratories Class A...........        4,500        292,230
      Biomet.................................       28,200        882,378
    + Candela................................       18,300        290,238
    + Digene.................................       10,200        395,148

                                Managed Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S.$)
      COMMON STOCK (CONTINUED)
      HEALTH CARE (CONTINUED)
    + Express Scripts Class A................       22,200   $  1,592,628
    + Gen-Probe..............................       33,800      1,824,524
    + Genentech..............................       26,100      2,134,980
    + Geron..................................       29,700        204,930
    + Gilead Sciences........................       31,600      1,869,456
    + Healthways.............................        8,700        457,968
      Johnson & Johnson......................       87,600      5,248,992
    + LifePoint Hospitals....................        7,400        237,762
    + Medarex................................       27,100        260,431
      Medtronic..............................       38,300      1,797,036
      Mentor.................................        7,100        308,850
    + MGI PHARMA.............................       16,100        346,150
    + Myogen.................................        9,800        284,200
    + Neurometrix............................        8,400        255,864
    + Noven Pharmaceuticals..................       17,800        318,620
      Owens & Minor..........................        9,100        260,260
      Pfizer.................................      157,100      3,687,137
    + Pharmion...............................       14,900        253,747
      PolyMedica.............................        6,200        222,952
      Quest Diagnostics......................       23,400      1,402,128
    + Res-Care...............................       23,300        466,000
    + Sciele Pharma..........................       17,500        405,825
    + Techne.................................        5,100        259,692
    + Telik..................................       15,300        252,450
    + United Therapeutics....................        6,300        363,951
    + Vertex Pharmaceuticals.................       26,500        972,815
      Vital Signs............................        5,200        257,556
      West Pharmaceutical Services...........       10,700        388,196
      Wyeth..................................       61,700      2,740,097
                                                             ------------
                                                               38,439,532
                                                             ------------
      MEDIA-1.95%
      CBS Class B............................       42,900      1,160,445
    + Comcast Class A........................       34,800      1,139,352
    + Comcast Special Class A................       23,800        780,164
      Disney (Walt)..........................       74,900      2,247,000
    + infoUSA................................       27,200        280,432
      Journal Communications Class A.........       13,200        148,368
    + Scholastic.............................        5,800        150,626
      Time Warner............................      153,600      2,657,280
    + Viacom Class B.........................       42,900      1,537,536
                                                             ------------
                                                               10,101,203
                                                             ------------
      REAL ESTATE-1.19%
      Brandywine Realty Trust................       15,472        497,734
      Developers Diversified Realty..........       27,900      1,455,822
      Equity Inns............................       23,500        389,160
      First Industrial Realty Trust..........        7,300        276,962
      Glimcher Realty Trust..................       11,900        295,239
      Home Properties........................        7,100        394,121
      Maguire Properties.....................        8,100        284,877
      Nationwide Health Properties...........       14,400        324,144
      Pennsylvania Real Estate Investment
       Trust.................................        7,500        302,775

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S.$)
      COMMON STOCK (CONTINUED)
      REAL ESTATE (CONTINUED)
      ProLogis...............................       25,700   $  1,339,484
      Senior Housing Properties Trust........       16,000        286,560
      Sovran Self Storage....................        6,100        309,819
                                                             ------------
                                                                6,156,697
                                                             ------------
      TECHNOLOGY-11.53%
    + Adobe Systems..........................       42,500      1,290,300
    + AMIS Holdings..........................       22,400        224,000
    + Anixter International..................        7,400        351,204
      Applied Materials......................      163,500      2,661,780
    + Axcelis Technologies...................       58,100        342,790
    + BEA Systems............................      130,600      1,709,554
    + Blackboard.............................        9,700        280,912
    + CACI International.....................        5,700        332,481
    + Cisco Systems..........................      199,300      3,892,329
    + Corning................................       60,400      1,461,076
    + Cymer..................................        9,500        441,370
    + Dell...................................       51,800      1,264,438
    + Digital River..........................        8,700        351,393
    + Digitas................................       18,200        211,484
    + Dionex.................................        5,400        295,164
    + Dobson Communications Class A..........       40,700        314,611
    + EarthLink..............................       25,500        220,830
    + eBay...................................       54,300      1,590,447
    + EMC....................................      153,300      1,681,701
    + FileNet................................       12,500        336,625
    + Google Class A.........................        6,000      2,515,980
      Hewlett-Packard........................       94,400      2,990,592
      Intel..................................      225,500      4,273,225
      International Business Machines........       50,600      3,887,092
    + Internet Security Systems..............       11,500        216,775
    + j2 Global Communications...............       14,000        437,080
    + Kulicke & Soffa Industries.............       26,600        197,106
    + Mercury Computer Systems...............       22,400        344,736
      Microsoft..............................      258,700      6,027,739
    + MIPS Technologies......................       46,600        282,862
      Motorola...............................      117,900      2,375,685
    + MTC Technologies.......................        9,200        217,396
    + Multi-Fineline Electronix..............        5,800        192,502
      National Semiconductor.................       73,800      1,760,130
    + NETGEAR................................       17,300        374,545
    + OmniVision Technologies................       14,500        306,240
    + ON Semiconductor.......................       54,800        322,224
    + Oracle.................................       90,100      1,305,549
    + Palm...................................       24,200        389,620
    + Photronics.............................       18,600        275,280
      Plantronics............................        7,300        162,133
    + Progress Software......................       11,500        269,215
      QUALCOMM...............................       65,700      2,632,599
    + Quality Systems........................        7,900        290,878
    + RadiSys................................       19,100        419,436
    + Secure Computing.......................       25,500        219,300
    + SI International.......................        8,800        269,808

                                Managed Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S.$)
      COMMON STOCK (CONTINUED)
      TECHNOLOGY (CONTINUED)
    + Skyworks Solutions.....................       56,900   $    313,519
    + Synaptics..............................       12,100        258,940
    + Tekelec................................       27,900        344,565
    + Tellabs................................      107,500      1,430,825
    + Tessera Technologies...................       15,600        429,000
      Texas Instruments......................       84,700      2,565,563
    + UbiquiTel..............................       27,600        285,384
      United Online..........................       16,100        193,200
    + Universal Electronics..................       10,100        178,871
    + Varian Semiconductor Equipment.........       15,500        505,455
    + Verint Systems.........................        8,400        245,196
    + Viasat.................................       13,900        356,952
    + WebEx Communications...................       11,300        401,602
    + Wind River Systems.....................       17,700        157,530
                                                             ------------
                                                               59,876,818
                                                             ------------
      TRANSPORTATION-1.03%
      Arkansas Best..........................        6,100        306,281
    + Bristow Group..........................        7,700        277,200
      FedEx..................................       12,300      1,437,378
    + HUB Group..............................       21,400        524,942
      Norfolk Southern.......................       42,600      2,267,172
      Pacer International....................       15,600        508,248
                                                             ------------
                                                                5,321,221
                                                             ------------
      UTILITIES-1.66%
      Black Hills............................        8,400        288,372
      Cascade Natural Gas....................       12,800        269,952
      Dominion Resources.....................       31,300      2,340,927
      Edison International...................       42,300      1,649,700
      Otter Tail.............................        9,600        262,368
      PPL....................................       45,800      1,479,340
      TXU....................................       39,100      2,337,789
                                                             ------------
                                                                8,628,448
                                                             ------------
      TOTAL COMMON STOCK
       (COST $247,679,966)...................                 338,175,250
                                                             ------------
                                                PRINCIPAL
                                                 AMOUNT
                                                 (U.S.$)
      AGENCY ASSET-BACKED SECURITIES-0.10%
   -- Fannie Mae Grantor Trust Series 2004-T4
       A3 4.42% 8/25/24......................  $   219,918        218,921
      Nelnet Educational Loan Funding Series
       2001-A A1 5.76% 7/1/12................      315,000        316,419
                                                             ------------
      TOTAL AGENCY ASSET-BACKED SECURITIES
       (COST $544,263).......................                     535,340
                                                             ------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                 (U.S.$)       (U.S.$)
      AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-0.97%
      Fannie Mae Grantor Trust Series 2001-T8
       A2 9.50% 7/25/41......................  $   162,276   $    173,475
      Fannie Mae
       Series 2003-122 AJ 4.50% 2/25/28......      231,494        222,518
       Series 2005-110 MB 5.50% 9/25/18......      500,000        493,209
      Fannie Mae Whole Loan Series 2004-W9
       2A1 6.50% 2/25/44.....................      352,787        355,981
      Freddie Mac
       Series 2662 MA 4.50% 10/15/31.........      430,903        418,441
       Series 2872 GC 5.00% 11/15/29.........      410,000        392,766
       Series 2890 PC 5.00% 7/15/30..........      575,000        551,753
       Series 2915 KP 5.00% 11/15/29.........      340,000        327,133
       Series 3022 MB 5.00% 12/15/28.........      615,000        595,986
       Series 3063 PC 5.00% 11/1/35..........      550,000        531,781
    S Freddie Mac Structured Pass-Through
       Securities
       Series T-58 2A 6.50% 9/25/43..........      278,326        280,450
        -- Series T-60 1A4C 5.395% 3/25/44...      365,000        358,673
      Government National Mortgage
       Association
       Series 2002-61 BA 4.648% 3/16/26......      348,877        340,954
                                                             ------------
      TOTAL AGENCY COLLATERALIZED MORTGAGE
       OBLIGATIONS
       (COST $5,203,203).....................                   5,043,120
                                                             ------------
      AGENCY MORTGAGE-BACKED SECURITIES-6.21%
      Fannie Mae 6.50% 8/1/17................      216,875        219,518
      Fannie Mae Relocation 15 yr 4.00%
       9/1/20................................      864,617        793,556
      Fannie Mae Relocation 30 yr
       4.00% 3/1/35..........................      454,259        399,890
       5.00% 1/1/34..........................      259,805        245,434
       5.00% 10/1/35.........................      238,730        224,928
       5.00% 2/1/36..........................      785,717        739,802
      Fannie Mae S.F. 15 yr TBA
       5.00% 7/1/21..........................    1,595,000      1,536,184
       5.50% 7/1/21..........................    1,340,000      1,315,294
      Fannie Mae S.F. 30 yr
       5.50% 3/1/29..........................      514,181        496,667
       5.50% 4/1/29..........................      342,157        330,502
       7.50% 6/1/31..........................       72,142         74,757
      Fannie Mae S.F. 30 yr TBA
       5.00% 7/1/36..........................    3,750,000      3,506,250
       5.50% 7/1/36..........................   14,240,000     13,679,299
       6.00% 7/1/36..........................    1,990,000      1,958,906
       6.50% 7/1/36..........................    4,460,000      4,483,694
       7.00% 7/1/36..........................      850,000        869,656
   -- Freddie Mac ARM 4.039% 4/1/34..........      245,650        243,884
      Freddie Mac Relocation 30 yr 5.00%
       9/1/33................................      554,403        525,470
      Freddie Mac S.F. 15 yr 4.00% 2/1/14....      230,766        218,651

                                Managed Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                 (U.S.$)       (U.S.$)
      AGENCY MORTGAGE-BACK SECURITIES (CONTINUED)
      Freddie Mac S.F. 30 yr 7.00% 11/1/33...  $    12,353   $     12,665
      Freddie Mac S.F. 30 yr TBA 5.00%
       7/1/36................................      345,000        322,252
      Government National Mortgage
       Association S.F. 30 yr 7.50%
       1/15/32...............................       34,467         36,040
                                                             ------------
      TOTAL AGENCY MORTGAGE-BACKED SECURITIES
       (COST $32,524,081)....................                  32,233,299
                                                             ------------
      AGENCY OBLIGATIONS-0.83%
      Fannie Mae
      (+)5.386% 10/9/19......................    1,460,000        666,322
       6.625% 9/15/09........................    1,020,000      1,055,281
      Federal Home Loan Bank
       3.50% 9/15/06.........................      330,000        328,699
       4.25% 9/14/07.........................    1,740,000      1,715,157
      Freddie Mac
       4.375% 11/16/07.......................      155,000        152,756
       4.75% 1/19/16.........................      430,000        406,203
                                                             ------------
      TOTAL AGENCY OBLIGATIONS
       (COST $4,421,574).....................                   4,324,418
                                                             ------------
  @=# COLLATERALIZED DEBT OBLIGATIONS-0.09%
      Alliance Capital Funding CBO Series 1
       A3 144A 5.84% 2/15/10.................       61,684         61,684
      Juniper CBO Series 1999-1A A1 144A
       6.83% 4/15/11.........................      126,530        127,495
      Magnetite Asset Investor CDO Series 3
       C1 144A 8.786% 1/31/08................      250,000        250,000
                                                             ------------
      TOTAL COLLATERALIZED DEBT OBLIGATIONS
       (COST $457,780).......................                     439,179
                                                             ------------
      COMMERCIAL MORTGAGE-BACKED SECURITIES-1.21%
   -- Banc of America Commercial Mortgage
       Series 2006-2 AJ 5.776% 5/10/45.......      325,000        320,023
    # Bear Stearns Commercial Mortgage
       Securities Series 2004-ESA E 144A
       5.064% 5/14/16........................      465,000        458,178
    S Commercial Mortgage Pass-Through
       Certificates
       #Series 2001-J1A A2 144A 6.457%
       2/14/34...............................      310,033        316,881
       Series 2006-C7 A2 5.69% 6/10/46.......      290,000        288,894
   -- Credit Suisse Mortgage Capital
       Certificates Series 2006-C1 AAB 5.681%
       2/15/39...............................      160,000        157,235
    # Crown Castle Towers Series 2005-1A C
       144A 5.074% 6/15/35...................      225,000        216,358
      GE Capital Commercial Mortgage Trust
       Series 2002-1A A3 6.269% 12/10/35.....      120,000        122,859
      Greenwich Capital Commercial Funding
       Series 2006-GG7 AJ 6.11% 7/10/16......      115,000        115,000
    # Hilton Hotel Pool Trust Series
       2000-HLTA A1 144A 7.055% 10/3/15......      144,730        148,969

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                 (U.S.$)       (U.S.$)
      COMMERCIAL MORTGAGE-BACKED
       SECURITIES (CONTINUED)
      JPMorgan Chase Commercial Mortgage
       Securities
       Series 2002-C1 A3 5.376% 7/12/37......  $   310,000   $    303,646
       Series 2003-C1 A2 4.985% 1/12/37......      580,000        554,523
        -- Series 2006-LDP7 AJ 5.876%
       4/15/45...............................      110,000        109,190
      LB-UBS Commercial Mortgage Trust Series
       2002-C1 A4 6.462% 3/15/31.............      485,000        500,461
      Merrill Lynch Mortgage Trust
       #Series 2002-MW1 J 144A 5.695%
       7/12/34...............................      275,000        256,091
        -- Series 2004-BPC1 A3 4.467%
       10/12/41..............................      225,000        211,607
       #Series 2005-GGP1 E 144A 4.33%
       11/15/10..............................      100,000         98,235
       #Series 2005-GGP1 F 144A 4.35%
       11/15/10..............................      100,000         98,198
        -- Series 2006-C1 AJ 5.844%
       5/12/39...............................      245,000        241,112
   -- Merrill Lynch/Countrywide Commercial
       Mortgage Trust
       Series 2006-2 AJ 5.917% 6/12/46.......      180,000        180,029
    # Morgan Stanley Capital I Series 1999-
       FNV1 G 144A 6.12% 3/15/31.............      145,000        144,801
 -- # Morgan Stanley Dean Witter Capital I
       Series 2001-TOP1 E 144A 7.551%
       2/15/33...............................      100,000        103,605
 -- # STRIPs III Series 2003-1A 144A
       3.308% 3/24/18........................      608,159        580,342
    # Tower 144A
       Series 2004-2A A 4.232% 12/15/14......      395,000        377,658
       Series 2006-1 B 5.588% 2/15/36........      160,000        156,752
       Series 2006-1 C 5.707% 2/15/36........      240,000        235,427
                                                             ------------
      TOTAL COMMERCIAL MORTGAGE-BACKED
       SECURITIES
       (COST $6,473,557).....................                   6,296,074
                                                             ------------
      CORPORATE BONDS-12.60%
      BANKING-1.40%
   -- Barclays Bank 6.278% 12/29/49..........      100,000         87,303
      Citigroup 5.875% 2/22/33...............      220,000        205,971
      Credit Suisse First Boston USA
       6.125% 11/15/11.......................      515,000        522,478
      First Union Institutional Capital II
       7.85% 1/1/27..........................      515,000        538,036
 -- # Glitnir Banki 144A 6.693% 6/15/16......      315,000        313,522
      HSBC Holdings 6.50% 5/2/36.............      345,000        340,265
      Marshall & Ilsley 3.95% 8/14/09........      690,000        657,544
      Popular North America
       4.25% 4/1/08..........................      480,000        467,043
        -- 5.41% 4/6/09......................      255,000        255,676
      Popular North America Capital Trust I
       6.564% 9/15/34........................      555,000        506,748
 -- # Rabobank Capital Funding II 144A
       5.26% 12/29/49........................      290,000        272,509
 -- # Resona Bank 144A 5.85% 9/29/49.........      550,000        512,632

                                Managed Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                 (U.S.$)       (U.S.$)
      CORPORATE BONDS (CONTINUED)
      BANKING (CONTINUED)
 -- # Shinsei Finance 144A 6.418% 1/29/49....  $   215,000   $    202,284
 -- # Skandinaviska Enskilda 144A
       8.125% 9/29/49........................      350,000        351,588
      Sovereign Capital Trust 7.908%
       6/13/36...............................      280,000        288,288
 -- # Sumitomo Mitsui 144A 5.625% 7/29/49....      700,000        653,981
    # Wachovia Capital Trust I 144A
       7.64% 1/15/27.........................      520,000        542,997
   -- Wachovia Capital Trust III 5.80%
       8/29/49...............................      545,000        529,403
                                                             ------------
                                                                7,248,268
                                                             ------------
      BASIC INDUSTRY-0.40%
      Barrick Gold Finance 7.50% 5/1/07......      390,000        395,510
      Lubrizol 4.625% 10/1/09................      190,000        183,074
      Newmont Gold 8.91% 1/5/09..............       55,408         58,317
      Smurfit Stone Container 9.25% 2/1/08...      180,000        188,100
      Southern Copper
       7.50% 7/27/35.........................      635,000        609,429
      #144A 7.50% 7/27/35....................      100,000         95,723
    # Stora Enso Oyj 144A 7.25% 4/15/36......      245,000        239,873
      Weyerhaeuser 7.125% 7/15/23............      300,000        295,638
                                                             ------------
                                                                2,065,664
                                                             ------------
      BROKERAGE-0.63%
   -- Ameriprise Financial 7.518% 6/1/66.....      330,000        332,573
      AMVESCAP 4.50% 12/15/09................      260,000        248,759
      E Trade Financial 8.00% 6/15/11........      105,000        107,625
      Goldman Sachs Group 6.345% 2/15/34.....      300,000        280,553
      JPM Capital Trust I 7.54% 1/15/27......      145,000        150,709
    # Kaupthing Bank 144A 7.125% 5/19/16.....      400,000        400,822
      LaBranche & Company 9.50% 5/15/09......      180,000        192,600
      Merrill Lynch 6.05% 5/16/16............      550,000        547,379
      Morgan Stanley
       5.05% 1/21/11.........................      180,000        174,742
       5.375% 10/15/15.......................      460,000        436,242
   -- UBS Preferred Funding Trust V
       6.243% 5/29/49........................      400,000        394,784
                                                             ------------
                                                                3,266,788
                                                             ------------
      CAPITAL GOODS-0.23%
      General Electric 5.00% 2/1/13..........      525,000        503,558
      Honeywell International 5.70%
       3/15/36...............................      210,000        197,020
      United Technologies 6.05% 6/1/36.......      265,000        261,577
      York International 6.625% 8/15/06......      230,000        230,154
                                                             ------------
                                                                1,192,309
                                                             ------------
      COMMUNICATIONS-1.52%
      AT&T
       7.30% 11/15/11........................      380,000        403,829
       8.00% 11/15/31........................      210,000        241,807
      BellSouth 4.20% 9/15/09................      200,000        190,811
      British Telecommunications 8.875%
       12/15/30..............................      235,000        289,626
      Citizens Communications 9.25%
       5/15/11...............................      325,000        351,000
      Comcast 6.50% 11/15/35.................      200,000        189,391
      Cox Communications 4.625% 1/15/10......      250,000        238,654
      CSC Holdings 8.125% 7/15/09............      145,000        148,263

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                 (U.S.$)       (U.S.$)
      CORPORATE BONDS (CONTINUED)
      COMMUNICATIONS (CONTINUED)
      Embarq 6.738% 6/1/13...................  $   260,000   $    259,567
      GTE California 7.65% 3/15/07...........      675,000        683,315
   -- Liberty Media 6.829% 9/17/06...........      293,000        293,982
      News America Holdings 7.75% 12/1/45....      230,000        242,598
      Nextel Communications 6.875%
       10/31/13..............................      500,000        503,484
      Sprint Capital
       7.625% 1/30/11........................      385,000        410,197
       8.75% 3/15/32.........................      485,000        586,531
      Telecom Italia Capital 4.00% 1/15/10...      525,000        491,678
      Telefonica Emisones
        -- 5.714% 6/19/09....................      270,000        270,340
       5.984% 6/20/11........................      180,000        179,529
       6.421% 6/20/16........................      150,000        149,961
       7.045% 6/20/36........................      340,000        340,871
      Telefonos de Mexico 4.50% 11/19/08.....      480,000        464,203
      Time Warner Entertainment 8.375%
       3/15/23...............................      125,000        139,321
    # Viacom 144A
        -- 5.691% 6/16/09....................      415,000        415,132
       5.75% 4/30/11.........................      270,000        265,474
    # Windstream 144A
       8.125% 8/1/13.........................       55,000         56,375
       8.625% 8/1/16.........................      115,000        118,163
                                                             ------------
                                                                7,924,102
                                                             ------------
      CONSUMER CYCLICAL-1.62%
      Centex
       4.875% 8/15/08........................      685,000        669,678
        -- 5.399% 8/1/07.....................      360,000        360,253
      Corrections Corporation of America
       7.50% 5/1/11..........................      115,000        116,438
   -- DaimlerChrysler Holding 5.74%
       3/13/09...............................      485,000        485,692
      Ford Motor 7.45% 7/16/31...............      190,000        138,225
      Ford Motor Credit 5.70% 1/15/10........      375,000        328,728
      Fortune Brands 5.125% 1/15/11..........      290,000        278,021
      General Motors 8.375% 7/15/33..........      350,000        283,500
      General Motors Acceptance Corporation
       6.875% 9/15/11........................    1,175,000      1,122,333
       8.00% 11/1/31.........................      450,000        433,659
      Home Depot 5.40% 3/1/16................      245,000        235,286
      Johnson Controls 5.00% 11/15/06........      145,000        144,513
      Lodgenet Entertainment 9.50% 6/15/13...      230,000        246,100
      Mandalay Resort Group 9.50% 8/1/08.....      105,000        111,563
      May Department Stores 3.95% 7/15/07....      560,000        549,187
      MGM MIRAGE 9.75% 6/1/07................      260,000        268,450
    # Neiman Marcus 144A 10.375% 10/15/15....      235,000        250,863
      Penney (J.C.)
       7.625% 3/1/97.........................      840,000        836,584
       8.00% 3/1/10..........................      195,000        207,918
      Time Warner 8.18% 8/15/07..............      825,000        846,613
      Visteon 8.25% 8/1/10...................      525,000        493,500
                                                             ------------
                                                                8,407,104
                                                             ------------

                                Managed Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                 (U.S.$)       (U.S.$)
      CORPORATE BONDS (CONTINUED)
      CONSUMER NON-CYCLICAL-1.08%
    # AmerisourceBergen 144A 5.875% 9/15/15..  $   540,000   $    511,650
      Anheuser-Busch 5.75% 4/1/36............      210,000        197,611
      Baxter International 5.196% 2/16/08....      280,000        277,658
      HCA 5.50% 12/1/09......................      370,000        358,403
      Humana 6.45% 6/1/16....................      265,000        262,785
      Kraft Foods
       4.125% 11/12/09.......................      415,000        394,754
       6.50% 11/1/31.........................       20,000         20,035
      Kroger 6.375% 3/1/08...................      330,000        332,515
      Medco Health Solutions 7.25% 8/15/13...      495,000        524,834
      MedPartners 7.375% 10/1/06.............      810,000        813,037
      Medtronic 4.75% 9/15/15................      195,000        178,534
      President and Fellows of Harvard
       College
       6.30% 10/1/37.........................      430,000        433,964
      US Oncology 9.00% 8/15/12..............      205,000        214,225
      UST 6.625% 7/15/12.....................      330,000        339,859
      WellPoint
       4.25% 12/15/09........................      210,000        200,461
       5.85% 1/15/36.........................      220,000        197,235
      Wyeth 5.50% 2/1/14.....................      340,000        329,023
                                                             ------------
                                                                5,586,583
                                                             ------------
      ELECTRIC-1.60%
   -- Alabama Power 4.75% 10/1/42............      615,000        607,293
      Ameren 4.263% 5/15/07..................      330,000        325,673
   -- AVA Capital Trust III 6.50% 4/1/34.....      140,000        137,673
      Avista
       7.75% 1/1/07..........................      380,000        383,296
       9.75% 6/1/08..........................      315,000        334,973
      CC Fund Trust I 6.90% 2/16/07..........      295,000        296,699
      Consolidated Edison 6.20% 6/15/36......      300,000        293,047
      Consumers Energy 6.00% 2/15/14.........      505,000        499,388
      Dominion Resources
       5.687% 5/15/08........................      385,000        383,974
   --  5.79% 9/28/07.........................      345,000        345,330
      Duke Capital
       4.331% 11/16/06.......................      165,000        164,292
       5.668% 8/15/14........................      415,000        401,801
      FPL Group Capital 4.086% 2/16/07.......      160,000        158,449
   -- Nisource Finance 5.764% 11/23/09.......      260,000        260,522
      Northern State Power 6.25% 6/1/36......      335,000        333,895
      NRG Energy 7.375% 2/1/16...............      140,000        136,850
      Oncor Electric Delivery 7.00% 5/1/32...      175,000        182,176
      Pepco Holdings
       5.50% 8/15/07.........................      445,000        443,519
   --  5.856% 6/1/10.........................      360,000        361,322
    # Power Contract Financing 144A
       6.256% 2/1/10.........................      615,000        615,326
   -- Progress Energy 5.518% 1/15/10.........      410,000        411,676
      PSEG Funding Trust 5.381% 11/16/07.....      660,000        655,464
      Southern Capital Funding 5.30%
       2/1/07................................      225,000        223,987
      Tampa Electric 6.55% 5/15/36...........      215,000        216,556

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                 (U.S.$)       (U.S.$)
      CORPORATE BONDS (CONTINUED)
      ELECTRIC (CONTINUED)
      TECO Energy 7.20% 5/1/11...............  $    35,000   $     35,394
      Xcel Energy 6.50% 7/1/36...............      125,000        122,990
                                                             ------------
                                                                8,331,565
                                                             ------------
      ENERGY-0.18%
    # Canadian Oil Sands 144A 4.80%
       8/10/09...............................      380,000        368,261
      Nexen 5.875% 3/10/35...................      200,000        177,135
      USX 9.125% 1/15/13.....................      325,000        379,467
                                                             ------------
                                                                  924,863
                                                             ------------
      FINANCE-0.97%
      American General Finance 4.875%
       7/15/12...............................      310,000        293,657
   -- HSBC Finance Capital Trust IX
       5.911% 11/30/35.......................      300,000        286,800
      International Lease Finance 4.625%
       6/2/08................................       25,000         24,530
   -- MUFG Capital Finance 1 6.346% 7/29/49..      285,000        275,410
      Nuveen Investments 5.00% 9/15/10.......      495,000        476,369
      Residential Capital
       6.00% 2/22/11.........................      360,000        349,177
       6.125% 11/21/08.......................      325,000        321,408
       6.375% 6/30/10........................      261,000        257,671
   --  6.489% 11/21/08.......................      175,000        175,814
       6.50% 4/17/13.........................      395,000        388,155
       6.875% 6/30/15........................      965,000        962,431
 -- # Residential Capital 144A 6.898%
       4/17/09...............................      475,000        475,330
 -- # Resona Preferred Global Securities
       Cayman
       144A 7.191% 12/29/49..................      760,000        763,587
                                                             ------------
                                                                5,050,339
                                                             ------------
      INSURANCE-1.49%
      AmerUs Group 6.583% 5/16/11............      440,000        440,370
    # Farmers Insurance Exchange 144A
       6.00% 8/1/14..........................      375,000        361,275
       8.625% 5/1/24.........................    1,125,000      1,251,185
      Marsh & McLennan
       5.15% 9/15/10.........................      475,000        458,910
   --  5.19% 7/13/07.........................      525,000        524,820
      MetLife
       5.00% 6/15/15.........................      225,000        208,504
       5.70% 6/15/35.........................       50,000         44,751
    # Nationwide Mutual Insurance 144A 7.875%
       4/1/33................................      380,000        422,621
    # Nippon Life Insurance 144A 4.875%
       8/9/10................................      320,000        307,819
 -- S# North Front Pass-Through Trust 144A
       5.81% 12/15/24........................      700,000        666,607
 -- # Premium Asset Trust Series 2005-2 144A
       5.191% 2/2/07.........................      400,000        399,752
      Safeco Capital Trust I 8.072%
       7/15/37...............................      570,000        599,353
      St. Paul Travelers 5.01% 8/16/07.......      335,000        331,265
 -- S# Twin Reefs Pass-Through Trust 144A
       6.17% 12/31/49........................      700,000        700,032

                                Managed Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                 (U.S.$)       (U.S.$)
      CORPORATE BONDS (CONTINUED)
      INSURANCE (CONTINUED)
      Willis Group
       5.125% 7/15/10........................  $   295,000   $    284,810
       5.625% 7/15/15........................      300,000        279,086
 -- # ZFS Finance USA Trust I 144A 6.45%
       12/15/65..............................      500,000        458,266
                                                             ------------
                                                                7,739,426
                                                             ------------
      NATURAL GAS-0.60%
      Atmos Energy 4.00% 10/15/09............      415,000        391,726
        -- 5.443% 10/15/07...................      440,000        440,693
    # Caithness Coso Funding 144A 5.489%
       6/15/19...............................      288,724        279,029
      Enterprise Products Operating
       4.00% 10/15/07........................      270,000        262,785
       4.625% 10/15/09.......................      360,000        345,154
      Oneok 5.51% 2/16/08....................      305,000        303,140
      Sempra Energy
       4.621% 5/17/07........................      145,000        143,617
        -- 5.659% 5/21/08....................      380,000        380,358
      Valero Logistics Operations 6.05%
       3/15/13...............................      565,000        560,988
                                                             ------------
                                                                3,107,490
                                                             ------------
      REAL ESTATE-0.21%
   -- Brandywine Operating Partnership 5.415%
       4/1/09................................      415,000        415,514
      Developers Diversified Realty
       4.625% 8/1/10.........................      385,000        366,955
       5.375% 10/15/12.......................       60,000         57,735
      HRPT Properties Trust 5.75% 2/15/14....      245,000        236,238
                                                             ------------
                                                                1,076,442
                                                             ------------
      TECHNOLOGY-0.19%
      Motorola 4.608% 11/16/07...............      730,000        719,728
    # Sunguard Data Systems 144A 10.25%
       8/15/15...............................      270,000        280,463
                                                             ------------
                                                                1,000,191
                                                             ------------
      TRANSPORTATION-0.48%
      American Airlines
       3.857% 7/9/10.........................      515,039        486,712
       6.817% 5/23/11........................      405,000        394,875
      Continental Airlines 6.503% 6/15/11....      550,000        548,929
   -- CSX 5.43% 8/3/06.......................      306,000        305,993
    # Erac USA Finance 144A 7.35% 6/15/08....      725,000        744,460
                                                             ------------
                                                                2,480,969
                                                             ------------
      TOTAL CORPORATE BONDS
       (COST $66,244,472)....................                  65,402,103
                                                             ------------
      FOREIGN AGENCIES-0.16%
      Pemex Project Funding Master Trust
       6.125% 8/15/08........................      380,000        380,191
       6.625% 6/15/35........................       85,000         77,031
       #144A 6.625% 6/15/35..................      385,000        348,906
                                                             ------------
      TOTAL FOREIGN AGENCIES
       (COST $869,430).......................                     806,128
                                                             ------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                 (U.S.$)       (U.S.$)
      MUNICIPAL BONDS-0.59%
      California State 5.00% 2/1/33..........  $   265,000   $    266,953
      California State University Systemwide
       Revenue Series A 5.00% 11/1/30
       (AMBAC)...............................      305,000        311,646
      Illinois State Taxable Pension 5.10%
       6/1/33................................      420,000        377,328
      Massachusetts Health & Education
       Facilities Authority Revenue Series A
       5.00% 7/15/36.........................      495,000        508,578
      New Jersey Economic Development
       Authority Revenue Cigarette Tax 5.75%
       6/15/29...............................      320,000        337,222
      New York State Urban Development Series
       A-1 5.25% 3/15/34 (FGIC)..............      310,000        322,726
      Oregon State Taxable Pension 5.892%
       6/1/27................................      485,000        482,090
      West Virginia Economic Development
       Authority 5.37% 7/1/20 (MBIA).........      145,000        139,023
      Wisconsin State General Taxable Revenue
       Series A 5.70% 5/1/26 (FSA)...........      305,000        298,943
                                                             ------------
      TOTAL MUNICIPAL BONDS (COST
       $3,080,140)...........................                   3,044,509
                                                             ------------
      NON-AGENCY ASSET-BACKED SECURITIES-1.48%
    # Cendant Timeshare Receivables Funding
       Series 2004-1A A1 144A 3.67%
       5/20/16...............................      154,973        149,104
      Citibank Credit Card Issuance Trust
       Series 2003-A7 A7 4.15% 7/7/17........      370,000        331,510
      Countrywide Asset-Backed Certificates
       #Series 2004-BC1N Note 144A 5.50%
       4/25/35...............................       21,128         20,703
        -- Series 2005-7 AF2 4.367%
       11/25/35..............................      160,000        157,453
        -- Series 2005-12 2A2 4.898%
       2/25/36...............................      625,000        616,786
       Series 2006-S2 A2 5.627% 7/25/27......      440,000        437,194
       Series 2006-S3 A2 6.085% 6/25/21......      540,000        539,946
      Credit-Based Asset Service and
       Securitization
       Series 2005-CB8 AF1B 5.451% 12/25/35..      388,820        386,234
    # Dunkin Securitization Series 2006-1 A2
       144A 5.779% 6/20/31...................      390,000        387,559
    # GSAA Trust Series 2004-4N Note 144A
       6.25% 5/25/34.........................        8,573          8,557
      GSAMP Trust Series 2006-S3 A1 6.085%
       5/25/36...............................      549,647        548,306
    # MASTR Specialized Loan Trust Series
       2005-2 A2 144A 5.15% 7/25/35..........      296,323        289,567
   -- Merrill Lynch Mortgage Investors Series
       2005-NCB A1A 5.451% 7/25/36...........      163,497        162,495
      Mid-State Trust
       Series 11 A1 4.864% 7/15/38...........      157,728        146,972
       Series 2004-1 A 6.005% 8/15/37........      101,628        101,094
      Ownit Mortgage Loan Asset Backed
       Certificates Series 2006-2 A2B 5.633%
       1/25/37...............................      180,000        179,409

                                Managed Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                 (U.S.$)       (U.S.$)
      NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
      Renaissance Home Equity Loan Trust
       Series 2004-4 AF2 3.856% 2/25/35......  $   283,274   $    281,374
       Series 2005-4 A2 5.399% 2/25/36.......      245,000        242,635
       Series 2005-4 A3 5.565% 2/25/36.......      150,000        148,416
       Series 2006-2 AF3 5.797% 8/25/36......      175,000        175,000
   -- Residential Asset Mortgage Products
       Series 2004-RZ2 AI3 4.30% 1/25/31.....      345,000        340,444
      Residential Funding Mortgage Securities
       II Series 2006-HI2 A3 5.79% 2/25/36...      595,000        591,097
    # Sail Net Interest Margin Series
       2003-10A A 144A 7.50% 10/27/33........       11,041          6,276
    # Sharp Net Interest Margin Trust Series
       2004-2N Note 144A 7.00% 1/25/34.......       41,420         41,420
    # Sierra Receivables Funding Company 144A
       Series 2003-1A A 3.09% 1/15/14........       96,241         94,164
       Series 2003-2A A1 3.03% 12/15/15......      133,119        128,394
      Structured Asset Securities
       Series 2001-SB1 A2 3.375% 8/25/31.....      297,476        266,366
       Series 2005-2XS 1A2A 4.51% 2/25/35....      935,000        908,513
                                                             ------------
      TOTAL NON-AGENCY ASSET-BACKED
       SECURITIES
       (COST $7,483,334).....................                   7,686,988
                                                             ------------
      NON-AGENCY COLLATERALIZED MORTGAGE
       OBLIGATIONS-4.37%
      Bank of America Alternative Loan Trust
       Series 2003-10 2A1 6.00% 12/25/33.....      452,214        443,028
       Series 2004-2 1A1 6.00% 3/25/34.......      421,255        412,699
       Series 2004-10 1CB1 6.00% 11/25/34....       36,703         36,120
       Series 2004-11 1CB1 6.00% 12/25/34....      633,151        623,075
       Series 2005-9 5A1 5.50% 10/25/20......      263,648        257,304
      Bank of America Mortgage Securities
   --  Series 2003-D 1A2 6.101% 5/25/33......       12,662         12,691
   --  Series 2004-L 4A1 5.168% 1/25/35......      450,781        438,431
       Series 2005-9 2A1 4.75% 10/25/20......      619,366        596,255
   -- Bear Stearns Adjustable Rate Mortgage
       Trust Series 2005-7 1A2 4.75%
       8/25/35...............................      198,040        191,809
   -- Bear Stearns Alternative A Trust
       Series 2006-3 33A1 6.204% 5/25/36.....      412,328        413,875
       Series 2006-3 34A1 6.226% 5/25/36.....      752,377        755,606
      Bear Stearns Asset Backed Securities
       Series 2005-AC8 A5 5.50% 11/25/35.....      702,150        691,691
      Countrywide Alternative Loan Trust
       Series 2004-28CB 6A1 6.00% 1/25/35....      238,825        233,825
   --  Series 2004-J7 1A2 4.673% 8/25/34.....      258,782        256,413
       Series 2005-57CB 4A3 5.50% 12/25/35...      445,227        439,532
   --  Series 2005-63 3A1 5.902% 11/25/35....      667,303        661,260
       Series 2005-85CB 2A2 5.50% 2/25/36....      731,171        722,159
       Series 2006-2CB A3 5.50% 3/25/36......      670,303        666,073
    S Countrywide Home Loan Mortgage Pass-
       Through Trust
       Series 2006-1 A2 6.00% 3/25/36........      470,763        460,065
       Series 2006-HYB3 3A1A 6.143% 5/25/36..      597,197        596,879

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                 (U.S.$)       (U.S.$)
      NON-AGENCY COLLATERALIZED MORTGAGE
       OBLIGATIONS (CONTINUED)
      Credit Suisse First Boston Mortgage
       Securities Series 2004-1 3A1 7.00%
       2/25/34...............................  $    97,572   $     98,386
      First Horizon Alternative Mortgage
       Securities Series 2004-FA1 1A1 6.25%
       10/25/34..............................      538,259        536,324
      First Horizon Asset Securities
       Series 2003-5 1A17 8.00% 7/25/33......      145,331        151,071
   --  Series 2004-AR5 4A1 5.67% 10/25/34....      282,064        276,932
   -- GMAC Mortgage Loan Trust Series
       2005-AR2 4A 5.187% 5/25/35............      483,917        461,952
    # GSMPS Mortgage Loan Trust 144A
       Series 1998-3 A 7.75% 9/19/27.........      129,950        134,243
       Series 1999-3 A 8.00% 8/19/29.........      221,557        230,670
       Series 2005-RP1 1A3 8.00% 1/25/35.....      422,303        440,077
       Series 2005-RP1 1A4 8.50% 1/25/35.....      390,566        411,070
   -- Indymac Index Mortgage Loan Trust
       Series 2006-AR7 5A1 6.167% 5/25/36....      426,677        425,959
   -- JPMorgan Mortgage Trust
       Series 2005-A6 1A2 5.151% 9/25/35.....      660,000        636,251
       Series 2006-A2 3A3 5.686% 4/25/36.....      455,000        439,130
      Lehman Mortgage Trust Series 2005-2 2A3
       5.50% 12/25/35........................      489,468        484,504
   -- MASTR Adjustable Rate Mortgages Trust
       Series 2003-6 1A2 2.871% 12/25/33.....      384,439        384,857
      MASTR Alternative Loans Trust Series
       2003-6 3A1 8.00% 9/25/33..............       83,886         84,900
       Series 2003-9 1A1 5.50% 12/25/18......      434,164        423,988
    # MASTR Reperforming Loan Trust Series
       2005-1 1A5 144A 8.00% 8/25/34.........      397,514        413,618
      Nomura Asset Acceptance Series 2005-
       WF1 2A2 4.786% 3/25/35................      670,000        653,039
      Residential Asset Mortgage Products
       Series 2004-SL4 A3 6.50% 7/25/32......      273,653        275,895
   -- Structured Adjustable Rate Mortgage
       Loan Trust Series 2004-18 5A 5.50%
       12/25/34..............................      305,416        296,540
   -- Structured Asset Securities Series
       2002-22H 1A 6.977% 11/25/32...........       73,505         74,735
    S Washington Mutual Alternative Mortgage
       Pass-Through Certificates
       Series 2005-9 3CB 5.50% 10/25/20......      590,502        583,197
       Series 2006-2 2CB 6.50% 3/25/36.......      409,495        409,239
   --  Series 2006-AR5 3A 5.083% 7/25/46.....      410,000        409,744
      Washington Mutual
   --  Series 2003-AR4 A7 3.95% 5/25/33......      173,645        166,633
       Series 2004-CB3 4A 6.00% 10/25/19.....      305,321        305,417
      Wells Fargo Mortgage Backed
       Securities Trust
   --  Series 2004-I 1A1 3.383% 7/25/34......      440,917        440,561
   --  Series 2004-T A1 3.455% 9/25/34.......      328,244        328,884

                                Managed Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                 (U.S.$)       (U.S.$)
      NON-AGENCY COLLATERALIZED MORTGAGE
       OBLIGATIONS (CONTINUED)
      Wells Fargo Mortgage Backed Securities
       Trust
       Series 2005-17 1A1 5.50% 1/25/36......  $ 1,310,849   $  1,245,306
       Series 2006-7 2A1 6.00% 6/25/36.......    1,055,494      1,028,117
   --  Series 2006-AR4 1A1 5.87% 4/25/36.....      323,507        319,152
   --  Series 2006-AR4 2A1 5.793% 4/25/36....    1,204,122      1,180,749
                                                             ------------
      TOTAL NON-AGENCY COLLATERALIZED
       MORTGAGE OBLIGATIONS
       (COST $23,409,155)....................                  22,659,930
                                                             ------------
      U.S. TREASURY OBLIGATIONS-2.84%
      U.S. Treasury Bond
       4.50% 2/15/36.........................    1,270,000      1,139,132
       5.375% 2/15/31........................       15,000         15,264
       6.25% 8/15/23.........................      295,000        325,445
      U.S. Treasury Inflation Index Notes
       2.375% 4/15/11........................    1,344,743      1,339,858
       3.00% 7/15/12.........................    1,467,685      1,511,831
       3.875% 1/15/09........................    1,265,159      1,310,824
      U.S. Treasury Notes
       4.875% 5/31/11........................    4,225,000      4,183,413
       5.125% 5/15/16........................    4,945,000      4,940,753
                                                             ------------
      TOTAL U.S. TREASURY OBLIGATIONS
       (COST $14,917,572)....................                  14,766,520
                                                             ------------
                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S.$)
      WARRANT-0.00%
   +# Solutia 144A, exercise price $7.59,
       expiration date 7/15/09...............        1,465   $          -
                                                             ------------
      TOTAL WARRANT
       (COST $124,625).......................                           -
                                                             ------------
                                                PRINCIPAL
                                                 AMOUNT
                                                 (U.S.$)
   =/ COMMERCIAL PAPER-6.54%
      Cargill 5.33% 7/5/06...................  $ 5,000,000      5,000,010
      Caterpillar 5.340% 7/5/06..............    6,700,000      6,700,017
      Merrill Lynch 5.304% 7/5/06............    1,300,000      1,299,234
      Morgan Stanley 5.29% 7/13/06...........    5,000,000      4,991,200
      Starbird Funding 5.162% 7/13/06........   10,000,000      9,982,867
      Three Pillars 5.093% 7/3/06............    6,000,000      5,998,310
                                                             ------------
      TOTAL COMMERCIAL PAPER
       (COST $33,971,638)....................                  33,971,638
                                                             ------------
      INTEREST BEARING CERTIFICATE OF
       DEPOSIT-0.96%
      First Tennessee Bank 5.14% 7/12/06.....    5,000,000      4,999,831
                                                             ------------
      TOTAL INTEREST BEARING CERTIFICATE OF
       DEPOSIT
       (COST $5,000,000).....................                   4,999,831
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-104.09% (COST
 $452,404,790)..............................................   540,384,327
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(4.09%) P...   (21,250,537)
                                                              ------------
NET ASSETS APPLICABLE TO 32,680,229 SHARES
 OUTSTANDING-100.00%........................................  $519,133,790
                                                              ============
NET ASSET VALUE-MANAGED FUND STANDARD CLASS
 ($517,710,830 / 32,590,520 SHARES).........................       $15.885
                                                              ============
NET ASSET VALUE-MANAGED FUND SERVICE CLASS
 ($1,422,960 / 89,709 SHARES)...............................       $15.862
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $433,713,439
Undistributed net investment income.........................     6,199,435
Accumulated net realized loss on investments................    (8,752,291)
Net unrealized appreciation of investments..................    87,973,207
                                                              ------------
Total net assets............................................  $519,133,790
                                                              ============

------------------

  + Non-income producing security for the period ended June 30,
    2006.
 -- Variable rate security. The interest rate shown is the rate as of June 30, 2006.
  # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2006, the aggregate amount of Rule 144A securities equaled
    $20,032,603, which represented 3.86% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."
(+) Zero coupon security. The interest rate shown is the yield at the time of purchase.
  @ Illiquid security. At June 30, 2006, the aggregate amount of illiquid securities equaled $439,179, which represented
    0.09% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."
 =/ The interest rate shown is the effective yield at the time of purchase.
  = Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2006, the aggregate amount of fair valued securities equaled $439,179, which represented 0.09% of the Fund's net assets. See Note 1 in "Notes to Financial Statements."
  P Includes $1,026,200 cash pledged as collateral for financial futures contracts.
  S Pass-Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

                                Managed Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

SUMMARY OF ABBREVIATIONS:
AMBAC-Insured by the AMBAC Assurance Corporation
ARM-Adjustable Rate Mortgage
CBO-Collateralized Bond Obligation
CDO-Collateralized Debt Obligation
FGIC-Insured by the Financial Guaranty Insurance Company
FSA-Insured by Financial Security Assurance
GSMPS-Goldman Sachs Reperforming Mortgage Securities
MBIA-Insured by the Municipal Bond Insurance Association
S.F.-Single Family
TBA-To Be Announced
yr-Year

The following futures contracts were outstanding at June 30, 2006:

FUTURES CONTRACTS(1)

                                       NOTIONAL
                                         COST        NOTIONAL     EXPIRATION    UNREALIZED
CONTRACTS TO BUY (SELL)               (PROCEEDS)       VALUE         DATE      DEPRECIATION
-----------------------               -----------   -----------   ----------   ------------
116 U.S. Treasury 10 year Notes.....  $12,169,639   $12,163,688    9/30/06       $(5,951)
(10) U.S. Treasury long Bond........   (1,066,184)   (1,066,563)   9/30/06          (379)
                                                                               ------------
                                                                                 $(6,330)
                                                                               ============

The use of futures contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

------------------
(1)See Note 6 in "Notes to Financial Statements."

                             See accompanying notes

                                Managed Fund- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest................................................  $  4,125,400
Dividends...............................................     2,642,136
Foreign tax withheld....................................        (4,492)
                                                          ------------
                                                             6,763,044
                                                          ------------
EXPENSES:
Management fees.........................................     1,082,044
Accounting and administration expenses..................       137,292
Reports and statements to shareholders..................        69,491
Professional fees.......................................        20,931
Custodian fees..........................................        15,269
Trustees' fees..........................................         4,000
Distribution expenses-Service Class.....................         1,509
Other...................................................        22,687
                                                          ------------
                                                             1,353,223
Less expense paid indirectly............................        (3,032)
                                                          ------------
Total operating expenses................................     1,350,191
                                                          ------------
NET INVESTMENT INCOME...................................     5,412,853
                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
 Investments............................................    18,139,488
 Futures contracts......................................      (908,584)
                                                          ------------
Net realized gain.......................................    17,230,904
Net change in unrealized appreciation/depreciation of
 investments............................................   (14,872,606)
                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.........     2,358,298
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $  7,771,151
                                                          ============

                             See accompanying notes
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED           YEAR
                                              6/30/06         ENDED
                                            (UNAUDITED)      12/31/05
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income.....................  $  5,412,853   $ 10,994,604
Net realized gain on investments..........    17,230,904     21,834,580
Net change in unrealized
 appreciation/depreciation of
 investments..............................   (14,872,606)    (8,427,009)
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................     7,771,151     24,402,175
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................    (1,293,902)   (12,944,303)
 Service Class............................        (2,840)       (17,715)
                                            ------------   ------------
                                              (1,296,742)   (12,962,018)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................     2,321,373      7,360,572
 Service Class............................       477,064        916,617
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................     1,293,902     12,944,303
 Service Class............................         2,840         17,715
                                            ------------   ------------
                                               4,095,179     21,239,207
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (38,144,808)   (67,290,022)
 Service Class............................       (79,253)      (130,870)
                                            ------------   ------------
                                             (38,224,061)   (67,420,892)
                                            ------------   ------------
Decrease in net assets derived from
 capital share transactions...............   (34,128,882)   (46,181,685)
                                            ------------   ------------

NET DECREASE IN NET ASSETS................   (27,654,473)   (34,741,528)
NET ASSETS:
Beginning of period.......................   546,788,263    581,529,791
                                            ------------   ------------
End of period (including undistributed net
 investment income of $6,199,435 and
 $1,472,704, respectively)................  $519,133,790   $546,788,263
                                            ============   ============

                             See accompanying notes

                                Managed Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     MANAGED FUND STANDARD CLASS
                                    SIX MONTHS
                                       ENDED
                                    6/30/06(1)                                        YEAR ENDED
                                    (UNAUDITED)       12/31/05        12/31/04        12/31/03(2)        12/31/02        12/31/01
                                    ---------------------------------------------------------------------------------------------
Net asset value, beginning of
 period...........................   $   15.708       $ 15.391        $ 14.299         $ 11.881          $ 13.825        $ 16.918

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3)..........        0.161          0.305           0.306            0.245             0.347           0.443
Net realized and unrealized gain
 (loss) on investments............        0.055          0.384           1.108            2.458            (1.878)         (0.631)
                                     ----------       --------        --------         --------          --------        --------
Total from investment
 operations.......................        0.216          0.689           1.414            2.703            (1.531)         (0.188)
                                     ----------       --------        --------         --------          --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS
 FROM:
Net investment income.............       (0.039)        (0.372)         (0.322)          (0.285)           (0.413)         (0.464)
Net realized gain on
 investments......................            -              -               -                -                 -          (2.441)
                                     ----------       --------        --------         --------          --------        --------
Total dividends and
 distributions....................       (0.039)        (0.372)         (0.322)          (0.285)           (0.413)         (2.905)
                                     ----------       --------        --------         --------          --------        --------

Net asset value, end of period....   $   15.885       $ 15.708        $ 15.391         $ 14.299          $ 11.881        $ 13.825
                                     ==========       ========        ========         ========          ========        ========

Total return(4)...................        1.37%          4.49%          10.00%           22.90%           (11.08%)         (1.58%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).........................   $  517,711       $545,772        $581,333         $587,274          $524,827        $690,682
Ratio of expenses to average net
 assets...........................        0.50%          0.51%           0.49%            0.50%             0.47%           0.47%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly..........        0.50%          0.51%           0.49%            0.50%             0.49%           0.47%
Ratio of net investment income to
 average net assets...............        2.02%          1.96%           2.10%            1.90%             2.69%           2.93%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid
 indirectly.......................        2.02%          1.96%           2.10%            1.90%             2.67%           2.93%
Portfolio turnover................         146%            92%            145%             237%              318%            355%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Managed Fund, Inc. was merged into the Managed Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Managed Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                Managed Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    MANAGED FUND SERVICE CLASS
                                                           SIX MONTHS
                                                              ENDED            YEAR          5/19/04(2)
                                                           6/30/06(1)         ENDED              TO
                                                           (UNAUDITED)       12/31/05         12/31/04
                                                           --------------------------------------------
Net asset value, beginning of period.....................    $15.699         $15.386           $14.091

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3).................................      0.141           0.265             0.171
Net realized and unrealized gain on investments..........      0.056           0.383             1.391
                                                             -------         -------           -------
Total from investment operations.........................      0.197           0.648             1.562
                                                             -------         -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income....................................     (0.034)         (0.335)           (0.267)
                                                             -------         -------           -------
Total dividends and distributions........................     (0.034)         (0.335)           (0.267)
                                                             -------         -------           -------

Net asset value, end of period...........................    $15.862         $15.699           $15.386
                                                             =======         =======           =======

Total return(4)..........................................      1.25%           4.23%            11.16%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)..................    $ 1,423         $ 1,016           $   197
Ratio of expenses to average net assets..................      0.75%           0.76%             0.74%
Ratio of net investment income to average net assets.....      1.77%           1.71%             1.91%
Portfolio turnover.......................................       146%             92%              145%(5)

------------------

(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2004.

                             See accompanying notes

                                Managed Fund- 16

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Managed Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return (capital appreciation plus income) consistent with prudent investment strategy.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,189 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2006, fees for these services amounted to $114,942.

                                Managed Fund- 17

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2006, fees for these support services amounted to $9,850.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2006, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $173,522
Accounting and Administration Fees Payable to DSC...........    37,681
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................       282

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2006, the Fund made purchases of $278,359,341 and sales of $298,852,175 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2006, the Fund made purchases of $101,839,234 and sales of $109,161,330 of long-term U.S. government securities.

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments was $458,146,393. At June 30, 2006, net unrealized appreciation was $82,237,934, of which $92,797,177 related to unrealized appreciation of investments and $10,559,243 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                                              SIX
                                             MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/06*          12/31/05
                                           ----------        -----------
Ordinary income..........................  $1,296,742        $12,962,018

---------------

*Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $433,713,439
Undistributed ordinary income...........................      6,199,435
Capital loss carryforwards..............................    (18,890,224)
Six month period realized gains.........................     15,873,206
Unrealized appreciation of investments..................     82,237,934
                                                           ------------
Net assets..............................................   $519,133,790
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and paydown gain (loss) on mortgage- and asset-backed securities. Results of operations and net

                                Managed Fund- 18

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED) assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                                  UNDISTRIBUTED            ACCUMULATED
                                  NET INVESTMENT           NET REALIZED
                                      INCOME               GAIN (LOSS)
                                  --------------           ------------
                                  610$,620....              $(610,620)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire in 2010. For the six months ended June 30, 2006, the Fund had capital gains of $15,873,206 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                          SIX MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/06           12/31/05
                                          -----------        -----------
Shares sold:
 Standard Class.........................     144,066            474,130
 Service Class..........................      29,788             59,067
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class.........................      80,242            838,750
 Service Class..........................         176              1,159
                                          ----------         ----------
                                             254,272          1,373,106
                                          ----------         ----------
Shares repurchased:
 Standard Class.........................  (2,379,525)        (4,337,555)
 Service Class..........................      (4,989)            (8,302)
                                          ----------         ----------
                                          (2,384,514)        (4,345,857)
                                          ----------         ----------
Net decrease............................  (2,130,242)        (2,972,751)
                                          ==========         ==========

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION
Financial Futures Contracts--The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

7. CREDIT AND MARKET RISK
The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest

                                Managed Fund- 19

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. CREDIT AND MARKET RISK (CONTINUED)
bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

8. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2006, or at any time during the period.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                                Managed Fund- 20

                               MONEY MARKET FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Money Market Fund
                               Semiannual Report
                               June 30, 2006

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND

INDEX

DISCLOSURE OF FUND EXPENSES                                     1
SECTOR ALLOCATION                                               2
STATEMENT OF NET ASSETS                                         3
STATEMENT OF OPERATIONS                                         4
STATEMENTS OF CHANGES IN NET ASSETS                             4
FINANCIAL HIGHLIGHTS                                            5
NOTES TO FINANCIAL STATEMENTS                                   7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MONEY MARKET FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      1/1/06 to
                                 1/1/06      6/30/06      Ratios      6/30/06*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,021.20      0.53%        $2.66
Service Class                    1,000.00    1,019.90      0.78%         3.91
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,022.17      0.53%        $2.66
Service Class                    1,000.00    1,020.93      0.78%         3.91
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                              Money Market Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
DISCOUNT COMMERCIAL PAPER                                      60.52%
------------------------------------------------------------------------
FLOATING RATE NOTES                                             9.61%
------------------------------------------------------------------------
INTEREST BEARING CERTIFICATES OF DEPOSIT                       19.11%
------------------------------------------------------------------------
INTEREST BEARING LOAN PARTICIPATION                            11.08%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.32%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.32%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                              Money Market Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
 =/ DISCOUNT COMMERCIAL PAPER-60.52%
    Abbey National 5.162% 7/7/06.............  $12,100,000   $ 12,089,776
  J Amstel Funding 5.410% 7/5/06.............   20,000,000     19,988,156
  J Aquinas Funding
     5.346% 7/20/06..........................    3,859,000      3,848,307
     5.346% 7/21/06..........................   17,500,000     17,448,958
  J CAFCO 5.395% 8/9/06......................   23,000,000     22,868,191
    Citigroup Funding 5.356% 8/1/06..........   13,600,000     13,538,517
  J CRC Funding 5.365% 7/21/06...............    6,800,000      6,780,091
  J Dorada Finance 5.375% 7/27/06............   23,000,000     22,912,293
  J Eureka Securitization 5.386% 8/2/06......    4,292,000      4,271,856
    ING Funding 5.380% 8/9/06................   15,400,000     15,311,995
    Merrill Lynch & Company
     5.341% 7/6/06...........................   15,100,000     15,088,969
     5.378% 7/5/06...........................    8,000,000      7,995,289
    Morgan Stanley 5.368% 7/17/06............   13,000,000     12,969,493
  J Sheffield Receivables
     5.325% 7/27/06..........................   13,730,000     13,678,238
     5.379% 8/7/06...........................    9,000,000      8,951,252
  J Starbird Funding 5.243% 7/13/06..........   20,000,000     19,965,667
  J Surrey Funding 5.143% 7/10/06............   20,000,000     19,974,850
  J Three Pillars Funding 5.164% 7/3/06......   21,300,000     21,294,000
    UBS Finance 5.362% 7/31/06...............   23,000,000     22,899,088
    University of California 5.344%
     7/17/06.................................    1,500,000      1,496,500
                                                             ------------
    TOTAL DISCOUNTED COMMERCIAL PAPER
     (COST $283,371,486).....................                 283,371,486
                                                             ------------
 -- FLOATING RATE NOTES-9.61%
    AXA Equitable Life Insurance
     5.373% 3/21/07..........................   15,000,000     15,000,000
    Morgan Stanley 5.457% 11/21/06...........   10,000,000     10,000,000
    Washington Mutual Bank 5.251% 12/15/06...   20,000,000     20,000,000
                                                             ------------
    TOTAL FLOATING RATE NOTES
     (COST $45,000,000)......................                  45,000,000
                                                             ------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
    INTEREST BEARING CERTIFICATES OF DEPOSIT-19.11%
    American Express Centurion Bank
     5.363% 7/26/06..........................  $23,000,000   $ 23,000,000
    Bank of the West 5.394% 8/8/06...........   23,000,000     23,000,000
    First Tennessee Bank
     5.211% 7/12/06..........................   13,000,000     13,000,000
     5.374% 7/31/06..........................   10,000,000     10,000,000
    Wells Fargo Bank 5.262% 7/3/06...........   20,500,000     20,500,000
                                                             ------------
    TOTAL INTEREST BEARING CERTIFICATES OF
     DEPOSIT
     (COST $89,500,000)......................                  89,500,000
                                                             ------------
    INTEREST BEARING LOAN PARTICIPATION-11.08%
    Cargill
     5.343% 7/5/06...........................   10,000,000     10,000,000
     5.404% 7/6/06...........................   10,000,000     10,000,000
    Caterpillar 5.414% 7/5/06................   21,900,000     21,900,000
    National Rural Utilities Cooperative
     5.333% 7/19/06..........................   10,000,000     10,000,000
                                                             ------------
    TOTAL INTEREST BEARING LOAN PARTICIPATION
     (COST $51,900,000)......................                  51,900,000
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-100.32% (COST
 $469,771,486)##............................................   469,771,486
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.32%).....    (1,513,778)
                                                              ------------
NET ASSETS APPLICABLE TO 46,825,767 SHARES
 OUTSTANDING-100.00%........................................  $468,257,708
                                                              ============
NET ASSET VALUE-MONEY MARKET FUND STANDARD CLASS
 ($352,901,245 / 35,290,122 SHARES).........................       $10.000
                                                              ============
NET ASSET VALUE-MONEY MARKET FUND SERVICE CLASS
 ($115,356,463 / 11,535,645 SHARES).........................       $10.000
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $468,257,708
                                                              ------------
Total net assets............................................  $468,257,708
                                                              ============

------------------
=/The interest rate shown is the effective yield at the time of purchase. JAsset-Backed Commercial Paper.
 -- Variable rate security. The interest rate shown is the rate as of June 30,
   2006.
##Also the cost for federal income tax purposes.

                             See accompanying notes

                              Money Market Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MONEY MARKET FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest..................................................  $9,943,909
                                                            ----------
EXPENSES:
Management fees...........................................     901,171
Accounting and administration expenses....................     114,196
Distribution expenses-Service Class.......................     111,714
Reports and statements to shareholders....................      43,425
Professional fees.........................................      15,684
Custodian fees............................................      15,625
Trustees' fees............................................       4,000
Other.....................................................       7,183
                                                            ----------
                                                             1,212,998
Less expense paid indirectly..............................      (2,283)
                                                            ----------
Total operating expenses..................................   1,210,715
                                                            ----------
NET INVESTMENT INCOME.....................................   8,733,194
NET REALIZED GAIN ON INVESTMENTS..........................           3
                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS...............................................  $8,733,197
                                                            ==========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS
                                               ENDED
                                              6/30/06       YEAR ENDED
                                            (UNAUDITED)      12/31/05
                                           -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income....................  $   8,733,194   $  10,449,479
Net realized gain on investments.........              3              16
                                           -------------   -------------
Net increase in net assets resulting from
 operations..............................      8,733,197      10,449,495
                                           -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class..........................     (6,936,856)     (8,714,205)
 Service Class...........................     (1,796,321)     (1,735,274)
                                           -------------   -------------
                                              (8,733,177)    (10,449,479)
                                           -------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................    192,144,956     373,345,322
 Service Class...........................     82,127,635      94,073,285
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class..........................      6,936,856       8,714,205
 Service Class...........................      1,796,321       1,735,274
                                           -------------   -------------
                                             283,005,768     477,868,086
Cost of shares repurchased:
 Standard Class..........................   (177,550,984)   (348,602,929)
 Service Class...........................    (53,102,855)    (65,596,935)
                                           -------------   -------------
                                            (230,653,839)   (414,199,864)
                                           -------------   -------------
Increase in net assets derived from
 capital share transactions..............     52,351,929      63,668,222
                                           -------------   -------------
NET INCREASE IN NET
 ASSETS..................................     52,351,949      63,668,238
NET ASSETS:
Beginning of period......................    415,905,759     352,237,521
                                           -------------   -------------
End of period (there was no undistributed
 net investment income at either period
 end)....................................  $ 468,257,708   $ 415,905,759
                                           =============   =============

                             See accompanying notes

                              Money Market Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       MONEY MARKET FUND STANDARD CLASS
                                             SIX MONTHS
                                                ENDED
                                             6/30/06(1)                                   YEAR ENDED
                                             (UNAUDITED)      12/31/05      12/31/04      12/31/03(2)      12/31/02      12/31/01
                                             ------------------------------------------------------------------------------------
Net asset value, beginning of period.......   $ 10.000        $ 10.000      $ 10.000       $ 10.000        $ 10.003      $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income......................      0.211           0.278         0.087          0.068           0.136         0.397
                                              --------        --------      --------       --------        --------      --------
Total from investment operations...........      0.211           0.278         0.087          0.068           0.136         0.397
                                              --------        --------      --------       --------        --------      --------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................     (0.211)         (0.278)       (0.087)        (0.068)         (0.139)       (0.394)
                                              --------        --------      --------       --------        --------      --------
Total dividends and distributions..........     (0.211)         (0.278)       (0.087)        (0.068)         (0.139)       (0.394)
                                              --------        --------      --------       --------        --------      --------

Net asset value, end of period.............   $ 10.000        $ 10.000      $ 10.000       $ 10.000        $ 10.000      $ 10.003
                                              ========        ========      ========       ========        ========      ========

Total return(3)............................      2.12%           2.79%         0.88%          0.68%           1.36%         4.06%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....   $352,901        $331,371      $297,914       $350,584        $519,071      $430,205
Ratio of expenses to average net assets....      0.53%           0.54%         0.53%          0.52%           0.49%         0.54%
Ratio of expenses to average net assets
 prior to fees waived and expense paid
 indirectly................................      0.53%           0.54%         0.53%          0.52%           0.51%         0.54%
Ratio of net investment income to average
 net assets................................      4.25%           2.78%         0.87%          0.69%           1.35%         3.75%
Ratio of net investment income to average
 net assets prior to fees waived and
 expense paid indirectly...................      4.25%           2.78%         0.87%          0.69%           1.33%         3.75%

------------------
(1)Ratios have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Money Market Fund, Inc. was merged into the Money Market Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Money Market Fund, Inc.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                              Money Market Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                MONEY MARKET FUND SERVICE CLASS
                                                    SIX MONTHS
                                                       ENDED                                     5/15/03(2)
                                                    6/30/06(1)             YEAR ENDED                TO
                                                    (UNAUDITED)      12/31/05      12/31/04       12/31/03
                                                    -------------------------------------------------------
Net asset value, beginning of period..............   $ 10.000        $10.000       $10.000        $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................      0.199          0.253         0.062          0.021
                                                     --------        -------       -------        -------
Total from investment operations..................      0.199          0.253         0.062          0.021
                                                     --------        -------       -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.............................     (0.199)        (0.253)       (0.062)        (0.021)
                                                     --------        -------       -------        -------
Total dividends and distributions.................     (0.199)        (0.253)       (0.062)        (0.021)
                                                     --------        -------       -------        -------

Net asset value, end of period....................   $ 10.000        $10.000       $10.000        $10.000
                                                     ========        =======       =======        =======

Total return(3)...................................      1.99%          2.53%         0.63%          0.21%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...........   $115,357        $84,535       $54,324        $11,750
Ratio of expenses to average net assets...........      0.78%          0.79%         0.78%          0.78%
Ratio of net investment income to average net
 assets...........................................      4.00%          2.53%         0.62%          0.34%

------------------
(1)Ratios have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                              Money Market Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Money Market Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income while providing stability of net asset value and preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2006, fees for these services amounted to $92,300.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2006, fees for these support services amounted to $9,396.

Pursuant to the distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2006, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $158,129
Accounting and Administration Fees Payable to DSC...........    31,497
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................    22,060

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

                              Money Market Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                                           SIX MONTHS           YEAR
                                             ENDED              ENDED
                                            6/30/06*          12/31/05
                                           ----------        -----------
Ordinary income..........................  $8,733,177        $10,449,479

------------------
*Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on investment transactions and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

     UNDISTRIBUTED    ACCUMULATED
     NET INVESTMENT   NET REALIZED   PAID-IN
         INCOME       GAIN (LOSS)    CAPITAL
     --------------   ------------   -------
          $(17)           $(3)         $20

4. CAPITAL SHARES
Transactions in capital shares were as follows:

                                          SIX MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/06           12/31/05
                                          -----------        -----------
Shares sold:
 Standard Class.........................   19,214,496         37,334,533
 Service Class..........................    8,212,763          9,407,329

Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class.........................      693,685            871,420
 Service Class..........................      179,632            173,527
                                          -----------        -----------
                                           28,300,576         47,786,809
                                          -----------        -----------
Shares repurchased:
 Standard Class.........................  (17,755,098)       (34,860,293)
 Service Class..........................   (5,310,285)        (6,559,694)
                                          -----------        -----------
                                          (23,065,383)       (41,419,987)
                                          -----------        -----------
Net increase............................    5,235,193          6,366,822
                                          ===========        ===========

5. CREDIT RISK
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 89% of net assets at June 30, 2006. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

6. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2006, or at any time during the period.

                              Money Market Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                              Money Market Fund- 9

                             SOCIAL AWARENESS FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Social Awareness Fund
                               Semiannual Report
                               June 30, 2006

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND

INDEX

DISCLOSURE OF FUND EXPENSES                                     1
SECTOR ALLOCATION                                               2
STATEMENT OF NET ASSETS                                         3
STATEMENT OF OPERATIONS                                         5
STATEMENTS OF CHANGES IN NET ASSETS                             5
FINANCIAL HIGHLIGHTS                                            6
NOTES TO FINANCIAL STATEMENTS                                   8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                   Expenses
                             Beginning    Ending                  Paid During
                              Account     Account    Annualized     Period
                               Value       Value      Expense      1/1/06 to
                              1/1/06      6/30/06      Ratios      6/30/06*
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class               $1,000.00   $1,006.30      0.41%        $2.04
Service Class                1,000.00     1,005.00      0.66%         3.28
-----------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class               $1,000.00   $1,022.76      0.41%        $2.06
Service Class                1,000.00     1,021.52      0.66%         3.31
-----------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                            Social Awareness Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   97.77%
------------------------------------------------------------------------
Basic Materials                                                 4.42%
Business Services                                               1.35%
Capital Goods                                                   5.04%
Communication Services                                          2.41%
Consumer Discretionary                                          5.91%
Consumer Services                                               1.31%
Consumer Staples                                                7.14%
Credit Cyclicals                                                1.06%
Energy                                                          7.74%
Financials                                                     23.10%
Health Care                                                    12.56%
Media                                                           4.00%
Real Estate                                                     0.99%
Technology                                                     16.82%
Transportation                                                  1.90%
Utilities                                                       2.02%
------------------------------------------------------------------------
DISCOUNT NOTES                                                  2.49%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.26%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.26%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                            Social Awareness Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                               MARKET
                                              NUMBER OF         VALUE
                                               SHARES         (U.S. $)
    COMMON STOCK-97.77%
    BASIC MATERIALS-4.42%
    Airgas.................................      287,000   $    10,690,750
    Ecolab.................................      317,700        12,892,266
    Lubrizol...............................      233,400         9,300,990
  + Pactiv.................................      235,500         5,828,625
    Temple-Inland..........................      178,400         7,648,008
    Worthington Industries.................      239,700         5,021,715
                                                           ---------------
                                                                51,382,354
                                                           ---------------
    BUSINESS SERVICES-1.35%
    Manpower...............................       75,800         4,896,680
    Pitney Bowes...........................      152,300         6,289,990
    Republic Services Class A..............      112,400         4,534,216
                                                           ---------------
                                                                15,720,886
                                                           ---------------
    CAPITAL GOODS-5.04%
    American Standard......................      210,300         9,099,681
    Emerson Electric.......................      262,200        21,974,982
    Fluor..................................      162,400        15,091,832
  + Grant Prideco..........................      129,000         5,772,750
    Teleflex...............................      122,900         6,639,058
                                                           ---------------
                                                                58,578,303
                                                           ---------------
    COMMUNICATION SERVICES-2.41%
    BellSouth..............................      357,100        12,927,020
    Sprint Nextel..........................      432,100         8,637,679
    Telefonos de Mexico ADR................      309,100         6,438,553
                                                           ---------------
                                                                28,003,252
                                                           ---------------
    CONSUMER DISCRETIONARY-5.91%
    Abercrombie & Fitch Class A............      108,000         5,986,440
    Best Buy...............................      134,200         7,359,528
  + Coach..................................      234,800         7,020,520
    Gap....................................      391,300         6,808,620
    Home Depot.............................      370,500        13,260,195
  + Kohl's.................................      128,600         7,602,832
    NIKE...................................       68,900         5,580,900
    Nordstrom..............................      245,300         8,953,450
  + Urban Outfitters.......................      347,000         6,069,030
                                                           ---------------
                                                                68,641,515
                                                           ---------------
    CONSUMER SERVICES-1.31%
    McDonald's.............................      322,200        10,825,920
    Southwest Airlines.....................      266,700         4,365,879
                                                           ---------------
                                                                15,191,799
                                                           ---------------
    CONSUMER STAPLES-7.14%
    Clorox.................................      256,600        15,644,902
    CVS....................................      382,200        11,733,540
  + Energizer Holdings.....................       88,700         5,195,159
    General Mills..........................      184,300         9,520,938
    Heinz (H.J.)...........................      340,700        14,043,654
    Kellogg................................      200,100         9,690,843
    Walgreen...............................      242,500        10,873,700
    Wrigley, (Wm) Jr. .....................      110,100         4,994,136
    Wrigley, (Wm) Jr. Class B..............       27,525         1,246,883
                                                           ---------------
                                                                82,943,755
                                                           ---------------

                                                               MARKET
                                              NUMBER OF         VALUE
                                               SHARES         (U.S. $)
    COMMON STOCK (CONTINUED)
    CREDIT CYCLICALS-1.06%
    D.R. Horton............................      303,900   $     7,238,898
    Magna International Class A............       70,500         5,073,885
                                                           ---------------
                                                                12,312,783
                                                           ---------------
    ENERGY-7.74%
    ConocoPhillips.........................       88,299         5,786,233
    Devon Energy...........................      301,500        18,213,615
    EOG Resources..........................      303,800        21,065,492
  + National Oilwell Varco.................      191,200        12,106,784
  + Newfield Exploration...................      263,400        12,890,796
    Patterson-UTI Energy...................      183,100         5,183,561
    Tidewater..............................      105,300         5,180,760
  + Transocean.............................      117,300         9,421,536
                                                           ---------------
                                                                89,848,777
                                                           ---------------
    FINANCIALS-23.10%
  + Affiliated Managers Group..............       82,000         7,124,980
    Allstate...............................      178,000         9,741,940
    American International Group...........      240,300        14,189,715
    Bank of America........................      964,722        46,403,128
    Berkley (W.R.).........................      176,850         6,035,891
    Capital One Financial..................       87,300         7,459,785
    CIGNA..................................       68,100         6,708,531
    CIT Group..............................      141,000         7,372,890
    Citigroup..............................      457,100        22,050,504
    Everest Re Group.......................       61,900         5,358,683
    Freddie Mac............................      159,400         9,087,394
    Golden West Financial..................      108,400         8,043,280
    Mellon Financial.......................      214,600         7,388,678
    Merrill Lynch..........................      150,300        10,454,868
    Morgan Stanley.........................      117,800         7,446,138
    North Fork Bancorporation..............      312,500         9,428,125
    PMI Group..............................      136,700         6,094,086
    PNC Financial Services Group...........      105,400         7,395,918
    Prudential Financial...................      165,800        12,882,660
    U.S. Bancorp...........................      490,600        15,149,728
    UnitedHealth Group.....................      313,700        14,047,486
    Wachovia...............................      222,300        12,021,984
  + WellPoint..............................      159,200        11,584,984
    Wells Fargo............................       71,500         4,796,220
                                                           ---------------
                                                               268,267,596
                                                           ---------------
    HEALTH CARE-12.56%
    Allergan...............................      109,600        11,755,696
  + Amgen..................................      243,100        15,857,413
    Bard (C.R.)............................      135,800         9,948,708
  + Barr Pharmaceuticals...................       96,800         4,616,392
    Baxter International...................      144,400         5,308,144
    Biomet.................................      133,800         4,186,602
  + Express Scripts Class A................      119,000         8,537,060
  + Forest Laboratories....................      299,700        11,595,393
  + Gen-Probe..............................      117,800         6,358,844
  + Genentech..............................      119,200         9,750,560
  + Gilead Sciences........................      168,900         9,992,124
    HCA....................................      129,900         5,605,185
    Medtronic..............................      239,800        11,251,416

                            Social Awareness Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                              NUMBER OF         VALUE
                                               SHARES         (U.S. $)
    COMMON STOCK (CONTINUED)
    HEALTH CARE (CONTINUED)
    PerkinElmer............................      242,500   $     5,068,250
    Quest Diagnostics......................      141,200         8,460,704
    Shire Pharmaceuticals ADR..............      311,700        13,786,491
  + Vertex Pharmaceuticals.................      103,000         3,781,130
                                                           ---------------
                                                               145,860,112
                                                           ---------------
    MEDIA-4.00%
  + Comcast Class A........................      177,800         5,821,172
  + Comcast Special Class A................      275,600         9,034,168
    Disney (Walt)..........................      460,000        13,800,000
    Omnicom Group..........................       44,300         3,946,687
    Time Warner............................      798,500        13,814,050
                                                           ---------------
                                                                46,416,077
                                                           ---------------
    REAL ESTATE-0.99%
    Developers Diversified Realty..........      103,000         5,374,540
    ProLogis...............................      118,200         6,160,584
                                                           ---------------
                                                                11,535,124
                                                           ---------------
    TECHNOLOGY-16.82%
  + Adobe Systems..........................      176,100         5,346,396
    Applied Materials......................      651,600        10,608,048
  + BEA Systems............................      438,200         5,736,038
  + Cisco Systems..........................      908,400        17,741,052
  + Corning................................      237,000         5,733,030
  + Dell...................................      219,100         5,348,231
  + eBay...................................      225,000         6,590,250
  + EMC....................................      769,200         8,438,124
  + Google Class A.........................       24,800        10,399,384
    Hewlett-Packard........................      649,800        20,585,664
    Intel..................................      926,500        17,557,175
    Microsoft..............................    1,080,200        25,168,660
    Motorola...............................      490,700         9,887,605
    National Semiconductor.................      141,300         3,370,005

                                                               MARKET
                                              NUMBER OF         VALUE
                                               SHARES         (U.S. $)
    COMMON STOCK (CONTINUED)
    TECHNOLOGY (CONTINUED)
  + NAVTEQ.................................      135,700   $     6,063,076
    Nokia ADR..............................      289,500         5,865,270
  + Oracle.................................      351,300         5,090,337
    QUALCOMM...............................      259,600        10,402,172
    Sony ADR...............................       95,500         4,205,820
    Texas Instruments......................      371,100        11,240,619
                                                           ---------------
                                                               195,376,956
                                                           ---------------
    TRANSPORTATION-1.90%
    FedEx..................................      105,300        12,305,358
    Norfolk Southern.......................      183,400         9,760,548
                                                           ---------------
                                                                22,065,906
                                                           ---------------
    UTILITIES-2.02%
    NSTAR..................................      211,300         6,043,180
    Puget Energy...........................      258,500         5,552,580
    Questar................................      146,900        11,823,981
                                                           ---------------
                                                                23,419,741
                                                           ---------------
    TOTAL COMMON STOCK
     (COST $855,429,126)...................                  1,135,564,936
                                                           ---------------
                                              PRINCIPAL
                                               AMOUNT
                                              (U.S. $)
 ## DISCOUNT NOTES-2.49%
    Federal Farm Credit
     5.06% 7/7/06..........................  $14,460,000        14,447,829
    Federal Home Loan Bank
     5.08% 7/5/06..........................   12,000,000        11,993,246
    Freddie Mac
     5.11% 7/5/06..........................    2,500,000         2,498,583
                                                           ---------------
    TOTAL DISCOUNT NOTES
     (COST $28,939,658)....................                     28,939,658
                                                           ---------------

TOTAL MARKET VALUE OF SECURITIES-100.26% (COST
 $884,368,784)..............................................   1,164,504,594
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.26%).....      (3,085,752)
                                                              --------------
NET ASSETS APPLICABLE TO 35,783,418 SHARES
 OUTSTANDING-100.00%........................................  $1,161,418,842
                                                              ==============
NET ASSET VALUE-SOCIAL AWARENESS FUND STANDARD CLASS
 ($1,085,299,499 / 33,433,457 SHARES).......................         $32.461
                                                              ==============
NET ASSET VALUE-SOCIAL AWARENESS FUND SERVICE CLASS
 ($76,119,343 / 2,349,961 SHARES)...........................         $32.392
                                                              ==============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $  946,830,899
Undistributed net investment income.........................       5,740,047
Accumulated net realized loss on investments................     (71,287,914)
Net unrealized appreciation of investments..................     280,135,810
                                                              --------------
Total net assets............................................  $1,161,418,842
                                                              ==============

------------------

  + Non-income producing security for the period ended June 30,
    2006.
 ## Zero coupon security. The interest rate shown is the yield at the time of purchase.

ADR-American Depositary Receipts

                             See accompanying notes

                            Social Awareness Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends................................................  $ 7,533,095
Interest.................................................      472,075
Foreign tax withheld.....................................      (28,567)
                                                           -----------
                                                             7,976,603
                                                           -----------
EXPENSES:
Management fees..........................................    2,081,100
Accounting and administration expenses...................      248,870
Distribution expenses-Service Class......................       96,231
Reports and statements to shareholders...................       53,704
Custodian fees...........................................       19,651
Professional fees........................................       15,215
Trustees' fees...........................................        4,000
Other....................................................       35,299
                                                           -----------
                                                             2,554,070
Less expense paid indirectly.............................       (5,288)
                                                           -----------
Total operating expenses.................................    2,548,782
                                                           -----------
NET INVESTMENT INCOME....................................    5,427,821
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments.........................   72,080,326
Net change in unrealized appreciation/depreciation of
 investments.............................................  (68,907,275)
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..........    3,173,051
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $ 8,600,872
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                             ENDED
                                            6/30/06         YEAR ENDED
                                          (UNAUDITED)        12/31/05
                                         --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income..................  $    5,427,821   $   11,312,106
Net realized gain on investments.......      72,080,326       76,118,100
Net change in unrealized
 appreciation/depreciation of
 investments...........................     (68,907,275)      45,753,423
                                         --------------   --------------
Net increase in net assets resulting
 from operations.......................       8,600,872      133,183,629
                                         --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class........................               -       (9,173,274)
 Service Class.........................               -         (453,694)
                                         --------------   --------------
                                                      -       (9,626,968)
                                         --------------   --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class........................       9,118,785       40,019,682
 Service Class.........................       7,891,994       33,911,067
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class........................               -        9,173,274
 Service Class.........................               -          453,694
                                         --------------   --------------
                                             17,010,779       83,557,717
                                         --------------   --------------
Cost of shares repurchased:
 Standard Class........................     (81,880,483)    (126,896,207)
 Service Class.........................      (8,690,903)      (7,651,750)
                                         --------------   --------------
                                            (90,571,386)    (134,547,957)
                                         --------------   --------------
Decrease in net assets derived from
 capital share transactions............     (73,560,607)     (50,990,240)
                                         --------------   --------------
NET INCREASE (DECREASE) IN NET
 ASSETS................................     (64,959,735)      72,566,421
NET ASSETS:
Beginning of period....................   1,226,378,577    1,153,812,156
                                         --------------   --------------
End of period (including undistributed
 net investment income of $5,740,047
 and $2,180,753, respectively).........  $1,161,418,842   $1,226,378,577
                                         ==============   ==============

                             See accompanying notes

                            Social Awareness Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             SOCIAL AWARENESS FUND STANDARD CLASS
                             SIX MONTHS
                                ENDED
                             6/30/06(1)                                            YEAR ENDED
                             (UNAUDITED)         12/31/05          12/31/04         12/31/03(2)        12/31/02         12/31/01
                             ----------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period.................  $   32.259         $   29.034        $   26.001        $   19.875         $ 25.810        $   37.208

INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment income(3)...       0.150              0.297             0.368             0.222            0.233             0.227
Net realized and unrealized
 gain (loss) on
 investments...............       0.052              3.189             2.921             6.099           (5.951)           (2.822)
                             ----------         ----------        ----------        ----------         --------        ----------
Total from investment
 operations................       0.202              3.486             3.289             6.321           (5.718)           (2.595)
                             ----------         ----------        ----------        ----------         --------        ----------

LESS DIVIDENDS AND
 DISTRIBUTIONS FROM:
Net investment income......           -             (0.261)           (0.256)           (0.195)          (0.217)           (0.174)
Net realized gain on
 investments...............           -                  -                 -                 -                -            (8.629)
                             ----------         ----------        ----------        ----------         --------        ----------
Total dividends and
 distributions.............           -             (0.261)           (0.256)           (0.195)          (0.217)           (8.803)
                             ----------         ----------        ----------        ----------         --------        ----------

Net asset value, end of
 period....................  $   32.461         $   32.259        $   29.034        $   26.001         $ 19.875        $   25.810
                             ==========         ==========        ==========        ==========         ========        ==========

Total return(4)............       0.63%             12.03%            12.70%            31.86%          (22.14%)           (9.50%)

RATIOS AND SUPPLEMENTAL
 DATA:
Net assets, end of period
 (000 omitted).............  $1,085,300         $1,149,865        $1,111,254        $1,062,079         $857,646        $1,274,803
Ratio of expenses to
 average net assets........       0.41%              0.42%             0.41%             0.43%            0.40%             0.40%
Ratio of expenses to
 average net assets prior
 to fees waived and expense
 paid indirectly...........       0.41%              0.42%             0.41%             0.43%            0.42%             0.40%
Ratio of net investment
 income to average net
 assets....................       0.92%              0.99%             1.38%             0.99%            1.03%             0.75%
Ratio of net investment
 income to average net
 assets prior to fees
 waived and expense paid
 indirectly................       0.92%              0.99%             1.38%             0.99%            1.01%             0.75%
Portfolio turnover.........         35%                28%               38%               60%              32%               49%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Social Awareness Fund, Inc. was merged into the Social Awareness Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Social Awareness Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                            Social Awareness Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST -- SOCIAL AWARENESS FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             SOCIAL AWARENESS FUND SERVICE CLASS
                                                SIX MONTHS
                                                   ENDED                                           5/15/03(2)
                                                6/30/06(1)                YEAR ENDED                   TO
                                                (UNAUDITED)        12/31/05        12/31/04         12/31/03
                                                -------------------------------------------------------------
Net asset value, beginning of period..........    $32.230          $29.020         $25.991          $21.631

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)......................      0.109            0.221           0.300            0.107
Net realized and unrealized gain on
 investments..................................      0.053            3.185           2.918            4.419
                                                  -------          -------         -------          -------
Total from investment operations..............      0.162            3.406           3.218            4.526
                                                  -------          -------         -------          -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.........................          -           (0.196)         (0.189)          (0.166)
                                                  -------          -------         -------          -------
Total dividends and distributions.............          -           (0.196)         (0.189)          (0.166)
                                                  -------          -------         -------          -------

Net asset value, end of period................    $32.392          $32.230         $29.020          $25.991
                                                  =======          =======         =======          =======

Total return(4)...............................      0.50%           11.75%          12.42%           20.97%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).......    $76,119          $76,514         $42,558          $ 7,265
Ratio of expenses to average net assets.......      0.66%            0.67%           0.66%            0.68%
Ratio of net investment income to average net
 assets.......................................      0.67%            0.74%           1.13%            0.72%
Portfolio turnover............................        35%              28%             38%              60%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                            Social Awareness Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Social Awareness Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $4,200 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2006, fees for these services amounted to $227,199.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2006, fees for these support services amounted to $9,171.

                            Social Awareness Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2006, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $328,632
Accounting and Administration Fees Payable to DSC...........    73,801
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................    15,363

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2006, the Fund made purchases of $208,621,390 and sales of $268,923,286 of investment securities other than short-term investments.

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments was $887,848,087. At June 30, 2006, net unrealized appreciation was $276,656,507, of which $301,686,563 related to unrealized appreciation of investments and $25,030,056 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the six months ended June 30, 2006. The tax character of dividends and distributions paid during the year ended December 31, 2005 was as follows:

                                                                YEAR
                                                               ENDED
                                                              12/31/05
                                                             ----------
Ordinary income............................................  $9,626,968

In addition, the Fund declared an ordinary income consent dividend of $1,868,527 for the year ended December 31, 2005. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................  $  946,830,899
Undistributed ordinary income...........................       5,740,047
Capital loss carryforwards..............................    (139,625,217)
Six month period realized gains.........................      71,816,606
Unrealized appreciation of investments..................     276,656,507
                                                          --------------
Net assets..............................................  $1,161,418,842
                                                          ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of the consent dividend. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                                   UNDISTRIBUTED
                                   NET INVESTMENT            PAID-IN
                                       INCOME                CAPITAL
                                   --------------           ----------
                                    $(1,868,527).           $1,868,527

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $130,165,721 expires in 2010 and $9,459,496 expires in 2011. For the six months ended June 30, 2006, the Fund had capital gains of $71,186,606 which may reduce the capital loss carryforwards.

                            Social Awareness Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                            SIX MONTHS           YEAR
                                              ENDED             ENDED
                                             6/30/06           12/31/05
                                            ----------        ----------
Shares sold:
 Standard Class...........................    276,701          1,308,271
 Service Class............................    240,278          1,142,828
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class...........................          -            291,261
 Service Class............................          -             14,414
                                            ----------        ----------
                                              516,979          2,756,774
                                            ----------        ----------
Shares repurchased:
 Standard Class...........................  (2,488,065)       (4,229,152)
 Service Class............................   (264,327)          (249,724)
                                            ----------        ----------
                                            (2,752,392)       (4,478,876)
                                            ----------        ----------
Net decrease..............................  (2,235,413)       (1,722,102)
                                            ==========        ==========

6. MARKET RISK
The Fund only invests in companies that meet its definition of "socially responsible" and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

7. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2006, or at any time during the period.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                           Social Awareness Fund- 10

                           SPECIAL OPPORTUNITIES FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Special Opportunities Fund
                               Semiannual Report
                               June 30, 2006

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- SPECIAL OPPORTUNITIES FUND

INDEX

DISCLOSURE OF FUND EXPENSES                                     1
SECTOR ALLOCATION                                               2
STATEMENT OF NET ASSETS                                         3
STATEMENT OF OPERATIONS                                         6
STATEMENTS OF CHANGES IN NET ASSETS                             6
FINANCIAL HIGHLIGHTS                                            7
NOTES TO FINANCIAL STATEMENTS                                   9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                   Expenses
                             Beginning    Ending                  Paid During
                              Account     Account    Annualized     Period
                               Value       Value      Expense      1/1/06 to
                              1/1/06      6/30/06      Ratios      6/30/06*
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class               $1,000.00   $1,052.80      0.44%        $2.24
Service Class                1,000.00     1,051.50      0.69%         3.51
-----------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class               $1,000.00   $1,022.61      0.44%        $2.21
Service Class                1,000.00     1,021.37      0.69%         3.46
-----------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                         Special Opportunities Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND

SECTOR ALLOCATION
AS OF JUNE 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   93.83%
------------------------------------------------------------------------
Basic Industry                                                  9.17%
Business Services                                               2.20%
Capital Spending                                                4.34%
Conglomerates                                                   1.31%
Consumer Cyclical                                               3.81%
Consumer Services                                              10.34%
Consumer Staples                                                5.25%
Energy                                                          7.69%
Financial Services                                             19.82%
Health Care                                                     7.61%
Real Estate                                                     3.79%
Technology                                                     10.40%
Transportation                                                  1.78%
Utilities                                                       6.32%
------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT                                          1.28%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                4.80%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.91%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.09%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                         Special Opportunities Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCK-93.83%
    BASIC INDUSTRY-9.17%
    Ball.....................................      134,600   $  4,985,584
    Eastman Chemical.........................       66,800      3,607,200
    FMC......................................      110,200      7,095,778
    Lubrizol.................................       58,600      2,335,210
    Masco....................................      156,200      4,629,768
    Monsanto.................................       54,200      4,563,098
    Nucor....................................      158,000      8,571,500
  + Pactiv...................................      193,100      4,779,225
    Phelps Dodge.............................       63,600      5,225,376
    PPG Industries...........................       63,500      4,191,000
    Praxair..................................       54,200      2,926,800
    RPM International........................      181,500      3,267,000
    Sherwin-Williams.........................       92,000      4,368,160
    Sigma-Aldrich............................       55,000      3,995,200
    Sonoco Products..........................       94,900      3,003,585
    St. Joe..................................       94,700      4,407,338
                                                             ------------
                                                               71,951,822
                                                             ------------
    BUSINESS SERVICES-2.20%
    Brink's..................................      117,000      6,599,970
    Deluxe...................................       54,300        949,164
    Donnelley (R.R.) & Sons..................      136,100      4,348,395
    Manpower.................................       83,400      5,387,640
                                                             ------------
                                                               17,285,169
                                                             ------------
    CAPITAL SPENDING-4.34%
    Cummins..................................       57,000      6,968,250
  + Energizer Holdings.......................       68,000      3,982,760
    Harsco...................................       81,900      6,384,924
    Ingersoll-Rand Class A...................       63,800      2,729,364
    PACCAR...................................       54,000      4,448,520
    Parker Hannifin..........................       60,500      4,694,800
    Republic Services Class A................      120,300      4,852,902
                                                             ------------
                                                               34,061,520
                                                             ------------
    CONGLOMERATES-1.31%
    SPX......................................       58,900      3,295,455
    Textron..................................       75,700      6,978,026
                                                             ------------
                                                               10,273,481
                                                             ------------
    CONSUMER CYCLICAL-3.81%
    Borg Warner..............................       56,200      3,658,620
    Centex...................................       63,200      3,178,960
    D.R. Horton..............................      165,533      3,942,996
    Eaton....................................       43,600      3,287,440
    Furniture Brands International...........      149,100      3,107,244
    Johnson Controls.........................       90,400      7,432,688
    KB HOME..................................       76,800      3,521,280
    Magna International Class A (Canada).....       23,800      1,712,886
                                                             ------------
                                                               29,842,114
                                                             ------------
    CONSUMER SERVICES-10.34%
  + AutoNation...............................      108,321      2,322,402
    Belo Class A.............................      239,500      3,736,200

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCK (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
    Claire's Stores..........................       81,400   $  2,076,514
    CVS......................................      150,200      4,611,140
  + Dollar Tree Stores.......................      212,700      5,636,550
    Eastman Kodak............................      126,000      2,996,280
    Federated Department Stores..............      230,000      8,418,000
    Fortune Brands...........................       80,200      5,695,002
    Harrah's Entertainment...................       60,125      4,279,698
    Hasbro...................................      123,000      2,227,530
    Jones Apparel Group......................      107,000      3,401,530
    Marriott International Class A...........      154,800      5,900,976
    McClatchy Class A........................       16,480        661,176
  + Mediacom Communications..................      270,800      1,687,084
    Meredith.................................      104,500      5,176,930
    PETsMART.................................      173,000      4,428,800
  + Saks.....................................      153,900      2,488,563
  + Scholastic...............................       62,500      1,623,125
    ServiceMaster............................      190,300      1,965,799
    Starwood Hotels & Resorts Worldwide......       52,000      3,137,680
    Tiffany & Co.............................      118,700      3,919,474
    VF.......................................       68,800      4,672,896
                                                             ------------
                                                               81,063,349
                                                             ------------
    CONSUMER STAPLES-5.25%
    Archer-Daniels-Midland...................      201,300      8,309,664
    Bunge Limited............................       90,400      4,542,600
  + Constellation Brands.....................      217,200      5,430,000
    Del Monte Foods..........................      422,300      4,742,429
    Hershey..................................       60,000      3,304,200
    Reynolds American........................       71,000      8,186,300
  + Smithfield Foods.........................      143,900      4,148,637
    Tyson Foods Class A......................      168,900      2,509,854
                                                             ------------
                                                               41,173,684
                                                             ------------
    ENERGY-7.69%
    Chesapeake Energy........................      136,500      4,129,125
    El Paso..................................      407,500      6,112,500
    ENSCO International......................      123,100      5,665,062
    Equitable Resources......................      152,600      5,112,100
    KeySpan..................................       87,000      3,514,800
    Marathon Oil.............................      107,400      8,946,420
  + Newfield Exploration.....................      173,500      8,491,090
    Questar..................................       49,000      3,944,010
    Rowan....................................      153,600      5,466,624
    Sempra Energy............................      107,000      4,866,360
    Williams.................................      175,000      4,088,000
                                                             ------------
                                                               60,336,091
                                                             ------------
    FINANCIAL SERVICES-19.82%
    AMBAC Financial Group....................       67,600      5,482,360
    American Financial Group.................      132,700      5,692,830
    Associated Banc-Corp.....................      124,500      3,925,485
    Astoria Financial........................      106,950      3,256,628
    Bank of Hawaii...........................      121,100      6,006,560

                         Special Opportunities Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCK (CONTINUED)
    FINANCIAL SERVICES (CONTINUED)
    Bear Stearns.............................       62,000   $  8,684,959
    Berkley (W.R.)...........................      177,750      6,066,608
    CIT Group................................       93,200      4,873,428
    Colonial BancGroup.......................      258,700      6,643,415
    Comerica.................................       64,100      3,332,559
    Compass Bancshares.......................       91,900      5,109,640
    Countrywide Financial....................      157,598      6,001,332
    Edwards (A.G.)...........................       58,400      3,230,688
    Everest Re Group.........................       19,000      1,644,830
    Fidelity National Financial..............      109,210      4,253,730
    First Horizon National...................       96,200      3,867,240
    Loews....................................      186,000      6,593,699
    Manulife Financial (Canada)..............      173,526      5,512,921
    Marshall & Ilsley........................       73,800      3,375,612
    MBIA.....................................       89,900      5,263,645
    Nationwide Financial Services Class A....       59,600      2,627,168
    Northern Trust...........................       77,500      4,285,750
    Old Republic International...............      144,750      3,093,308
    Popular..................................      181,600      3,486,720
    Protective Life..........................       71,000      3,310,020
    Radian Group.............................       72,000      4,448,160
    Raymond James Financial..................      116,550      3,527,969
    Regions Financial........................      130,000      4,305,600
    Reinsurance Group of America.............      111,800      5,494,970
    St. Paul Travelers.......................      103,500      4,614,030
    StanCorp Financial Group.................       90,000      4,581,900
    TCF Financial............................       99,800      2,639,710
    Torchmark................................       76,000      4,614,720
    Zions Bancorporation.....................       72,100      5,619,474
                                                             ------------
                                                              155,467,668
                                                             ------------
    HEALTH CARE-7.61%
    Aetna....................................      125,200      4,999,236
    Becton, Dickinson........................       68,700      4,199,631
    CIGNA....................................       44,400      4,373,844
  + Community Health Systems.................      137,000      5,034,750
  + Health Net Class A.......................      101,100      4,566,687
  + Lincare Holdings.........................       61,600      2,330,944
    McKesson.................................      128,400      6,070,752
  + MedImmune................................       68,100      1,845,510
    Mylan Laboratories.......................      205,300      4,106,000
    Omnicare.................................      116,600      5,529,172
    Service Corp International...............      603,300      4,910,862
  + Tenet Healthcare.........................      270,600      1,888,788
    Universal Health Services Class B........      119,900      6,026,174
  + Watson Pharmaceuticals...................      161,800      3,766,704
                                                             ------------
                                                               59,649,054
                                                             ------------
    REAL ESTATE-3.79%
    Apartment Investment & Management........       79,300      3,445,585
    Archstone-Smith Trust....................      103,800      5,280,306
    Boston Properties........................       60,600      5,478,240

                                                                MARKET
                                                NUMBER OF       VALUE
                                                 SHARES        (U.S. $)
    COMMON STOCK (CONTINUED)
    REAL ESTATE (CONTINUED)
    Kimco Realty.............................      117,600   $  4,291,224
    Mack-Cali Realty.........................       63,200      2,902,144
    New Plan Excel Realty Trust..............      109,900      2,713,431
    Simon Property Group.....................       67,400      5,590,156
                                                             ------------
                                                               29,701,086
                                                             ------------
    TECHNOLOGY-10.40%
    Acxiom...................................      233,600      5,840,000
  + Adobe Systems............................       94,600      2,872,056
  + Agilent Technologies.....................      134,400      4,241,664
  + Alliant Techsystems......................       30,900      2,359,215
  + Apple Computer...........................       67,800      3,872,736
  + Avnet....................................      132,200      2,646,644
  + BEA Systems..............................      587,700      7,692,993
    CDW......................................       76,600      4,186,190
  + Citrix Systems...........................       85,400      3,427,956
  + Computer Sciences........................       77,200      3,739,568
    Goodrich.................................       83,800      3,376,302
  + Ingram Micro Class A.....................      300,300      5,444,439
    National Semiconductor...................      154,800      3,691,980
    Pitney Bowes.............................       37,200      1,536,360
  + Polycom..................................      111,300      2,439,696
    Rockwell Automation......................      121,300      8,734,813
  + Sanmina-SCI..............................      360,300      1,657,380
    Symbol Technologies......................      264,700      2,856,113
  + Synopsys.................................      249,200      4,677,484
    Tektronix................................       92,400      2,718,408
  + Thermo Electron..........................       98,500      3,569,640
                                                             ------------
                                                               81,581,637
                                                             ------------
    TRANSPORTATION-1.78%
    Canadian National Railway (Canada).......      104,100      4,554,375
    CSX......................................       44,000      3,099,360
    Norfolk Southern.........................       31,200      1,660,464
  + YRC Worldwide............................      110,900      4,669,999
                                                             ------------
                                                               13,984,198
                                                             ------------
    UTILITIES-6.32%
    CenturyTel...............................      103,100      3,830,165
    DTE Energy...............................       56,000      2,281,440
    Edison International.....................      199,900      7,796,100
    Energy East..............................      116,000      2,775,880
    Great Plains Energy......................       69,500      1,936,270
    PG&E.....................................      108,500      4,261,880
    PPL......................................      186,000      6,007,800
    Public Service Enterprise Group..........      113,300      7,491,396
    TXU......................................      160,600      9,602,274
    Wisconsin Energy.........................       88,000      3,546,400
                                                             ------------
                                                               49,529,605
                                                             ------------
    TOTAL COMMON STOCK
     (COST $478,841,413).....................                 735,900,478
                                                             ------------

                         Special Opportunities Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                (U.S. $)       (U.S. $)
    CERTIFICATE OF DEPOSIT-1.28%
    Wells Fargo Bank 5.30% 7/25/06...........  $10,000,000   $ 10,000,000
                                                             ------------
    TOTAL CERTIFICATE OF DEPOSIT (COST
     $10,000,000)............................                  10,000,000
                                                             ------------
  ? COMMERCIAL PAPER-4.80%
    BMW US Capital 5.274% 7/5/06.............   16,000,000     15,990,631
    Total Capital 5.27% 7/3/06...............   16,705,000     16,700,109
    University of California 5.282%
     7/14/06.................................    5,000,000      4,990,485
                                                             ------------
    TOTAL COMMERCIAL PAPER (COST
     $37,681,225)............................                  37,681,225
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-99.91% (COST
 $526,522,638)..............................................  $783,581,703
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.09%.......       714,918
                                                              ------------
NET ASSETS APPLICABLE TO 19,403,648 SHARES
 OUTSTANDING-100.00%........................................  $784,296,621
                                                              ============
NET ASSET VALUE-SPECIAL OPPORTUNITIES FUND STANDARD CLASS
 ($778,793,423 / 19,267,255 SHARES).........................       $40.421
                                                              ============
NET ASSET VALUE-SPECIAL OPPORTUNITIES FUND SERVICE CLASS
 ($5,503,198 / 136,393 SHARES)..............................       $40.348
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $488,120,312
Undistributed net investment income.........................     5,944,196
Accumulated net realized gain on investments................    33,173,086
Net unrealized appreciation of investments and foreign
 currencies.................................................   257,059,027
                                                              ------------
Total net assets............................................  $784,296,621
                                                              ============

------------------
 +Non-income producing security for the period ended June 30, 2006.
?The interest rate shown is the effective yield as of the time of purchase.

                             See accompanying notes

                         Special Opportunities Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends................................................  $ 5,975,663
Interest.................................................      830,911
Foreign tax withheld.....................................      (15,268)
                                                           -----------
                                                             6,791,306
                                                           -----------
EXPENSES:
Management fees..........................................    1,463,650
Accounting and administration expenses...................      181,737
Reports and statements to shareholders...................       40,090
Professional fees........................................       16,921
Custodian fees...........................................       13,396
Trustees' fees...........................................        4,000
Distribution expenses-Service Class......................        5,523
Other....................................................       14,056
                                                           -----------
                                                             1,739,373
Less expense paid indirectly.............................       (1,567)
                                                           -----------
Total operating expenses.................................    1,737,806
                                                           -----------
NET INVESTMENT INCOME....................................    5,053,500
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments.............................................   34,054,446
 Foreign currencies......................................         (998)
                                                           -----------
Net realized gain........................................   34,053,448
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies......................    1,736,312
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES......................................   35,789,760
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $40,843,260
                                                           ===========

                             See accompanying notes
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                               ENDED
                                              6/30/06       YEAR ENDED
                                            (UNAUDITED)      12/31/05
                                            ------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income.....................  $  5,053,500   $ 10,920,021
Net realized gain on investments and
 foreign currencies.......................    34,053,448     30,640,134
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies...................     1,736,312     61,814,425
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................    40,843,260    103,374,580
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................      (719,384)    (8,297,617)
 Service Class............................        (3,032)       (23,209)
Net realized gain on investments:
 Standard Class...........................   (28,840,373)   (22,898,798)
 Service Class............................      (182,924)       (32,658)
                                            ------------   ------------
                                             (29,745,713)   (31,252,282)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................     7,640,163     37,157,061
 Service Class............................     2,139,629      2,850,470
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................    29,559,757     31,196,415
 Service Class............................       185,956         55,867
                                            ------------   ------------
                                              39,525,505     71,259,813
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (33,606,873)   (28,435,069)
 Service Class............................       (82,776)       (54,047)
                                            ------------   ------------
                                             (33,689,649)   (28,489,116)
                                            ------------   ------------
Increase in net assets derived from
 capital share transactions...............     5,835,856     42,770,697
                                            ------------   ------------
NET INCREASE IN NET ASSETS................    16,933,403    114,892,995
NET ASSETS:
Beginning of period.......................   767,363,218    652,470,223
                                            ------------   ------------
End of period (including undistributed net
 investment income of $5,944,196 and
 $3,335,539, respectively)................  $784,296,621   $767,363,218
                                            ============   ============

                             See accompanying notes

                         Special Opportunities Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                SPECIAL OPPORTUNITIES FUND STANDARD CLASS
                                        SIX MONTHS
                                           ENDED                                           YEAR
                                        6/30/06(1)                                         ENDED
                                        (UNAUDITED)       12/31/05       12/31/04       12/31/03(2)       12/31/02       12/31/01
                                        -----------------------------------------------------------------------------------------
Net asset value, beginning of
 period...............................   $ 39.849         $ 36.112       $ 29.753        $ 22.471         $ 26.006       $ 25.846

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income(3)..............      0.263            0.581          0.452           0.390            0.418          0.431
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies...........................      1.881            4.839          6.292           7.227           (3.467)         0.098
                                         --------         --------       --------        --------         --------       --------
Total from investment operations......      2.144            5.420          6.744           7.617           (3.049)         0.529
                                         --------         --------       --------        --------         --------       --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.................     (0.038)          (0.436)        (0.385)         (0.335)          (0.365)        (0.369)
Net realized gain on investments......     (1.534)          (1.247)             -               -           (0.121)             -
                                         --------         --------       --------        --------         --------       --------
Total dividends and distributions.....     (1.572)          (1.683)        (0.385)         (0.335)          (0.486)        (0.369)
                                         --------         --------       --------        --------         --------       --------

Net asset value, end of period........   $ 40.421         $ 39.849       $ 36.112        $ 29.753         $ 22.471       $ 26.006
                                         ========         ========       ========        ========         ========       ========

Total return(4).......................      5.28%           15.65%         22.76%          33.99%          (11.75%)         2.16%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000
 omitted).............................   $778,794         $764,088       $652,224        $541,170         $439,984       $539,870
Ratio of expenses to average net
 assets...............................      0.44%            0.45%          0.47%           0.52%            0.47%          0.48%
Ratio of expenses to average net
 assets prior to fees waived and
 expense paid indirectly..............      0.44%            0.45%          0.47%           0.52%            0.49%          0.48%
Ratio of net investment income to
 average net assets...................      1.28%            1.55%          1.43%           1.56%            1.67%          1.65%
Ratio of net investment income to
 average net assets prior to fees
 waived and expense paid indirectly...      1.28%            1.55%          1.43%           1.56%            1.65%          1.65%
Portfolio turnover....................        11%              13%            36%             80%              55%            73%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Effective April 30, 2003, the Lincoln National Special Opportunities Fund, Inc. was merged into the Special Opportunities Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Special Opportunities Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                         Special Opportunities Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                 SPECIAL OPPORTUNITIES FUND SERVICE CLASS

                                                             SIX MONTHS
                                                                ENDED             YEAR           5/19/04(2)
                                                             6/30/06(1)           ENDED              TO
                                                             (UNAUDITED)        12/31/05          12/31/04
                                                             ----------------------------------------------
Net asset value, beginning of period.......................    $39.817           $36.099          $29.463

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)...................................      0.212             0.485            0.234
Net realized and unrealized gain on investments and foreign
 currencies................................................      1.878             4.834            6.747
                                                               -------           -------          -------
Total from investment operations...........................      2.090             5.319            6.981
                                                               -------           -------          -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................................     (0.025)           (0.354)          (0.345)
Net realized gain on investments...........................     (1.534)           (1.247)               -
                                                               -------           -------          -------
Total dividends and distributions..........................     (1.559)           (1.601)          (0.345)
                                                               -------           -------          -------

Net asset value, end of period.............................    $40.348           $39.817          $36.099
                                                               =======           =======          =======
Total return(4)............................................      5.15%            15.36%           24.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $ 5,503           $ 3,275          $   246
Ratio of expenses to average net assets....................      0.69%             0.70%            0.72%
Ratio of net investment income to average net assets.......      1.03%             1.30%            1.19%
Portfolio turnover.........................................        11%               13%              36%(5)

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2004.

                             See accompanying notes

                         Special Opportunities Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Special Opportunities Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $9,541 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual

                         Special Opportunities Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED) rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the six months ended June 30, 2006, fees for these support services amounted to $160,084.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2006, fees for these support services amounted to $9,153.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At June 30, 2006, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $236,529
Accounting and Administration Fees Payable to DSC...........    53,171
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................     1,077

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2006, the Fund made purchases of $41,921,173 and sales of $62,749,172 of investment securities other than short-term investments.

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments was $526,592,619. At June 30, 2006, net unrealized appreciation was $256,989,084, of which $269,952,998 related to unrealized appreciation of investments and $12,963,914 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                                          SIX MONTHS            YEAR
                                             ENDED              ENDED
                                           6/30/06*           12/31/05
                                          -----------        -----------
Ordinary income.........................  $   722,416        $ 8,921,701
Long-term capital gain..................   29,023,297         22,330,581
                                          -----------        -----------
Total...................................  $29,745,713        $31,252,282
                                          ===========        ===========

In addition, the Fund declared an ordinary income consent dividend of $2,909,453 for the year ended December 31, 2005. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

------------------
*Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $488,120,312
Undistributed ordinary income...........................     10,286,927
Undistributed long-term capital gain....................     28,900,336
Unrealized appreciation of investments and foreign
 currencies.............................................    256,989,046
                                                           ------------
Net assets..............................................   $784,296,621
                                                           ============

                         Special Opportunities Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

UNDISTRIBUTED            ACCUMULATED
NET INVESTMENT           NET REALIZED            PAID-IN
    INCOME               GAIN (LOSS)             CAPITAL
--------------           ------------           ----------
 $(1,722,427).           $(1,187,026)           $2,909,453

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                           SIX MONTHS
                                             ENDED           YEAR ENDED
                                            6/30/06           12/31/05
                                           ----------        ----------
Shares sold:
 Standard Class..........................    184,863           995,264
 Service Class...........................     51,553            75,301
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class..........................    719,951           872,735
 Service Class...........................      4,536             1,544
                                           ---------         ---------
                                             960,903         1,944,844
                                           ---------         ---------
Shares repurchased:
 Standard Class..........................   (812,270)         (754,579)
 Service Class...........................     (1,938)           (1,431)
                                           ---------         ---------
                                            (814,208)         (756,010)
                                           ---------         ---------
Net increase.............................    146,695         1,188,834
                                           =========         =========

6. LINE OF CREDIT
The Fund, along with certain other series in the Lincoln Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at June 30, 2006, or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                         Special Opportunities Fund- 11

                                 PROFILE FUNDS

                                [WILSHIRE LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Profile Funds:
                                   Conservative Profile Fund
                                   Moderate Profile Fund
                                   Moderately Aggressive
                                        Profile Fund
                                   Aggressive Profile Fund
                               Semiannual Report
                               June 30, 2006

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- PROFILE FUNDS

INDEX

DISCLOSURE OF FUND EXPENSES                                     1
SECTOR ALLOCATIONS                                              2
STATEMENTS OF NET ASSETS                                        3
STATEMENTS OF ASSETS AND LIABILITIES                            7
STATEMENTS OF OPERATIONS                                        8
STATEMENTS OF CHANGES IN NET ASSETS                             9
FINANCIAL HIGHLIGHTS                                           10
NOTES TO FINANCIAL STATEMENTS                                  18

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
PROFILE FUNDS

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006. ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in the tables assume reinvestment of all dividends and distributions.
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CONSERVATIVE PROFILE FUND

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                               Expenses
                         Beginning    Ending                  Paid During
                          Account     Account    Annualized     Period
                           Value       Value      Expense      1/1/06 to
                          1/1/06      6/30/06      Ratios      6/30/06*
-------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class           $1,000.00   $1,013.20      0.30%        $1.50
Service Class            1,000.00     1,011.90      0.55%         2.74
-------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class           $1,000.00   $1,023.31      0.30%        $1.51
Service Class            1,000.00     1,022.07      0.55%         2.76
-------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MODERATE PROFILE FUND

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                  Expenses
                            Beginning    Ending                  Paid During
                             Account     Account    Annualized     Period
                              Value       Value      Expense      1/1/06 to
                             1/1/06      6/30/06      Ratios      6/30/06*
----------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class              $1,000.00   $1,023.70      0.30%        $1.51
Service Class               1,000.00     1,022.50      0.55%         2.76
----------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class              $1,000.00   $1,023.31      0.30%        $1.51
Service Class               1,000.00     1,022.07      0.55%         2.76
----------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MODERATELY AGGRESSIVE PROFILE FUND

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                  Expenses
                            Beginning    Ending                  Paid During
                             Account     Account    Annualized     Period
                              Value       Value      Expense      1/1/06 to
                             1/1/06      6/30/06      Ratios      6/30/06*
----------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class              $1,000.00   $1,028.70      0.30%        $1.51
Service Class               1,000.00     1,027.50      0.55%         2.76
----------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class              $1,000.00   $1,023.31      0.30%        $1.51
Service Class               1,000.00     1,022.07      0.55%         2.76
----------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE PROFILE FUND

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                  Expenses
                            Beginning    Ending                  Paid During
                             Account     Account    Annualized     Period
                              Value       Value      Expense      1/1/06 to
                             1/1/06      6/30/06      Ratios      6/30/06*
----------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class              $1,000.00   $1,038.60      0.30%        $1.52
Service Class               1,000.00     1,037.30      0.55%         2.78
----------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class              $1,000.00   $1,023.31      0.30%        $1.51
Service Class               1,000.00     1,022.07      0.55%         2.76
----------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each of the Funds invests substantially all of its assets in other mutual funds ("underlying funds"). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable underlying funds. The Expense Analyses of an Investment above do not reflect the expenses of the underlying funds.

                                Profile Funds- 1

SECTOR ALLOCATIONS
AS OF JUNE 30, 2006

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CONSERVATIVE PROFILE FUND

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                                99.95%
------------------------------------------------------------------------
Equity Funds                                                   33.37%
Fixed Income Funds                                             60.79%
International Funds                                             5.79%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.95%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.05%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MODERATE PROFILE FUND

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AFFILIATED INVESTMENTS COMPANIES                                99.77%
------------------------------------------------------------------------
Equity Funds                                                    42.63%
Fixed Income Funds                                              40.97%
International Funds                                             16.17%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                99.77%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                  0.23%
------------------------------------------------------------------------
TOTAL NET ASSETS                                               100.00%
------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MODERATELY AGGRESSIVE PROFILE FUND

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                                 99.68%
------------------------------------------------------------------------
Equity Funds                                                    56.99%
Fixed Income Funds                                              20.65%
International Funds                                             22.04%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                 0.65%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               100.33%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                 (0.33%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                               100.00%
------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE PROFILE FUND

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                                99.69%
------------------------------------------------------------------------
Equity Funds                                                   70.71%
International Funds                                            28.98%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.69%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.31%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                Profile Funds- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CONSERVATIVE PROFILE FUND STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                  NUMBER       MARKET
                                                    OF          VALUE
                                                  SHARES      (U.S. $)
    AFFILIATED INVESTMENT COMPANIES-99.95%
    EQUITY FUNDS-33.37%
  * Delaware VIP Trust-
     +Delaware VIP U.S. Growth Series..........  1,146,262   $ 8,677,203
     Delaware VIP Value Series.................    450,490     8,888,173
  * Lincoln Variable Insurance Products Trust-
     +Aggressive Growth Fund...................    323,011     3,562,812
     Core Fund.................................    139,908     1,504,567
     +Growth Fund..............................    183,414     2,131,826
                                                             -----------
                                                              24,764,581
                                                             -----------

                                                  NUMBER       MARKET
                                                    OF          VALUE
                                                  SHARES      (U.S. $)
    AFFILIATED INVESTMENT COMPANIES (CONTINUED)
    FIXED INCOME FUNDS-60.79%
 ** Delaware Group Government Funds-
     Inflation Protected Bond Fund.............    881,237   $ 8,327,686
  * Delaware VIP Trust-
     Delaware VIP Diversified Income Series....  2,767,359    25,459,701
     Delaware VIP High Yield Series............    656,123     3,766,148
  * Lincoln Variable Insurance Products Trust-
     Bond Fund.................................    604,530     7,551,180
                                                             -----------
                                                              45,104,715
                                                             -----------
    INTERNATIONAL FUNDS-5.79%
  * Jefferson Pilot Variable Fund-
     International Equity Portfolio............    159,985     2,083,805
  * Lincoln Variable Insurance Products Trust-
     International Fund........................    111,511     2,212,711
                                                             -----------
                                                               4,296,516
                                                             -----------
    TOTAL AFFILIATED INVESTMENT COMPANIES (COST
     $74,398,873)..............................               74,165,812
                                                             -----------

TOTAL MARKET VALUE OF SECURITIES-99.95% (COST
 $74,398,873)...............................................   74,165,812
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.05%.......       40,715
                                                              -----------
NET ASSETS APPLICABLE TO 6,953,179 SHARES
 OUTSTANDING-100.00%........................................  $74,206,527
                                                              ===========
NET ASSET VALUE-CONSERVATIVE PROFILE FUND STANDARD CLASS
 ($4,975,379 / 465,644 SHARES)..............................      $10.685
                                                              ===========
NET ASSET VALUE-CONSERVATIVE PROFILE FUND SERVICE CLASS
 ($69,231,148 / 6,487,535 SHARES)...........................      $10.671
                                                              ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $73,543,603
Undistributed net investment income.........................      621,307
Accumulated net realized gain on investments................      274,678
Net unrealized depreciation of investments..................     (233,061)
                                                              -----------
Total net assets............................................  $74,206,527
                                                              ===========

------------------
 +Non-income producing security for the period ended June 30, 2006. *Standard Class shares
**Institutional Class shares

                             See accompanying notes

                                Profile Funds- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MODERATE PROFILE FUND
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                 NUMBER         MARKET
                                                   OF           VALUE
                                                 SHARES        (U.S. $)
    AFFILIATED INVESTMENT COMPANIES-99.77%
    EQUITY FUNDS-42.63%
  * Delaware VIP Trust-
     Delaware VIP Small Cap Value Series....       419,745   $ 13,096,057
     +Delaware VIP U.S. Growth Series.......     4,547,872     34,427,388
     Delaware VIP Value Series..............     1,367,300     26,976,826
  * Lincoln Variable Insurance Products
     Trust-
     +Aggressive Growth Fund................     1,174,597     12,955,806
     Core Fund..............................     1,254,397     13,489,786
     +Growth Fund...........................     1,115,465     12,965,046
                                                             ------------
                                                              113,910,909
                                                             ------------
    FIXED INCOME FUNDS-40.97%
 ** Delaware Group Government Funds-
     Inflation Protected Bond Fund..........     1,459,387     13,791,204
  * Delaware VIP Trust-
     Delaware VIP Diversified Income
       Series...............................     7,416,993     68,236,332
     Delaware VIP High Yield Series.........     2,389,847     13,717,723
  * Lincoln Variable Insurance Products
     Trust-
     Bond Fund..............................     1,098,178     13,717,336
                                                             ------------
                                                              109,462,595
                                                             ------------

                                                 NUMBER         MARKET
                                                   OF           VALUE
                                                 SHARES        (U.S. $)
    AFFILIATED INVESTMENT COMPANIES (CONTINUED)
    INTERNATIONAL FUNDS-16.17%
  * Delaware VIP Trust-
     Delaware VIP Emerging Markets Series...       687,268   $ 12,343,342
  * Jefferson Pilot Variable Fund-
     International Equity Portfolio.........     1,342,031     17,479,949
  * Lincoln Variable Insurance Products
     Trust-
     International Fund.....................       674,346     13,381,042
                                                             ------------
                                                               43,204,333
                                                             ------------
    TOTAL AFFILIATED INVESTMENT COMPANIES
     (COST $266,625,848)....................                  266,577,837
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-99.77% (COST
 $266,625,848)..............................................   266,577,837
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.23%.......       604,988
                                                              ------------
NET ASSETS APPLICABLE TO 24,115,213 SHARES
 OUTSTANDING-100.00%........................................  $267,182,825
                                                              ============
NET ASSET VALUE-MODERATE PROFILE FUND STANDARD CLASS
 ($22,476,504 / 2,026,153 SHARES)...........................       $11.093
                                                              ============
NET ASSET VALUE-MODERATE PROFILE FUND SERVICE CLASS
 ($244,706,321 / 22,089,060 SHARES).........................       $11.078
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $262,406,113
Undistributed net investment income.........................     1,997,846
Accumulated net realized gain on investments................     2,826,877
Net unrealized depreciation of investments..................       (48,011)
                                                              ------------
Total net assets............................................  $267,182,825
                                                              ============

------------------
 *Standard Class Shares

**Institutional Class Shares

 +Non-income producing security for the period ended June 30, 2006.

                             See accompanying notes

                                Profile Funds- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MODERATELY AGGRESSIVE PROFILE FUND STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                  NUMBER        MARKET
                                                    OF          VALUE
                                                  SHARES       (U.S. $)
    AFFILIATED INVESTMENT COMPANIES-99.68%
    EQUITY FUNDS-56.99%
  * Delaware VIP Trust-
     Delaware VIP Small Cap Value Series......     166,782   $  5,203,588
     +Delaware VIP U.S. Growth Series.........   3,676,544     27,831,438
     Delaware VIP Value Series................     990,062     19,533,921
  * Jefferson Pilot Variable Fund-
     Mid-Cap Value Portfolio..................     524,313      6,852,776
     Value Portfolio..........................     400,836      8,670,890
  * Lincoln Variable Insurance Products Trust-
     +Aggressive Growth Fund..................     775,483      8,553,579
     Core Fund................................   1,320,681     14,202,603
     +Growth Fund.............................     734,253      8,534,225
                                                             ------------
                                                               99,383,020
                                                             ------------
    FIXED INCOME FUNDS-20.65%
  * Delaware VIP Trust-
     Delaware VIP Diversified Income Series...     980,043      9,016,399
     Delaware VIP High Yield Series...........     946,259      5,431,527
  * Lincoln Variable Insurance Products Trust-
     Bond Fund................................   1,726,849     21,570,067
                                                             ------------
                                                               36,017,993
                                                             ------------

                                                  NUMBER        MARKET
                                                    OF          VALUE
                                                  SHARES       (U.S. $)
    AFFILIATED INVESTMENT COMPANIES (CONTINUED)
    INTERNATIONAL FUNDS-22.04%
  * Delaware VIP Trust-
     Delaware VIP Emerging Markets Series.....     537,901   $  9,660,702
  * Jefferson Pilot Variable Fund-
     International Equity Portfolio...........   1,130,247     14,721,471
  * Lincoln Variable Insurance Products Trust-
     International Fund.......................     707,918     14,047,220
                                                             ------------
                                                               38,429,393
                                                             ------------
    TOTAL AFFILIATED INVESTMENT COMPANIES
     (COST $173,512,143)......................                173,830,406
                                                             ------------
                                                PRINCIPAL
                                                  AMOUNT
                                                 (U.S. $)
 #/ COMMERCIAL PAPER-0.65%
    Total Capital 5.272% 7/3/06...............  $1,140,000      1,139,666
                                                             ------------
    TOTAL COMMERCIAL PAPER
     (COST $1,139,666)........................                  1,139,666
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-100.33% (COST
 $174,651,809)..............................................   174,970,072
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.33%).....      (569,880)
                                                              ------------
NET ASSETS APPLICABLE TO 15,344,734 SHARES
 OUTSTANDING-100.00%........................................  $174,400,192
                                                              ============
NET ASSET VALUE-MODERATELY AGGRESSIVE PROFILE FUND STANDARD
 CLASS ($21,264,673 / 1,868,692 SHARES).....................       $11.379
                                                              ============
NET ASSET VALUE-MODERATELY AGGRESSIVE PROFILE FUND SERVICE
 CLASS ($153,135,519 / 13,476,042 SHARES)...................       $11.364
                                                              ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $170,849,178
Undistributed net investment income.........................       825,361
Accumulated net realized gain on investments................     2,407,390
Net unrealized appreciation of investments..................       318,263
                                                              ------------
Total net assets............................................  $174,400,192
                                                              ============

------------------
 *Standard Class Shares

#/The interest rate shown is the effective yield as of the time of purchase.

 +Non-income producing security for the period ended June 30, 2006.

                             See accompanying notes

                                Profile Funds- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE PROFILE FUND
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                  NUMBER       MARKET
                                                    OF          VALUE
                                                  SHARES      (U.S. $)
    AFFILIATED INVESTMENT COMPANIES-99.69%
    EQUITY FUNDS-70.71%
  * Delaware VIP Trust-
     Delaware VIP Small Cap Value Series.......     72,093   $ 2,249,310
     +Delaware VIP U.S. Growth Series..........  1,184,383     8,965,782
     Delaware VIP Value Series.................    429,445     8,472,952
  * Jefferson Pilot Variable Fund-
     Mid-Cap Value Portfolio...................    167,247     2,185,919
     Value Portfolio...........................    181,310     3,922,107
  * Lincoln Variable Insurance Products Trust-
     +Aggressive Growth Fund...................    246,259     2,716,233
     Core Fund.................................    424,482     4,564,881
     +Growth Fund..............................    308,301     3,583,388
     Growth Opportunities Fund.................    179,384     2,409,665
                                                             -----------
                                                              39,070,237
                                                             -----------

                                                  NUMBER       MARKET
                                                    OF          VALUE
                                                  SHARES      (U.S. $)
    AFFILIATED INVESTMENT COMPANIES (CONTINUED)
    INTERNATIONAL FUNDS-28.98%
  * Delaware VIP Trust-
      Delaware VIP Emerging Markets Series.....    256,575   $ 4,608,087
  * Jefferson Pilot Variable Fund-
      International Equity Portfolio...........    441,973     5,756,701
  * Lincoln Variable Insurance Products Trust-
      International Fund.......................    284,512     5,645,566
                                                             -----------
                                                              16,010,354
                                                             -----------
    TOTAL AFFILIATED INVESTMENT COMPANIES (COST
     $54,869,271)..............................               55,080,591
                                                             -----------

TOTAL MARKET VALUE OF SECURITIES-99.69% (COST
 $54,869,271)...............................................   55,080,591
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.31%.......      173,142
                                                              -----------
NET ASSETS APPLICABLE TO 4,699,801 SHARES
 OUTSTANDING-100.00%........................................  $55,253,733
                                                              ===========
NET ASSET VALUE-AGGRESSIVE PROFILE FUND STANDARD CLASS
 ($10,044,092 / 853,315 SHARES).............................      $11.771
                                                              ===========
NET ASSET VALUE-AGGRESSIVE PROFILE FUND SERVICE CLASS
 ($45,209,641 / 3,846,486 SHARES)...........................      $11.753
                                                              ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $54,250,003
Undistributed net investment income.........................       29,713
Accumulated net realized gain on investments................      762,697
Net unrealized appreciation of investments..................      211,320
                                                              -----------
Total net assets............................................  $55,253,733
                                                              ===========

------------------
*Standard Class shares
+Non-income producing security for the period ended June 30, 2006.

                             See accompanying notes

                                Profile Funds- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

                                                                                             MODERATELY
                                                              CONSERVATIVE     MODERATE      AGGRESSIVE     AGGRESSIVE
                                                              PROFILE FUND   PROFILE FUND   PROFILE FUND   PROFILE FUND
                                                              ---------------------------------------------------------
ASSETS:
Investments in affiliated investment companies, at market...  $74,165,812    $266,577,837   $173,830,406   $55,080,591
Other investments, at market................................            -               -      1,139,666             -
Cash........................................................       14,374         211,501          1,605             -
Subscriptions receivable....................................      274,138       1,399,185        906,397       279,099
Due from Lincoln Life.......................................       13,923           6,449         10,000        14,453
                                                              -----------    ------------   ------------   -----------
Total assets................................................   74,468,247     268,194,972    175,888,074    55,374,143
                                                              -----------    ------------   ------------   -----------

LIABILITIES:
Payable for securities purchased............................      114,906         627,691      1,410,097        79,902
Cash overdraft..............................................            -               -              -         1,184
Liquidations payable........................................      107,528         273,673          4,549         9,588
Due to manager and affiliates...............................       37,231         107,609         71,199        28,754
Accrued expenses payable....................................        2,055           3,174          2,037           982
                                                              -----------    ------------   ------------   -----------
Total liabilities...........................................      261,720       1,012,147      1,487,882       120,410
                                                              -----------    ------------   ------------   -----------
TOTAL NET ASSETS............................................  $74,206,527    $267,182,825   $174,400,192   $55,253,733
                                                              ===========    ============   ============   ===========
Investments in affiliated investment companies, at cost.....  $74,398,873    $266,625,848   $173,512,143   $54,869,271
                                                              ===========    ============   ============   ===========
Other investments, at cost..................................  $         -    $          -   $  1,139,666   $         -
                                                              ===========    ============   ============   ===========

                             See accompanying notes

                                Profile Funds- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

                                                                                                   MODERATELY
                                                              CONSERVATIVE        MODERATE         AGGRESSIVE        AGGRESSIVE
                                                              PROFILE FUND      PROFILE FUND      PROFILE FUND      PROFILE FUND
                                                              ------------------------------------------------------------------
INVESTMENT INCOME:
Dividends from investments in affiliated companies..........   $ 756,941        $ 2,174,951       $   967,705        $ 224,022
Interest....................................................       6,213             21,249            14,880            5,391
                                                               ---------        -----------       -----------        ---------
                                                                 763,154          2,196,200           982,585          229,413
                                                               ---------        -----------       -----------        ---------

EXPENSES:
Management fees.............................................      65,712            237,202           155,855           48,121
Distribution expenses-Service Class.........................      61,117            215,149           135,173           38,574
Accounting and administration expenses......................      42,146             41,871            41,633           41,734
Professional fees...........................................      15,553             15,248            15,523           14,731
Reports and statements to shareholders......................      10,355             10,355             9,791           10,341
Custodian fees..............................................       5,423              8,534             7,530            4,779
Trustees' fees..............................................       4,000              4,000             4,000            4,000
Other.......................................................       3,987              4,794             4,451            4,727
                                                               ---------        -----------       -----------        ---------
                                                                 208,293            537,153           373,956          167,007
Less expenses absorbed or waived............................     (68,227)           (37,334)          (51,681)         (70,521)
Less expense paid indirectly................................         (94)               (28)              (77)            (167)
                                                               ---------        -----------       -----------        ---------
Total operating expenses....................................     139,972            499,791           322,198           96,319
                                                               ---------        -----------       -----------        ---------
NET INVESTMENT INCOME.......................................     623,182          1,696,409           660,387          133,094
                                                               ---------        -----------       -----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain distributions from affiliated investment
 companies..................................................     140,923          1,335,729         1,007,052          369,265
Net realized gain from sale of investments in affiliated
 investment companies.......................................     168,719          1,815,178         1,586,729          466,248
                                                               ---------        -----------       -----------        ---------
Net realized gain on investments............................     309,642          3,150,907         2,593,781          835,513
Net change in unrealized appreciation/depreciation of
 investments................................................    (564,459)        (2,528,897)       (1,696,463)        (641,174)
                                                               ---------        -----------       -----------        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (254,817)           622,010           897,318          194,339
                                                               ---------        -----------       -----------        ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $ 368,365        $ 2,318,419       $ 1,557,705        $ 327,433
                                                               =========        ===========       ===========        =========

                             See accompanying notes

                                Profile Funds- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        MODERATELY AGGRESSIVE
                                           CONSERVATIVE PROFILE FUND      MODERATE PROFILE FUND             PROFILE FUND
                                           -------------------------   ---------------------------   ---------------------------
                                           SIX MONTHS                   SIX MONTHS                    SIX MONTHS
                                              ENDED                       ENDED                         ENDED
                                             6/30/06     5/3/05* TO      6/30/06       5/3/05* TO      6/30/06       5/3/05* TO
                                           (UNAUDITED)    12/31/05     (UNAUDITED)      12/31/05     (UNAUDITED)      12/31/05
                                           -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income....................  $   623,182   $   133,684   $  1,696,409   $    280,318   $    660,387   $    321,176
Net realized gain (loss) on
 investments.............................      309,642        (2,830)     3,150,907           (614)     2,593,781        (13,152)
Net change in unrealized
 appreciation/depreciation of
 investments.............................     (564,459)      331,398     (2,528,897)     2,480,886     (1,696,463)     2,014,726
                                           -----------   -----------   ------------   ------------   ------------   ------------
Net increase in net assets resulting from
 operations..............................      368,365       462,252      2,318,419      2,760,590      1,557,705      2,322,750
                                           -----------   -----------   ------------   ------------   ------------   ------------

DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class..........................      (17,983)            -        (54,151)             -        (66,765)             -
 Service Class...........................     (121,265)            -       (229,603)             -       (247,457)             -
Net realized gain on investments:
 Standard Class..........................       (2,037)            -         (1,067)             -         (1,066)             -
 Service Class...........................      (23,767)            -        (10,845)             -         (7,199)             -
                                           -----------   -----------   ------------   ------------   ------------   ------------
                                              (165,052)            -       (295,666)             -       (322,487)             -
                                           -----------   -----------   ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................    3,098,469     2,711,105     11,186,000     13,046,141     10,766,094     11,516,520
 Service Class...........................   45,703,288    33,473,841    163,039,909    114,861,531     97,002,712     68,888,683
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class..........................       20,020             -         55,218              -         67,831              -
 Service Class...........................      145,032             -        240,448              -        254,656              -
                                           -----------   -----------   ------------   ------------   ------------   ------------
                                            48,966,809    36,184,946    174,521,575    127,907,672    108,091,293     80,405,203
                                           -----------   -----------   ------------   ------------   ------------   ------------
Cost of shares repurchased:
 Standard Class..........................     (576,507)     (309,777)    (1,351,533)      (879,394)    (1,188,252)      (408,411)
 Service Class...........................   (8,472,845)   (2,251,664)   (29,409,936)    (8,388,902)   (10,619,630)    (5,437,979)
                                           -----------   -----------   ------------   ------------   ------------   ------------
                                            (9,049,352)   (2,561,441)   (30,761,469)    (9,268,296)   (11,807,882)    (5,846,390)
                                           -----------   -----------   ------------   ------------   ------------   ------------
Increase in net assets derived from
 capital share transactions..............   39,917,457    33,623,505    143,760,106    118,639,376     96,283,411     74,558,813
                                           -----------   -----------   ------------   ------------   ------------   ------------
NET INCREASE IN NET ASSETS...............   40,120,770    34,085,757    145,782,859    121,399,966     97,518,629     76,881,563

NET ASSETS:
Beginning of period......................   34,085,757             -    121,399,966              -     76,881,563              -
                                           -----------   -----------   ------------   ------------   ------------   ------------
End of period............................  $74,206,527   $34,085,757   $267,182,825   $121,399,966   $174,400,192   $ 76,881,563
                                           ===========   ===========   ============   ============   ============   ============
Undistributed net investment income......  $   621,307   $   140,014   $  1,997,846   $    290,385   $    825,361   $    321,176
                                           ===========   ===========   ============   ============   ============   ============


                                            AGGRESSIVE PROFILE FUND
                                           -------------------------
                                           SIX MONTHS
                                              ENDED
                                             6/30/06     5/3/05* TO
                                           (UNAUDITED)    12/31/05
                                           -------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income....................  $   133,094   $    34,118
Net realized gain (loss) on
 investments.............................      835,513        (7,448)
Net change in unrealized
 appreciation/depreciation of
 investments.............................     (641,174)      852,494
                                           -----------   -----------
Net increase in net assets resulting from
 operations..............................      327,433       879,164
                                           -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class..........................      (50,026)            -
 Service Class...........................     (145,192)            -
Net realized gain on investments:
 Standard Class..........................         (439)            -
 Service Class...........................       (1,811)            -
                                           -----------   -----------
                                              (197,468)            -
                                           -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................    6,708,498     4,564,807
 Service Class...........................   29,318,917    19,714,341
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class..........................       50,465             -
 Service Class...........................      147,003             -
                                           -----------   -----------
                                            36,224,883    24,279,148
                                           -----------   -----------
Cost of shares repurchased:
 Standard Class..........................   (1,024,124)     (470,494)
 Service Class...........................   (3,139,007)   (1,625,802)
                                           -----------   -----------
                                            (4,163,131)   (2,096,296)
                                           -----------   -----------
Increase in net assets derived from
 capital share transactions..............   32,061,752    22,182,852
                                           -----------   -----------
NET INCREASE IN NET ASSETS...............   32,191,717    23,062,016
NET ASSETS:
Beginning of period......................   23,062,016             -
                                           -----------   -----------
End of period............................  $55,253,733   $23,062,016
                                           ===========   ===========
Undistributed net investment income......  $    29,713   $    34,118
                                           ===========   ===========

------------------
*Date of commencement of operations.

                             See accompanying notes

                                Profile Funds- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CONSERVATIVE PROFILE FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                    CONSERVATIVE PROFILE FUND STANDARD CLASS

                                                              SIX MONTHS
                                                                 ENDED           5/3/05(2)
                                                              6/30/06(1)            TO
                                                              (UNAUDITED)        12/31/05
                                                              ----------------------------
Net asset value, beginning of period........................    $10.591           $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)....................................      0.139             0.131
Net realized and unrealized gain on investments.............      0.001             0.460
                                                                -------           -------
Total from investment operations............................      0.140             0.591
                                                                -------           -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................     (0.041)               --
Net realized gain on investments............................     (0.005)               --
                                                                -------           -------
Total dividends and distributions...........................     (0.046)               --
                                                                -------           -------

Net asset value, end of period..............................    $10.685           $10.591
                                                                =======           =======

Total return(4).............................................      1.32%             5.91%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................    $ 4,976           $ 2,440
Ratio of expenses to average net assets(5)..................      0.30%             0.30%
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly(5).............................      0.56%             1.53%
Ratio of net investment income to average net assets........      2.61%             1.87%
Ratio of net investment income to average net assets prior
 to fees waived and expense paid indirectly.................      2.35%             0.64%
Portfolio turnover..........................................        20%               20%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5)Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes

                               Profile Funds- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CONSERVATIVE PROFILE FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                    CONSERVATIVE PROFILE FUND SERVICE CLASS

                                                              SIX MONTHS
                                                                 ENDED           5/3/05(2)
                                                              6/30/06(1)            TO
                                                              (UNAUDITED)        12/31/05
                                                              ----------------------------
Net asset value, beginning of period........................    $10.574           $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)....................................      0.125             0.113
Net realized and unrealized gain on investments.............      0.001             0.461
                                                                -------           -------
Total from investment operations............................      0.126             0.574
                                                                -------           -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................     (0.024)                -
Net realized gain on investments............................     (0.005)                -
                                                                -------           -------
Total dividends and distributions...........................     (0.029)                -
                                                                -------           -------

Net asset value, end of period..............................    $10.671           $10.574
                                                                =======           =======

Total return(4).............................................      1.19%             5.74%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................    $69,231           $31,646
Ratio of expenses to average net assets(5)..................      0.55%             0.55%
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly(5).............................      0.81%             1.78%
Ratio of net investment income to average net assets........      2.36%             1.62%
Ratio of net investment income to average net assets prior
 to fees waived and expense paid indirectly.................      2.10%             0.39%
Portfolio turnover..........................................        20%               20%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5)Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes

                               Profile Funds- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MODERATE PROFILE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                      MODERATE PROFILE FUND STANDARD CLASS

                                                              SIX MONTHS
                                                                 ENDED           5/3/05(2)
                                                              6/30/06(1)            TO
                                                              (UNAUDITED)        12/31/05
                                                              ----------------------------
Net asset value, beginning of period........................    $10.866           $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)....................................      0.112             0.082
Net realized and unrealized gain on investments.............      0.147             0.784
                                                                -------           -------
Total from investment operations............................      0.259             0.866
                                                                -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................     (0.031)               --
Net realized gain on investments............................     (0.001)               --
                                                                -------           -------
Total dividends and distributions...........................     (0.032)               --
                                                                -------           -------

Net asset value, end of period..............................    $11.093           $10.866
                                                                =======           =======
Total return(4).............................................      2.37%             8.66%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................    $22,477           $12,391
Ratio of expenses to average net assets(5)..................      0.30%             0.30%
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly(5).............................      0.34%             0.60%
Ratio of net investment income to average net assets........      2.02%             1.16%
Ratio of net investment income to average net assets prior
 to fees waived and expense paid indirectly.................      1.98%             0.86%
Portfolio turnover..........................................        23%               10%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5)Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes

                               Profile Funds- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MODERATE PROFILE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                      MODERATE PROFILE FUND SERVICE CLASS

                                                              SIX MONTHS
                                                                 ENDED           5/3/05(2)
                                                              6/30/06(1)            TO
                                                              (UNAUDITED)        12/31/05
                                                              ----------------------------
Net asset value, beginning of period........................   $ 10.847          $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)....................................      0.098             0.064
Net realized and unrealized gain on investments.............      0.147             0.783
                                                               --------          --------
Total from investment operations............................      0.245             0.847
                                                               --------          --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................     (0.013)                -
Net realized gain on investments............................     (0.001)                -
                                                               --------          --------
Total dividends and distributions...........................     (0.014)                -
                                                               --------          --------

Net asset value, end of period..............................   $ 11.078          $ 10.847
                                                               ========          ========

Total return(4).............................................      2.25%             8.47%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................   $244,706          $109,009
Ratio of expenses to average net assets(5)..................      0.55%             0.55%
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly(5).............................      0.59%             0.85%
Ratio of net investment income to average net assets........      1.77%             0.91%
Ratio of net investment income to average net assets prior
 to fees waived and expense paid indirectly.................      1.73%             0.61%
Portfolio turnover..........................................        23%               10%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5)Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes

                               Profile Funds- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MODERATELY AGGRESSIVE PROFILE FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

               MODERATELY AGGRESSIVE PROFILE FUND STANDARD CLASS

                                                              SIX MONTHS
                                                                 ENDED           5/3/05(2)
                                                              6/30/06(1)            TO
                                                              (UNAUDITED)        12/31/05
                                                              ----------------------------
Net asset value, beginning of period........................    $11.100           $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)....................................      0.073             0.136
Net realized and unrealized gain on investments.............      0.247             0.964
                                                                -------           -------
Total from investment operations............................      0.320             1.100
                                                                -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................     (0.040)                -
Net realized gain on investments............................     (0.001)                -
                                                                -------           -------
Total dividends and distributions...........................     (0.041)                -
                                                                -------           -------

Net asset value, end of period..............................    $11.379           $11.100
                                                                =======           =======

Total return(4).............................................      2.87%            11.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................    $21,265           $11,426
Ratio of expenses to average net assets(5)..................      0.30%             0.30%
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly(5).............................      0.38%             0.79%
Ratio of net investment income to average net assets........      1.28%             1.88%
Ratio of net investment income to average net assets prior
 to fees waived and expense paid indirectly.................      1.20%             1.39%
Portfolio turnover..........................................        50%               10%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5)Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes

                               Profile Funds- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MODERATELY AGGRESSIVE PROFILE FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                     MODERATELY AGGRESSIVE PROFILE FUND SERVICE CLASS

                                                             SIX MONTHS
                                                                ENDED           5/3/05(2)
                                                             6/30/06(1)            TO
                                                             (UNAUDITED)        12/31/05
                                                             -----------        ---------
Net asset value, beginning of period.......................   $ 11.081           $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)...................................      0.058             0.118
Net realized and unrealized gain on investments............      0.248             0.963
                                                              --------           -------
Total from investment operations...........................      0.306             1.081
                                                              --------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................................     (0.022)                -
Net realized gain on investments...........................     (0.001)                -
                                                              --------           -------
Total dividends and distributions..........................     (0.023)                -
                                                              --------           -------

Net asset value, end of period.............................   $ 11.364           $11.081
                                                              ========           =======

Total return(4)............................................      2.75%            10.81%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................   $153,135           $65,456
Ratio of expenses to average net assets(5).................      0.55%             0.55%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly(5).....................      0.63%             1.04%
Ratio of net investment income to average net assets.......      1.03%             1.63%
Ratio of net investment income to average net assets prior
 to fees waived and expense paid indirectly................      0.95%             1.14%
Portfolio turnover.........................................        50%               10%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5)Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes

                               Profile Funds- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE PROFILE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                        AGGRESSIVE PROFILE FUND STANDARD CLASS

                                                             SIX MONTHS
                                                                ENDED           5/3/05(2)
                                                             6/30/06(1)            TO
                                                             (UNAUDITED)        12/31/05
                                                             ----------------------------
Net asset value, beginning of period.......................    $11.392           $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)...................................      0.053             0.055
Net realized and unrealized gain on investments............      0.389             1.337
                                                               -------           -------
Total from investment operations...........................      0.442             1.392
                                                               -------           -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................................     (0.062)                -
Net realized gain on investments...........................     (0.001)                -
                                                               -------           -------
Total dividends and distributions..........................     (0.063)                -
                                                               -------           -------

Net asset value, end of period.............................    $11.771           $11.392
                                                               =======           =======

Total return(4)............................................      3.86%            13.92%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $10,044           $ 4,280
Ratio of expenses to average net assets(5).................      0.30%             0.30%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly(5).....................      0.67%             1.91%
Ratio of net investment income to average net assets.......      0.89%             0.75%
Ratio of net investment income (loss) to average net assets
 prior to fees waived and expense paid indirectly..........      0.52%            (0.86%)
Portfolio turnover.........................................        68%               15%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5)Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes

                               Profile Funds- 16

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE PROFILE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                         AGGRESSIVE PROFILE FUND SERVICE CLASS

                                                             SIX MONTHS
                                                                ENDED           5/3/05(2)
                                                             6/30/06(1)            TO
                                                             (UNAUDITED)        12/31/05
                                                             ----------------------------
Net asset value, beginning of period.......................    $11.372           $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)...................................      0.038             0.036
Net realized and unrealized gain on investments............      0.388             1.336
                                                               -------           -------
Total from investment operations...........................      0.426             1.372
                                                               -------           -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................................     (0.044)                -
Net realized gain on investments...........................     (0.001)                -
                                                               -------           -------
Total dividends and distributions..........................     (0.045)                -
                                                               -------           -------

Net asset value, end of period.............................    $11.753           $11.372
                                                               =======           =======

Total return(4)............................................      3.73%            13.72%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....................    $45,210           $18,782
Ratio of expenses to average net assets(5).................      0.55%             0.55%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly(5).....................      0.92%             2.16%
Ratio of net investment income to average net assets.......      0.64%             0.50%
Ratio of net investment income (loss) to average net assets
 prior to fees waived and expense paid indirectly..........      0.27%            (1.11%)
Portfolio turnover.........................................        68%               15%

------------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5)Does not include expenses of the investment companies in which the Fund invests.

                             See accompanying notes

                               Profile Funds- 17

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund (the "Funds"). The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold only to The Lincoln National Life Insurance Company ("Lincoln Life") and Lincoln Life & Annuity Company of New York (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Funds will invest in other open-end investment companies (mutual funds) that are members of Lincoln Variable Insurance Products Trust, Jefferson Pilot Variable Fund, Delaware VIP Trust and the Delaware Inflation Protected Bond Fund (collectively, the "Underlying Funds"). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, each Fund may invest in individual securities, such as money market securities.

The investment objective of the Conservative Profile Fund is a high level of current income with some consideration given to growth of capital.

The investment objective of Moderate Profile Fund is a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of Moderately Aggressive Profile Fund is a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of Aggressive Profile Fund is long-term growth of capital. Current income is not a consideration.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation--The market value of the Funds' investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes--Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Each Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Funds receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of each Fund's investment portfolio, including monitoring of the Funds' investment sub-advisor, and provides certain administrative services to the Funds. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund.

Lincoln Life, an affiliate of DMC, has contractually agreed to reimburse the Funds to the extent that each Fund's annual operating expenses (excluding Underlying Fund Fees and Expenses and distribution fees) exceed 0.30% of average daily net assets. The agreement will continue at least through April 30, 2007, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

Wilshire Associates, Inc. (the "Sub-Advisor") is responsible for the day-to-day management of each Fund's investment portfolio. For these services, DMC, not the Funds, pays the Sub-Advisor a fee based on the combined net assets of the Funds as follows: 0.10% for the first $250 million of the Funds' average daily net assets, 0.06% over $250 million but less than $1 billion, 0.05% over $1 billion but less than $3 billion, and 0.04% of any excess of the Funds' average daily net assets over $3 billion.

                               Profile Funds- 18

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Funds. For these services, each Fund pays DSC an annual fee of $43,000. For the six months ended June 30, 2006, fees for these services amounted to $21,500 for each Fund.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, each Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the six months ended June 30, 2006, fees for these support services amounted to $8,146, $7,871, $7,633 and $7,734, for Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund, respectively.

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC and Jefferson Pilot Investment Advisory Corporation, an affiliate of DMC, serve as the investment managers for the Underlying Funds.

At June 30, 2006, the Funds had receivables from or liabilities payable to affiliates as follows:

                                                                                             MODERATELY
                                                              CONSERVATIVE     MODERATE      AGGRESSIVE     AGGRESSIVE
                                                              PROFILE FUND   PROFILE FUND   PROFILE FUND   PROFILE FUND
                                                              ------------   ------------   ------------   ------------
Management Fees Payable to DMC..............................    $(14,485)      $(51,353)      $(33,050)      $(10,733)
Accounting and Administration Fees Payable to DSC...........      (7,167)        (7,167)        (7,167)        (7,167)
Administration Fees Payable to Lincoln Life.................      (2,083)        (2,083)        (2,083)        (2,083)
Distribution Fees Payable to the Companies..................     (13,496)       (47,006)       (28,899)        (8,771)
Receivable from Lincoln Life................................      13,923          6,449         10,000         14,453

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

3. INVESTMENTS
For the six months ended June 30, 2006, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                                                                MODERATELY
                                                               CONSERVATIVE      MODERATE       AGGRESSIVE      AGGRESSIVE
                                                               PROFILE FUND    PROFILE FUND    PROFILE FUND    PROFILE FUND
                                                               ------------    ------------    ------------    ------------
Purchases...................................................   $45,542,301     $167,662,538    $128,467,610    $45,215,645
Sales.......................................................     5,245,373       21,414,253      30,771,170     12,930,406

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                                                                MODERATELY
                                                               CONSERVATIVE      MODERATE       AGGRESSIVE      AGGRESSIVE
                                                               PROFILE FUND    PROFILE FUND    PROFILE FUND    PROFILE FUND
                                                               ------------    ------------    ------------    ------------
Cost of investments.........................................   $74,489,264     $266,676,732    $174,713,591    $54,919,164
                                                               ===========     ============    ============    ===========
Aggregate unrealized appreciation...........................   $   582,065     $  3,168,699    $  3,069,328    $ 1,181,981
Aggregate unrealized depreciation...........................      (905,517)      (3,267,594)     (2,812,847)    (1,020,554)
                                                               -----------     ------------    ------------    -----------
Net unrealized appreciation (depreciation)..................   $  (323,452)    $    (98,895)   $    256,481    $   161,427
                                                               ===========     ============    ============    ===========

                               Profile Funds- 19

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the period* ended December 31, 2005. The tax character of dividends and distributions paid during the six months ended June 30, 2006 for each Fund were as follows.
------------------

*Commenced operations on May 3, 2005.

                                                                                                MODERATELY
                                                               CONSERVATIVE      MODERATE       AGGRESSIVE      AGGRESSIVE
                                                               PROFILE FUND    PROFILE FUND    PROFILE FUND    PROFILE FUND
                                                               ------------    ------------    ------------    ------------
Six months ended June 30, 2006*:
 Ordinary income............................................     $165,052        $295,666        $322,487        $197,468

------------------
*Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

In addition, the Funds declared ordinary income consent dividends for the year ended December 31, 2005 shown below. Such amounts have been deemed paid and contributed to the Funds as additional paid-in capital.

                                                                                                MODERATELY
                                                               CONSERVATIVE      MODERATE       AGGRESSIVE      AGGRESSIVE
                                                               PROFILE FUND    PROFILE FUND    PROFILE FUND    PROFILE FUND
                                                               ------------    ------------    ------------    ------------
Consent Dividends...........................................      $2,641         $23,008         $23,326         $10,236

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

                                                                                                MODERATELY
                                                               CONSERVATIVE      MODERATE       AGGRESSIVE      AGGRESSIVE
                                                               PROFILE FUND    PROFILE FUND    PROFILE FUND    PROFILE FUND
                                                               ------------    ------------    ------------    ------------
Shares of beneficial interest...............................   $73,543,603     $262,406,113    $170,849,178    $54,250,003
Undistributed ordinary income...............................       845,454        3,841,315       2,452,455        536,156
Undistributed long-term capital gain........................       140,922        1,034,292         842,078        306,147
Unrealized appreciation (depreciation) of investments.......      (323,452)         (98,895)        256,481        161,427
                                                               -----------     ------------    ------------    -----------
Net assets..................................................   $74,206,527     $267,182,825    $174,400,192    $55,253,733
                                                               ===========     ============    ============    ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of distributions received from underlying investments and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                                                                                                MODERATELY
                                                               CONSERVATIVE      MODERATE       AGGRESSIVE      AGGRESSIVE
                                                               PROFILE FUND    PROFILE FUND    PROFILE FUND    PROFILE FUND
                                                               ------------    ------------    ------------    ------------
Undistributed net investment income.........................     $(2,641)       $ 294,806       $ 158,020        $ 57,719
Accumulated net realized gain (loss)........................           -         (301,437)       (164,974)        (63,118)
Paid in capital.............................................       2,641            6,631           6,954           5,399

                               Profile Funds- 20

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                     CONSERVATIVE                             MODERATE
                                                                     PROFILE FUND                           PROFILE FUND
                                                            ------------------------------         ------------------------------
                                                             SIX MONTHS          PERIOD             SIX MONTHS          PERIOD
                                                               ENDED             ENDED                ENDED             ENDED
                                                              6/30/06          12/31/05*             6/30/06          12/31/05*
                                                            ------------      ------------         ------------      ------------
Shares sold:
 Standard Class.......................................         287,277           260,092             1,002,253         1,223,001
 Service Class........................................       4,272,113         3,207,812            14,667,698        10,837,387
Shares issued upon reinvestment of dividends and
 distributions:
 Standard Class.......................................           1,857                 -                 4,890                 -
 Service Class........................................          13,464                 -                21,318                 -
                                                             ---------         ---------            ----------        ----------
                                                             4,574,711         3,467,904            15,696,159        12,060,388
                                                             ---------         ---------            ----------        ----------
Shares repurchased:
 Standard Class.......................................         (53,831)          (29,751)             (121,380)          (82,611)
 Service Class........................................        (790,941)         (214,913)           (2,649,178)         (788,165)
                                                             ---------         ---------            ----------        ----------
                                                              (844,772)         (244,664)           (2,770,558)         (870,776)
                                                             ---------         ---------            ----------        ----------
Net increase..........................................       3,729,939         3,223,240            12,925,601        11,189,612
                                                             =========         =========            ==========        ==========

                                                                MODERATELY AGGRESSIVE                        AGGRESSIVE
                                                                     PROFILE FUND                           PROFILE FUND
                                                            ------------------------------         ------------------------------
                                                             SIX MONTHS          PERIOD             SIX MONTHS          PERIOD
                                                               ENDED             ENDED                ENDED             ENDED
                                                              6/30/06          12/31/05*             6/30/06          12/31/05*
                                                            ------------      ------------         ------------      ------------
Shares sold:
 Standard Class.......................................          937,257        1,067,298               559,604           418,839
 Service Class........................................        8,471,963        6,411,475             2,446,299         1,797,838
Shares issued upon reinvestment of dividends and
 distributions:
 Standard Class.......................................            5,830                -                 4,163                 -
 Service Class........................................           21,913                -                12,141                 -
                                                             ----------        ---------            ----------        ----------
                                                              9,436,963        7,478,773             3,022,207         2,216,677
                                                             ----------        ---------            ----------        ----------
Shares repurchased:
 Standard Class.......................................         (103,723)         (37,970)              (86,191)          (43,100)
 Service Class........................................         (924,919)        (504,390)             (263,494)         (146,298)
                                                             ----------        ---------            ----------        ----------
                                                             (1,028,642)        (542,360)             (349,685)         (189,398)
                                                             ----------        ---------            ----------        ----------
Net increase..........................................        8,408,321        6,936,413             2,672,522         2,027,279
                                                             ==========        =========            ==========        ==========

------------------
*Commenced operations on May 3, 2005.

6. LINE OF CREDIT
Each Fund along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. Each Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). Each Fund had no amount outstanding at June 30, 2006, or at any time during the period.

                               Profile Funds- 21

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. CONTRACTUAL OBLIGATIONS
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of each Fund's proxy voting procedures and information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                               Profile Funds- 22

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principle Accountant Fees and Services

(a)  Audit Fees

Not Applicable.

(b)  Audit-Related Fees

Not Applicable.

(c)  Tax Fees

Not Applicable.

(d)  All Other Fees

Not Applicable.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

Not Applicable.

(e) (2) Not Applicable.

(f)  Not Applicable.

(g)  Aggregate Non-Audit Fees

Not Applicable.

(h)  Principal Accountant's Independence

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable.

Item 11. Controls and Procedures

     (a) The Registrant's president and chief accounting officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

     (a) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

     (a) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST (REGISTRANT)

         /s/ Kelly D. Clevenger
         ----------------------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Kelly D. Clevenger
    ---------------------------------------------
    Kelly D. Clevenger
    Chairman of the Board and President
    (Signature and Title)

Date: August 28, 2006

By  /s/ William P. Flory
    ---------------------------------------------
    William P. Flory
    Chief Accounting Officer
    (Signature and Title)

Date: August 28, 2006